'33 Act File No. 33- 62795
'40 Act File No. 811-5311

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933	☐
Pre-effective Amendment No. ___	☐
Post-effective Amendment No. 21	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 53	☑
(Check appropriate box or boxes.)

NATIONWIDE VLI SEPARATE ACCOUNT-2
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215-2220
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code:  (614) 249-7111

Thomas E. Barnes, Esq.
SVP and Secretary
One Nationwide Plaza
Columbus, Ohio 43215-2220
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: May 1, 2008

It is proposed that this filing will become effective (check appropriate box)
☐           Immediately upon filing pursuant to paragraph (b)
☑           On May 1, 2008 pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® MSPVL

Individual Modified Single Premium Variable Universal Life Insurance Policies

Issued By

Nationwide Life Insurance Company

Through

Nationwide VLI Separate Account-2

The Date Of This Prospectus Is May 1, 2008

PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not to purchase the variable life insurance policy it describes.  Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you.  In consultation with your financial advisor, you should use this prospectus to compare the benefits and risks of the policy versus those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus and consult with a trusted financial adviser.  If you have policy specific questions or need additional information, contact us.  Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

Telephone:	1-800-547-7548
TDD:	1-800-238-3035
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company
5100 Rings Road, RR1-04-D4
Dublin, Ohio 43017-1522

You should read your policy along with this prospectus.

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The policy is NOT: FDIC insured; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy MAY decrease in value to the point of being valueless.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

The purpose of the policy is to provide life insurance protection for the beneficiary you name.  If your primary need is not life insurance protection, then purchasing the policy may not be in your best interests.  We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying the policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs.  Consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including the policy this prospectus describes.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Table Of Contents
Page
In Summary: Policy Benefits	4
In Summary: Policy Risks	5
In Summary: Variable Universal Life Insurance And the Policy	6
In Summary: Fee Tables	8
Policy Investment Options	11
The Fixed Investment Option
Variable Investment Options
Allocation of Premium and Cash Value
Valuation of Accumulation Units
How Sub-Account Investment Experience is Determined
Cash Value
Transfers Among and Between Policy Investment Options	16
Sub-Account Portfolio Transfers
Fixed Account Transfers
Modes to Make a Transfer
The Policy	18
Policy Owner
Beneficiaries
Purchasing the Policy
Coverage
Coverage Effective Date
Temporary Insurance Coverage
Right to Cancel (Examination Right)
Changing the Amount of Insurance Coverage
Exchanging the Policy
Terminating the Policy
Assigning the Policy
Proceeds Upon Maturity
Reminders, Reports and Illustrations
Errors or Misstatements
Incontestability
If We Modify the Policy
Riders	22
Long-term Care Rider
Premium	22
Initial Premium
Additional Premiums
Policy Charges	24
Surrender Charge
Short-Term Trading Fees
Cost of Insurance Charge
Mortality and Expense Risk Charge
Tax Expense
Administrative Expense
Policy Loan Interest
Long-term Care Rider
A Note on Charges
Information on Underlying Mutual Fund Payments
The Death Benefit	27
Calculation of the Death Benefit Proceeds
Death Benefit
Suicide

Table Of Contents (continued)
Page
Surrenders	28
Full Surrender
Partial Surrender
The Payout Options	28
Interest Income
Income for a Fixed Period
Life Income With Payments Guaranteed
Fixed Income for Varying Periods
Joint and Survivor Life
Alternate Life Income
Policy Owner Services	29
Dollar Cost Averaging
Asset Rebalancing
Policy Loans	30
Loan Amount and Interest
Collateral and Interest
Repayment
Net Effect of Policy Loans
Lapse	31
Grace Period
Reinstatement
Taxes	32
Types of Taxes of Which to be Aware
Buying The Policy
Investment Gain in the Policy
Periodic Withdrawals, Non-Periodic Withdrawals And Loans
Surrendering the Policy
Withholding
Exchanging the Policy for Another Life Insurance Policy
Taxation of Death Benefits
Terminal Illness
Special Considerations for Corporations
Taxes and the Value of Your Policy
Business Uses of the Policy
Non-Resident Aliens and Other Persons who are not Citizens of the United States
Tax Changes
Nationwide Life Insurance Company	38
Nationwide VLI Separate Account-2	38
Organization, Registration and Operation
Addition, Deletion, or Substitution of Mutual Funds
Voting Rights
Legal Proceedings	40
Nationwide Life Insurance Company
Nationwide Investment Services Corporation
Financial Statements	43
Appendix A: Sub-Account Information	44
Appendix B: Definitions	60

In Summary: Policy Benefits

Appendix B defines certain words and phrases we use in this prospectus.

Death Benefit

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies. The Death Benefit is the greater of the Specified Amount or the applicable percentage of cash value under federal tax law.

For more information, see "The Death Benefit" section of this prospectus.

Your or Your Beneficiary's Choice of Policy Proceeds

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time.  For more information, see "The Payout Options" section of this prospectus.

Coverage Flexibility

Subject to conditions, you may choose to:

•	change your beneficiaries; and/or

•	change who owns the policy.

For more information, see the "Beneficiaries"; and "Assigning the Policy" sections of this prospectus.

Access To Cash Value

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy. You may:

•
Take a policy loan of an amount no greater in the first year than 50% of the policy's Cash Value, less surrender charge, and no greater than 90% of the policy's Cash Value, less surrender charge, in the following years.  The minimum amount is $1,000.  For more information, see the "Policy Loans" section of this prospectus.

•
After the fifth year, take a partial surrender of no less than $500, but no more than 10% of total Premium payments or 100% of Cash Value less total Premium payments less any loan amount at the time of the partial surrender, so long as it does not reduce the policy's Cash Surrender Value below $10,000.  For more information, see the "Partial Surrender section of this prospectus.

•
Surrender the policy at any time while the Insured is alive.  The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans and surrender charges.  You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit.  For more information, see the "Full Surrender" and "The Payout Options" sections of this prospectus.

Additional Premium

Though the policy is designed to be a single Premium policy, you may make additional Premium payments, subject to conditions.  The minimum initial Premium is $10,000 for policies where the Insured is less than 71 years of age and $50,000 where the Insured is between the ages of 71 and 80.  For more information, see the "Premium" section of this prospectus.

Investment Options

You may choose to allocate your Premiums after charges to a fixed or variable investment options in any proportion:

•	The fixed investment option will earn interest daily at an annual effective rate of at least 3%.

•
The variable investment options constitute the available mutual funds, and we have divided Nationwide VLI Separate Account-2 into an equal number of Sub-Account portfolios, identified in the "Appendix A: Sub-Account Information" section, to account for your allocations.  Your investment return will depend on Investment Experience of the Sub-Account portfolios you have chosen.

For more information, see the " Appendix A: Sub-Account Information," and the "Policy Investment Option" sections of this prospectus.

Transfers Between and Among Investment Options

You may transfer between the fixed and variable investment options, subject to conditions.  You may transfer among the Sub-Account portfolios within limits.  For more information, see the "Sub-Account Portfolio Transfers section of this prospectus.  We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience.  For more information, see the "Sub-Account Portfolio Transfers," and "Modes to Make a Transfer" section of this prospectus.  We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time, to try to reduce the investment risks of market fluctuations.  For more information, see the "Dollar Cost Averaging sections of this prospectus.

Taxes

Unless you make a withdrawal, you will generally not be taxed on any earnings while your policy remains In Force.  This is known as tax deferral.  Also, your beneficiary will generally not have to include the Proceeds as taxable income.  For more information, see the "Taxes" section of this prospectus.  Unlike other variable insurance products offered by Nationwide, this policy does not require distributions to be made before the death of the Insured.

Assignment

You may assign the policy as collateral for a loan or another obligation while the Insured is alive.  For more information, see the "Assigning the Policy" section of this prospectus.

Examination Right

For a limited time, you may cancel the policy, and you will receive a refund.  For more information, see the "Right to Cancel (Examination Right)" of this prospectus.

Rider

You may purchase a Long-term Care Rider.  Availability will vary by state.  For more information, see the "Rider" section of this prospectus.

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.  You should not purchase the policy if you expect that you will need to access its Cash Value in the near future because substantial surrender charges will apply in the first several years from the Policy Date.

Unfavorable Investment Experience

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient, let alone a positive, return, especially after the deductions for policy and Sub-Account portfolio charges.  Besides Premium payments, Investment Experience will impact the Cash Value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage sooner than might have been foreseen, and, potentially, even terminate without value.

Effect of Partial Surrenders and Policy Loans on Investment Returns

Partial surrenders or policy loans may accelerate a Lapse because the amount of either or both will no longer be available to generate any investment return.  A partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen.  If the partial surrender amount exceeds the Cash Value in the Sub-Account portfolios, the fixed account will be reduced as well.  As collateral for a policy loan, we will transfer an equal amount of Cash Value to the policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options.  Thus, the remainder of your policy's Cash Value is all that would be available to generate enough of an investment return to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the policy loan or make another Premium payment.  There will always be a Grace Period, and the opportunity to reinstate insurance coverage.  Under certain circumstances, however, the policy could terminate without value, and insurance coverage would cease.

Reduction of The Death Benefit

A partial surrender could and a policy loan would decrease the policy's Death Benefit, depending on how the Death Benefit relates to the policy's Cash Value.  For more information, see the "Surrenders" and "Net Effect Of Policy Loans" sections of this prospectus.

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time.  These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's Beneficiary.  Partial and full surrenders from the policy may be subject to taxes.  The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code.  Generally, tax treatment on modified endowment contracts will be less favorable when compared to having the policy treated as a life insurance contract.  For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income not a return of investment.  For more detailed information concerning the tax consequences of this policy please see the Taxes provision. For detailed information regarding tax treatment on modified endowment contracts, please see the Periodic Withdrawals, Non-Periodic Withdrawals and Loans section of the Taxes provision. Consult a qualified tax adviser on all tax matters involving your policy.

Fixed Account Transfer Restrictions and Limitations

We will not honor a request to transfer Cash Value to or from the fixed account until after the first year.  Then, we will only honor a transfer request from the fixed account that is made within thirty days of the end of a calendar quarter, but not within twelve months of a previous request.  We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.  For more information, see "The Fixed Investment Option" section of this prospectus.

Sub-Account Portfolio Limitations

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue its stated investment objective.  This disruption to the Sub-Account may result in lower Investment Experience and Cash Value.  We have instituted procedures to minimize disruptive transfers including, but not limited to, transfer restrictions and short-term trading fees.  For more information, see the "Sub-Account Portfolio Transfers," "Modes to Make a Transfer" and "Short-Term Trading Fees," sections of this prospectus.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

Sub-Account Portfolio Investment Risk

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund's prospectus. You should read the mutual fund's prospectus carefully before investing.

In Summary: Variable Universal Life Insurance and the Policy

•	Variable Universal Life Insurance may be important to you in two ways. It will provide economic protection to a beneficiary.

•	It may build Cash Value.

Why would you want to purchase this type of life insurance?  How will you allocate the Net Premium among the variable investment options and the fixed investment option?  Your reasons and decisions will affect the insurance and Cash Value aspects.

While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

It is similar to, but also different from, universal life insurance.  It is similar in that:

•  You will pay a Premium for life insurance coverage on the Insured.

•	The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the Insured is alive.

•  The Cash Surrender Value could be substantially lower than the Premiums you have paid.

What makes the policy different from universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen (and the fixed account).  Also, that its value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

From the time we issue the policy through the Insured's death, here is a basic overview.  (But please read the remainder of this prospectus for the details.)

•  At issue, the policy will require a minimum initial Premium payment.

Among other considerations, this amount will be based on: the Insured's age and sex; the underwriting class; any substandard ratings; the Specified Amount; and the choice of the Rider.

          •  You will then be able to allocate the Premium between and among a fixed and the variable investment options.

•	From the policy's Cash Value each month, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs. We call these charges periodic charges.

•	So long as there is enough Cash Surrender Value to cover the policy’s periodic charges as they come due, the policy will remain In Force.

              •   The policy will pay a Death Benefit to the beneficiary.

•	Prior to the Insured's death, you may withdraw all, or a portion (after the fifth policy year), of the policy's Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

Withdrawals and loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy Lapsing.  There also could be adverse tax consequences.

In Summary: Fee Tables

The following tables describe the fee and expenses that you will pay when buying, owning and surrendering the policy.  Fees in this table may be rounded to the hundredth decimal.  The first table describes the fee that you will pay at the time that you surrender the policy.

For more information, see the "Charges" section of this prospectus.

Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Surrender Charge (1)	Upon Full Surrender or policy Lapse	Maximum Guaranteed Charge
10% of Initial Premium Payments
From The Policy's Cash Value
Illustration Charge(2)	Upon Requesting an Illustration	Maximum Guaranteed Charge	Currently
		$25	$0
Short-Term Trading Fee(3)	Upon transfer of sub-account value out of a sub-account within 60 days after allocation to that sub-account	1% of the amount transferred from the sub-account within 60 days of allocation to that sub-account
_______________________________________

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Sub-Account portfolio operating expenses.

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted From Cash Values
Cost Of Insurance Charge(4), (5), (6) Representative – For An Age 50 Male With A Single Premium Of $50,000 and A Specified Amount Of $165,397	Monthly	Minimum	Maximum	Representative(7)
		$0.06	$83.33	$0.54
		Per $1,000 of Net Amount at Risk (Death Benefit less Cash Value)		Per $1,000 of Cash Value
Proportionately From Your Chosen Variable And Fixed Investment Options
Mortality And Expense Risk Charge	Monthly	Maximum And Current Charge
$0.75 Per $1,000 Of Cash Value
Proportionately From Your Chosen Variable Investment Options
Tax Expense Charge(8)	Monthly	Maximum And Current Charges
$0.42 Per $1,000 Of Cash Value
Proportionately From Your Chosen Variable And Fixed Investment Options
Administrative Expense Charge(9)	Monthly	Maximum
The Greater Of: $10 Or $0.25 Per $1,000 Of Cash Value
Proportionately From Your Chosen Variable And Fixed Investment Options
Policy Loan Interest Charge (10), (11), (12)	Annually (Accrues Daily)	Maximum Guaranteed		Currently
		$60		$60
Per $1,000 Of An Outstanding Policy Loan
Long-term Care Rider Charge(13) Representative – For An Age 50 Male With A Long-term Care Specified Amount Of $100,000	Monthly	Minimum	Maximum	Representative
		$0.02	$5.73	$0.09
Per $1,000 Of Rider Net Amount At Risk – Proportionately From Your Chosen Variable And Fixed Investment Options
_______________________________________

The next item shows the minimum and maximum total operating expenses, as of December 31, 2007, charged by the Sub-Account portfolios that you may pay periodically during the time that you own the policy.  The table does not reflect Short-Term Trading Fees.  More detail concerning each Sub-Account portfolio’s fees and expenses is contained in the prospectus for the mutual fund that corresponds to the Sub-Account portfolio.  Please contact us, at the telephone numbers or address on the cover page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Sub-Account Portfolio Operating Expenses
Total Annual Sub-Account Portfolio Operating Expenses	Maximum	Minimum
(expenses that are deducted from the Sub-Account portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	2.46%	0.27%

(1)
The amount of the charge we would deduct begins to decrease each year after the second from the Policy Date.  For the third year from the Policy Date the charge is 9% of initial Premium, for the fourth year it is 8%, for the fifth year it is 7%, for the sixth year it is 6%, for the seventh year it is 5%, for the eighth year it is 4%, for the ninth year it is 3%, and, thereafter, there is no charge.  Initial Premium may vary by: the Insured's sex; age (when the policy was issued); underwriting class and the Specified Amount (and any increases).

(2)	If we begin to charge for illustrations, you will be expected to pay the charge in cash directly to us at the time of your request. This charge will not be deducted from the policy's Cash Value.
(3)
Short-term trading fees are only assessed in connection with Sub-Accounts that correspond to an underlying mutual fund that assesses a short-term trading fee to the variable account.  Sub-Accounts that may assess a short-term fee are listed in the "Variable Investment Options" section of this prospectus with an "†" symbol, and in the descriptions provided in the "Appendix A: Sub-Account Information".  For more information about transactions subject to short-term trading fees, see "Short-Term Trading Fees" section of this prospectus.

(4)	This charge varies by: the Insured's sex; age; underwriting class; any substandard ratings; the year from the Policy Date and the Specified Amount.
(5)	Ask for a policy illustration, or see your Policy Data Page for information on your cost.
(6)
The current cost of insurance charge is calculated based on your policy's Cash Value and is equal to $0.54 per $1,000 of Cash Value for each month for the first ten years from the Policy Date and for all policies with Cash Value less than $100,000. For polices with at least $100,000 of Cash Value, for years after the tenth from the Policy Date, the charge is equal to $0.25 per $1,000 of Cash Value for each month. In New York, the current cost of insurance charge is $0.54 per $1,000 of Cash Value for each month in all years.

(7)	The representative charge may not be representative of the charge that a particular policy owner pays.
(8)	This charge applies for the first ten years from the Policy Date.
(9)
The current monthly administrative charge is $0.25 per $1,000 of Cash Value for the first ten years from the Policy Date on all policies with Cash Value less than $100,000. For policies with $100,000 or more of Cash Value, for years after the tenth from the Policy Date, the current charge is equal to $0.13 per $1,000 of Cash Value.  The charge, however, is not less than $10 per month.  In New York, the administrative charge is $0.25 per $1,000 of Cash Value each month in all years, subject to a maximum of $7.50 per month.

(10)
On the amount of an outstanding loan, we not only charge, but also credit interest, so there is a net cost to you.  Also, there are ordinary and preferred loans on which interest rates vary.  For more information, see the "Policy Loans" section of this prospectus.

The effect is a net cost of no more than 2% per annum for regular loans, based on the minimum guaranteed interest crediting rates.  Preferred loans may be available that have a net cost of $0 (i.e., 6% loan interest rate less a 6% loan crediting rate).  For more information, see the "Policy Loans" section of this prospectus.
(11)
We charge 6% interest per annum on the outstanding balance, which accrues daily and becomes due and payable at the end of the year from the Policy Date, or we add it to your loan.  Meanwhile, we credit interest daily, too, on the portion of your policy's Cash Value corresponding to, and serving as collateral or security to ensure repayment of, the loan.  It is 4% and 6% per annum currently for ordinary and preferred loans, respectively (guaranteed 4% minimally).

(12)
Your net cost for an ordinary loan is 2% per annum currently.  There is no cost (a net cost of zero) for a preferred loan currently.  For more information, see the "Collateral and Interest" section of this prospectus.

(13)
The Long-term Care Rider charge varies by policy based on individual characteristics of the Insured, including sex, age and any substandard ratings.  The continuation of a Rider is contingent on the policy being In Force.

Policy Investment Options

You may allocate all or a portion of your Premium to any Sub-Account.  The separate account is divided into Sub-Accounts that invest in shares of one or more portfolios of the different mutual funds available under the policy.  You may also allocate all or a portion of your Premium to the fixed investment option that is funded by the assets of our general account.

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy.  Others require that we return the Cash Value.  If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the available money market Sub-Account until the free-look period ends.  Once your examination right ends, we will transfer the variable account Cash Value to your Sub-Account allocations in effect at the time of the transfer.  If yours is a state that requires us to refund the Cash Value, we will allocate all of the initial Net Premium to the available money market Sub-Accounts based on the allocation instructions in effect at the time. Any initial Net Premium allocated to fixed investment options will be so allocated immediately upon receipt.

The Fixed Investment Option

The Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account.  The general account contains all of our assets other than those in the separate accounts and funds the fixed investment option.  These assets are subject to our general liabilities from business operations.  We use the general account to support our insurance and annuity obligations.  Any amounts in excess of the separate account liabilities are deposited into our general account.  We bear the full investment risk for all amounts allocated to the fixed account.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of no less than the stated interest crediting rate on the policy data page.  We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion.  You assume the risk that the actual rate may not exceed the guaranteed interest crediting rate in any given year.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account.  Rather, the investment income you earn on your allocations will be based on varying rates we set.

The general account is not subject to the same laws as the separate account, and the SEC, has not reviewed the disclosures in this prospectus relating to the fixed account.  However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

Interest rates are set at the beginning of each calendar quarter and will be effective for at least three months.  You may receive a different interest rate on Premium versus a transfer of Units from a Sub-Account portfolio.  In honoring your request to transfer an amount out of the fixed account, we will do so on a last-in, first out basis (LIFO).

Variable Investment Options

The variable investment options constitute the available mutual funds, and we have divided the separate account into an equal number of Sub-Account portfolios to account for your allocations.  Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC.  This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC.  The "Appendix A: Sub-Account Information" section identifies the available mutual funds by name, investment type and adviser.  Your choices and any changes will appear on the Policy Data Page.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the policy may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Policy owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the separate account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Each Sub-Account portfolio’s assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios.  Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the investment performance of any other Sub-Account portfolio.

The Sub-Accounts available through the policy are listed below.  For more information about the mutual funds, please refer to “Appendix A:  Sub-Account Information” and/or the applicable mutual fund’s prospectus.

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series I Shares
AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Small/Mid Cap Value Portfolio:
Class A
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Value Fund: Class I*
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Energy Portfolio: Service Class 2†
•	VIP Equity-Income Portfolio: Initial Class*
•	VIP Freedom 2010 Portfolio: Service Class,
•	VIP Freedom 2020 Portfolio: Service Class,
•	VIP Freedom 2030 Portfolio: Service Class,
•	VIP Growth Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Service Class*
•	VIP Mid Cap Portfolio: Service Class
•	VIP Overseas Portfolio: Service Class R†
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 1
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class*
MFS® Variable Insurance Trust
•	MFS Value Series: Initial Class
Nationwide Variable Insurance Trust (“NVIT”)
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III†*
•	Gartmore NVIT Emerging Markets Fund: Class III†
•	Gartmore NVIT International Equity Fund: Class III†
•	Lehman Brothers NVIT Core Plus Bond Fund: Class I
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Neuberger Berman NVIT Socially Responsible Fund: Class I
•	NVIT Cardinal Aggressive Fund: Class I
•	NVIT Cardinal Balanced Fund: Class I
•	NVIT Cardinal Capital Appreciation Fund: Class I
•	NVIT Cardinal Conservative Fund: Class I
•	NVIT Cardinal Moderate Fund: Class I
•	NVIT Cardinal Moderately Aggressive Fund: Class I
•	NVIT Cardinal Moderately Conservative Fund: Class I
•	NVIT Core Bond Fund: Class I
•	NVIT Government Bond Fund: Class I (formerly, Nationwide NVIT Government Bond Fund: Class I)
•	NVIT Health Sciences Fund: Class III† (formerly, Nationwide NVIT Global Health Sciences Fund:
Class III)
•	NVIT International Index Fund: Class VI†
•	NVIT Investor Destinations Funds: Class II (formerly, Nationwide NVIT Investor Destinations Funds: Class II)
➢	NVIT Investor Destinations Conservative Fund: Class II (formerly, Nationwide NVIT Investor Destinations Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderate Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderate Fund: Class II)
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II)

➢	NVIT Investor Destinations Aggressive Fund: Class II (formerly, Nationwide NVIT Investor Destinations Aggressive Fund: Class II)
•	NVIT Mid Cap Growth Fund: Class I (formerly, Nationwide NVIT Mid Cap Growth Fund: Class I)
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I (formerly, Nationwide NVIT Money Market Fund: Class I)
•	NVIT Multi-Manager International Growth Fund:
Class III†
•	NVIT Multi-Manager International Value Fund: Class III† (formerly, NVIT International Value Fund: Class III)
•	NVIT Multi-Manager Large Cap Growth Fund: Class I
•	NVIT Multi-Manager Large Cap Value Fund: Class I
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Growth Fund: Class I (formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I)
•	NVIT Multi-Manager Small Cap Value Fund: Class I (formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I)
•	NVIT Multi-Manager Small Company Fund: Class I (formerly, NVIT Multi-Manager Small Company Fund: Class I)
•	NVIT Nationwide Fund: Class I
•	NVIT Short Term Bond Fund: Class II
•	NVIT Technology and Communications Fund: Class III† (formerly, Nationwide NVIT Global Technology and Communications Fund: Class III)
•	NVIT U.S. Growth Leaders Fund: Class I (formerly, Nationwide NVIT U.S. Growth Leaders Fund: Class I)
•	Van Kampen NVIT Comstock Value Fund: Class I*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
•	Van Kampen NVIT Real Estate Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Class 3†
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class I*

The following Sub-Accounts are only available in policies issued before May 1, 2008:
AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series I Shares
•	AIM V.I. Capital Appreciation Fund: Series I Shares

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class III†
•	American Century VP Vista Fund: Class I
Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Initial Class
Franklin Templeton Variable Insurance Products Trust
•	Templeton Developing Markets Securities Fund: Class 3†
Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class
•	AMT International Portfolio: S Class†
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	U.S. Real Estate Portfolio: Class I

The following Sub-Accounts are only available in policies issued before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

The following Sub-Accounts are only available in policies issued before May 1, 2006:

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 1
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Initial Class

The following Sub-Accounts are only available in policies issued before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following Sub-Accounts are only available in policies issued before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class A
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Dreyfus
•	Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
Federated Insurance Series
•	Federated American Leaders Fund II: Primary Shares
•	Federated Capital Appreciation Fund II: Primary Shares
Janus Aspen Series
•	Balanced Portfolio: Service Shares
•	International Growth Portfolio: Service Shares

Nationwide Variable Insurance Trust
•	Gartmore NVIT Global Utilities Fund: Class I
•	NVIT Global Financial Services Fund: Class I (formerly, Nationwide NVIT Global Financial Services Fund:
Class I)
Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: S Class
Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB
Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I

The following Sub-Accounts are only available in policies issued before May 1, 2003:

American Century Variable Portfolios, Inc.
•	American Century VP Balanced Fund: Class I
Credit Suisse Trust
•	Small Cap Core I Portfolio
Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Asset Manager Portfolio: Initial Class
•	VIP High Income Portfolio: Initial Class R†*
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
Nationwide Variable Insurance Trust
•	Gartmore NVIT International Equity Fund: Class I (formerly, Gartmore NVIT International Growth Fund: Class I)
•	NVIT Growth Fund: Class I (formerly, Nationwide NVIT Growth Fund: Class I)
•	NVIT Nationwide Leaders Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Growth Portfolio: I Class
•	AMT Guardian Portfolio: I Class
•	AMT Partners Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Balanced Fund/VA: Non-Service Shares
•	Oppenheimer Core Bond Fund/VA: Non-Service Shares
•	Oppenheimer MidCap Fund/VA: Non-Service Shares
Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund

The following Sub-Accounts are only available in policies issued before May 1, 2002:

Fidelity Variable Insurance Products Fund
•	VIP Growth Opportunities Portfolio: Service Class
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Initial Class
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class

The following Sub-Accounts are only available in policies issued before September 27, 1999:

American Century Variable Portfolios, Inc.
•	American Century VP Capital Appreciation Fund: Class I
Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Discovery Fund

The following Sub-Accounts are no longer available to receive transfers or new premium payments effective May 1, 2007:

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Initial Class
Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Non-Service Shares

The following Sub-Accounts are no longer available to receive transfers or new premium payments effective May 1, 2005:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Initial Class
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 1
Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I*
•	Gartmore NVIT Emerging Markets Fund: Class I
•	NVIT Health Sciences Fund: Class I (formerly,Nationwide NVIT Global Health Sciences Fund: Class I)
•	NVIT Multi-Manager International Value Fund: Class I (formerly, NVIT International Value Fund: Class I)
•	NVIT Technology and Communications Fund: Class I (formerly, Nationwide NVIT Global Technology and Communications Fund: Class I)
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares

The following Sub-Accounts are no longer available to receive transfers or new premium payments effective May 1, 2002:

Credit Suisse Trust
•	Global Small Cap Portfolio
•	International Focus Portfolio

†These underlying mutual funds assess a short-term trading fee.

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Allocation of Premium and Cash Value

We allocate your Premium payments to Sub-Accounts or the fixed account per your instructions.  You must specify your Premium payments in whole percentages.  The sum of allocations must equal 100%.

Valuation of Accumulation Units

We will price Accumulation Units on any day that the New York Stock Exchange (NYSE) is open for business.  Any transaction that you submit on a day when the NYSE is closed will not be effective until the next day that the NYSE is open for business.  Accordingly, we will not price Accumulation Units on these recognized holidays:

•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

In addition, we will not price Sub-Account Units if:

•	trading on the NYSE is restricted;

•	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

•	the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist.  If we are closed on days when the NYSE is open, you may not effect transactions.  If you try, we will neither price the Sub-Account Units, nor effect the transaction, until the next day we, and NYSE, are open for business. Any transaction you try to effect when we are closed will not happen until the next day the NYSE and we are both open for business.  We will process transactions we receive after the close of the NYSE on the next Valuation Period that we are open.

How Sub-Account Investment Experience is Determined

Though the number of Sub-Account Units will not change as a result of Investment Experience, changes in the net investment factor, as described below, may cause the value of a Sub-Account Unit to increase or decrease from Valuation Period to Valuation Period.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value ("NAV") of the mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves. (We use the NAV to calculate the value of your corresponding Sub-Account Portfolio Allocation in Units).

We determine the change in Sub-Account values at the end of a Valuation Period.  The Sub-Account Unit value for a Valuation Period is determined by multiplying the Sub-Account Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing (a) by (b) where:

(a) is the sum of:

•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period;

•	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

•
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and

(b)	is the NAV per share of the mutual fund determined as of the end of the immediately preceding Valuation Period.

Cash Value

The policy has a Cash Value.  We do not guarantee the Cash Value of the Policy.  Rather, it will be based on the values, and vary with the Investment Experience of the Sub-Account portfolios to which you have allocated Net Premium, as well as the values of, and any daily crediting of interest to, the policy loan and fixed accounts.

It will also vary because we deduct the policy’s periodic charges from the Cash Value.  As such, if the policy’s Cash Value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We will determine the value of the assets in the separate account at the end of each Valuation Period.  We will determine the Cash Value at least monthly. To determine the number of Sub-Account Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Unit value for the Sub-Account using the next Valuation Period following when we receive the Premium.

If you surrender part or all of the policy, we will deduct a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount.  Thus, your policy’s Cash Value will be reduced by the surrendered amount.  Similarly, when we assess charges or deductions, a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy’s Cash Value.  We make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy’s total Cash Value.

We will credit interest to the Cash Value in the policy loan and fixed accounts daily at the guaranteed minimum annual effective rate stated on the policy data page. We may decide to credit interest in excess of the guaranteed minimum annual effective rate.  For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter.  Upon request, we will inform you of the current applicable rates for each account. For more information, see the "The Fixed Investment Option" and the "Loan Amount And Interest" sections of this prospectus.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results and minus any partial surrenders.

Transfers Among and Between Policy Investment Options

Sub-Account Portfolio Transfers

We will determine the amount you have available for transfers among the Sub-Account portfolios in Units based on the NAV per share of the mutual fund in which a Sub-Account portfolio invests.  The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange, usually 4:00 p.m. Eastern time.  A Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests because the Unit value will reflect the deduction for any periodic charges.  For more information, see the "In Summary: Fee Table, and the "How Sub-Account Investment Experience Is Determined" sections of this prospectus.

Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions of the policy and the mutual funds.

Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts, sometimes referred to as "market-timing" or "short-term trading"..  If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

We discourage, and will take action to deter, short-term trading in the policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the mutual fund;
•
mutual fund managers taking actions that negatively impact performance,such as, keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests; and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect policy owners from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If our actions do not successfully deter active trading strategies, the performance of Sub-Accounts that are actively traded will be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.

Redemption Fees.  Some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within sixty days after the date of the allocation to the Sub-Account.  We assess the fee   against the amount transferred and pay the fee to the mutual fund.  Redemption fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading.

U.S. Mail Restrictions.  We monitor transfer activity in order to identify those who may be engaged in harmful trading practices.  We produce and examine transaction reports.  Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of  transfer events  in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period.  For example, if a policy owner executes multiple transfers involving ten Sub-Accounts in one day, this counts as one transfer event.  A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts or one Sub-Account if the transfer is made to or from a fixed investment option will also count as 1 transfer event.

As a result of this monitoring process, we may restrict the form in which transfer requests will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter
Nationwide will mail a letter to the policy owner notifying them that:

1.  they have been identified as engaging in harmful trading practices; and

2.   if their transfer events exceed eleven in two consecutive calendar quarters or twenty in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than eleven transfer events in two consecutive calendar quarters OR More than twenty transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.

Each January 1, we will start the monitoring anew so that each policy starts with zero transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts.  Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple policy owners.  These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners or third parties acting on their behalf.  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures and other measures aimed at curbing harmful trading practices, that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.  In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.  If a short-term trading fee is assessed on your transfer, we will provide you a confirmation of the amount of the fee assessed.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees.  In the case of new share class additions, your subsequent allocations may be limited to that new share class.  Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account within sixty days of the date of allocation to the Sub-Account.  The separate account will collect the short-term trading fees at the time of the transfer by reducing the amount transferred.  We will remit all such fees to the underlying mutual fund.

Underlying Mutual Fund Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

•	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;

•	request the amounts and dates of any purchase, redemption, transfer or exchange request, which we also refer to as “transaction information”; and

•
instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund whose policies may be more restrictive than our policies.

We are required to provide such transaction information to the underlying mutual funds upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  We and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current underlying mutual fund allocation.

Fixed Account Transfers

Prior to the policy's Maturity Date, you may also make transfers involving the fixed account.  These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not request a transfer involving the fixed account before the end of the first year from the Policy Date.  Also, you may not make more than one transfer every twelve months.  However, during the first 24 months following the initial Policy Date you may irrevocably elect to transfer all of the Cash Value to the fixed account.

On transfers to the fixed account, you may request a transfer of up to 100% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period, but we may limit the transfer to 25%.

On transfers from the fixed account, we reserve the right to limit the amount of the policy's Cash Value that you may transfer from the fixed account in a given policy year.  We will declare the limit that may be transferred at the end of each interest rate guarantee period.  An interest rate guaranteed period is the time that a stated interest rate is guaranteed to remain in effect.  The period begins at the time of the transfer and ends on the last day of the calendar quarter.  Each successive period is three months.  Any transfers you make from the fixed account must be within thirty days of the end of a period.

Modes to Make a Transfer

You can submit transfer requests in writing to our Home Office via first class U.S. mail. Our contact information is on the first page of this prospectus.  When we have received your transfer request we will process it at the end of the current Valuation Period.  This is when the Accumulation Unit value will be next determined.  We may also allow you to use other methods of communication, subject to limitations.

Our contact information is on the cover page of this prospectus.

We will employ reasonable procedures to confirm that instructions are genuine, including:

•	requiring forms of personal identification before acting upon instructions;

•	providing you with written confirmation of completed transactions; and/or

•	tape recording telephone instructions.

If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions.  Rather, you will bear the risk of loss.

The Policy

The policy is a legal contract between you and us.  Any change we make must be in writing, signed by our president and secretary, and attached to or endorsed on the policy.  You may exercise all policy rights and options while the Insured is alive.  You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for an Insured age eighty or younger, although these ages may vary in your state.  It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy.  The policy will comprise and be evidenced by: Policy Data Pages; a written contract; any Riders; any endorsements; and the application, including any supplemental application.  The benefits described in the policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval.

We will consider the statements you make in the application as representations.  We will rely on them as being true and complete.  However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.

To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Policy Owner

The policy belongs to the owner named in the application.  You may also name a contingent policy owner.  A contingent owner will become the owner if the owner dies before any Proceeds become payable.  Otherwise, ownership will pass to the owner's estate, if the owner is not the Insured.  To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors, except as may be provided by assignment.  You may name different owners or contingent owners, so long as the Insured is alive, by submitting your written request to us at our Home Office, which will become effective when signed, rather than the date on which we received it.  There may be adverse tax consequences.  For more information, see the "Taxes" section of this prospectus.

Beneficiaries

The principal right of a beneficiary is to receive Proceeds constituting the Death Benefit upon the Insured's death.  So long as the Insured is alive, you may: name more than one beneficiary; designate primary and contingent beneficiaries; change or add beneficiaries; and/ordirect us to distribute Proceeds other than described below.

If a primary beneficiary dies before the Insured, we will pay the Death Benefit to the remaining primary beneficiaries.  We will pay multiple primary beneficiaries in equal shares.  A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured and before any Proceeds become payable.  You may name more than one contingent beneficiary.  We will also pay multiple contingent beneficiaries in equal shares.  To change or add beneficiaries, you must submit your written request to us at our Home Office, which will become effective when signed, rather than the date on which we receive it.  The change will not affect any payment we make, or action we take, before we record the change.

Purchasing the Policy

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards, which  may require a medical examination before we will issue a policy.  We can provide you with the details of our underwriting standards.  We reserve the right to reject any application for any reason permitted by law.  Additionally, we reserve the right to modify our underwriting standards on a prospective basis to newly issued policies at any time.

We reserve the right to modify the minimum Specified Amount on a prospective basis to newly issued policies at any time.

Coverage

We will issue the policy only if the underwriting process has been completed, we have approved the application and the proposed Insured is alive and in the same condition of health as described in the application.  However, full insurance coverage will take effect only after you have paid the minimum initial Premium.  We begin to deduct monthly charges from your policy Cash Value on the Policy Date.

Coverage Effective Date

Insurance coverage will begin and be In Force on the Policy Date shown on the policy data page.  For a change in the Specified Amount, the effective date will be on the next monthly anniversary from the Policy Date after we have approved your request.  It will end upon the Insured's death, once we begin to pay the Proceeds, or when the policy matures.  It could also end if the policy were to Lapse.

Temporary Insurance Coverage

Temporary insurance coverage, equal to the Specified Amount up to $1,000,000, may be available for no charge before full insurance coverage takes effect.  You must submit a temporary insurance agreement and make an initial Premium payment.  The amount of the initial Premium will depend on the initial Specified Amount, and your choice of Death Benefit options and any Riders, for purposes of the policy.  During this time, we deposit your initial Premium payment into an interest bearing checking account.  Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement.  Before then, temporary insurance coverage will terminate on the date full insurance coverage takes effect, or five days from the date we mail a termination notice accompanied by a refund equal to the Premium payment you submitted.  If we issue the policy, when we allocate the Net Premium depends on the right to examine law of the state in which we issued the Policy.

Right To Cancel (Examination Right)

For a limited time, you may cancel the policy and receive a refund.  You may cancel your policy during the free look period.  The free look period expires ten days after you receive the policy or longer if required by state law.  If you decide to cancel during the free look period, return the policy to the sales representative who sold it, or to us at our Home Office, along with your written cancellation request. Your written request must be received, if returned by means other than U.S. mail, or post-marked, if returned by U.S. mail, by the last day of the free look period.  When you cancel the policy during the free look period the amount we refund will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.  If we do not receive your policy at our Home Office on the close of business on the date the free look period expires, you will not be allowed to cancel your policy free of charge.  Within 7 days, we will refund the amount prescribed by law.  If the policy is canceled, we will treat the policy as if it was never issued.

Changing the Amount of Insurance Coverage

If you choose to make additional premium payments, then we may need to increase the Specified Amount to maintain the policy as life insurance under the Code.  In this case, we will not accept the Premium  and make the corresponding increase the Specified Amount, unless: 1) you provide us with evidence of the Insured's insurability; and 2) the Insured is in same underwriting rate class and in the same underwriting rate class multiple as when the policy was purchased.

If you take a partial surrender, we reduce the Specified Amount, as well as the Cash Value, by the amount of the partial surrender.

Exchanging the Policy

You have an exchange right under the policy.  At any time within the first twenty-four  months of coverage from the Policy Date, you may surrender this policy and use the Cash Surrender Value to purchase a new policy on the Insured's life without evidence of insurability.  Afterwards, you may also surrender the policy and use the Cash Surrender Value to purchase a new policy on the same Insured's life, but subject to evidence of insurability that satisfies our underwriting standards.

The new policy may be one of our available flexible premium adjustable life insurance policies.  It may not have a greater Death Benefit than that of this policy immediately prior to the exchange date.  It will have the same Specified Amount, Policy Date, and issue age.  We will base Premiums on our rates in effect for the same sex, Attained Age and premium class of the Insured on the exchange date.  You may transfer any Indebtedness to the new policy.

You must make your request on our official forms to the Home Office.  The policy must be In Force and not in a Grace Period.  You must pay a surrender charge.  For more information, see the "In Summary: Fee Tables" section of this prospectus.  The new policy will take effect on the exchange date only if the Insured is alive.  This policy will terminate when the new policy takes effect.

Terminating the Policy

You have the right to terminate the policy.   At any time, you may surrender the policy for its Cash Surrender Value.  The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends.  For more information, see the "Surrenders" section of this prospectus.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal tax purposes.  For more information, see the "Surrendering The Policy" section of this prospectus.  The Cash Surrender Value will be reduced by the amount of a policy loan, if any.  For more information, see the "Policy Loans" section of this prospectus.

Assigning the Policy

You may assign any rights under the policy while the Insured is alive.  If you do, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights.  Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective.  Your assignment will be subject to any outstanding policy loans. For more information, see the "Policy Loans" section of this Prospectus.

Proceeds Upon Maturity

If the policy is In Force on the Maturity Date, we will pay you the Proceeds.

Normally, we will pay the Proceeds within seven days after we receive your written request at our Home Office.  The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account.  The Proceeds will equal the policy's Cash Value minus any Indebtedness.  After we pay the Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the Insured's death, after which we will pay the Proceeds to your beneficiary.  During this time, you will still be able to request partial surrenders, and you will still have in effect the Long-term care Rider (though you will not be charged for it), the termination of benefits under which will coincide with the policy's extended Maturity Date (unless you decide otherwise).  The Maturity Date extension will either be for the policy value as defined below, or for the Specified Amount, subject to the law of the state in which you lived at the time you purchased the policy.  It is your choice, and, in any event, the policy will be endorsed so that:

•	no additional Premium payments will be allowed;

•	no changes to the amount of the Specified Amount will be allowed;

•	no additional periodic charges will be deducted;

•	the Death Benefit will equal the Cash Value; and

•	100% of the Cash Value will be transferred to the policy's fixed account.

Notwithstanding your choice, the Proceeds will be the greater of the policy's Specified Amount or Cash Value.  The Maturity Date will not be extended, however, where the policy will fail the definition of life insurance.  For more information, see the "The Payout Options" and the "The Death Benefit" sections of this prospectus.

Reminders, Reports and Illustrations

Upon request, we will send you scheduled Premium payment reminders. We generate and mail confirmations of individual financial transactions, such as transfers, partial surrenders and loans, automatically. We will also send you semi-annual and annual reports that show:

•	the Specified Amount;

•	the current Cash Value;

•	Premiums paid;

•	the Cash Surrender Value;

•	all charges since the last report; and

•	outstanding policy Indebtedness.

You may obtain copies of confirmation statements and reports by calling our service center or submitting a written request. You may receive information faster from us and reduce the amount of mail you receive by signing up for our eDelivery program.  We will notify you by e-mail when important documents, like statements and prospectuses, are ready for you to view, print, or download from our secure server.  If you would like to choose this option, go to www.nationwide.com/login.

We will send reminders, transaction confirmations and reports to the address you provide on the application, or to another you may specify.

At any time after the first policy year, you may ask for an illustration of future benefits and values under the policy.  While we do not at present, we may assess a charge if you ask for more than one illustration per year from the Policy Date.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to your household, we will mail only one copy of each document, unless notified otherwise by you.  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow thirty days for regular delivery to resume.

Errors or Misstatements

If you make an error or misstatement in completing the application, we will adjust the Death Benefit accordingly.  To determine the adjusted Death Benefit, we will recalculate the Specified Amount as of the date of issue using the Insured's true age and sex.

Incontestability

We will not contest payment of the Death Benefit based on the initial Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date.  For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such an increase after it has been In Force for two years from the effective date.

If We Modify the Policy

Any modification or waiver of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary.  No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, our company, or the separate account is subject.  We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws.  We will notify you of all modifications, and we will make appropriate endorsements to the policy.

Riders

A Rider is available for you to purchase to design the policy to meet your specific needs.  Once the policy is In Force, we may require further evidence of insurability before you may add a Rider.  Availability of the Riders will vary by state.  You will incur an additional charge so long as the policy remains in effect and the Rider’s term has not expired, until we paid the benefit, or you decide you no longer need the benefit and let us know in writing at our Home Office.  For more information on the costs of the Rider, see the "In Summary: Fee Tables", and the "Charges" sections of this prospectus.

Long-term Care Rider

This Rider is available to purchase at any time only within six months from the Policy Date.  The Insured is paid a monthly benefit upon meeting the eligibility requirements, the Insured is paid a monthly benefit after 90 days of being confined to a care facility (other than a hospital) or provided personal assistance at home while under a physician’s care.  The benefits paid under the Rider are intended to be "qualified long-term care insurance" under federal tax law, and, generally, the benefits may not be taxable to the payee.  See your tax adviser about the use of this Rider in your situation.

You will be charged for this Rider: so long as the policy remains In Force through maturity; until we have paid the benefit; or you decide you no longer need the benefit and let us know in writing at our Home Office.  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  Also, the benefits paid under this Rider will reduce the Cash Surrender Value if you were to surrender the policy while the Insured is alive.  More importantly, though, the benefits paid under this Rider will impact your policy's Death Benefit.  The Proceeds payable upon the Insured's death will be adjusted to account for the benefits paid under this Rider.  There is a free look period for this Rider.  Within thirty days of receipt, you may return this Rider to the sales representative who sold it to you, or to us at our Home Office, and we will void this Rider and refund the related charges.

Premium

The policy is designed to be a single premium policy and it does not require a scheduled payment of Premium to keep it In Force.  The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist.  Upon request, we will furnish Premium receipts.

Initial Premium

The initial premium must be at least $10,000 for issue ages 0-70 and $50,000 for issue ages 71-80.  The amount of your initial Premium will depend on the initial Specified Amount of insurance and any Riders you select.  Generally, the higher the required initial Specified Amount, the higher the initial Premium will be.  Also, the age, health, and activities of the Insured will affect our determination of the risk of issuing the policy.  In general, the greater this risk, the higher the initial Premium will be, or the lower the Specified Amount will be.

Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium and our delivery of the policy while the Insured is alive.  We will not delay delivery of the policy to increase the likelihood that the Insured is not still living.  Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy.  We also retain the right to not issue the policy, after which, if we exercise this right, we will return your payment within two business days.

You may pay the initial Premium to our Home Office or to our authorized representative.  The initial premium payment will not be applied to the policy until the underwriting process is complete.

Additional Premiums

While the policy is not designed for multiple Premium payments, you may make additional Premium payments at any time while the policy is In Force, subject to the following:

•
we may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy’s Net Amount At Risk.  Payments of additional Premium may require an in increase in the Specified Amount.  For more information see, "Changing the Amount of Insurance Coverage" section of this prospectus.  The Insured must be in the same underwriting rate class and in the same underwriting rate class multiple as when the policy was purchased;

•
we will refund any portion of Premium payments that exceed the applicable premium limit established by the Internal Revenue Service (IRS) to qualify the policy as a contract for life insurance.  As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy’s non-modified endowment contract status.  We will monitor Premiums paid and other policy transactions and will notify you when the policy’s non-modified endowment contract status is in jeopardy; and

•
we may require that policy Indebtedness be repaid prior to accepting any additional Premium payments.  Some, but not all, of the situations where we might exercise this right include when interest rates are low, when your policy loans exceed 90% of value of the Sub-Account portfolio allocations or when a Premium payment may alter the character of the policy for tax purposes.  For more information, see the "Lapse" section of this prospectus.  We will let you know ahead of time.

If you decide to make an additional Premium payment, you must send it to our Home Office.  Generally, each Premium payment must be at least $1,000, but we will accept a Premium payment of any amount required to keep the policy In Force.

Policy Charges

Please read and consider the following, which we intend to be an amplification, but it may also be duplicative, in conjunction with the fee tables, and the accompanying footnotes, appearing earlier in the prospectus.  See the "In Summary: Fee Table" section of this prospectus.  Also, see the policy, including the Policy Data Page, and the Riders, for more information.

We will make deductions under the policy to compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume.  Every time you make a Premium payment, we will charge against that Premium payment a Premium Load, which is composed of the sales load and premium taxes.  If we begin to charge for illustrations, you will be expected to pay the charge directly to us at the time of your request.  We will not deduct this charge from your policy's Cash Value.  However, we will deduct all other charges from the policy’s Cash Value, rather than from a Premium payment, except for mortality and expense risk and loan amount interest, in proportion to the balances of your Sub-Account portfolio, and the fixed account, allocations.  We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolios.  We will transfer the loan interest charge from your investment options to the loan account.  There are also operating charges associated with the Sub-Account portfolios.  While you will not pay them directly, they will affect the value of the assets in the Sub-Account portfolios.  On a daily basis, the manager of each mutual fund that comprises the policy’s available variable investment options deducts operating charges from that mutual fund’s assets before calculating the NAV.  We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Units.  In addition, some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within sixty days after the date of the allocation to that Sub-Account.  The fee is assessed against the amount transferred and is paid to the mutual fund.  For more information on the operating charges and the short-term trading fees assessed by the mutual funds held by the Sub-Account portfolios, please see the prospectus for the mutual fund and "Short-Term Trading Fees" in this prospectus.

Surrender Charge

The surrender charge is a percentage of initial Premium you pay at the time we issue the policy, rather than any subsequent Premiums you pay.  This charge covers our policy underwriting and sales expenses, including for: processing the application; conducting any medical exams; determining insurability (and the Insured’s underwriting class); and establishing policy records.  The charge will apply if you surrender or Lapse the policy.

We will assess the surrender charge based on the following schedule:

Number of Completed Policy Year	Surrender Charge As A Percentage Of Initial Premium Payment
0	10%
1	10%
2	9%
3	8%
4	7%
5	6%
6	5%
7	4%
8	3%
9 or more	0

We will waive the surrender charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us subject to the following:

•	the exchange and waiver may be subject to your providing us new evidence of insurability and our underwriting approval; and

•	you have not elected the Long-term Care Rider.

We may impose a new surrender charge on the policy received in the exchange.

Short-Term Trading Fees

Some mutual funds may assess, or reserve the right to assess, a short-term trading fee in connection with transfers from a Sub-Account that occur within sixty days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the mutual fund, and policy owners with interests allocated in the mutual fund, for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of policy owners not engaged in such strategies.

Any short-term trading fee assessed by any mutual fund available in conjunction with the Policy will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to mutual funds charging such fees.  Please refer to the prospectus for each Sub-Account portfolio for more detailed information.  Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account.  We will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, please see “Appendix A: Sub-Account Information” later in this prospectus.

If a short-term trading fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading.  The separate account will then pass the short-term trading fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the fee from that policy owner’s sub-account value.  All such fees will be remitted to the mutual fund. None of the fee proceeds will be retained by us or the separate account.

Transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•  scheduled and systematic transfers, such as Dollar Cost Averaging and Asset Rebalancing;

•  policy loans or surrenders; or

•  payment of the Death Benefit proceeds upon the Insured's death.

New share classes of currently available mutual funds may be added as investment options under the policy.  These new share classes may require the assessment of short-term trading fees.  When these new share classes are added, new Premium payments and exchange reallocations to the mutual funds in question may be limited to the new share class.

Cost of Insurance Charge

The cost of insurance charge compensates us for providing insurance protection under the policy.  The monthly charge is computed by multiplying 0.65% on an annualized basis by the policy’s Cash Value.  In New York, we will assess this charge for all years. In other states, we may reduce the charge to 0.30% on an annualized basis (and expect to do so for policy years 11 and later for policies with at least $100,000 of Cash Surrender Value.  This charge will never exceed the policy’s Net Amount at Risk times the guaranteed cost of insurance rate based on the 1980 Commissioner’s Standard Ordinary Table.

We base the cost of insurance rates on our expectations as to future mortality and expense experience.  The cost of insurance rate will vary by: the Insured’s sex; age; underwriting class; any substandard ratings; how long the policy has been In Force; and the Specified Amount.

Mortality and Expense Risk Charge

This charge compensates us for assuming risks associated with mortality and expense costs.  The mortality risk is that the Insured does not live as long as expected.  The expense risk is that the costs of issuing and administering the policy are more than expected.  We will deduct this charge proportionately from the Cash Values of each Sub-Account portfolio.  The monthly charge is computed by multiplying 0.90% on an annualized basis by the policy’s Sub-Account Cash Value.  We may realize a profit from these charges.

Tax Expense

To reimburse us for taxes imposed by federal, state and local governments.   The monthly charge is computed by multiplying 0.5% on an annualized basis by the policy’s Cash Value.  This charge is incurred in policy years 1-10.

Administrative Expense

This charge reimburses us for the costs of maintaining the policy, including for accounting and record-keeping. We will determine this monthly charge by multiplying 0.30% on an annualized basis by the policy’s Cash Value. In New York, we will assess this charge for all years, but the charge will not exceed $7.50 per month.  In other states, we may reduce the charge to 0.15% on an annualized basis and expect to do so for policy years 11 and later.  This charge is subject to a minimum of $10.00 per month in states other than New York.

Policy Loan Interest

We charge interest on the amount of an outstanding policy loan, at the rate of 6% per annum, which will accrue daily and become due and payable at the end of each year from the Policy Date.  If left unpaid, we will add it to the policy’s outstanding indebtedness.  As collateral or security for repayment, we will transfer an equal amount of Cash Value to the loan account on which will interest will accrue and be credited daily. The minimum guaranteed interest crediting rate is 4% per annum.  The effect of the 6% interest on the loan balance and the 4% crediting on the policy loan account is a net cost of no more than 2% per annum.

Long-term Care Rider

The charge for this Rider compensates us for providing long-term care coverage once the Insured meets the eligibility requirements.  The charge is the product of the Net Amount At Risk of the Rider and a long-term care rate cost of insurance rate.  Because this Rider has no Cash Value, we define its Net Amount At Risk as the lesser of the Specified Amount of the Rider and the Net Amount At Risk of the policy.  We base the long-term care cost of insurance rate on our expectations as to your need for long-term care over time.  The long-term care cost of insurance rate will vary by: the Insured’s sex; Attained Age; underwriting class; and any substandard ratings.

A Note on Charges

During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

Distribution, Promotiona, and Sales Expenses.  Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances.  We refer to these expenses collectively as "total compensation." The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales is 99% of first year premiums and 3% of renewal premium after the first year.

We have the ability to customize the total compensation package of our broker-dealer firms.  We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum (99% of first year premiums and 3% of renewal premium after the first year).  Commission may also be paid as an asset-based amount instead of a premium based amount.  If an asset-based commission is paid, it will not exceed 0.25% of the non-loaned cash value per year.

The actual amount and/or forms of total compensation we pay depend on factors such as the level of premiums we receive from respective broker-dealer firms and the scope of services they provide.  Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Underlying Mutual Fund Payments

Our Relationship with the Underlying Mutual Funds.  The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The separate account (and not the policy owners) is the underlying mutual fund shareholder.  When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments We Receive.  In light of the above, the underlying mutual funds or their affiliates make certain payments to us or our affiliates.  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.

We or our affiliates receive the following types of payments:

        • Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in underlying mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, we would have imposed higher charges under the policy.

Amount of Payments We Receive.  For the year ended December 31, 2007, the underlying mutual fund payments we and our affiliates received from the underlying mutual funds did not exceed 0.55% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that we and our affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, we and our affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds.  We may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the policy in relation to its features and benefits when making your decision to invest.  Please note that higher policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

The Death Benefit

Calculation of the Death Benefit Proceeds

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that the Insured has died, as well as other customary information.  We will not dispute the payment of the Death Benefit after the policy has been In Force for two years from the Policy Date.  The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if the Insured dies by suicide.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit may vary with the Cash Value of the policy, which will depend on investment performance and may take into account any insurance provided by any Riders, as well as outstanding indebtedness and any due and unpaid monthly deductions that accrued during a Grace Period.

Death Benefit

The Death Benefit under the policy is the greater of the Specified Amount and the "applicable percentage of cash value."  The applicable percentage of Cash Value is the lowest Death Benefit that will qualify the policy as life insurance under the guideline premium/cash value corridor test of Section 7702 of the Code.  For this policy, this is the tax test for life insurance that we will use.

This tax test for life insurance generally requires that the policy have a significant element of life insurance and not be primarily an investment vehicle.  The test reaches this result by comparing the Death Benefit to an applicable percentage of the Cash Value.  These percentages are set out in the Code, and vary only by the Attained Age of the Insured.

Suicide

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any indebtedness, and less any partial surrenders.  Similarly, if the Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

Surrenders

Full Surrender

You may surrender the policy for the Cash Surrender Value at any time while the Insured is alive.  We calculate the Cash Surrender Value based on the policy’s Cash Value.  For more information, see the "Cash Value" section of this prospectus.  To derive the Cash Surrender Value, we will deduct from the Cash Value Indebtedness and the surrender charge.  The effective date of surrender will coincide with the date on which we receive the policy and your written request at our Home Office.  We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed account for up to six months.

Partial Surrender

You may request a partial surrender at any time after the policy has been In Force for five years from the Policy Date.

We permit partial surrenders if the partial surrender satisfies the following requirements:

•	the minimum partial surrender is $500;

•	the maximum partial surrender in any policy year is the maximum of:

1.	10% of the total Premium payments, and

2.	100% of cumulative earnings (Cash Value less total Premium payments less any loan amount at the time of the partial surrender).

•	after the partial surrender, the policy’s Cash Surrender Value is at least $10,000; and

•	after the partial surrender, the policy continues to qualify as life insurance.

We will reduce the Cash Value and the Specified Amount of the policy by the amount of any partial surrender in the same proportion as how you have allocated Cash Value among the Sub-Accounts.  We will only reduce the Cash Value attributable to the fixed account when that of the Sub-Account is insufficient to cover the amount of the partial surrender.

Certain partial surrenders may result in currently taxable income and tax penalties.  For more information, see the "Surrendering The Policy" section of this prospectus.

The Payout Options

You have a number of options of receiving Proceeds, besides in a lump sum, that you may elect upon application.  You may elect one or a combination of payout options.  We will pay the Proceeds from our general account.  If you do not make an election, when the Insured dies, the beneficiary may do so.  If the beneficiary does not make an election, we will pay the Proceeds in a lump sum.  Normally, we will make the lump sum payment within seven days after we receive your written request at our Home Office.  We will postpone any payment of Proceeds, however, on the days we are unable to price Sub-Account Units.  For more information, see the "Valuation of Accumulation Unit" section of this prospectus.

Please note that for the remainder of The Payout Options section, "you" means the person we are obligated to pay.

Interest Income

You keep the Proceeds with us to earn interest at a specified rate.  The interest can be paid at the end of twelve-, six-, three- or one-month intervals or left to accumulate.  You may withdraw any outstanding balance by making a written request of us at our Home Office.  We will pay interest on the outstanding balance at a rate of at least 2.5% per year.  We will determine annually if we will pay any interest in excess of 2.5%.  Upon your death, we will pay any outstanding balance to your estate.

Income for a Fixed Period

You keep the Proceeds with us, but are paid at specified intervals over a number of years, not to exceed thirty years.  Each payment will consist of a portion of the Proceeds plus interest at a stated rate.  The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals.  You may withdraw any outstanding balance by making a written request of us at our Home Office.  We will pay interest at an annually determined rate of at least 2.5% per year, compounded annually.  We will determine annually if we will pay any interest in excess of 2.5%.  Upon your death, we will pay any outstanding balance to your estate.

Life Income With Payments Guaranteed

We pay you the Proceeds at specified intervals for a guaranteed period (ten, fifteen or twenty years), and, then, for the rest of your life, if you outlive the guaranteed period.  The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals.  During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year, compounded annually.  We will determine annually if we will pay any interest in excess of 2.5%.  As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin.  Also, payments will cease upon your death.  If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate.  If you die after the guaranteed period has elapsed, we will make no payments to your estate.

Fixed Income for Varying Periods

You keep the Proceeds with us, but are paid a fixed amount at specified intervals until principal and interest have been exhausted.  The total amount payable each year may not be less than 5% of the original Proceeds.  The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals.  You may withdraw any outstanding balance by making a written request of us at our Home Office.  We will pay interest on the outstanding balance at a rate of at least 2.5% per year, compounded annually.  We will determine annually if we will pay any interest in excess of 2.5%.  Upon your death, we will pay any outstanding balance to your estate.

Joint and Survivor Life

We pay you the Proceeds in equal payments at specified intervals for the life of the payee who lives longer.  The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals.  As the payments are based on the lifetimes of the payees, you cannot withdraw any amount you designate to this option after payments begin.  Also, payments will cease upon the  death of the last surviving payee.  We will make no payments to the last surviving payee’s estate.

Alternate Life Income

We use the Proceeds to purchase an annuity with the payee as annuitant.  The amount payable will be 102% of our current individual immediate annuity purchase rate on the date of the Insured's death, the Maturity Date, or the date the policy is surrendered, as applicable.  The Proceeds can be paid at the end of twelve-, six-, three- or one-month intervals.  As the payments are based on your lifetime, you may not withdraw any amount you designate to this option after payments begin.  Also, payments will cease upon your death.  We will make no payments to your estate.

Policy Owner Services

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program at the time of application or at a later date by submitting an election form.  An election to participate in the program that is submitted after application will be effective on the date provided on the election form or, if the date provided has passed upon our receipt of your submitted election form participation will be effective at the beginning of the next policy month..  Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations, which will promote a more stable Cash Value and Death Benefit over time.  The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high.  There is no charge for dollar cost averaging, and it does not count as a transfer event.  For more information regarding transfer events, see the "Modes To Make A Transfer" section of this prospectus.

On a monthly basis, or such other frequency as we may permit, a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio.  You may also have Premium transferred from the:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares (available only for policies issued prior to May 1, 2008)
Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Initial Class R (available only for policies issued prior to May 1, 2003)
Nationwide Variable Insurance Trust (“NVIT”)
•	NVIT Money Market Fund: Class I

We will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s).  You may also instruct us in writing to stop the transfers.  If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program.  Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.

A dollar cost averaging program may not be available in all states.  We do not assure the success of these strategies; success depends on market trends.  We cannot guarantee that dollar cost averaging will result in a profit or protect against loss.  You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Units when their value is low, as well as when it is high.  We may modify, suspend or discontinue these programs at any time.  We will notify you in writing thirty days before we do so.

Asset Rebalancing

You may elect to set up asset rebalancing.  To do so, you must complete the Asset Rebalancing Program Form and submit it to our Home Office.  You will use the same form to change your investment allocation choices, or terminate asset rebalancing, too.  Thereafter, automatically, on a periodic basis, the Cash Value of your chosen Sub-Account portfolios (up to 20), having fluctuated with Investment Experience, will be rebalanced in proportion to your investment allocation choices.  There is no charge for asset rebalancing and it does not count as a transfer event.  For more information, see the "Modes to Make a Transfer" section of this prospectus.  You can schedule asset rebalancing to occur every three, six, or twelve months on days when we price Sub-Account Units.  For more information, see the "Valuation of Accumulation Unit" section of this prospectus.

Unless you elect otherwise, asset rebalancing will not affect the allocation of Premiums you pay after beginning the program.  Manual transfers will not automatically terminate the program.  Termination of Asset Rebalancing program will only occur as a result of your specific instruction to do so.  We reserve the right to modify, suspend or discontinue asset rebalancing at any time.

Policy Loans

After the expiration of the free-look period and while the policy is In Force, you may take an advance of money from the Cash Value otherwise only available upon surrender or maturity, or upon payment of the Death Benefit.  We call this advance a policy loan.  You may increase your risk of Lapse if you take a policy loan.  There also may be adverse tax consequences.  You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount and Interest

The minimum policy loan you may take is $1,000.  You may take no more than the maximum loan value.  To determine your maximum loan value for the first policy year, multiply 50% by the difference between the Cash Value and any surrender charges.  After the first year from the Policy Date, multiply 90% by the difference between the Cash Value and any surrender charges.  On the loan amount, we will charge interest, which will accrue daily and be payable at the end of each policy year, or at the time of a new loan, a loan repayment, the

Insured’s Death, a policy lapse, or a full surrender.  If you do not pay the interest, we will add it to the loan amount.  The guaranteed policy loan amount interest rate in all policy years is 6%.

Collateral and Interest

As collateral or security, we will transfer to the loan account an amount equal to the amount of the policy loan.  You may request that we transfer this amount from specific Sub-Account portfolios. We will only make a transfer from the fixed investment option if the loan amount exceeds 90% of the Cash Value you have allocated to Sub-Account portfolios.

Total policy indebtedness is composed of two components:

i.  preferred loans; and

ii.  regular loans.

The amount in the policy loan account will be treated as a preferred loan to the extent such amount is less than or equal to the cash value minus the result of:

•	the premiums excluding any 1035 Exchange amount; less

•	any withdrawals not taxed as distributions; plus

•	any loans previously taxed as distributions; plus

•	any amounts reported to Nationwide as cost basis attributable to exchanges under Section 1035 of the Internal Revenue Code.

Any additional loan amounts will be treated as regular loans.

Preferred and regular loan amounts will be determined once a year and at any time a new loan is requested.  On a current basis, preferred loans will be credited interest daily at an annualized effective rate of 6%, and regular loans will be credited interest daily at an annualized effective rate of 4%.  The credited rate for all policy loan accounts is guaranteed never to be lower than that stated on the Policy Data Page.
Repayment

You may repay all or part of a policy loan at any time while your policy is In Force during the Insured’s lifetime.  The minimum repayment is $1,000.  Interest on the loan amount will be due and payable at the end of each policy year from the Policy Date.  If left unpaid, we will add it to the loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocation.  While your policy loan is outstanding, we will continue to treat any payments that you make as a Premium payment, unless you instruct otherwise.  Similarly, we will apply a loan repayment in the same proportion as your current Sub-Account allocations, unless you instruct otherwise.  Outstanding ordinary policy loan balances will be satisfied by your loan repayments before outstanding preferred policy loans.

Net Effect of Policy Loans

We will charge interest on the loan amount at the same time as the collateral amount will be credited interest.  In effect, we will net the loan amount interest rate against the interest crediting rate, so that your actual cost of a policy loan will be less than the loan amount interest rate.  For more information, see the "In Summary: Fee Tables" section of this prospectus.  The amount transferred to the loan account is part of our General Account and will not be affected by the investment experience of the Sub-Accounts. The loan account is credited interest at a different rate than the fixed investment options.  Whether repaid, a policy loan will affect the policy, the net Cash Surrender Value and the Death Benefit.  If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse.  Repaying a policy loan will cause the Death Benefit less outstanding policy loans and net Cash Surrender Value to increase by the repayment amount.

Lapse

So long as your policy’s Cash Surrender Value is enough to cover the deduction of charges on each monthly anniversary from the Policy Date, the policy will remain In Force.  The Cash Surrender Value could be insufficient to cover the amount of a monthly deduction, for example, because you have not paid enough Premium, or because Investment Experience has decreased the Cash Surrender Value, or both.  We do not guarantee that paying the initial or subsequent Premiums will offset adverse Investment Experience so that the policy will remain In Force.

Stated another way, this policy will Lapse when the Grace Period ends before you make a required Premium payment as stated in a notice.

Grace Period

We will send you a notice when the Grace Period begins.  The notice will state an amount of Premium required to avoid Lapse that is equal to three times the current monthly deductions or, if it is less, the Premium that will bring the guaranteed policy continuation provision back into effect.  If you do not pay this Premium within sixty-one days, the policy and all Riders will Lapse.  The Grace Period will not alter the operation of the policy or the payment of Proceeds.

Reinstatement

You may reinstate a Lapsed policy by:

•	submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date;

•	providing further evidence of insurability we may require that is satisfactory to us;

•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;

•	paying additional Premiums at least equal to 3 times the maximum guaranteed cost of insurance charges; For more information, see the "In Summary: Fee Tables" section of this prospectus; or

•	paying or reinstating any indebtedness against the policy which existed at the end of the Grace Period.

At the same time, you may also reinstate any Riders, but subject to evidence of insurability satisfactory to us.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date we approve the application for reinstatement.  If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to a surrender charge calculated for the period between the initial Policy Date and the date of reinstatement.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you provide otherwise.

Taxes

The tax treatment of life insurance policies under the Code is complex and the tax treatment of your policy will depend on your particular circumstances.   Seek competent tax advice regarding the tax treatment of the policy given your situation.  The following discussion provides an overview of the Code’s provisions relating to certain common life insurance policy transactions.  It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes of Which to be Aware

Federal Income Tax.  Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded.  Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable.  These expenditures are called deductions.  While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to the policy.

Federal Transfer Tax.  In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person’s death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift.  Each donor is allowed to exclude an amount (in 2008, up to $12,000 per recipient) from the value of present interest gifts.  In addition, each donor is allowed a credit against the tax on the first million dollars in lifetime gifts (calculated after taking into account the $12,000 exclusion amount).  An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.  Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2008, an estate of less than $2,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability.  The $2 million amount increases to $3.5 million in 2009.  The federal estate tax (but not the federal gift tax) is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after

December 31, 2010.  If the estate tax is reinstated and Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million.

An unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT").  The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.  The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2008, 45%), and there is a provision for an aggregate $1 million exemption.  The GSTT tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes.  State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary.  While these taxes may or may not be substantial in your case, state by state differences of these taxes preclude a useful description of them in this prospectus.

Buying the Policy

Federal Income Tax.  Generally, the Code treats life insurance Premiums as a personal expense.  This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax.  Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner).  Gifts are not generally included in the recipient’s taxable income.  If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain in the Policy

The income tax treatment of changes in the policy’s Cash Value depends on whether the policy is "life insurance" under the Code.  If the policy meets the definition of life insurance, then the increase in the policy’s Cash Value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the Insured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code.  We will monitor the Policy’s compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification.  In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified.  Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS.  If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.

We will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the underlying investment options to remain in compliance.  Thus, the policy should receive federal income tax treatment as life insurance.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of investment options alone would not cause the policy to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment.  The revenue ruling did not indicate the number of investment options, if any, that would cause the policy to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

Periodic Withdrawals, Non-Periodic Withdrawals and Loans

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy.  It also applies to Premiums we accept but then return to meet the Code's definition of life insurance, and amounts used to pay the Premium on any rider to the policy.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts.  If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional Premiums.  If the policy is not issued as a modified endowment contract, we will monitor it and advise you if  the payment of a Premium, or other transaction, may cause the policy to become a modified endowment contract.

When the Policy is Life Insurance that is a Modified Endowment Contract.  Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums.  Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts.  Under these special rules, such transactions are taxable to the extent that at the time of the transaction the Cash Value of the policy exceeds the investment in the policy (generally, the Premiums paid for the policy).  In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract.  If the policy is not issued as a modified endowment contract, we will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.

Distributions from life insurance policies that are not modified endowment contracts generally are treated as being from the investment in the policy (generally, the Premiums paid for the policy), and then from the income in the policy.  Because Premium payments are generally nondeductible, distributions not in excess of investment in the policy are generally not includible in income; instead, they reduce the owner’s investment in the policy.

However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner’s lifetime.  Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrendering the Policy

A full surrender, cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse tax consequences.  If the amount you receive plus total policy Indebtedness exceeds the investment in the policy (generally, the Premiums paid into the policy), then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract.  In certain circumstances, for example when the policy Indebtedness is very large, the amount of tax could exceed the amount distributed to you at surrender.

Withholding

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding.  Generally, the recipient may elect not to have the withholding taken from the distribution.  We will withhold income tax unless you advise us, in writing, of your request not to withhold.  If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a life insurance policy may be subject to mandatory back-up withholding.  Mandatory backup withholding means that we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once.  Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums; or
•	some or all of the amount by which the current value exceeds the employer’s interest in the policy; or
•	interest that is deemed to have been forgiven on a loan that we deemed to have been made by the employer.

Participants in an employer-sponsored plan relating to the policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Exchanging the Policy for Another Life Insurance Policy

Generally, you will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy.  If, however, you exchange the policy for another life insurance policy, modified endowment contract, or annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035.  To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract and the new policy or contract cannot extend the Maturity Date or otherwise delay a distribution that would extend the time that tax would be payable.  Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy Indebtedness that is discharged as part of the exchange transaction, the discharge of the Indebtedness may be taxable.  Owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.

Taxation of Death Benefits

Federal Income Tax.  The Death Benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code.  However, if the policy had been transferred to a new policy owner for valuable consideration, a portion of the Death Benefit may be includible in the beneficiary’s gross income when it is paid.

The payout option selected by your beneficiary may affect how the payments received by the beneficiary are taxed.  Under the various payout options, the amount payable to the beneficiary may include earnings on the Death Benefit, which will be taxable as ordinary income.  For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the Death Benefit.  Your beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.

Special federal income tax considerations for life insurance policies owned by employers.   In 2006, President Bush signed the Pension Protection Act of 2006, which contains new Code Sections 101(j) and 6039I, which affect the tax treatment of life insurance policies owned by the employer of the Insured.  These provisions are generally effective for life insurance policies issued after August 17, 2006,  If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after  that date for purposes of section 101(j).  Policies issued August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these new provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.

New Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of Premiums and other payments paid by the policyholder for the policy.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of Premiums for this purpose.

There are 2 exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  These requirements are as follows:  Prior to the issuance of the company, (a) the employee is notified in writing that the employer intends to insure the employee's life, and the maximum face amount for which the employee could be Insured at the time that the policy is issued; (b) the employee provides written consent to being insured under the policy and that such coverage may continue after the Insured terminates employment; and (c) the employee is informed in writing that the employer will be a beneficiary of any proceeds payable upon the death of the employee.  If the employer fails to meet all of those requirements, then neither exception can apply.

The 2 exceptions are as follows.  First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured’s death, then new Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued, and the Insured is either a director, a “highly compensated employee” (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a “highly compensated individual” (within the meaning of Section 105(h)(5), except “35%” is substituted for “25%” in paragraph (C) thereof), then the new Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned policy to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is your responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that you will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If you fail to provide the necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable to you when received.  If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Federal Transfer Taxes.  When the Insured dies, the Death Benefit will generally be included in the Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within 3 years of death.  An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the Insured, the Death Benefit may be subject to the GSTT.  Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT tax payment.

If the policy owner is not the Insured or a beneficiary, payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Terminal Illness

Certain distributions made under a policy on the life of a “terminally ill individual” or a “chronically ill individual,” as those terms are defined in the Code, are treated as death proceeds.  See, “Taxation of Death Benefits,” above.

Special Considerations for Corporations

Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies.  In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes.  In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations.  These cases involved relatively large loans against the policy’s Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company.  Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid.  Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted.  Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation’s intended use of the policy.

See also, Taxation of Death Benefits, Special federal income tax considerations for life insurance policies owned by employers, above; and Business Uses of the Policy, below.

Taxes and the Value of Your Policy

For federal income tax purposes, a separate account is not a separate entity from the company.  Thus, the tax status of the separate account is not distinct from our status as a life insurance company.  Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units.  As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units.  Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes.  If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states.  At present, these taxes are not significant.  If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

Business Uses of the Policy

The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.  Therefore, if you are contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement.

Non-Resident Aliens and Other Persons who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy.  In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax professional with respect to the tax treatment of the policy.

If you, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States.  The foreign law (including regulations, rulings, treatiers with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy.

Tax Changes

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised.  The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies.  It is reasonable to believe that such proposals, and future proposals, may be enacted into law.  The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be differ from its current positions on these matters.  In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law.  EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date.  Among other matters, EGTRRA provides for the repeal of the federal estate and generation-skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies.  It is not intended to be legal or tax advice.  You should consult your independent legal, tax and/or financial adviser.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively.  There is no way of predicting if, when, or to what extent any such change may take place.  We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life Insurance Company

We are a stock life insurance company organized under Ohio law.  We were founded in March 1929 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215.  We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VLI Separate Account–2

Organization, Registration and Operation

Nationwide VLI Separate Account-2 is a separate account established under Ohio law.  We own the assets in this account, and we are obligated to pay all benefits under the policies.  We may use the account to support other variable life insurance policies we issue.  It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.  For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times.  This registration, however, does not involve the SEC's supervision of this account's management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios.  We buy and sell the Sub-Account portfolio shares at NAV.  Any dividends and distributions from a Sub-Account portfolio are reinvested at NAV in shares of that Sub-Account portfolio.

Income, gains and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains or losses.  Income, gains and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the Investment Experience of our other assets.  Its assets are held separately from our other assets and are not part of our general account.  We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies.  We hold assets in the separate account equal to its liabilities.  If the separate account's assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account.  The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason in our sole discretion, we may substitute another mutual fund or portfolio without your consent.  The substituted mutual fund or portfolio may have different fees and expenses.  Substitution may be made with respect to existing investments or the investments of future Premium, or both.  We will comply with federal securities laws to effect a substitution.  Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion.  The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

Deregistration of the Separate Account. We may deregister Nationwide Separate Account-2 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All policy owners will be notified in the event we deregister Separate Account-2.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

We do not guarantee any money you place in this separate account.  The value of each Sub-Account will increase or decrease, depending on the investment performance of the corresponding portfolio.  You could lose some or all of your money.

Addition, Deletion, or Substitution of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine or add Sub-Accounts and make new Sub-Accounts available to you;

•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

•	substitute or close Sub-Accounts to allocations;

•	transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

•	combine the separate account with other separate accounts, and/or create new separate accounts;

•	deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

We will notify you if we make any of the changes above.  Also, to the extent required by law, we will obtain the required orders, approvals and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC).

Substitution of Securities. We may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2) further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, we filed an application with the SEC for an order permitting us to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the policy that have similar investment objectives and strategies.  If and when we receive SEC approval for these substitutions, affected policy owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Voting Rights

Unless there is a change in existing law, on all matters submitted to shareholders, we will vote our portfolio shares attributable to your allocations in a Sub-Account only as you instruct.

Before a vote of a portfolio's shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio).  We will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

Legal Proceedings

Nationwide Life Insurance Company

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 20, 2007, Nationwide and Nationwide Retirement Solutions, Inc. (NRS) were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which Nationwide and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, Nationwide and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, Nationwide and NRS filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  Nationwide and NRS intend to defend this case vigorously.

On July 11, 2007, Nationwide was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, Nationwide filed a motion to dismiss.  The motion has been fully briefed.  Nationwide intends to defend this lawsuit vigorously.

On November 15, 2006, Nationwide Financial Services, Inc. (NFS), Nationwide and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, Nationwide and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NFS, Nationwide and NRS filed their opposition to the plaintiff’s motion.  NFS, Nationwide and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, Nationwide filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted Nationwide’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against Nationwide remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on Nationwide’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and Nationwide were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NFS’ and Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NFS and Nationwide filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and Nationwide’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NFS and Nationwide continue to defend this lawsuit vigorously.

Nationwide Investment Services Corporation

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

Financial Statements

The Statement of Additional Information (SAI) contains consolidated financial statements of Nationwide Life Insurance Company and subsidiaries and financial statements of Nationwide VLI Separate Account – 2.  You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus.  You should distinguish the consolidated financial statements of the company and subsidiaries from the financial statements of the separate account.  Please consider the consolidated financial statements of the company only as bearing on our ability to meet the obligations under the policy.  You should not consider the consolidated financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

Appendix A: Sub-Account Information

The Sub-Accounts listed below invest in corresponding mutual funds that are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  You have voting rights with respect to the Sub-Accounts.  For more information, see the "Voting Rights," section of this prospectus.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:
Invesco Trimark Investment Management, Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited

Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:
Invesco Trimark Investment Management, Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited

Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:
Invesco Trimark Investment Management, Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited

Investment Objective:	Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and income.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
This sub-account is only available in policies issued before September 27, 1999
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This sub-account is only available in policies issued before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

Credit Suisse Trust - Global Small Cap Portfolio
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2002
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term growth of capital.

Credit Suisse Trust - International Focus Portfolio
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2002
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term capital appreciation.

Credit Suisse Trust - Small Cap Core I Portfolio
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Capital growth.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Long-term capital growth, current income and growth of income.

Federated Insurance Series - Federated American Leaders Fund II: Primary Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth, and secondarily income.

Federated Insurance Series - Federated Capital Appreciation Fund II: Primary Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2007
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This sub-account is only available in policies issued before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
This sub-account is only available in policies issued before May 1, 2006
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Balanced Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
This sub-account is only available in policies issued before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Lehman Brothers NVIT Core Plus Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The fund seeks long-term total return.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Cardinal Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Balanced Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

Nationwide Variable Insurance Trust - NVIT Cardinal Capital Appreciation Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AIM Capital Management, Inc. and American Century Global Investment Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management; Neuberger Berman Management Inc. and Wells Fargo Investment Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P., Wellington Management Company, LLP, and Deutsche Investment Management Americas Inc., doing business as Deutsche Asset Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:
Aberdeen Asset Management, Inc.: American Century Investment Management Inc.; Gartmore Global Partners; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; Waddell & Reed Investment Management Company

Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Nationwide Leaders Fund: Class I
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	High total return from a concentrated portfolio of U.S. securities.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high level of current income.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Growth Portfolio: I Class
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Balanced Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total investment return which includes current income and capital appreciation in the value of its shares.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Core Bond Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income and, secondarily, capital appreciation when consistent with goal of high current income.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation  possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in "growth type" companies.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This sub-account is only available in policies issued before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This sub-account is only available in policies issued before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Discovery Fund
This sub-account is only available in policies issued before September 27, 1999
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

The Sub-Account portfolios listed above are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  We have entered into agency agreements with certain broker-dealer firms to distribute the policy.  Some of those firms have an affiliate that acts as an investment adviser or a subadviser to one or more of the underlying funds that are offered under the policy.  You have voting rights with respect to the Sub-Accounts.  For more information, see the "Voting Rights" section of this prospectus.

Please refer to the prospectus for each Sub-Account portfolio for more detailed information.

Appendix B: Definitions
Attained Age– The Insured's age upon the issue of full insurance coverage plus the number of full years since the Policy Date.
Cash Surrender Value – The Cash Value, subject to Indebtedness and the surrender charge.
Cash Value – The total of the Sub-Accounts you have chosen, which will vary with Investment Experience, and the policy loan and fixed accounts, to which interest will be credited daily.  We will deduct partial surrenders and the policy's periodic charges from the Cash Value.

Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount we pay to the beneficiary upon the Insured's death, before payment of any unpaid outstanding loan balances or charges.
FDIC – Federal Deposit Insurance Corporation.
Grace Period– A 61–day period after which the Policy will Lapse if you do not make sufficient payment.
Home Office– Our Home Office is located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force – The insurance coverage is in effect.
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life we insure under the policy, and whose death triggers the Death Benefit.
Investment Experience– The performance of a mutual fund in which a Sub-Account portfolio invests.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on or next following the Insured's 100th birthday.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account portfolio invests.  It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts. Unit values do reflect these deductions.

Policy Data Page(s)– The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the owner, the beneficiary and the Insured.
Policy Date – The date the policy takes effect as shown on the policy data page. Policy years and months are measured from this date.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy adjusted to account for any unpaid charges or policy loans and Rider benefits.

Premium – The amount of money you pay to begin and continue the policy.
Rider – An optional benefit you may purchase under the policy.
SEC – Securities and Exchange Commission.
Specified Amount – The dollar or face amount of insurance the owner selects.

Sub-Accounts – The mechanism we use to account for your allocations of Premium and Cash Value among the policy's variable investment options.
Unit – The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges. Initially, we set the Unit value at $10 for each Sub-Account.
Us, we, our or the company – Nationwide Life Insurance Company.
Valuation Period – The period during which we determine the change in the value of the Sub-Accounts.  One Valuation Period ends and another begins with the close of trading on the New York Stock Exchange.

You, your or the policy owner or Owner– The person named as the owner in the application, or the person assigned ownership rights.

Outside back cover page

To learn more about the policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about the policy please call our Service Center at 1-800-547-7548 (TDD: 1-800-238-3035) or write to us at our Service Center at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-D4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549-8090. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-5311.

Securities Act of 1933 Registration File No. 033-62795.

Nationwide VLI Separate Account-2
(Registrant)

Nationwide Life Insurance Company
(Depositor)

5100 Rings Road, RR1-04-D4
Dublin, Ohio 43017-1522
1-800-547-7548
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Individual Modified Single Premium Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the individual modified single premium variable universal life insurance policy offered by us, Nationwide Life Insurance Company. This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2008 and the prospectuses for the policy's variable investment options . The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses FREE OF CHARGE by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2008.
Table of Contents
Nationwide Life Insurance Company	1	Underwriting Procedure	2
Nationwide VLI Separate Account-2	1	Illustrations	2
Nationwide Investment Services Corporation (NISC)	1	Advertising	2
Services	2	Tax Definition of Life Insurance	3
Independent Registered Public Accounting Firm	2	Financial Statements	5

Nationwide Life Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in March 1929.Our Home Office is located at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company, which holds 95.2%, and Nationwide Mutual Fire Insurance Company, which holds 4.8%, the ultimate controlling persons of the Nationwide group of companies.  On March 10, 2008, NFS announced that it received an offer from Nationwide Mutual, Nationwide Mutual Fire and Nationwide Corporation to acquire by merger all of NFS’ outstanding publicly held shares of Class A common stock for $47.20 per share in cash.  NFS’ board of directors has appointed a special committee of the board, comprised entirely of independent, non-affiliated directors, to consider the proposal.  The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2007.

Nationwide VLI Separate Account-2

Nationwide VLI Separate Account-2 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans.  We established the separate account on May 7, 1987 pursuant to Ohio law.  Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

Nationwide Investment Services Corporation (NISC)

The policies are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  NISC was organized as an Oklahoma corporation in 1981.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 that are member firms of the Financial Industry Regulatory Authority (FINRA).

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 99% of the target premium plus 4% of any excess premium payments.  We pay gross renewal commissions in years two through ten on the sale of the policies provided by NISC that will not exceed 3% of actual Premium payment, and that will not exceed 2% in policy years eleven and thereafter.

We have paid no underwriting commissions to NISC for each of the separate account's last three fiscal years.

Services

We have responsibility for administration of the policies and the variable account.  We also maintain the records of the name, address, taxpayer identification number and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account.  We will maintain a record of all purchases and redemption of shares of the mutual funds.

Independent Registered Public Accounting Firm

The financial statements of Nationwide VLI Separate Account-2 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2007 consolidated financial statements and schedules of Nationwide Life Insurance Company contains an explanatory paragraph that states that Nationwide Life Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VLI Separate Account-2.  The policy's Specified Amount depends upon the Insured's sex, issue age, risk class and length of time the policy has been In Force.  The Specified Amount will vary depending upon other risk factors.  Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO).  Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis.  That is, guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.  These mortality tables are sex distinct.

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and premium class, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested.  We reserve the right to charge a reasonable fee of no more than $25 for this service to persons who request more than one policy illustration during a policy year.

Advertising

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide.  The ratings are not intended to reflect the Investment Experience or financial strength of the variable account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

We will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Additional Materials

We may provide information on various topics to you and prospective policy owners in advertising, sales literature or other materials.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes.  The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

The tables below show the numeric requirements for Guideline Premium/Cash Value Corridor Test.

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%

71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account-2:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

106

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:

AIM VIF – Basic Value Fund – Series I (AIMBValue)
70,258 shares (cost $943,335)	$894,381

AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp)
12,124 shares (cost $350,547)	356,072

AIM VIF – Capital Development Fund – Series I (AIMCapDev)
34,361 shares (cost $647,149)	647,712

AllianceBernstein VPS – Growth and Income Portfolio – Class A (AlVGrIncA)
35,517 shares (cost $914,431)	952,571

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class A (AlVSmMdCpA)
61,262 shares (cost $1,146,051)	1,048,199

American Century VP – Balanced Fund – Class I (ACVPBal)
642,202 shares (cost $4,153,753)	4,707,339

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)
1,334,546 shares (cost $11,340,472)	21,326,052

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)
354,382 shares (cost $2,522,614)	2,998,071

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)
85,992 shares (cost $884,927)	907,217

American Century VP – International Fund – Class I (ACVPInt)
784,080 shares (cost $4,949,273)	9,299,195

American Century VP – International Fund – Class III (ACVPInt3)
301,693 shares (cost $2,931,623)	3,578,085

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV)
88,661 shares (cost $1,231,175)	1,147,271

American Century VP – Ultra® Fund – Class I (ACVPUltra)
80,847 shares (cost $874,711)	982,286

American Century VP – Value Fund – Class I (ACVPVal)
1,598,095 shares (cost $12,805,947)	11,937,770

American Century VP – VistaSM Fund – Class I (ACVPVista1)
82,287 shares (cost $1,723,192)	1,810,321

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp)
50,821 shares (cost $695,323)	715,561

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)
477,097 shares (cost $4,591,372)	7,561,991

Credit Suisse Trust – Small Cap Core I Portfolio (CSTSmCapGr)
643,971 shares (cost $8,028,525)	9,962,232

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)
100,501 shares (cost $1,749,086)	1,772,837

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)
1,890,934 shares (cost $55,598,806)	70,720,936

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)
123,876 shares (cost $4,306,898)	5,557,098
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd) 6,020 shares (cost $249,215)	$194,701

Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVGroInc) 90,127 shares (cost $1,782,157)	2,291,931

Federated IS – American Leaders Fund II – Primary Shares (FedAmLead) 7,956 shares (cost $154,462)	136,280

Federated IS – Capital Appreciation Fund II – Primary Shares (FedCapAp)
1,936 shares (cost $14,294)	14,310

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp)
328 shares (cost $3,339)	3,366

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)
110,065 shares (cost $1,218,223)	1,248,135

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)
3,079,196 shares (cost $71,735,301)	73,623,577

Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)
2,034,040 shares (cost $87,818,886)	91,775,888

Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)
2,603,105 shares (cost $16,535,354)	15,566,566

Fidelity® VIP – High Income Portfolio – Initial Class R (FidVIPHIR)
270,430 shares (cost $1,744,906)	1,611,764

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)
683,759 shares (cost $9,786,571)	17,312,773

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)
239,889 shares (cost $5,336,141)	6,042,793

Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)
1,270,518 shares (cost $19,102,565)	21,052,491

Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)
2,730,078 shares (cost $70,765,464)	76,169,184

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)
280,698 shares (cost $3,492,437)	3,556,446

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)
200,620 shares (cost $3,142,035)	4,487,873

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)
290,342 shares (cost $9,548,340)	10,446,498

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)
113,334 shares (cost $1,515,529)	1,421,202

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)
267,823 shares (cost $6,007,872)	7,081,239

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S)
85,786 shares (cost $1,042,501)	1,025,146

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S)
62,043 shares (cost $763,472)	782,977

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S)
53,225 shares (cost $690,615)	692,459

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)
190,470 shares (cost $2,632,367)	3,039,896

Franklin Templeton VIP – Foreign Securities Fund – Class 1 (FrVIPForSec)
39,981 shares (cost $607,760)	822,809
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)
134,515 shares (cost $2,425,748)	$2,714,504

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3)
103,944 shares (cost $1,672,779)	1,736,908

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2)
73,049 shares (cost $1,284,474)	1,264,486

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv)
206,704 shares (cost $3,911,343)	4,053,459

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1 (FrVIPSCapV1)
180,050 shares (cost $3,225,197)	3,129,277

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal)
8,420 shares (cost $247,137)	261,678

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)
104,871 shares (cost $3,230,483)	4,278,728

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)
267,724 shares (cost $1,099,535)	1,386,809

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore)
11,303 shares (cost $145,168)	150,218

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)
97,225 shares (cost $5,300,419)	6,298,209

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)
75,628 shares (cost $3,687,842)	4,878,735

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class (LBTShrtDBd)
281,267 shares (cost $3,642,729)	3,656,467

MFS VIT – Investors Growth Stock Series – Initial Class (MFSInvGrSt)
20,287 shares (cost $193,057)	239,795

MFS VIT – Value Series – Initial Class (MFSValue)
87,589 shares (cost $1,284,263)	1,335,728

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2)
51,089 shares (cost $981,744)	988,565

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2)
80,626 shares (cost $936,054)	904,621

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2)
57,093 shares (cost $1,367,691)	1,488,979

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2)
8,237 shares (cost $368,961)	358,802

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2)
22,205 shares (cost $1,510,203)	1,602,296

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)
26,399 shares (cost $208,159)	201,689

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)
86,843 shares (cost $694,583)	662,615

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)
159,394 shares (cost $2,446,819)	3,603,904

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)
350,846 shares (cost $6,727,851)	7,925,608

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl)
188,596 shares (cost $2,436,140)	2,312,188
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)
203,907 shares (cost $2,706,558)	$2,866,934

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin)
71,857 shares (cost $944,257)	782,526

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth)
34,337 shares (cost $366,274)	404,145

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3)
46,463 shares (cost $523,297)	548,260

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)
108,233 shares (cost $416,291)	556,315

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)
148,377 shares (cost $717,520)	768,592

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)
971,582 shares (cost $11,423,027)	11,299,495

Nationwide VIT – Growth Fund – Class I (NVITGrowth)
1,210,997 shares (cost $15,078,577)	17,559,464

Nationwide VIT – International Index Fund – Class VI (NVITIntIdx6)
33,216 shares (cost $378,466)	385,975

Nationwide VIT – International Value Fund – Class I (NVITIntValI)
38,730 shares (cost $614,704)	677,008

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)
125,378 shares (cost $2,223,248)	2,185,334

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)
332,338 shares (cost $4,371,158)	4,519,790

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)
86,587 shares (cost $902,778)	900,508

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)
564,994 shares (cost $6,586,962)	7,028,530

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)
554,000 shares (cost $6,723,538)	7,390,366

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)
198,793 shares (cost $2,235,365)	2,256,300

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)
36,849 shares (cost $1,005,444)	1,198,692

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)
349,836 shares (cost $5,914,001)	6,709,860

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)
36,100,441 shares (cost $36,100,441)	36,100,441

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I (NVITSmCapGr)
95,477 shares (cost $1,649,364)	1,719,537

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I (NVITSmCapVal)
898,029 shares (cost $10,845,901)	8,872,529

Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp)
1,240,192 shares (cost $26,609,627)	27,544,669

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)
5,585,888 shares (cost $72,950,078)	75,912,216

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead)
56,399 shares (cost $773,976)	735,448
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)
71,714 shares (cost $837,134)	$925,823

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)
82,640 shares (cost $998,563)	950,359

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)
165,125 shares (cost $1,628,560)	1,628,131

Neuberger Berman AMT – Balanced Portfolio – I Class Shares (NBTBal)
19,898 shares (cost $253,950)	260,265

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)
6,905 shares (cost $100,660)	100,122

Neuberger Berman AMT – Growth Portfolio – Class I (NBTAGro)
1,006,327 shares (cost $10,363,883)	19,422,115

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)
87,633 shares (cost $1,297,720)	1,849,922

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt)
33,606 shares (cost $467,661)	457,371

Neuberger Berman AMT – Mid-Cap Growth Portfolio – Class S (NBTAMCGrS)
30,362 shares (cost $771,979)	854,089

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)
1,349,518 shares (cost $22,968,805)	28,029,484

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)
16,038 shares (cost $286,455)	278,576

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)
25,856 shares (cost $422,324)	463,088

Oppenheimer VAF – Balanced Fund – Non-Service Shares (OppBal)
765,508 shares (cost $11,717,547)	12,561,987

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)
222,759 shares (cost $7,263,703)	10,509,747

Oppenheimer VAF – Core Bond Fund – Non-Service Shares (OppBdFd)
978,600 shares (cost $10,780,903)	10,823,312

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)
220,838 shares (cost $7,521,202)	8,131,252

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)
877,535 shares (cost $21,177,746)	32,117,768

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)
12,893 shares (cost $106,078)	102,885

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)
55,603 shares (cost $456,051)	442,047

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares (OppMStSCap)
65,539 shares (cost $1,211,515)	1,192,816

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt)
76,597 shares (cost $1,720,425)	1,961,658

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)
23,666 shares (cost $1,130,700)	1,279,616

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)
4,593 shares (cost $118,136)	106,181

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq)
26,599 shares (cost $496,888)	504,315
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Putnam VT – Voyager Fund – IB Shares (PVTVoygr)
2,318 shares (cost $65,317)	$73,548

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)
57,232 shares (cost $665,862)	669,618

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)
64,041 shares (cost $1,585,540)	1,514,571

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)
80,176 shares (cost $394,119)	396,873

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)
278,159 shares (cost $8,716,033)	8,483,853

Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class (VEWrldBd)
267,346 shares (cost $3,177,606)	3,240,230

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt)
509,596 shares (cost $10,245,788)	14,125,996

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs)
382,297 shares (cost $11,314,991)	15,746,819

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus)
48,562 shares (cost $553,303)	562,353

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)
276,097 shares (cost $2,357,188)	2,355,104

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)
728,898 shares (cost $16,031,676)	16,072,195

Wells Fargo AVT – Discovery FundSM (WFVDisc)
448,567 shares (cost $5,471,768)	9,020,686

Wells Fargo AVT – Opportunity FundSM (WFVOpp)
1,432,748 shares (cost $28,110,655)	31,563,436

Total Investments	1,012,418,914

Accounts Receivable	183,495

Total Assets	1,012,602,409

Accounts Payable	–

Contract Owners Equity (note 7)	$1,012,602,409

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	AlVGrIncA	AlVSmMdCpA	ACVPBal	ACVPCapAp
Reinvested dividends	$16,047,604	5,496	–	–	16,764	15,038	105,996	–
Mortality and expense risk charges (note 3)	(5,995,014)	(6,372)	(853)	(2,516)	(4,820)	(8,035)	(30,786)	(113,921)

Net investment income (loss)	10,052,590	(876)	(853)	(2,516)	11,944	7,003	75,210	(113,921)

Proceeds from mutual fund shares sold	211,008,828	749,472	236,142	93,181	443,654	997,512	894,354	2,288,328
Cost of mutual fund shares sold	(182,140,052)	(627,736)	(223,532)	(69,034)	(383,608)	(878,225)	(797,443)	(1,481,279)

Realized gain (loss) on investments	28,868,776	121,736	12,610	24,147	60,046	119,287	96,911	807,049
Change in unrealized gain (loss) on investments	1,175,696	(153,770)	4,289	(31,006)	(79,613)	(219,358)	(207,365)	5,759,766

Net gain (loss) on investments	30,044,472	(32,034)	16,899	(6,859)	(19,567)	(100,071)	(110,454)	6,566,815

Reinvested capital gains	59,266,158	51,237	–	51,509	56,897	111,212	258,071	–

Net increase (decrease) in contract owners’ equity resulting from operations	$99,363,220	18,327	16,046	42,134	49,274	18,144	222,827	6,452,894

Investment activity:	ACVPIncGr	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPUltra	ACVPVal	ACVPVista1
Reinvested dividends	$64,325	36,865	71,251	16,339	8,591	–	232,053	–
Mortality and expense risk charges (note 3)	(19,276)	(4,204)	(58,730)	(14,767)	(7,231)	(3,189)	(80,694)	(3,330)

Net investment income (loss)	45,049	32,661	12,521	1,572	1,360	(3,189)	151,359	(3,330)

Proceeds from mutual fund shares sold	1,178,088	368,796	2,741,145	325,208	737,710	125,492	4,185,429	730,760
Cost of mutual fund shares sold	(667,236)	(378,745)	(1,318,236)	(265,256)	(697,024)	(116,800)	(3,550,268)	(660,530)

Realized gain (loss) on investments	510,852	(9,949)	1,422,909	59,952	40,686	8,692	635,161	70,230
Change in unrealized gain (loss) on investments	(556,432)	48,315	148,771	350,687	(94,273)	110,894	(2,727,985)	86,032

Net gain (loss) on investments	(45,580)	38,366	1,571,680	410,639	(53,587)	119,586	(2,092,824)	156,262

Reinvested capital gains	–	–	–	–	13,080	–	1,203,357	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(531)	71,027	1,584,201	412,211	(39,147)	116,397	(738,108)	152,932

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	CSTGlobSmCp	CSTIntFoc	CSTSmCapGr	DryIPSmCap	DryStkIx	DryVApp	DryVDevLd	DryVGroInc
Reinvested dividends	$–	83,974	–	7,542	1,278,701	93,816	2,143	17,911
Mortality and expense risk charges (note 3)	(5,020)	(42,408)	(63,195)	(10,927)	(431,654)	(35,695)	(1,582)	(12,962)

Net investment income (loss)	(5,020)	41,566	(63,195)	(3,385)	847,047	58,121	561	4,949

Proceeds from mutual fund shares sold	399,098	1,495,179	1,592,175	781,361	11,068,196	1,142,001	172,902	360,185
Cost of mutual fund shares sold	(290,428)	(842,362)	(907,245)	(613,148)	(11,053,247)	(748,322)	(171,372)	(281,700)

Realized gain (loss) on investments	108,670	652,817	684,930	168,213	14,949	393,679	1,530	78,485
Change in unrealized gain (loss) on investments	(126,367)	457,108	(729,126)	(260,015)	2,668,625	(74,888)	(63,224)	(14,780)

Net gain (loss) on investments	(17,697)	1,109,925	(44,196)	(91,802)	2,683,574	318,791	(61,694)	63,705

Reinvested capital gains	–	–	–	80,999	–	–	37,460	107,884

Net increase (decrease) in contract owners’ equity resulting from operations	$(22,717)	1,151,491	(107,391)	(14,188)	3,530,621	376,912	(23,673)	176,538

Investment activity:	FedAmLead	FedCapAp	FedMrkOp	FedQualBd	FidVIPEI	FidVIPGr	FidVIPHI	FidVIPHIR
Reinvested dividends	$2,840	77	18	64,318	1,402,843	698,818	1,310,798	134,135
Mortality and expense risk charges (note 3)	(983)	(85)	(14)	(8,183)	(475,675)	(525,924)	(102,335)	(3,886)

Net investment income (loss)	1,857	(8)	4	56,135	927,168	172,894	1,208,463	130,249

Proceeds from mutual fund shares sold	64,154	9,503	3,259	325,170	8,759,064	9,539,558	5,865,992	319,436
Cost of mutual fund shares sold	(67,201)	(7,783)	(3,316)	(348,405)	(7,397,394)	(10,477,094)	(6,045,948)	(323,880)

Realized gain (loss) on investments	(3,047)	1,720	(57)	(23,235)	1,361,670	(937,536)	(179,956)	(4,444)
Change in unrealized gain (loss) on investments	(37,768)	(1,071)	27	25,413	(7,496,224)	20,372,292	(589,939)	(133,142)

Net gain (loss) on investments	(40,815)	649	(30)	2,178	(6,134,554)	19,434,756	(769,895)	(137,586)

Reinvested capital gains	21,161	–	–	–	6,185,875	75,097	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,797)	641	(26)	58,313	978,489	19,682,747	438,568	(7,337)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPOv	FidVIPOvSR	FidVIPAM	FidVIPCon	FidVIPIGBdS	FidVIPGrOp	FidVIPMCapS	FidVIPVaIS
Reinvested dividends	$578,448	181,133	1,253,683	686,413	146,290	–	72,569	14,773
Mortality and expense risk charges (note 3)	(101,705)	(29,910)	(127,607)	(430,620)	(18,055)	(26,879)	(58,040)	(9,518)

Net investment income (loss)	476,743	151,223	1,126,076	255,793	128,235	(26,879)	14,529	5,255

Proceeds from mutual fund shares sold	3,167,179	1,406,623	2,693,031	9,194,612	717,226	766,393	2,427,924	1,716,288
Cost of mutual fund shares sold	(1,568,711)	(1,083,583)	(2,841,731)	(7,092,823)	(715,271)	(423,409)	(2,030,234)	(1,604,127)

Realized gain (loss) on investments	1,598,468	323,040	(148,700)	2,101,789	1,955	342,984	397,690	112,161
Change in unrealized gain (loss) on investments	(557,205)	(23,209)	1,290,334	(9,286,236)	607	569,338	90,453	(237,678)

Net gain (loss) on investments	1,041,263	299,831	1,141,634	(7,184,447)	2,562	912,322	488,143	(125,517)

Reinvested capital gains	1,185,300	366,243	573,845	18,328,735	–	–	879,087	196,544

Net increase (decrease) in contract owners’ equity resulting from operations	$2,703,306	817,297	2,841,555	11,400,081	130,797	885,443	1,381,759	76,282

Investment activity:	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree20S	FidVIPFree30S	FrVIPDevMrk3	FrVIPForSec	FrVIPForSec3	FrVIPGlInc3
Reinvested dividends	$6,232	24,207	15,708	13,796	50,834	22,975	44,225	27,088
Mortality and expense risk charges (note 3)	(26,992)	(1,763)	(3,367)	(2,958)	(12,523)	(5,522)	(10,242)	(5,069)

Net investment income (loss)	(20,760)	22,444	12,341	10,838	38,311	17,453	33,983	22,019

Proceeds from mutual fund shares sold	1,435,344	109,311	190,686	112,856	635,633	488,515	276,009	279,144
Cost of mutual fund shares sold	(1,257,175)	(100,044)	(151,998)	(101,906)	(486,893)	(332,484)	(213,108)	(263,546)

Realized gain (loss) on investments	178,169	9,267	38,688	10,950	148,740	156,031	62,901	15,598
Change in unrealized gain (loss) on investments	1,369,655	(22,637)	(17,734)	(1,752)	177,835	(74,954)	97,283	52,885

Net gain (loss) on investments	1,547,824	(13,370)	20,954	9,198	326,575	81,077	160,184	68,483

Reinvested capital gains	287,074	20,602	21,697	23,865	168,029	47,573	95,906	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,814,138	29,676	54,992	43,901	532,915	146,103	290,073	90,502

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FrVIPIncSec2	FrVIPRisDiv	FrVIPSCapV1	JAspBal	JAspForty	JAspGlTechS	JAspRMgCore	JAspIntGroS2
Reinvested dividends	$28,341	112,850	31,969	4,965	6,010	4,567	757	24,976
Mortality and expense risk charges (note 3)	(4,516)	(24,928)	(20,959)	(1,304)	(18,109)	(6,640)	(1,150)	(28,961)

Net investment income (loss)	23,825	87,922	11,010	3,661	(12,099)	(2,073)	(393)	(3,985)

Proceeds from mutual fund shares sold	184,819	1,115,275	969,057	243,508	1,134,169	345,828	271,827	2,135,502
Cost of mutual fund shares sold	(170,986)	(879,219)	(847,599)	(201,461)	(695,018)	(229,951)	(262,985)	(1,586,965)

Realized gain (loss) on investments	13,833	236,056	121,458	42,047	439,151	115,877	8,842	548,537
Change in unrealized gain (loss) on investments	(35,376)	(509,454)	(487,268)	(18,385)	540,465	112,471	4,969	655,312

Net gain (loss) on investments	(21,543)	(273,398)	(365,810)	23,662	979,616	228,348	13,811	1,203,849

Reinvested capital gains	5,256	63,951	244,614	–	–	–	1,665	–

Net increase (decrease) in contract owners’ equity resulting from operations	$7,538	(121,525)	(110,186)	27,323	967,517	226,275	15,083	1,199,864

Investment activity:	JAspIntGroS	LBTShrtDBd	MFSInvGrSt	MFSValue	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2
Reinvested dividends	$21,192	100,898	904	11,161	17,787	51,410	33,315	4,303
Mortality and expense risk charges (note 3)	(30,374)	(20,953)	(1,562)	(6,638)	(3,347)	(3,107)	(6,622)	(315)

Net investment income (loss)	(9,182)	79,945	(658)	4,523	14,440	48,303	26,693	3,988

Proceeds from mutual fund shares sold	3,169,721	1,609,594	92,727	553,576	108,637	208,815	224,714	2,958
Cost of mutual fund shares sold	(1,856,462)	(1,650,263)	(74,701)	(450,208)	(99,627)	(200,160)	(194,453)	(2,921)

Realized gain (loss) on investments	1,313,259	(40,669)	18,026	103,368	9,010	8,655	30,261	37
Change in unrealized gain (loss) on investments	(135,689)	120,290	9,766	(52,992)	(652)	(41,696)	90,156	(10,159)

Net gain (loss) on investments	1,177,570	79,621	27,792	50,376	8,358	(33,041)	120,417	(10,122)

Reinvested capital gains	–	–	–	19,114	372	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,168,388	159,566	27,134	74,013	23,170	15,262	147,110	(6,134)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITGrowth2	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts3	NVITGlUtl	NVITIntGro	NVITGlFin
Reinvested dividends	$8,104	16,747	50,813	20,439	37,463	58,318	9,978	30,215
Mortality and expense risk charges (note 3)	(6,992)	(968)	(3,404)	(20,663)	(26,290)	(16,023)	(18,246)	(5,701)

Net investment income (loss)	1,112	15,779	47,409	(224)	11,173	42,295	(8,268)	24,514

Proceeds from mutual fund shares sold	204,064	62,990	403,234	530,602	1,680,633	1,585,161	2,656,143	409,125
Cost of mutual fund shares sold	(173,600)	(62,741)	(409,618)	(281,448)	(1,187,362)	(1,297,810)	(2,215,451)	(403,776)

Realized gain (loss) on investments	30,464	249	(6,384)	249,154	493,271	287,351	440,692	5,349
Change in unrealized gain (loss) on investments	67,722	(9,291)	(35,536)	491,434	741,466	(356,418)	(153,096)	(173,066)

Net gain (loss) on investments	98,186	(9,042)	(41,920)	740,588	1,234,737	(69,067)	287,596	(167,717)

Reinvested capital gains	352	–	–	301,255	488,860	421,869	203,237	127,951

Net increase (decrease) in contract owners’ equity resulting from operations	$99,650	6,737	5,489	1,041,619	1,734,770	395,097	482,565	(15,252)

Investment activity:	NVITGlHlth	NVITGlHlth3	NVITGlTech	NVITGlTech3	NVITGvtBd	NVITGrowth	NVITIntIdx6	NVITIntValI
Reinvested dividends	$345	417	–	–	497,772	29,788	3,899	16,267
Mortality and expense risk charges (note 3)	(3,218)	(2,447)	(3,531)	(2,437)	(66,924)	(113,009)	(1,251)	(4,379)

Net investment income (loss)	(2,873)	(2,030)	(3,531)	(2,437)	430,848	(83,221)	2,648	11,888

Proceeds from mutual fund shares sold	91,233	354,938	134,120	164,517	2,260,546	2,032,839	9,610	237,355
Cost of mutual fund shares sold	(85,169)	(337,040)	(93,975)	(134,730)	(2,431,785)	(3,842,896)	(7,454)	(195,010)

Realized gain (loss) on investments	6,064	17,898	40,145	29,787	(171,239)	(1,810,057)	2,156	42,345
Change in unrealized gain (loss) on investments	40,103	24,158	55,567	28,926	444,552	4,820,907	5,211	(84,773)

Net gain (loss) on investments	46,167	42,056	95,712	58,713	273,313	3,010,850	7,367	(42,428)

Reinvested capital gains	8,521	8,113	–	–	–	–	543	55,037

Net increase (decrease) in contract owners’ equity resulting from operations	$51,815	48,139	92,181	56,276	704,161	2,927,629	10,558	24,497

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITIntVal3	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITMdCpGr	NVITMidCap
Reinvested dividends	$48,651	85,275	24,477	193,841	169,990	73,275	–	98,801
Mortality and expense risk charges (note 3)	(12,359)	(24,917)	(3,881)	(40,657)	(46,009)	(18,649)	(8,719)	(40,733)

Net investment income (loss)	36,292	60,358	20,596	153,184	123,981	54,626	(8,719)	58,068

Proceeds from mutual fund shares sold	491,026	625,039	324,847	2,203,109	1,426,472	1,841,540	600,219	1,727,404
Cost of mutual fund shares sold	(410,502)	(516,681)	(319,421)	(1,838,832)	(1,123,539)	(1,701,161)	(395,608)	(1,148,739)

Realized gain (loss) on investments	80,524	108,358	5,426	364,277	302,933	140,379	204,611	578,665
Change in unrealized gain (loss) on investments	(227,805)	(142,271)	(7,091)	(250,262)	(198,904)	(125,658)	(66,657)	(339,345)

Net gain (loss) on investments	(147,281)	(33,913)	(1,665)	114,015	104,029	14,721	137,954	239,320

Reinvested capital gains	158,785	143,661	12,858	112,849	149,917	60,436	–	212,900

Net increase (decrease) in contract owners’ equity resulting from operations	$47,796	170,106	31,789	380,048	377,927	129,783	129,235	510,288

Investment activity:	NVITMyMkt	NVITSmCapGr	NVITSmCapVal	NVITSmComp	NVITNWFund	NVITNWLead	NVITUSGro	NVITVKVal
Reinvested dividends	$1,473,769	–	120,810	26,489	822,045	7,953	–	17,742
Mortality and expense risk charges (note 3)	(173,543)	(8,972)	(58,741)	(167,158)	(505,231)	(3,697)	(4,206)	(5,382)

Net investment income (loss)	1,300,226	(8,972)	62,069	(140,669)	316,814	4,256	(4,206)	12,360

Proceeds from mutual fund shares sold	23,889,368	612,903	3,933,491	4,508,335	8,198,880	176,505	451,088	369,337

Cost of mutual fund shares sold	(23,889,368)	(571,470)	(3,844,342)	(3,462,290)	(11,139,266)	(166,634)	(437,393)	(324,840)

Realized gain (loss) on investments	–	41,433	89,149	1,046,045	(2,940,386)	9,871	13,695	44,497
Change in unrealized gain (loss) on investments	–	88,470	(2,150,010)	(4,422,642)	4,596,818	(52,502)	140,753	(124,443)

Net gain (loss) on investments	–	129,903	(2,060,861)	(3,376,597)	1,656,432	(42,631)	154,448	(79,946)

Reinvested capital gains	–	–	1,325,777	4,100,839	3,721,687	109,742	–	44,501

Net increase (decrease) in contract owners’ equity resulting from operations	$1,300,226	120,931	(673,015)	583,573	5,694,933	71,367	150,242	(23,085)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITMltSec	NBTBal	NBTAFasc	NBTAGro	NBTAGuard	NBTAInt	NBTAMCGrS	NBTAPart
Reinvested dividends	$61,169	746	–	–	5,093	7,567	–	178,199
Mortality and expense risk charges (note 3)	(8,885)	(540)	(597)	(119,531)	(11,677)	(2,278)	(4,448)	(152,561)

Net investment income (loss)	52,284	206	(597)	(119,531)	(6,584)	5,289	(4,448)	25,638

Proceeds from mutual fund shares sold	470,582	158,188	117,561	2,597,244	361,596	97,373	484,107	2,980,939
Cost of mutual fund shares sold	(477,009)	(139,043)	(115,865)	(1,164,217)	(220,860)	(79,800)	(397,786)	(2,121,564)

Realized gain (loss) on investments	(6,427)	19,145	1,696	1,433,027	140,736	17,573	86,321	859,375
Change in unrealized gain (loss) on investments	12,993	515	(2,811)	2,424,218	(6,334)	(42,678)	57,288	(1,353,429)

Net gain (loss) on investments	6,566	19,660	(1,115)	3,857,245	134,402	(25,105)	143,609	(494,054)

Reinvested capital gains	73	–	757	–	–	27,077	–	2,788,543

Net increase (decrease) in contract owners’ equity resulting from operations	$58,923	19,866	(955)	3,737,714	127,818	7,261	139,161	2,320,127

Investment activity:	NBTARegS	NBTSocRes	OppBal	OppCapAp	OppBdFd	OppGlSec3	OppGlSec	OppHighInc3
Reinvested dividends	$1,751	429	343,427	25,388	584,983	98,713	474,725	–
Mortality and expense risk charges (note 3)	(1,132)	(2,546)	(82,654)	(67,670)	(60,074)	(45,691)	(204,699)	(302)

Net investment income (loss)	619	(2,117)	260,773	(42,282)	524,909	53,022	270,026	(302)

Proceeds from mutual fund shares sold	228,816	205,146	2,219,469	2,456,759	2,049,550	898,899	6,613,068	2,431
Cost of mutual fund shares sold	(229,107)	(169,086)	(2,194,819)	(1,509,042)	(1,975,446)	(714,342)	(4,000,494)	(2,511)

Realized gain (loss) on investments	(291)	36,060	24,650	947,717	74,104	184,557	2,612,574	(80)
Change in unrealized gain (loss) on investments	(9,805)	(5,060)	(925,301)	489,293	(188,237)	(204,740)	(2,586,681)	(3,193)

Net gain (loss) on investments	(10,096)	31,000	(900,651)	1,437,010	(114,133)	(20,183)	25,893	(3,273)

Reinvested capital gains	11,358	1,612	1,074,036	–	–	359,391	1,725,651	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,881	30,495	434,158	1,394,728	410,776	392,230	2,021,570	(3,575)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	OppHighInc	OppMStSCap	OppMSt	OppMidCap	PVTGroInc	PVTIntlEq	PVTVoygr	TRoeBlChip2
Reinvested dividends	$45,481	4,279	21,148	–	1,506	12,504	–	567
Mortality and expense risk charges (note 3)	(3,667)	(7,444)	(10,126)	(9,076)	(696)	(2,769)	(267)	(2,417)

Net investment income (loss)	41,814	(3,165)	11,022	(9,076)	810	9,735	(267)	(1,850)

Proceeds from mutual fund shares sold	1,077,234	359,316	736,396	586,964	8,962	85,717	19,911	715,098
Cost of mutual fund shares sold	(1,084,172)	(351,262)	(558,136)	(470,669)	(9,053)	(65,418)	(16,488)	(652,932)

Realized gain (loss) on investments	(6,938)	8,054	178,260	116,295	(91)	20,299	3,423	62,166
Change in unrealized gain (loss) on investments	(38,746)	(76,840)	(99,839)	(10,721)	(25,028)	(53,099)	917	(20,940)

Net gain (loss) on investments	(45,684)	(68,786)	78,421	105,574	(25,119)	(32,800)	4,340	41,226

Reinvested capital gains	–	45,630	–	–	17,302	54,130	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,870)	(26,321)	89,443	96,498	(7,007)	31,065	4,073	39,376

Investment activity:	TRowEqInc2	TRowLtdTBd2	DrySRGro	VEWrldBd	VEWrldEMkt	VEWrldHAs	VKUCorPlus	VKUEmMkt
Reinvested dividends	$23,154	9,051	45,684	167,502	54,597	15,105	12,373	184,643
Mortality and expense risk charges (note 3)	(8,475)	(1,139)	(56,119)	(18,953)	(71,571)	(79,210)	(2,365)	(11,833)

Net investment income (loss)	14,679	7,912	(10,435)	148,549	(16,974)	(64,105)	10,008	172,810

Proceeds from mutual fund shares sold	541,090	290,955	919,421	681,053	3,411,793	3,542,554	419,036	964,037
Cost of mutual fund shares sold	(484,751)	(288,816)	(1,203,279)	(743,635)	(1,773,105)	(1,839,394)	(416,487)	(1,005,622)

Realized gain (loss) on investments	56,339	2,139	(283,858)	(62,582)	1,638,688	1,703,160	2,549	(41,585)
Change in unrealized gain (loss) on investments	(144,478)	2,506	885,971	154,431	82,871	1,644,501	8,225	(66,085)

Net gain (loss) on investments	(88,139)	4,645	602,113	91,849	1,721,559	3,347,661	10,774	(107,670)

Reinvested capital gains	90,216	–	–	–	2,156,585	1,473,529	–	78,893

Net increase (decrease) in contract owners’ equity resulting from operations	$16,756	12,557	591,678	240,398	3,861,170	4,757,085	20,782	144,033

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	VKUUSRE	WFVDisc	WFVOpp
Reinvested dividends	$253,725	–	205,981
Mortality and expense risk charges (note 3)	(138,412)	(51,938)	(205,408)

Net investment income (loss)	115,313	(51,938)	573

Proceeds from mutual fund shares sold	8,314,603	1,310,106	4,906,176
Cost of mutual fund shares sold	(4,375,496)	(663,611)	(4,812,965)

Realized gain (loss) on investments	3,939,107	646,495	93,211
Change in unrealized gain (loss) on investments	(9,669,937)	1,097,061	(2,882,045)

Net gain (loss) on investments	(5,730,830)	1,743,556	(2,788,834)

Reinvested capital gains	1,981,393	–	4,826,981

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,634,124)	1,691,618	2,038,720

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBValue		AIMCapAp		AIMCapDev
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$10,052,590	8,458,577	(876)	(340)	(853)	(518)	(2,516)	(2,227)
Realized gain (loss) on investments	28,868,776	15,670,805	121,736	34,978	12,610	9,324	24,147	44,552
Change in unrealized gain (loss) on investments	1,175,696	59,883,124	(153,770)	26,733	4,289	(2,526)	(31,006)	(2,722)
Reinvested capital gains	59,266,158	33,553,421	51,237	55,210	–	–	51,509	6,748

Net increase (decrease) in contract owners’ equity resulting from operations	99,363,220	117,565,927	18,327	116,581	16,046	6,280	42,134	46,351

Equity transactions:
Purchase payments received from contract owners (note 6)	55,497,734	57,002,649	57,807	53,182	2,406	1,925	18,311	20,007
Transfers between funds	–	–	(423,267)	423,535	291,250	(18,532)	243,796	113,190
Surrenders (note 6)	(68,359,807)	(69,702,501)	(48,933)	(14,004)	(1,849)	(1,854)	(32,818)	(3,655)
Death benefits (note 4)	(5,434,611)	(5,384,769)	(2,325)	(1,660)	–	–	–	(821)
Net policy repayments (loans) (note 5)	(4,131,238)	(3,089,028)	2,583	(24,667)	(13,302)	31	5	(4,123)
Deductions for surrender charges (note 2d)	(145,897)	(622,220)	–	(22)	–	–	–	(808)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,157,865)	(44,413,062)	(33,736)	(30,050)	(6,562)	(4,257)	(19,916)	(16,711)
Asset charges (note 3):
MSP contracts	(443,125)	(424,218)	(24)	(19)	(62)	(35)	(191)	(72)
LSFP contracts	(477,048)	(461,922)	(133)	(118)	–	–	(272)	(231)
Adjustments to maintain reserves	63,926	956,504	14	(26)	25	18	27	22

Net equity transactions	(67,587,931)	(66,138,567)	(448,014)	406,151	271,906	(22,704)	208,942	106,798

Net change in contract owners’ equity	31,775,289	51,427,360	(429,687)	522,732	287,952	(16,424)	251,076	153,149
Contract owners’ equity beginning of period	980,827,120	929,399,760	1,324,164	801,432	68,206	84,630	396,749	243,600

Contract owners’ equity end of period	$1,012,602,409	980,827,120	894,477	1,324,164	356,158	68,206	647,825	396,749

CHANGES IN UNITS:
Beginning units	39,194,736	40,704,624	77,830	53,106	4,562	5,992	21,102	15,036

Units purchased	9,576,655	10,587,187	3,057	32,232	18,196	2,692	14,928	10,145
Units redeemed	(11,003,143)	(12,097,075)	(28,863)	(7,508)	(1,448)	(4,122)	(4,854)	(4,079)

Ending units	37,768,248	39,194,736	52,024	77,830	21,310	4,562	31,176	21,102

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AlVGrIncA		AlVSmMdCpA		ACVPBal		ACVPCapAp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$11,944	9,548	7,003	(2,225)	75,210	68,582	(113,921)	(96,111)
Realized gain (loss) on investments	60,046	35,576	119,287	30,805	96,911	34,165	807,049	330,891
Change in unrealized gain (loss) on investments	(79,613)	53,118	(219,358)	46,899	(207,365)	7,456	5,759,766	1,928,710
Reinvested capital gains	56,897	52,880	111,212	70,543	258,071	343,547	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	49,274	151,122	18,144	146,022	222,827	453,750	6,452,894	2,163,490

Equity transactions:
Purchase payments received from contract owners (note 6)	92,686	115,628	101,090	90,901	247,508	327,424	820,317	765,972
Transfers between funds	(97,308)	22,114	(164,777)	63,950	(281,095)	(442,403)	1,808,115	(211,697)
Surrenders (note 6)	(113,037)	(103,010)	(54,820)	(31,726)	(238,164)	(394,033)	(1,226,171)	(1,198,454)
Death benefits (note 4)	–	–	–	–	(12,260)	(12,437)	(105,352)	(165,926)
Net policy repayments (loans) (note 5)	(3,921)	(13,854)	(22,625)	(27,219)	(11,028)	(52,335)	(21,094)	(94,347)
Deductions for surrender charges (note 2d)	–	(1,956)	–	(1,877)	(433)	(3,701)	(983)	(3,610)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,072)	(35,794)	(51,287)	(38,224)	(233,628)	(246,231)	(822,833)	(767,284)
Asset charges (note 3):
MSP contracts	(1,045)	(1,147)	(515)	(334)	(4,305)	(4,975)	(7,062)	(5,771)
LSFP contracts	(1,796)	(1,365)	(319)	(129)	(1,120)	(1,147)	(2,664)	(2,500)
Adjustments to maintain reserves	2	34	2	106	42	822	58,330	126,244

Net equity transactions	(159,491)	(19,350)	(193,251)	55,448	(534,483)	(829,016)	500,603	(1,557,373)

Net change in contract owners’ equity	(110,217)	131,772	(175,107)	201,470	(311,656)	(375,266)	6,953,497	606,117
Contract owners’ equity beginning of period	1,062,918	931,146	1,223,447	1,021,977	5,019,451	5,394,717	14,557,959	13,951,842

Contract owners’ equity end of period	$952,701	1,062,918	1,048,340	1,223,447	4,707,795	5,019,451	21,511,456	14,557,959

CHANGES IN UNITS:
Beginning units	63,416	64,958	62,084	59,044	225,298	264,940	607,730	720,786

Units purchased	12,276	13,974	9,288	14,297	32,345	27,737	177,481	104,513
Units redeemed	(21,532)	(15,516)	(18,934)	(11,257)	(56,223)	(67,379)	(145,159)	(217,569)

Ending units	54,160	63,416	52,438	62,084	201,420	225,298	640,052	607,730

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPIncGr		ACVPInflPro2		ACVPInt		ACVPInt3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$45,049	44,231	32,661	25,187	12,521	101,478	1,572	11,159
Realized gain (loss) on investments	510,852	255,013	(9,949)	(8,698)	1,422,909	854,426	59,952	267,118
Change in unrealized gain (loss) on investments	(556,432)	243,170	48,315	(8,024)	148,771	1,225,587	350,687	148,652
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(531)	542,414	71,027	8,465	1,584,201	2,181,491	412,211	426,929

Equity transactions:
Purchase payments received from contract owners (note 6)	133,766	137,970	35,325	35,285	26,424	10,447	442,168	565,664
Transfers between funds	(409,736)	(164,490)	36,554	(107,852)	(738,490)	(861,287)	824,237	(106,353)
Surrenders (note 6)	(218,369)	(308,975)	(52,612)	(180,674)	(1,237,535)	(581,619)	(352,754)	(220,922)
Death benefits (note 4)	(32,341)	(10,551)	(3,138)	(316)	(59,007)	(12,907)	(7,370)	(872)
Net policy repayments (loans) (note 5)	(56,271)	46,341	(11,805)	(24,236)	(133,378)	(124,163)	179,491	83,718
Deductions for surrender charges (note 2d)	(398)	(5,700)	–	(2,081)	(1,611)	(7,053)	(245)	(1,813)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(137,906)	(148,138)	(30,268)	(38,167)	(340,495)	(374,063)	(123,406)	(91,911)
Asset charges (note 3):
MSP contracts	(2,763)	(2,367)	(810)	(873)	(2,803)	(2,785)	(475)	(731)
LSFP contracts	(1,023)	(977)	(673)	(474)	(5,027)	(5,694)	(2,018)	(1,311)
Adjustments to maintain reserves	21	42	(117)	160	70	85	5	64

Net equity transactions	(725,020)	(456,845)	(27,544)	(319,228)	(2,491,852)	(1,959,039)	959,633	225,533

Net change in contract owners’ equity	(725,551)	85,569	43,483	(310,763)	(907,651)	222,452	1,371,844	652,462
Contract owners’ equity beginning of period	3,723,774	3,638,205	863,816	1,174,579	10,207,189	9,984,737	2,206,347	1,553,885

Contract owners’ equity end of period	$2,998,223	3,723,774	907,299	863,816	9,299,538	10,207,189	3,578,191	2,206,347

CHANGES IN UNITS:
Beginning units	261,470	297,572	78,218	107,722	455,896	549,068	152,658	133,622

Units purchased	22,872	54,380	35,571	11,699	73,717	88,332	110,858	56,124
Units redeemed	(74,400)	(90,482)	(38,703)	(41,203)	(157,955)	(181,504)	(52,954)	(37,088)

Ending units	209,942	261,470	75,086	78,218	371,658	455,896	210,562	152,658

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPMdCpV		ACVPUltra		ACVPVal		ACVPVista1
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,360	2,538	(3,189)	(3,185)	151,359	104,468	(3,330)	(260)
Realized gain (loss) on investments	40,686	20,373	8,692	13,937	635,161	688,599	70,230	719
Change in unrealized gain (loss) on investments	(94,273)	10,804	110,894	(32,309)	(2,727,985)	242,399	86,032	1,061
Reinvested capital gains	13,080	18,160	–	–	1,203,357	1,177,539	–	117

Net increase (decrease) in contract owners’ equity resulting from operations	(39,147)	51,875	116,397	(21,557)	(738,108)	2,213,005	152,932	1,637

Equity transactions:
Purchase payments received from contract owners (note 6)	64,969	31,883	17,833	30,683	576,999	608,706	58,493	2,572
Transfers between funds	550,648	496,403	374,123	(188,618)	(983,577)	(140,596)	1,616,035	10,306
Surrenders (note 6)	(45,347)	(1,559)	(24,736)	(14,930)	(877,514)	(902,976)	(794)	–
Death benefits (note 4)	(4,306)	–	–	–	(51,631)	(8,081)	–	–
Net policy repayments (loans) (note 5)	(7,193)	1,333	(15,111)	(14,299)	(151,157)	(66,301)	(30,428)	(29)
Deductions for surrender charges (note 2d)	–	–	–	(61)	(3,386)	(6,367)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(45,230)	(9,282)	(24,268)	(22,383)	(492,229)	(499,627)	(26,363)	(2,566)
Asset charges (note 3):
MSP contracts	(576)	(227)	(335)	(345)	(8,495)	(7,479)	(187)	–
LSFP contracts	(215)	(158)	(415)	(602)	(7,460)	(8,181)	(327)	–
Adjustments to maintain reserves	51	(4)	(10)	16	(22)	1,797	(6)	31

Net equity transactions	512,801	518,389	327,081	(210,539)	(1,998,472)	(1,029,105)	1,616,423	10,314

Net change in contract owners’ equity	473,654	570,264	443,478	(232,096)	(2,736,580)	1,183,900	1,769,355	11,951
Contract owners’ equity beginning of period	673,721	103,457	538,896	770,992	14,674,701	13,490,801	41,012	29,061

Contract owners’ equity end of period	$1,147,375	673,721	982,374	538,896	11,938,121	14,674,701	1,810,367	41,012

CHANGES IN UNITS:
Beginning units	49,904	9,176	50,294	69,460	569,670	616,380	3,316	2,548

Units purchased	51,251	41,564	37,950	7,963	107,240	145,948	105,829	2,998
Units redeemed	(13,693)	(836)	(12,198)	(27,129)	(187,720)	(192,658)	(4,039)	(2,230)

Ending units	87,462	49,904	76,046	50,294	489,190	569,670	105,106	3,316

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	CSTGlobSmCp		CSTIntFoc		CSTSmCapGr		DryIPSmCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(5,020)	(6,024)	41,566	31,381	(63,195)	(78,172)	(3,385)	(4,383)
Realized gain (loss) on investments	108,670	138,726	652,817	513,060	684,930	996,247	168,213	169,056
Change in unrealized gain (loss) on investments	(126,367)	(20,240)	457,108	651,016	(729,126)	(366,875)	(260,015)	45,191
Reinvested capital gains	–	–	–	–	–	–	80,999	43,700

Net increase (decrease) in contract owners’ equity resulting from operations	(22,717)	112,462	1,151,491	1,195,457	(107,391)	551,200	(14,188)	253,564

Equity transactions:
Purchase payments received from contract owners (note 6)	40,676	47,889	317,248	377,303	689,357	775,675	101,584	117,090
Transfers between funds	(77,335)	(48,464)	(723,999)	(150,794)	(629,296)	(1,026,283)	(137,368)	21,029
Surrenders (note 6)	(154,047)	(64,785)	(400,777)	(482,407)	(853,637)	(1,029,079)	(203,532)	(189,949)
Death benefits (note 4)	(15,380)	(28,137)	(33,962)	(57,139)	(25,797)	(25,938)	(6,109)	–
Net policy repayments (loans) (note 5)	40,474	8,868	(46,279)	(56,763)	68,471	(5,522)	(35,405)	(5,330)
Deductions for surrender charges (note 2d)	(105)	(1,512)	(352)	(7,246)	(630)	(18,438)	–	(26)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(32,438)	(44,982)	(324,550)	(328,515)	(530,735)	(613,043)	(76,070)	(79,874)
Asset charges (note 3):
MSP contracts	(471)	(719)	(4,522)	(4,257)	(3,662)	(3,915)	(1,925)	(2,052)
LSFP contracts	(929)	(976)	(6,224)	(6,344)	(7,369)	(9,076)	(1,922)	(1,800)
Adjustments to maintain reserves	47	22	52	172	(92)	262	51	(58)

Net equity transactions	(199,508)	(132,796)	(1,223,365)	(715,990)	(1,293,390)	(1,955,357)	(360,696)	(140,970)

Net change in contract owners’ equity	(222,225)	(20,334)	(71,874)	479,467	(1,400,781)	(1,404,157)	(374,884)	112,594
Contract owners’ equity beginning of period	937,897	958,231	7,634,180	7,154,713	11,363,068	12,767,225	2,147,852	2,035,258

Contract owners’ equity end of period	$715,672	937,897	7,562,306	7,634,180	9,962,287	11,363,068	1,772,968	2,147,852

CHANGES IN UNITS:
Beginning units	61,072	67,546	469,340	517,716	653,228	757,296	139,398	150,290

Units purchased	11,044	13,854	95,551	166,651	132,562	172,749	14,762	36,205
Units redeemed	(21,986)	(20,328)	(161,879)	(215,027)	(195,174)	(276,817)	(37,922)	(47,097)

Ending units	50,130	61,072	403,012	469,340	590,616	653,228	116,238	139,398

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryStkIx		DryVApp		DryVDevLd		DryVGroInc
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$847,047	789,532	58,121	48,818	561	(711)	4,949	3,586
Realized gain (loss) on investments	14,949	(629,731)	393,679	435,347	1,530	4,376	78,485	1,109
Change in unrealized gain (loss) on investments	2,668,625	10,398,460	(74,888)	398,055	(63,224)	(33,937)	(14,780)	285,427
Reinvested capital gains	–	–	–	–	37,460	37,304	107,884	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,530,621	10,558,261	376,912	882,220	(23,673)	7,032	176,538	290,122

Equity transactions:
Purchase payments received from contract owners (note 6)	3,670,007	4,144,765	272,701	312,847	21,945	31,506	123,182	128,783
Transfers between funds	(3,139,761)	(3,413,229)	(670,433)	(325,424)	(102,081)	9,961	(77,069)	5,480
Surrenders (note 6)	(6,154,095)	(6,390,077)	(312,989)	(208,368)	(47,261)	(83,602)	(103,244)	(208,235)
Death benefits (note 4)	(412,680)	(337,394)	(17,316)	(3,569)	–	(122)	–	(88,276)
Net policy repayments (loans) (note 5)	213,150	(609,188)	(1,192)	(60,634)	(9,423)	(5,510)	(19,680)	3,442
Deductions for surrender charges (note 2d)	(18,138)	(52,509)	(1,254)	(6,416)	(432)	(165)	(599)	(3,525)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,229,990)	(3,403,423)	(215,276)	(234,430)	(17,251)	(23,256)	(116,217)	(119,441)
Asset charges (note 3):
MSP contracts	(29,838)	(29,388)	(1,061)	(1,107)	(19)	(118)	(1,663)	(1,590)
LSFP contracts	(62,431)	(65,134)	(6,678)	(6,453)	(48)	(366)	(3,507)	(2,824)
Adjustments to maintain reserves	(572)	4,280	56	221	(42)	3	(46)	95

Net equity transactions	(9,164,348)	(10,151,297)	(953,442)	(533,333)	(154,612)	(71,669)	(198,843)	(286,091)

Net change in contract owners’ equity	(5,633,727)	406,964	(576,530)	348,887	(178,285)	(64,637)	(22,305)	4,031
Contract owners’ equity beginning of period	76,355,443	75,948,479	6,134,082	5,785,195	373,040	437,677	2,314,371	2,310,340

Contract owners’ equity end of period	$70,721,716	76,355,443	5,557,552	6,134,082	194,755	373,040	2,292,066	2,314,371

CHANGES IN UNITS:
Beginning units	2,637,338	2,948,454	401,382	420,248	24,156	29,256	155,594	177,166

Units purchased	462,178	533,365	49,115	117,685	3,339	6,692	42,891	24,311
Units redeemed	(769,940)	(844,481)	(106,413)	(136,551)	(13,221)	(11,792)	(57,679)	(45,883)

Ending units	2,329,576	2,637,338	344,084	401,382	14,274	24,156	140,806	155,594

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedAmLead		FedCapAp		FedMrkOp		FedQualBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,857	1,651	(8)	46	4	–	56,135	37,075
Realized gain (loss) on investments	(3,047)	(74)	1,720	5,377	(57)	–	(23,235)	(24,945)
Change in unrealized gain (loss) on investments	(37,768)	3,883	(1,071)	(973)	27	–	25,413	38,596
Reinvested capital gains	21,161	22,481	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(17,797)	27,941	641	4,450	(26)	–	58,313	50,726

Equity transactions:
Purchase payments received from contract owners (note 6)	5,363	4,941	562	2,133	140	–	50,537	78,133
Transfers between funds	(49,599)	13,529	4,043	(17,732)	3,406	–	(90,971)	205,525
Surrenders (note 6)	–	(17,795)	(882)	(1,014)	–	–	(31,850)	(57,324)
Death benefits (note 4)	–	–	–	–	–	–	(13,509)	(863)
Net policy repayments (loans) (note 5)	–	–	870	(2,459)	–	–	(21,626)	(13,410)
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	(269)	(261)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,408)	(4,261)	(386)	(1,329)	(154)	–	(60,951)	(69,013)
Asset charges (note 3):
MSP contracts	–	–	–	–	–	–	(1,680)	(1,682)
LSFP contracts	(43)	(47)	–	–	–	–	(412)	(379)
Adjustments to maintain reserves	(45)	29	(8)	(2)	21	–	37	3

Net equity transactions	(48,732)	(3,604)	4,199	(20,403)	3,413	–	(170,694)	140,729

Net change in contract owners’ equity	(66,529)	24,337	4,840	(15,953)	3,387	–	(112,381)	191,455
Contract owners’ equity beginning of period	202,845	178,508	9,499	25,452	–	–	1,360,658	1,169,203

Contract owners’ equity end of period	$136,316	202,845	14,339	9,499	3,387	–	1,248,277	1,360,658

CHANGES IN UNITS:
Beginning units	12,188	12,490	638	1,960	–	–	113,684	100,922

Units purchased	434	3,461	325	458	353	–	14,666	47,356
Units redeemed	(3,494)	(3,763)	(83)	(1,780)	(19)	–	(28,798)	(34,594)

Ending units	9,128	12,188	880	638	334	–	99,552	113,684

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPEI		FidVIPGr		FidVIPHI		FidVIPHIR
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$927,168	2,018,674	172,894	(210,949)	1,208,463	1,380,815	130,249	–
Realized gain (loss) on investments	1,361,670	(376,266)	(937,536)	(3,385,408)	(179,956)	(302,665)	(4,444)	–
Change in unrealized gain (loss) on investments	(7,496,224)	2,830,737	20,372,292	8,485,090	(589,939)	869,670	(133,142)	–
Reinvested capital gains	6,185,875	9,044,526	75,097	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	978,489	13,517,671	19,682,747	4,888,733	438,568	1,947,820	(7,337)	–

Equity transactions:
Purchase payments received from contract owners (note 6)	3,345,212	3,692,252	5,096,379	5,488,181	461,252	1,001,448	615,225	–
Transfers between funds	(835,153)	(1,100,538)	(2,056,318)	(5,811,691)	(2,976,142)	780,432	1,026,834	–
Surrenders (note 6)	(4,740,013)	(6,003,272)	(5,366,336)	(5,709,362)	(1,034,168)	(1,783,680)	(184,653)	–
Death benefits (note 4)	(688,300)	(613,030)	(434,382)	(286,030)	(303,082)	(190,989)	(2,404)	–
Net policy repayments (loans) (note 5)	(363,676)	(202,336)	338,138	(585,121)	(172,479)	15,180	242,086	–
Deductions for surrender charges (note 2d)	(8,911)	(37,613)	(13,222)	(41,734)	(657)	(15,389)	(19)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,367,164)	(3,388,475)	(4,194,506)	(4,323,254)	(785,072)	(914,286)	(77,612)	–
Asset charges (note 3):
MSP contracts	(36,311)	(36,652)	(22,609)	(21,734)	(10,762)	(12,781)	(369)	–
LSFP contracts	(28,153)	(29,239)	(28,479)	(28,131)	(8,257)	(9,012)	–	–
Adjustments to maintain reserves	(215)	98,232	(5,751)	294,974	(16)	14,015	482	–

Net equity transactions	(6,722,684)	(7,620,671)	(6,687,086)	(11,023,902)	(4,829,383)	(1,115,062)	1,619,570	–

Net change in contract owners’ equity	(5,744,195)	5,897,000	12,995,661	(6,135,169)	(4,390,815)	832,758	1,612,233	–
Contract owners’ equity beginning of period	79,366,129	73,469,129	78,764,241	84,899,410	19,958,228	19,125,470	–	–

Contract owners’ equity end of period	$73,621,934	79,366,129	91,759,902	78,764,241	15,567,413	19,958,228	1,612,233	–

CHANGES IN UNITS:
Beginning units	1,852,320	2,082,710	2,405,354	2,764,316	819,864	865,500	–	–

Units purchased	217,529	340,139	331,094	423,537	55,028	186,842	178,928	–
Units redeemed	(399,363)	(570,529)	(506,886)	(782,499)	(221,922)	(232,478)	(15,348)	–

Ending units	1,670,486	1,852,320	2,229,562	2,405,354	652,970	819,864	163,580	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPOv		FidVIPOvSR		FidVIPAM		FidVIPCon
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$476,743	51,409	151,223	8,701	1,126,076	434,934	255,793	448,681
Realized gain (loss) on investments	1,598,468	1,488,094	323,040	326,549	(148,700)	(342,324)	2,101,789	1,897,820
Change in unrealized gain (loss) on investments	(557,205)	1,075,141	(23,209)	353,098	1,290,334	1,259,086	(9,286,236)	(669,773)
Reinvested capital gains	1,185,300	106,712	366,243	24,549	573,845	–	18,328,735	5,670,529

Net increase (decrease) in contract owners’ equity resulting from operations	2,703,306	2,721,356	817,297	712,897	2,841,555	1,351,696	11,400,081	7,347,257

Equity transactions:
Purchase payments received from contract owners (note 6)	(4,110)	98,138	863,147	945,685	985,595	1,057,356	3,016,116	3,311,632
Transfers between funds	(880,656)	(560,429)	(124,894)	1,375,984	(594,319)	(1,314,025)	(1,839,315)	(287,965)
Surrenders (note 6)	(1,020,631)	(1,268,080)	(603,929)	(372,853)	(1,330,995)	(1,186,526)	(3,919,910)	(3,678,724)
Death benefits (note 4)	(55,402)	(58,159)	(5,818)	(2,678)	(381,570)	(219,592)	(201,440)	(161,026)
Net policy repayments (loans) (note 5)	(176,753)	(316,052)	258,317	101,435	110,306	129,784	(426,311)	(1,201,916)
Deductions for surrender charges (note 2d)	(34)	(12,157)	(60)	(752)	(672)	(4,100)	(15,133)	(43,786)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(520,895)	(578,144)	(314,836)	(261,397)	(854,572)	(912,028)	(2,679,960)	(2,746,468)
Asset charges (note 3):
MSP contracts	(6,114)	(5,967)	(985)	(431)	(6,246)	(6,405)	(28,893)	(27,697)
LSFP contracts	(9,752)	(9,916)	(3,861)	(2,851)	(3,966)	(4,762)	(37,323)	(37,269)
Adjustments to maintain reserves	(1,184)	21,747	(8)	65	(22)	14,727	303	2,056

Net equity transactions	(2,675,531)	(2,689,019)	67,073	1,782,207	(2,076,461)	(2,445,571)	(6,131,866)	(4,871,163)

Net change in contract owners’ equity	27,775	32,337	884,370	2,495,104	765,094	(1,093,875)	5,268,215	2,476,094
Contract owners’ equity beginning of period	17,276,378	17,244,041	5,158,362	2,663,258	20,287,358	21,381,233	70,901,911	68,425,817

Contract owners’ equity end of period	$17,304,153	17,276,378	6,042,732	5,158,362	21,052,452	20,287,358	76,170,126	70,901,911

CHANGES IN UNITS:
Beginning units	643,078	745,818	353,120	213,864	809,630	915,956	2,222,974	2,281,934

Units purchased	32,409	87,006	104,148	188,205	81,680	74,849	391,794	664,564
Units redeemed	(126,217)	(189,746)	(102,850)	(48,949)	(168,184)	(181,175)	(572,424)	(723,524)

Ending units	549,270	643,078	354,418	353,120	723,126	809,630	2,042,344	2,222,974

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPIGBdS		FidVIPGrOp		FidVIPMCapS		FidVIPVaIS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$128,235	82,031	(26,879)	1,943	14,529	(32,649)	5,255	(2,137)
Realized gain (loss) on investments	1,955	(17,203)	342,984	114,590	397,690	545,254	112,161	(69,573)
Change in unrealized gain (loss) on investments	607	53,613	569,338	67,686	90,453	(603,741)	(237,678)	102,652
Reinvested capital gains	–	6,072	–	–	879,087	1,019,980	196,544	183,028

Net increase (decrease) in contract owners’ equity resulting from operations	130,797	124,513	885,443	184,219	1,381,759	928,844	76,282	213,970

Equity transactions:
Purchase payments received from contract owners (note 6)	178,197	214,010	240,727	262,293	550,803	616,546	61,110	126,297
Transfers between funds	182,392	740,901	(105,380)	(118,787)	(92,253)	1,052,459	(216,363)	396,071
Surrenders (note 6)	(65,858)	(279,429)	(236,382)	(343,652)	(372,320)	(596,579)	(82,877)	(178,270)
Death benefits (note 4)	–	–	–	(9,295)	(3,026)	(36,060)	(1,159)	–
Net policy repayments (loans) (note 5)	(14,024)	2,999	(67,773)	12,016	(104,821)	(85,500)	(22,592)	(11,845)
Deductions for surrender charges (note 2d)	–	(3,097)	(1,059)	(7,002)	(1,561)	(2,905)	–	(3,744)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(232,528)	(150,448)	(183,430)	(180,221)	(384,224)	(362,880)	(54,693)	(51,174)
Asset charges (note 3):
MSP contracts	(1,461)	(1,205)	(1,480)	(1,332)	(3,898)	(3,391)	(770)	(688)
LSFP contracts	(1,338)	(1,284)	(3,953)	(3,481)	(2,782)	(2,580)	(2,246)	(1,036)
Adjustments to maintain reserves	(24)	49	44	(6)	(329)	(44)	7	52

Net equity transactions	45,356	522,496	(358,686)	(389,467)	(414,411)	579,066	(319,583)	275,663

Net change in contract owners’ equity	176,153	647,009	526,757	(205,248)	967,348	1,507,910	(243,301)	489,633
Contract owners’ equity beginning of period	3,380,377	2,733,368	3,961,258	4,166,506	9,476,965	7,969,055	1,664,640	1,175,007

Contract owners’ equity end of period	$3,556,530	3,380,377	4,488,015	3,961,258	10,444,313	9,476,965	1,421,339	1,664,640

CHANGES IN UNITS:
Beginning units	303,418	255,724	334,824	369,344	413,956	390,220	106,224	86,996

Units purchased	46,008	210,778	78,231	55,136	90,946	147,940	11,256	56,916
Units redeemed	(41,812)	(163,084)	(104,219)	(89,656)	(108,544)	(124,204)	(31,522)	(37,688)

Ending units	307,614	303,418	308,836	334,824	396,358	413,956	85,958	106,224

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPEnergyS2		FidVIPFree10S		FidVIPFree20S		FidVIPFree30S
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(20,760)	3,871	22,444	3,311	12,341	3,426	10,838	4,682
Realized gain (loss) on investments	178,169	118,582	9,267	2,880	38,688	2,207	10,950	356
Change in unrealized gain (loss) on investments	1,369,655	(346,483)	(22,637)	3,962	(17,734)	23,797	(1,752)	3,034
Reinvested capital gains	287,074	520,211	20,602	984	21,697	3,207	23,865	3,726

Net increase (decrease) in contract owners’ equity resulting from operations	1,814,138	296,181	29,676	11,137	54,992	32,637	43,901	11,798

Equity transactions:
Purchase payments received from contract owners (note 6)	236,470	309,550	25,341	4,333	23,421	4,049	21,416	9,134
Transfers between funds	1,516,011	1,941,205	753,886	176,255	397,528	69,862	323,165	306,056
Surrenders (note 6)	(149,865)	(234,415)	(2,014)	(2,719)	(30,647)	–	(6,361)	–
Death benefits (note 4)	(55,715)	(1,509)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(64,753)	(30,615)	(3,356)	(14,989)	1,489	(244)	(35,136)	(17)
Deductions for surrender charges (note 2d)	–	(1,539)	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(189,056)	(144,256)	(10,241)	(4,612)	(23,137)	(9,774)	(19,998)	(4,493)
Asset charges (note 3):
MSP contracts	(3,537)	(1,954)	(936)	(385)	(1,434)	(586)	–	–
LSFP contracts	(1,167)	(626)	–	–	–	–	–	–
Adjustments to maintain reserves	140	(8)	4	(9)	(2)	20	40	4

Net equity transactions	1,288,528	1,835,833	762,684	157,874	367,218	63,327	283,126	310,684

Net change in contract owners’ equity	3,102,666	2,132,014	792,360	169,011	422,210	95,964	327,027	322,482
Contract owners’ equity beginning of period	3,978,811	1,846,797	232,838	63,827	360,829	264,865	365,511	43,029

Contract owners’ equity end of period	$7,081,477	3,978,811	1,025,198	232,838	783,039	360,829	692,538	365,511

CHANGES IN UNITS:
Beginning units	254,880	137,232	19,770	5,924	29,288	23,914	28,804	3,818

Units purchased	123,855	139,698	72,628	15,820	42,255	7,475	26,460	25,371
Units redeemed	(65,871)	(22,050)	(11,814)	(1,974)	(13,639)	(2,101)	(5,926)	(385)

Ending units	312,864	254,880	80,584	19,770	57,904	29,288	49,338	28,804

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPDevMrk3		FrVIPForSec		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$38,311	7,050	17,453	10,254	33,983	10,356	22,019	3,397
Realized gain (loss) on investments	148,740	94,811	156,031	130,073	62,901	45,063	15,598	6,953
Change in unrealized gain (loss) on investments	177,835	160,456	(74,954)	90,707	97,283	154,011	52,885	11,113
Reinvested capital gains	168,029	–	47,573	–	95,906	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	532,915	262,317	146,103	231,034	290,073	209,430	90,502	21,463

Equity transactions:
Purchase payments received from contract owners (note 6)	104,622	122,854	(188)	4	142,842	144,772	32,923	6,095
Transfers between funds	939,170	742,462	(370,182)	(191,796)	843,210	643,714	1,255,440	318,410
Surrenders (note 6)	(101,367)	(43,074)	(30,370)	(229,919)	(73,968)	(28,386)	(1,941)	(12,879)
Death benefits (note 4)	–	–	(5,314)	–	(1,414)	–	–	–
Net policy repayments (loans) (note 5)	(19,847)	(15,918)	(10,707)	(37,025)	(27,364)	(15,744)	(4,789)	(3,917)
Deductions for surrender charges (note 2d)	(679)	(362)	(45)	(1,941)	(120)	(22)	–	(379)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(75,532)	(45,872)	(28,623)	(35,042)	(63,688)	(38,367)	(19,616)	(5,582)
Asset charges (note 3):
MSP contracts	(1,810)	(1,169)	(634)	(558)	(2,771)	(2,294)	(352)	(45)
LSFP contracts	(232)	(162)	(499)	(695)	(780)	(613)	(293)	(44)
Adjustments to maintain reserves	61	45	(10)	56	57	(23)	16	29

Net equity transactions	844,386	758,804	(446,572)	(496,916)	816,004	703,037	1,261,388	301,688

Net change in contract owners’ equity	1,377,301	1,021,121	(300,469)	(265,882)	1,106,077	912,467	1,351,890	323,151
Contract owners’ equity beginning of period	1,662,765	641,644	1,123,402	1,389,284	1,608,540	696,073	385,096	61,945

Contract owners’ equity end of period	$3,040,066	1,662,765	822,933	1,123,402	2,714,617	1,608,540	1,736,986	385,096

CHANGES IN UNITS:
Beginning units	102,256	50,268	54,046	81,054	118,236	61,834	34,906	6,292

Units purchased	65,822	61,197	297	5,759	78,871	64,406	121,204	31,310
Units redeemed	(22,126)	(9,209)	(20,049)	(32,767)	(23,507)	(8,004)	(14,012)	(2,696)

Ending units	145,952	102,256	34,294	54,046	173,600	118,236	142,098	34,906

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPIncSec2		FrVIPRisDiv		FrVIPSCapV1		JAspBal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$23,825	(389)	87,922	23,225	11,010	6,532	3,661	3,604
Realized gain (loss) on investments	13,833	1,010	236,056	79,445	121,458	252,240	42,047	3,914
Change in unrealized gain (loss) on investments	(35,376)	15,388	(509,454)	452,466	(487,268)	116,649	(18,385)	16,786
Reinvested capital gains	5,256	–	63,951	18,463	244,614	116,222	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	7,538	16,009	(121,525)	573,599	(110,186)	491,643	27,323	24,304

Equity transactions:
Purchase payments received from contract owners (note 6)	70,039	26,918	272,661	288,749	224,756	220,474	7,970	14,264
Transfers between funds	952,227	288,860	(163,233)	797,123	(173,214)	167,582	(35,563)	27,506
Surrenders (note 6)	(43,889)	–	(172,228)	(273,861)	(145,104)	(304,775)	–	(140)
Death benefits (note 4)	–	–	(46,742)	(1,686)	–	(4,464)	–	–
Net policy repayments (loans) (note 5)	(13,203)	(801)	(40,458)	(39,417)	(25,660)	(4,647)	(1,557)	(6,380)
Deductions for surrender charges (note 2d)	–	–	(574)	(1,234)	(680)	(871)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(34,928)	(2,947)	(143,395)	(138,979)	(110,151)	(109,416)	(8,193)	(9,207)
Asset charges (note 3):
MSP contracts	(1,146)	(190)	(1,073)	(900)	(455)	(660)	(272)	(603)
LSFP contracts	–	–	(2,169)	(1,807)	(826)	(880)	–	–
Adjustments to maintain reserves	(19)	43	(3)	236	(58)	171	50	19

Net equity transactions	929,081	311,883	(297,214)	628,224	(231,392)	(37,486)	(37,565)	25,459

Net change in contract owners’ equity	936,619	327,892	(418,739)	1,201,823	(341,578)	454,157	(10,242)	49,763
Contract owners’ equity beginning of period	327,892	–	4,472,362	3,270,539	3,471,005	3,016,848	272,027	222,264

Contract owners’ equity end of period	$1,264,511	327,892	4,053,623	4,472,362	3,129,427	3,471,005	261,785	272,027

CHANGES IN UNITS:
Beginning units	29,332	–	274,062	234,296	167,288	170,032	19,476	17,536

Units purchased	93,663	29,694	63,863	88,447	23,689	69,419	4,527	8,882
Units redeemed	(13,443)	(362)	(82,603)	(48,681)	(36,163)	(72,163)	(6,863)	(6,942)

Ending units	109,552	29,332	255,322	274,062	154,814	167,288	17,140	19,476

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspForty		JAspGlTechS		JAspRMgCore		JAspIntGroS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(12,099)	(12,074)	(2,073)	(6,855)	(393)	(955)	(3,985)	20,414
Realized gain (loss) on investments	439,151	216,183	115,877	166,660	8,842	(10,542)	548,537	(1,079)
Change in unrealized gain (loss) on investments	540,465	(7,039)	112,471	(79,000)	4,969	19,487	655,312	342,478
Reinvested capital gains	–	–	–	–	1,665	14,511	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	967,517	197,070	226,275	80,805	15,083	22,501	1,199,864	361,813

Equity transactions:
Purchase payments received from contract owners (note 6)	157,602	144,539	83,566	86,368	17,395	16,211	324,636	132,126
Transfers between funds	1,024,588	(125,033)	117,012	(128,569)	(45,858)	(66,989)	2,261,046	2,436,285
Surrenders (note 6)	(154,881)	(250,901)	(75,283)	(90,510)	–	(13,972)	(99,526)	(45,650)
Death benefits (note 4)	(16,240)	(16,125)	(9,228)	(444)	–	–	(18,717)	–
Net policy repayments (loans) (note 5)	(59,764)	(10,918)	23,631	402	(19,138)	1,236	(78,857)	45,949
Deductions for surrender charges (note 2d)	(406)	(1,318)	(517)	(1,203)	–	(141)	–	(848)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(123,844)	(110,682)	(49,328)	(56,014)	(14,732)	(12,706)	(185,825)	(31,532)
Asset charges (note 3):
MSP contracts	(1,083)	(2,054)	(573)	(668)	(93)	(344)	(2,178)	(381)
LSFP contracts	(2,052)	(1,212)	(1,411)	(1,094)	(109)	–	–	–
Adjustments to maintain reserves	52	208	15	56	(20)	20	11	127

Net equity transactions	823,972	(373,496)	87,884	(191,676)	(62,555)	(76,685)	2,200,590	2,536,076

Net change in contract owners’ equity	1,791,489	(176,426)	314,159	(110,871)	(47,472)	(54,184)	3,400,454	2,897,889
Contract owners’ equity beginning of period	2,487,380	2,663,806	1,072,703	1,183,574	197,773	251,957	2,897,889	–

Contract owners’ equity end of period	$4,278,869	2,487,380	1,386,862	1,072,703	150,301	197,773	6,298,343	2,897,889

CHANGES IN UNITS:
Beginning units	285,306	331,492	249,722	296,802	11,346	16,002	250,138	–

Units purchased	180,836	69,327	82,861	70,064	2,233	4,554	254,072	254,903
Units redeemed	(108,068)	(115,513)	(67,141)	(117,144)	(5,407)	(9,210)	(77,558)	(4,765)

Ending units	358,074	285,306	265,442	249,722	8,172	11,346	426,652	250,138

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspIntGroS		LBTShrtDBd		MFSInvGrSt		MFSValue
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(9,182)	58,384	79,945	97,569	(658)	(1,862)	4,523	1,237
Realized gain (loss) on investments	1,313,259	987,377	(40,669)	(50,801)	18,026	12,601	103,368	11,064
Change in unrealized gain (loss) on investments	(135,689)	536,030	120,290	91,438	9,766	10,130	(52,992)	82,597
Reinvested capital gains	–	–	–	–	–	–	19,114	12,250

Net increase (decrease) in contract owners’ equity resulting from operations	1,168,388	1,581,791	159,566	138,206	27,134	20,869	74,013	107,148

Equity transactions:
Purchase payments received from contract owners (note 6)	808,580	233,735	141,453	154,573	17,082	22,125	65,786	84,841
Transfers between funds	(994,215)	1,317,534	135,383	(59,355)	(41,308)	(20,929)	378,505	451,701
Surrenders (note 6)	(1,058,520)	(341,870)	(325,168)	(357,449)	(40,051)	(11,057)	(47,779)	(30,642)
Death benefits (note 4)	(16,090)	(188,919)	(314)	(36,090)	–	(2,317)	(6,837)	–
Net policy repayments (loans) (note 5)	(95,616)	(103,277)	(85,061)	103,738	6,014	(19,306)	(34,173)	(3,840)
Deductions for surrender charges (note 2d)	672	(2,064)	(147)	(1,997)	–	(33)	–	(264)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(155,820)	(159,849)	(137,326)	(152,278)	(13,459)	(16,589)	(33,930)	(16,853)
Asset charges (note 3):
MSP contracts	(988)	(1,589)	(5,401)	(5,450)	–	–	(336)	(135)
LSFP contracts	(6,331)	(3,471)	(1,565)	(1,518)	(85)	(64)	(934)	(396)
Adjustments to maintain reserves	108	241	51	4,038	53	(32)	38	5

Net equity transactions	(1,518,220)	750,471	(278,095)	(351,788)	(71,754)	(48,202)	320,340	484,417

Net change in contract owners’ equity	(349,832)	2,332,262	(118,529)	(213,582)	(44,620)	(27,333)	394,353	591,565
Contract owners’ equity beginning of period	5,228,733	2,896,471	3,775,287	3,988,869	284,511	311,844	941,512	349,947

Contract owners’ equity end of period	$4,878,901	5,228,733	3,656,758	3,775,287	239,891	284,511	1,335,865	941,512

CHANGES IN UNITS:
Beginning units	380,508	312,446	215,938	235,258	20,452	23,984	52,354	23,408

Units purchased	22,947	166,137	35,224	49,327	3,803	3,448	35,803	32,298
Units redeemed	(123,777)	(98,075)	(57,104)	(68,647)	(8,727)	(6,980)	(19,225)	(3,352)

Ending units	279,678	380,508	194,058	215,938	15,528	20,452	68,932	52,354

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITAstAll2		NVITBnd2		NVITGlobGr2		NVITGroInc2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$14,440	5,724	48,303	(622)	26,693	(540)	3,988	–
Realized gain (loss) on investments	9,010	585	8,655	12	30,261	220	37	–
Change in unrealized gain (loss) on investments	(652)	7,473	(41,696)	10,263	90,156	31,132	(10,159)	–
Reinvested capital gains	372	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	23,170	13,782	15,262	9,653	147,110	30,812	(6,134)	–

Equity transactions:
Purchase payments received from contract owners (note 6)	37,287	6,127	33,756	4,728	80,742	11,294	35,251	–
Transfers between funds	621,660	357,636	517,779	345,842	529,333	854,107	332,866	–
Surrenders (note 6)	(31,288)	–	(6,547)	–	(100,578)	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(10,199)	325	449	–	(19,513)	(664)	(1,963)	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,291)	(2,872)	(14,433)	(1,664)	(37,838)	(5,050)	(1,218)	–
Asset charges (note 3):
MSP contracts	(1,518)	(255)	(204)	–	(713)	(65)	–	–
LSFP contracts	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	37	40	4	41	(3)	73	25	–

Net equity transactions	590,688	361,001	530,804	348,947	451,430	859,695	364,961	–

Net change in contract owners’ equity	613,858	374,783	546,066	358,600	598,540	890,507	358,827	–
Contract owners’ equity beginning of period	374,783	–	358,600	–	890,507	–	–	–

Contract owners’ equity end of period	$988,641	374,783	904,666	358,600	1,489,047	890,507	358,827	–

CHANGES IN UNITS:
Beginning units	35,632	–	34,162	–	82,430	–	–	–

Units purchased	64,078	36,101	56,189	34,323	52,897	83,024	36,717	–
Units redeemed	(10,804)	(469)	(6,311)	(161)	(14,191)	(594)	(319)	–

Ending units	88,906	35,632	84,040	34,162	121,136	82,430	36,398	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGrowth2		NVITFHiInc		NVITFHiInc3		NVITEmMrkts
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,112	2,798	15,779	20,206	47,409	18,929	(224)	404
Realized gain (loss) on investments	30,464	(2,426)	249	2	(6,384)	(6,648)	249,154	347,440
Change in unrealized gain (loss) on investments	67,722	24,372	(9,291)	8,965	(35,536)	7,599	491,434	331,985
Reinvested capital gains	352	–	–	–	–	–	301,255	25,537

Net increase (decrease) in contract owners’ equity resulting from operations	99,650	24,744	6,737	29,173	5,489	19,880	1,041,619	705,366

Equity transactions:
Purchase payments received from contract owners (note 6)	87,108	17,581	(28)	(20)	102,999	113,350	198	138,829
Transfers between funds	870,992	644,667	(43,864)	(84,978)	301,379	44,100	434,873	(501,480)
Surrenders (note 6)	(25,662)	(32,491)	(7,418)	(14,910)	(81,540)	(14,896)	(44,565)	(208,079)
Death benefits (note 4)	–	–	–	–	–	–	–	(43,065)
Net policy repayments (loans) (note 5)	(32,080)	(30)	(1,235)	(4,206)	58,637	(2,496)	(71,267)	(26,268)
Deductions for surrender charges (note 2d)	–	(918)	–	–	(10)	–	–	(822)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,057)	(6,959)	(8,755)	(13,402)	(30,077)	(17,251)	(72,679)	(77,463)
Asset charges (note 3):
MSP contracts	(198)	(50)	(548)	(765)	(478)	(280)	–	(218)
LSFP contracts	–	–	(175)	(179)	(126)	(99)	(1,217)	(1,003)
Adjustments to maintain reserves	15	39	(22)	45	(15)	33	94	540

Net equity transactions	856,118	621,839	(62,045)	(118,415)	350,769	122,461	245,437	(719,029)

Net change in contract owners’ equity	955,768	646,583	(55,308)	(89,242)	356,258	142,341	1,287,056	(13,663)
Contract owners’ equity beginning of period	646,583	–	257,084	346,326	306,431	164,090	2,317,172	2,330,835

Contract owners’ equity end of period	$1,602,351	646,583	201,776	257,084	662,689	306,431	3,604,228	2,317,172

CHANGES IN UNITS:
Beginning units	62,626	–	18,872	28,010	26,516	15,630	95,972	130,590

Units purchased	87,199	66,974	1,232	1,698	37,221	17,552	23,982	11,202
Units redeemed	(10,405)	(4,348)	(5,750)	(10,836)	(7,929)	(6,666)	(16,148)	(45,820)

Ending units	139,420	62,626	14,354	18,872	55,808	26,516	103,806	95,972

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITEmMrkts3		NVITGlUtl		NVITIntGro		NVITGlFin
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$11,173	5,474	42,295	34,641	(8,268)	1,040	24,514	9,363
Realized gain (loss) on investments	493,271	211,906	287,351	(14,217)	440,692	169,443	5,349	23,758
Change in unrealized gain (loss) on investments	741,466	421,457	(356,418)	390,133	(153,096)	227,862	(173,066)	5,779
Reinvested capital gains	488,860	30,546	421,869	132,217	203,237	1,912	127,951	102,103

Net increase (decrease) in contract owners’ equity resulting from operations	1,734,770	669,383	395,097	542,774	482,565	400,257	(15,252)	141,003

Equity transactions:
Purchase payments received from contract owners (note 6)	413,503	296,509	91,867	95,595	220,200	219,677	30,637	38,692
Transfers between funds	3,408,357	647,225	(466,133)	530,402	216,474	954,881	(112,089)	112,365
Surrenders (note 6)	(239,734)	(119,029)	(147,504)	(25,253)	(98,278)	(59,366)	(13,454)	(9,544)
Death benefits (note 4)	–	–	(4,445)	(48,745)	(4,622)	(4,036)	–	–
Net policy repayments (loans) (note 5)	(47,217)	(7,648)	48,201	46,899	(52,343)	(10,594)	21,838	(87,224)
Deductions for surrender charges (note 2d)	–	(383)	–	–	–	(128)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(172,952)	(96,841)	(80,736)	(65,591)	(68,672)	(38,764)	(32,683)	(29,186)
Asset charges (note 3):
MSP contracts	(2,942)	(1,288)	(836)	(590)	(404)	(772)	(210)	(77)
LSFP contracts	(3,120)	(1,883)	(1,643)	(906)	(1,112)	(675)	(737)	(110)
Adjustments to maintain reserves	403	90	127	(8)	43	(4)	(62)	138

Net equity transactions	3,356,298	716,752	(561,102)	531,803	211,286	1,060,219	(106,760)	25,054

Net change in contract owners’ equity	5,091,068	1,386,135	(166,005)	1,074,577	693,851	1,460,476	(122,012)	166,057
Contract owners’ equity beginning of period	2,835,133	1,448,998	2,478,457	1,403,880	2,173,239	712,763	904,679	738,622

Contract owners’ equity end of period	$7,926,201	2,835,133	2,312,452	2,478,457	2,867,090	2,173,239	782,667	904,679

CHANGES IN UNITS:
Beginning units	157,004	109,046	125,056	96,608	169,108	73,566	47,062	46,080

Units purchased	173,561	62,414	24,711	51,214	90,476	105,418	12,149	15,512
Units redeemed	(27,849)	(14,456)	(52,883)	(22,766)	(83,228)	(9,876)	(18,071)	(14,530)

Ending units	302,716	157,004	96,884	125,056	176,356	169,108	41,140	47,062

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlHlth		NVITGlHlth3		NVITGlTech		NVITGlTech3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,873)	(4,417)	(2,030)	(3,035)	(3,531)	(3,449)	(2,437)	(2,004)
Realized gain (loss) on investments	6,064	6,406	17,898	(19,028)	40,145	23,742	29,787	21,276
Change in unrealized gain (loss)on investments	40,103	7,171	24,158	32,536	55,567	29,036	28,926	5,799
Reinvested capital gains	8,521	–	8,113	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	51,815	9,160	48,139	10,473	92,181	49,329	56,276	25,071

Equity transactions:
Purchase payments received from contract owners (note 6)	–	(8)	24,204	45,867	(25)	(9)	60,949	55,504
Transfers between funds	(69,676)	(245,618)	112,482	(61,862)	28,137	(76,033)	402,186	(169,289)
Surrenders (note 6)	(2,450)	(33,641)	(24,517)	(3,119)	(19,297)	(38,278)	(32,344)	(5,475)
Death benefits (note 4)	–	–	(2,906)	–	(959)	(46)	–	(73)
Net policy repayments (loans) (note 5)	(3,127)	(29,834)	(1,604)	58	(18,140)	(1,640)	22,956	649
Deductions for surrender charges (note 2d)	–	–	–	–	–	(526)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,404)	(20,759)	(16,311)	(15,575)	(19,424)	(23,666)	(20,836)	(15,626)
Asset charges (note 3):
MSP contracts	(252)	(335)	(8)	(84)	–	–	(11)	–
LSFP contracts	(106)	(292)	(94)	(66)	(159)	(335)	(22)	(142)
Adjustments to maintain reserves	(8)	(16)	(31)	33	(7)	13	33	(23)

Net equity transactions	(88,023)	(330,503)	91,215	(34,748)	(29,874)	(140,520)	432,911	(134,475)

Net change in contract owners’ equity	(36,208)	(321,343)	139,354	(24,275)	62,307	(91,191)	489,187	(109,404)
Contract owners’ equity beginning of period	440,426	761,769	408,953	433,228	494,028	585,219	279,489	388,893

Contract owners’ equity end of period	$404,218	440,426	548,307	408,953	556,335	494,028	768,676	279,489

CHANGES IN UNITS:
Beginning units	33,282	58,678	37,422	40,502	146,526	191,526	20,636	31,690

Units purchased	1,461	6,633	27,119	9,778	16,755	43,336	30,553	6,194
Units redeemed	(7,549)	(32,029)	(20,035)	(12,858)	(24,395)	(88,336)	(3,767)	(17,248)

Ending units	27,194	33,282	44,506	37,422	138,886	146,526	47,422	20,636

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGvtBd		NVITGrowth		NVITIntIdx6		NVITIntValI
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$430,848	394,994	(83,221)	(101,952)	2,648	115	11,888	14,359
Realized gain (loss) on investments	(171,239)	(151,082)	(1,810,057)	(2,360,079)	2,156	(8)	42,345	72,763
Change in unrealized gain (loss) on investments	444,552	(31,557)	4,820,907	3,319,647	5,211	2,298	(84,773)	42,289
Reinvested capital gains	–	89,332	–	–	543	–	55,037	63,340

Net increase (decrease) in contract owners’ equity resulting from operations	704,161	301,687	2,927,629	857,616	10,558	2,405	24,497	192,751

Equity transactions:
Purchase payments received from contract owners (note 6)	602,352	709,052	1,633,268	1,873,914	7,956	258	(203)	(52)
Transfers between funds	382,878	142,389	(689,019)	(762,149)	357,926	14,888	(142,532)	(242,421)
Surrenders (note 6)	(819,647)	(678,489)	(1,325,699)	(1,076,839)	(3,221)	–	(48,664)	(37,392)
Death benefits (note 4)	(67,562)	(163,762)	(87,576)	(113,328)	–	–	–	–
Net policy repayments (loans) (note 5)	(50,671)	(72,413)	(3,743)	(43,902)	(445)	–	(7,091)	(44,009)
Deductions for surrender charges (note 2d)	(2,196)	(9,132)	(4,135)	(19,139)	–	–	–	(420)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(525,426)	(574,799)	(1,248,902)	(1,285,998)	(4,051)	(299)	(24,230)	(35,188)
Asset charges (note 3):
MSP contracts	(11,173)	(11,130)	(4,347)	(4,301)	–	–	(338)	(464)
LSFP contracts	(4,866)	(4,773)	(8,699)	(8,473)	–	–	(65)	(59)
Adjustments to maintain reserves	113	21,487	265	2,309	20	31	69	(30)

Net equity transactions	(496,198)	(641,570)	(1,738,587)	(1,437,906)	358,185	14,878	(223,054)	(360,035)

Net change in contract owners’ equity	207,963	(339,883)	1,189,042	(580,290)	368,743	17,283	(198,557)	(167,284)
Contract owners’ equity beginning of period	11,093,374	11,433,257	16,371,335	16,951,625	17,283	–	875,642	1,042,926

Contract owners’ equity end of period	$11,301,337	11,093,374	17,560,377	16,371,335	386,026	17,283	677,085	875,642

CHANGES IN UNITS:
Beginning units	494,136	531,932	937,894	1,012,300	1,582	–	38,784	56,386

Units purchased	93,776	124,704	215,288	197,568	32,017	1,612	2,196	116
Units redeemed	(115,084)	(162,500)	(309,364)	(271,974)	(1,205)	(30)	(11,730)	(17,718)

Ending units	472,828	494,136	843,818	937,894	32,394	1,582	29,250	38,784

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntVal3		NVITIDAgg2		NVITIDCon2		NVITIDMod2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$36,292	19,878	60,358	35,204	20,596	10,430	153,184	124,854
Realized gain (loss) on investments	80,524	48,968	108,358	93,337	5,426	1,388	364,277	215,562
Change in unrealized gain (loss) on investments	(227,805)	119,180	(142,271)	186,054	(7,091)	7,780	(250,262)	271,956
Reinvested capital gains	158,785	87,625	143,661	33,920	12,858	4,883	112,849	57,432

Net increase (decrease) in contract owners’ equity resulting from operations	47,796	275,651	170,106	348,515	31,789	24,481	380,048	669,804

Equity transactions:
Purchase payments received from contract owners (note 6)	126,294	111,921	280,127	173,028	26,450	22,438	470,597	420,655
Transfers between funds	19,917	815,174	1,617,405	830,577	443,761	(67,715)	(963,507)	1,488,410
Surrenders (note 6)	(77,167)	(12,250)	(58,738)	(235,406)	–	(202,298)	(398,274)	(199,610)
Death benefits (note 4)	–	(2,235)	(6,375)	–	–	–	(15,842)	(160,250)
Net policy repayments (loans) (note 5)	(11,578)	(1,177)	(212,269)	(49,119)	(10,305)	99,499	39,800	16,702
Deductions for surrender charges (note 2d)	–	(44)	–	(768)	–	(2,180)	(81)	(478)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(62,342)	(38,661)	(162,086)	(97,766)	(34,836)	(26,058)	(356,953)	(322,494)
Asset charges (note 3):
MSP contracts	(470)	(424)	(797)	(175)	(251)	(121)	(11,053)	(8,513)
LSFP contracts	(759)	(458)	–	–	(288)	(99)	(851)	(823)
Adjustments to maintain reserves	(42)	22	32	9	33	(5)	(2)	41

Net equity transactions	(6,147)	871,868	1,457,299	620,380	424,564	(176,539)	(1,236,166)	1,233,640

Net change in contract owners’ equity	41,649	1,147,519	1,627,405	968,895	456,353	(152,058)	(856,118)	1,903,444
Contract owners’ equity beginning of period	2,143,777	996,258	2,892,503	1,923,608	444,253	596,311	7,884,800	5,981,356

Contract owners’ equity end of period	$2,185,426	2,143,777	4,519,908	2,892,503	900,606	444,253	7,028,682	7,884,800

CHANGES IN UNITS:
Beginning units	153,920	87,332	188,908	146,078	36,936	52,378	575,574	484,140

Units purchased	28,548	74,875	130,334	71,709	38,999	8,142	71,214	179,203
Units redeemed	(29,302)	(8,287)	(40,046)	(28,879)	(4,819)	(23,584)	(159,706)	(87,769)

Ending units	153,166	153,920	279,196	188,908	71,116	36,936	487,082	575,574

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDModAg2		NVITIDModCon2		NVITMdCpGr		NVITMidCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$123,981	94,529	54,626	48,089	(8,719)	(8,447)	58,068	39,768
Realized gain (loss) on investments	302,933	204,996	140,379	15,365	204,611	78,557	578,665	522,315
Change in unrealized gain (loss) on investments	(198,904)	406,666	(125,658)	87,209	(66,657)	53,734	(339,345)	(36,528)
Reinvested capital gains	149,917	71,094	60,436	34,355	–	–	212,900	103,301

Net increase (decrease) in contract owners’ equity resulting from operations	377,927	777,285	129,783	185,018	129,235	123,844	510,288	628,856

Equity transactions:
Purchase payments received from contract owners (note 6)	405,928	395,805	183,625	291,005	52,919	59,057	259,335	291,169
Transfers between funds	946,432	1,062,660	25,337	(50,241)	(301,001)	208,658	(461,186)	(171,589)
Surrenders (note 6)	(666,186)	(150,919)	(664,396)	(21,949)	(67,940)	(127,333)	(468,682)	(333,966)
Death benefits (note 4)	–	–	–	(25,518)	–	–	(10,448)	(16,715)
Net policy repayments (loans) (note 5)	(172,324)	(119,817)	(10,594)	35,403	(21,931)	(24,046)	(53,720)	(107,579)
Deductions for surrender charges (note 2d)	(819)	(2,371)	–	(181)	–	(4,907)	(237)	(3,703)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(391,605)	(342,248)	(80,916)	(85,286)	(48,872)	(54,942)	(267,526)	(285,811)
Asset charges (note 3):
MSP contracts	(5,261)	(2,580)	(1,705)	(1,221)	(430)	(444)	(4,519)	(5,190)
LSFP contracts	(1,994)	(1,570)	(21)	–	(553)	(823)	(3,922)	(3,939)
Adjustments to maintain reserves	8	1,237	(119)	(21)	(10)	24	(90)	781

Net equity transactions	114,179	840,197	(548,789)	141,991	(387,818)	55,244	(1,010,995)	(636,542)

Net change in contract owners’ equity	492,106	1,617,482	(419,006)	327,009	(258,583)	179,088	(500,707)	(7,686)
Contract owners’ equity beginning of period	6,898,450	5,280,968	2,675,249	2,348,240	1,457,322	1,278,234	7,210,731	7,218,417

Contract owners’ equity end of period	$7,390,556	6,898,450	2,256,243	2,675,249	1,198,739	1,457,322	6,710,024	7,210,731

CHANGES IN UNITS:
Beginning units	470,490	411,372	209,012	198,412	219,832	210,238	447,638	491,188

Units purchased	155,493	151,964	24,621	106,475	38,403	52,529	56,916	107,211
Units redeemed	(149,087)	(92,846)	(66,403)	(95,875)	(91,451)	(42,935)	(116,410)	(150,761)

Ending units	476,896	470,490	167,230	209,012	166,784	219,832	388,144	447,638

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMyMkt		NVITSmCapGr		NVITSmCapVal		NVITSmComp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,300,226	1,072,289	(8,972)	(8,928)	62,069	(18,858)	(140,669)	(155,927)
Realized gain (loss) on investments	–	–	41,433	176,700	89,149	680,552	1,046,045	774,570
Change in unrealized gain (loss) on investments	–	–	88,470	(152,111)	(2,150,010)	386,882	(4,422,642)	2,061,580
Reinvested capital gains	–	–	–	–	1,325,777	911,820	4,100,839	580,447

Net increase (decrease) in contract owners’ equity resulting from operations	1,300,226	1,072,289	120,931	15,661	(673,015)	1,960,396	583,573	3,260,670

Equity transactions:
Purchase payments received from contract owners (note 6)	6,078,889	3,658,857	65,813	75,195	469,422	519,804	1,266,101	1,337,872
Transfers between funds	8,614,030	4,530,350	280,244	258,701	(1,933,070)	(2,640,164)	(882,929)	(1,170,958)
Surrenders (note 6)	(5,798,357)	(8,338,109)	(63,312)	(94,261)	(456,149)	(844,018)	(2,197,463)	(1,524,616)
Death benefits (note 4)	(148,700)	(88,855)	(7,821)	–	(24,170)	(49,644)	(166,560)	(123,522)
Net policy repayments (loans) (note 5)	(468,504)	2,882,025	(26,223)	(33,295)	(157,882)	(101,082)	(72,672)	(473,911)
Deductions for surrender charges (note 2d)	(24,664)	(36,231)	(625)	(4,420)	(1,323)	(7,012)	(3,076)	(14,535)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,868,973)	(1,781,025)	(60,800)	(64,663)	(363,080)	(422,536)	(1,155,722)	(1,229,903)
Asset charges (note 3):
MSP contracts	(24,284)	(25,952)	(432)	(445)	(6,176)	(6,603)	(17,239)	(17,226)
LSFP contracts	(22,048)	(17,609)	(862)	(843)	(12,692)	(12,656)	(16,884)	(16,505)
Adjustments to maintain reserves	(615)	23,903	20	23	(129)	1,302	(184)	1,746

Net equity transactions	6,336,774	807,354	186,002	135,992	(2,485,249)	(3,562,609)	(3,246,628)	(3,231,558)

Net change in contract owners’ equity	7,637,000	1,879,643	306,933	151,653	(3,158,264)	(1,602,213)	(2,663,055)	29,112
Contract owners’ equity beginning of period	28,462,929	26,583,286	1,412,676	1,261,023	12,031,142	13,633,355	30,208,105	30,178,993

Contract owners’ equity end of period	$36,099,929	28,462,929	1,719,609	1,412,676	8,872,878	12,031,142	27,545,050	30,208,105

CHANGES IN UNITS:
Beginning units	1,855,436	1,821,092	179,264	164,700	506,404	680,010	822,602	909,012

Units purchased	1,057,744	648,048	75,738	72,557	94,730	50,594	139,300	236,546
Units redeemed	(762,536)	(613,704)	(55,642)	(57,993)	(198,794)	(224,200)	(228,934)	(322,956)

Ending units	2,150,644	1,855,436	199,360	179,264	402,340	506,404	732,968	822,602

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITNWFund		NVITNWLead		NVITUSGro		NVITVKVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$316,814	303,925	4,256	1,873	(4,206)	(3,065)	12,360	10,466
Realized gain (loss) on investments	(2,940,386)	(3,408,067)	9,871	(23,559)	13,695	6,918	44,497	28,626
Change in unrealized gain (loss) on investments	4,596,818	12,236,368	(52,502)	43,954	140,753	(24,714)	(124,443)	47,073
Reinvested capital gains	3,721,687	–	109,742	39,071	–	13,100	44,501	42,502

Net increase (decrease) in contract owners’ equity resulting from operations	5,694,933	9,132,226	71,367	61,339	150,242	(7,761)	(23,085)	128,667

Equity transactions:
Purchase payments received from contract owners (note 6)	5,551,188	5,894,796	16,622	28,328	20,966	41,473	60,106	54,382
Transfers between funds	(2,488,578)	(2,621,391)	156,223	118,672	18,772	(176,078)	109,276	161,047
Surrenders (note 6)	(4,697,688)	(3,779,834)	(3,133)	(60,657)	(31,876)	(45,827)	(108,271)	(62,690)
Death benefits (note 4)	(399,632)	(447,645)	–	–	–	(1,780)	(52,967)	(1,841)
Net policy repayments (loans) (note 5)	(495,927)	(431,905)	(3,122)	(22,229)	20,125	(8,920)	(10,008)	(23,247)
Deductions for surrender charges (note 2d)	(10,966)	(49,358)	–	(80)	–	(4,205)	–	(551)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,963,358)	(5,064,681)	(23,050)	(14,705)	(24,932)	(28,676)	(48,517)	(43,638)
Asset charges (note 3):
MSP contracts	(26,086)	(25,693)	(576)	(496)	(116)	(182)	(21)	(6)
LSFP contracts	(18,519)	(20,923)	(199)	(5)	(1,264)	(899)	(1,174)	(829)
Adjustments to maintain reserves	(333)	198,038	(2)	(10)	42	63	5	(17)

Net equity transactions	(7,549,899)	(6,348,596)	142,763	48,818	1,717	(225,031)	(51,571)	82,610

Net change in contract owners’ equity	(1,854,966)	2,783,630	214,130	110,157	151,959	(232,792)	(74,656)	211,277
Contract owners’ equity beginning of period	77,760,634	74,977,004	521,407	411,250	773,985	1,006,777	1,025,117	813,840

Contract owners’ equity end of period	$75,905,668	77,760,634	735,537	521,407	925,944	773,985	950,461	1,025,117

CHANGES IN UNITS:
Beginning units	2,038,686	2,249,770	33,192	30,358	50,634	65,614	58,134	53,318

Units purchased	310,137	382,150	15,813	13,796	14,803	12,809	18,982	22,592
Units redeemed	(544,981)	(593,234)	(6,917)	(10,962)	(16,007)	(27,789)	(21,876)	(17,776)

Ending units	1,803,842	2,038,686	42,088	33,192	49,430	50,634	55,240	58,134

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMltSec		NBTBal		NBTAFasc		NBTAGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$52,284	46,560	206	21	(597)	(548)	(119,531)	(113,010)
Realized gain (loss) on investments	(6,427)	(2,420)	19,145	3,433	1,696	8,663	1,433,027	944,961
Change in unrealized gain (loss) on investments	12,993	2,462	515	565	(2,811)	(5,402)	2,424,218	1,330,092
Reinvested capital gains	73	2,816	–	–	757	2,187	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	58,923	49,418	19,866	4,019	(955)	4,900	3,737,714	2,162,043

Equity transactions:
Purchase payments received from contract owners (note 6)	63,723	53,050	4,349	3,565	4,581	4,812	1,065,617	1,023,355
Transfers between funds	207,016	470,478	210,694	(2,596)	12,957	(6,498)	(737,651)	(11,964)
Surrenders (note 6)	(38,063)	(90,680)	(10,182)	(5,397)	(2,522)	(3,450)	(1,100,321)	(1,027,708)
Death benefits (note 4)	(71,510)	–	–	–	–	–	(110,677)	(132,006)
Net policy repayments (loans) (note 5)	(5,525)	9,444	(875)	133	736	(18,866)	(93,855)	(155,030)
Deductions for surrender charges (note 2d)	(245)	(963)	–	–	–	–	(2,499)	(13,235)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(52,941)	(48,683)	(4,377)	(2,476)	(6,398)	(7,671)	(967,453)	(961,623)
Asset charges (note 3):
MSP contracts	(803)	(906)	–	–	–	(27)	(3,093)	(3,240)
LSFP contracts	(514)	(590)	–	–	(23)	(27)	(8,676)	(7,445)
Adjustments to maintain reserves	2	(53)	15	(22)	6	(15)	(1,105)	93,964

Net equity transactions	101,140	391,097	199,624	(6,793)	9,337	(31,742)	(1,959,713)	(1,194,932)

Net change in contract owners’ equity	160,063	440,515	219,490	(2,774)	8,382	(26,842)	1,778,001	967,111
Contract owners’ equity beginning of period	1,468,158	1,027,643	40,835	43,609	91,819	118,661	17,638,101	16,670,990

Contract owners’ equity end of period	$1,628,221	1,468,158	260,325	40,835	100,201	91,819	19,416,102	17,638,101

CHANGES IN UNITS:
Beginning units	102,380	74,450	2,232	2,306	6,150	8,286	700,290	754,106

Units purchased	36,901	45,808	14,956	873	3,155	1,826	75,423	151,002
Units redeemed	(30,369)	(17,878)	(988)	(947)	(2,631)	(3,962)	(163,035)	(204,818)

Ending units	108,912	102,380	16,200	2,232	6,674	6,150	612,678	700,290

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAGuard		NBTAInt		NBTAMCGrS		NBTAPart
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(6,584)	1,512	5,289	(987)	(4,448)	(3,800)	25,638	35,690
Realized gain (loss) on investments	140,736	101,526	17,573	70,204	86,321	71,600	859,375	1,168,643
Change in unrealized gain (loss) on investments	(6,334)	130,653	(42,678)	(8,136)	57,288	(7,589)	(1,353,429)	(1,230,740)
Reinvested capital gains	–	–	27,077	2,236	–	–	2,788,543	2,986,619

Net increase (decrease) in contract owners’ equity resulting from operations	127,818	233,691	7,261	63,317	139,161	60,211	2,320,127	2,960,212

Equity transactions:
Purchase payments received from contract owners (note 6)	67,700	78,174	17,755	27,950	24,807	28,300	1,450,430	1,479,060
Transfers between funds	(149,614)	49,637	179,999	(468,151)	281,723	208,831	(730,913)	(1,708,268)
Surrenders (note 6)	(137,786)	(172,564)	(41,955)	(12,520)	(69,861)	(3,137)	(988,140)	(1,116,320)
Death benefits (note 4)	(915)	(16,775)	–	–	–	(257)	(161,926)	(147,455)
Net policy repayments (loans) (note 5)	(19,180)	(17,230)	(15,412)	7,843	(18,683)	(5,183)	(153,328)	(105,429)
Deductions for surrender charges (note 2d)	(310)	(1,096)	–	–	–	–	(1,200)	(22,631)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(70,162)	(77,522)	(14,131)	(7,484)	(31,697)	(25,823)	(1,129,513)	(1,175,888)
Asset charges (note 3):
MSP contracts	(807)	(1,127)	(248)	(132)	(8)	(2)	(14,282)	(15,017)
LSFP contracts	(1,092)	(1,333)	(419)	(305)	(14)	(102)	(27,676)	(25,482)
Adjustments to maintain reserves	241	36	(7)	105	2	14	76	889

Net equity transactions	(311,925)	(159,800)	125,582	(452,694)	186,269	202,641	(1,756,472)	(2,836,541)

Net change in contract owners’ equity	(184,107)	73,891	132,843	(389,377)	325,430	262,852	563,655	123,671
Contract owners’ equity beginning of period	2,034,168	1,960,277	324,659	714,036	528,750	265,898	27,466,634	27,342,963

Contract owners’ equity end of period	$1,850,061	2,034,168	457,502	324,659	854,180	528,750	28,030,289	27,466,634

CHANGES IN UNITS:
Beginning units	145,720	157,638	22,564	61,076	29,138	16,656	836,852	918,584

Units purchased	23,780	23,931	14,938	14,675	17,593	18,384	141,796	150,485
Units redeemed	(45,822)	(35,849)	(6,546)	(53,187)	(8,119)	(5,902)	(193,096)	(232,217)

Ending units	123,678	145,720	30,956	22,564	38,612	29,138	785,552	836,852

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTARegS		NBTSocRes		OppBal		OppCapAp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$619	80	(2,117)	(1,336)	260,773	205,776	(42,282)	(30,793)
Realized gain (loss) on investments	(291)	3,920	36,060	6,609	24,650	41,678	947,717	894,643
Change in unrealized gain (loss) on investments	(9,805)	(1,287)	(5,060)	34,903	(925,301)	486,525	489,293	(18,989)
Reinvested capital gains	11,358	9,918	1,612	3,663	1,074,036	650,195	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,881	12,631	30,495	43,839	434,158	1,384,174	1,394,728	844,861

Equity transactions:
Purchase payments received from contract owners (note 6)	8,866	13,499	29,427	60,778	580,866	636,886	642,650	691,678
Transfers between funds	118,806	65,765	113,916	152,802	(336,046)	(841,229)	(1,299,921)	(1,498,356)
Surrenders (note 6)	(4,896)	(5,026)	(99,111)	(16,680)	(1,052,336)	(781,266)	(813,615)	(1,100,399)
Death benefits (note 4)	–	–	–	–	(196,189)	(122,860)	(51,775)	(857)
Net policy repayments (loans) (note 5)	(7,891)	1,289	(25,983)	17,583	(14,448)	(27,076)	(228)	(111,248)
Deductions for surrender charges (note 2d)	–	(86)	–	–	(2,530)	(6,059)	(5,507)	(16,789)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,400)	(4,020)	(15,500)	(11,535)	(573,966)	(616,833)	(505,197)	(570,516)
Asset charges (note 3):
MSP contracts	(2)	–	(111)	(81)	(8,257)	(9,176)	(4,398)	(4,501)
LSFP contracts	(526)	(538)	(226)	(170)	(3,765)	(3,632)	(6,000)	(6,059)
Adjustments to maintain reserves	6	42	8	34	72	13,967	(12)	928

Net equity transactions	105,963	70,925	2,420	202,731	(1,606,599)	(1,757,278)	(2,044,003)	(2,616,119)

Net change in contract owners’ equity	107,844	83,556	32,915	246,570	(1,172,441)	(373,104)	(649,275)	(1,771,258)
Contract owners’ equity beginning of period	170,807	87,251	430,277	183,707	13,735,121	14,108,225	11,159,267	12,930,525

Contract owners’ equity end of period	$278,651	170,807	463,192	430,277	12,562,680	13,735,121	10,509,992	11,159,267

CHANGES IN UNITS:
Beginning units	13,288	7,502	25,806	12,464	478,632	523,202	672,526	846,284

Units purchased	10,801	6,499	12,372	16,093	64,101	76,165	91,175	110,061
Units redeemed	(2,981)	(713)	(12,296)	(2,751)	(121,431)	(120,735)	(204,313)	(283,819)

Ending units	21,108	13,288	25,882	25,806	421,302	478,632	559,388	672,526

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppBdFd		OppGlSec3		OppGlSec		OppHighInc3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$524,909	517,980	53,022	9,497	270,026	142,602	(302)	–
Realized gain (loss) on investments	74,104	(61,428)	184,557	91,819	2,612,574	2,094,212	(80)	–
Change in unrealized gain (loss) on investments	(188,237)	59,204	(204,740)	528,285	(2,586,681)	1,394,466	(3,193)	–
Reinvested capital gains	–	–	359,391	213,406	1,725,651	1,920,739	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	410,776	515,756	392,230	843,007	2,021,570	5,552,019	(3,575)	–

Equity transactions:
Purchase payments received from contract owners (note 6)	510,870	625,793	1,369,384	1,677,980	640	44,188	17,626	–
Transfers between funds	(49,592)	86,471	413,420	1,648,556	(1,846,255)	(1,513,966)	90,873	–
Surrenders (note 6)	(911,939)	(459,829)	(752,642)	(440,872)	(2,146,176)	(2,151,334)	(1,596)	–
Death benefits (note 4)	(39,203)	(29,886)	(41,749)	(6,803)	(218,520)	(211,952)	–	–
Net policy repayments (loans) (note 5)	(76,963)	(35,645)	386,022	309,643	(467,073)	(704,823)	1,312	–
Deductions for surrender charges (note 2d)	(1,752)	(8,577)	(426)	(2,417)	(2,237)	(20,300)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(456,084)	(492,130)	(371,984)	(257,243)	(1,051,117)	(1,210,228)	(1,755)	–
Asset charges (note 3):
MSP contracts	(6,943)	(7,449)	(2,706)	(2,048)	(14,632)	(14,159)	–	–
LSFP contracts	(6,684)	(6,411)	(2,911)	(1,984)	(10,982)	(12,028)	–	–
Adjustments to maintain reserves	(91)	9,216	17	10	207	2,798	33	–

Net equity transactions	(1,038,381)	(318,447)	996,425	2,924,822	(5,756,145)	(5,791,804)	106,493	–

Net change in contract owners’ equity	(627,605)	197,309	1,388,655	3,767,829	(3,734,575)	(239,785)	102,918	–
Contract owners’ equity beginning of period	11,451,238	11,253,929	6,742,484	2,974,655	35,853,755	36,093,540	–	–

Contract owners’ equity end of period	$10,823,633	11,451,238	8,131,139	6,742,484	32,119,180	35,853,755	102,918	–

CHANGES IN UNITS:
Beginning units	477,286	494,198	479,820	247,696	902,632	1,029,012	–	–

Units purchased	72,782	156,167	235,329	285,602	112,831	158,662	10,961	–
Units redeemed	(114,992)	(173,079)	(168,529)	(53,478)	(238,077)	(285,042)	(267)	–

Ending units	435,076	477,286	546,620	479,820	777,386	902,632	10,694	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppHighInc		OppMStSCap		OppMSt		OppMidCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$41,814	40,309	(3,165)	(4,855)	11,022	11,780	(9,076)	(12,067)
Realized gain (loss) on investments	(6,938)	(5,076)	8,054	102,276	178,260	72,433	116,295	125,208
Change in unrealized gain (loss) on investments	(38,746)	17,994	(76,840)	(29,831)	(99,839)	185,311	(10,721)	(71,606)
Reinvested capital gains	–	–	45,630	25,550	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(3,870)	53,227	(26,321)	93,140	89,443	269,524	96,498	41,535

Equity transactions:
Purchase payments received from contract owners (note 6)	12,695	35,573	63,584	90,956	99,392	95,216	102,708	128,202
Transfers between funds	(191,521)	113,167	131,907	398,737	(220,379)	392,275	(301,045)	(251,389)
Surrenders (note 6)	(14,172)	(66,566)	(37,735)	(31,182)	(210,786)	(44,398)	(59,970)	(153,575)
Death benefits (note 4)	–	–	–	–	(55,034)	(79,297)	(20,699)	(12,151)
Net policy repayments (loans) (note 5)	(1,099)	(22,757)	(23,689)	(11,558)	(58,836)	(73,454)	(30,598)	918
Deductions for surrender charges (note 2d)	(87)	(439)	–	(787)	(239)	(148)	(88)	(1,752)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(22,982)	(22,996)	(46,893)	(38,278)	(83,795)	(79,006)	(85,091)	(107,289)
Asset charges (note 3):
MSP contracts	(648)	(717)	(221)	(128)	(2,795)	(2,757)	(602)	(483)
LSFP contracts	(457)	(398)	(707)	(225)	(1,177)	(1,103)	(270)	(420)
Adjustments to maintain reserves	49	(64)	(52)	3	34	98	5	317

Net equity transactions	(218,222)	34,803	86,194	407,538	(533,615)	207,426	(395,650)	(397,622)

Net change in contract owners’ equity	(222,092)	88,030	59,873	500,678	(444,172)	476,950	(299,152)	(356,087)
Contract owners’ equity beginning of period	664,225	576,195	1,133,028	632,350	2,405,945	1,928,995	1,578,859	1,934,946

Contract owners’ equity end of period	$442,133	664,225	1,192,901	1,133,028	1,961,773	2,405,945	1,279,707	1,578,859

CHANGES IN UNITS:
Beginning units	49,608	46,888	55,332	35,404	222,728	205,266	245,818	308,834

Units purchased	2,774	12,764	18,569	29,626	27,285	87,812	33,623	57,133
Units redeemed	(19,254)	(10,044)	(14,817)	(9,698)	(75,837)	(70,350)	(91,865)	(120,149)

Ending units	33,128	49,608	59,084	55,332	174,176	222,728	187,576	245,818

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVTGroInc		PVTIntlEq		PVTVoygr		TRoeBlChip2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$810	707	9,735	(684)	(267)	(251)	(1,850)	(770)
Realized gain (loss) on investments	(91)	9,397	20,299	29,844	3,423	3,324	62,166	7,612
Change in unrealized gain (loss) on investments	(25,028)	6,494	(53,099)	37,078	917	1,141	(20,940)	23,688
Reinvested capital gains	17,302	2,275	54,130	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(7,007)	18,873	31,065	66,238	4,073	4,214	39,376	30,530

Equity transactions:
Purchase payments received from contract owners (note 6)	4,826	5,428	20,459	30,702	2,398	2,383	30,729	18,007
Transfers between funds	2,777	30,462	129,508	(23,641)	(9,237)	(27,059)	314,976	136,078
Surrenders (note 6)	(1,062)	(35,269)	(19,739)	(10,603)	(882)	–	(35,013)	(54,370)
Death benefits (note 4)	–	–	(4,534)	–	–	–	–	–
Net policy repayments (loans) (note 5)	(2,759)	(2,775)	(4,912)	(1,039)	881	(482)	(20,696)	121
Deductions for surrender charges (note 2d)	–	(411)	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,397)	(12,309)	(17,929)	(11,802)	(4,277)	(4,925)	(15,562)	(15,811)
Asset charges (note 3):
MSP contracts	–	–	(1)	(10)	(213)	(196)	(429)	(256)
LSFP contracts	(1)	(114)	(157)	(26)	(76)	(100)	–	(111)
Adjustments to maintain reserves	11	(29)	(51)	28	(5)	10	32	13

Net equity transactions	(2,605)	(15,017)	102,644	(16,391)	(11,411)	(30,369)	274,037	83,671

Net change in contract owners’ equity	(9,612)	3,856	133,709	49,847	(7,338)	(26,155)	313,413	114,201
Contract owners’ equity beginning of period	115,838	111,982	370,460	320,613	80,963	107,118	356,290	242,089

Contract owners’ equity end of period	$106,226	115,838	504,169	370,460	73,625	80,963	669,703	356,290

CHANGES IN UNITS:
Beginning units	7,034	7,844	17,808	19,614	5,916	8,234	29,062	21,492

Units purchased	1,122	4,968	10,147	8,618	357	391	30,196	21,990
Units redeemed	(1,258)	(5,778)	(5,559)	(10,424)	(1,173)	(2,709)	(10,488)	(14,420)

Ending units	6,898	7,034	22,396	17,808	5,100	5,916	48,770	29,062

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TRowEqInc2		TRowLtdTBd2		DrySRGro		VEWrldBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$14,679	6,599	7,912	1,528	(10,435)	(49,304)	148,549	230,704
Realized gain (loss) on investments	56,339	1,102	2,139	(54)	(283,858)	(435,841)	(62,582)	(64,415)
Change in unrealized gain (loss) on investments	(144,478)	82,943	2,506	312	885,971	1,181,954	154,431	(4,075)
Reinvested capital gains	90,216	30,539	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	16,756	121,183	12,557	1,786	591,678	696,809	240,398	162,214

Equity transactions:
Purchase payments received from contract owners (note 6)	79,115	94,354	2,271	1,316	749,177	833,043	149,050	150,914
Transfers between funds	270,046	789,443	327,843	26,415	(310,224)	(428,466)	300,154	(71,300)
Surrenders (note 6)	(40,851)	(3,239)	–	(514)	(592,352)	(736,233)	(135,076)	(505,868)
Death benefits (note 4)	–	–	–	–	(43,342)	(64,260)	(24,930)	(1,420)
Net policy repayments (loans) (note 5)	(42,121)	(5,594)	1,772	(97)	(18,488)	145,274	(8,828)	139,390
Deductions for surrender charges (note 2d)	–	(183)	–	–	(1,368)	(7,417)	(332)	(2,160)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(56,704)	(31,449)	(9,448)	(1,420)	(542,630)	(570,614)	(122,647)	(133,845)
Asset charges (note 3):
MSP contracts	(207)	(49)	(102)	–	(2,229)	(2,468)	(1,432)	(1,176)
LSFP contracts	(669)	(333)	(17)	–	(2,817)	(2,992)	(381)	(454)
Adjustments to maintain reserves	11	58	59	(21)	(26)	1,201	38	2,192

Net equity transactions	208,620	843,008	322,378	25,679	(764,299)	(832,932)	155,616	(423,727)

Net change in contract owners’ equity	225,376	964,191	334,935	27,465	(172,621)	(136,123)	396,014	(261,513)
Contract owners’ equity beginning of period	1,289,316	325,125	62,012	34,547	8,657,082	8,793,205	2,844,471	3,105,984

Contract owners’ equity end of period	$1,514,692	1,289,316	396,947	62,012	8,484,461	8,657,082	3,240,485	2,844,471

CHANGES IN UNITS:
Beginning units	103,122	30,698	5,960	3,428	362,908	398,460	144,434	167,104

Units purchased	35,155	77,295	34,604	2,763	84,968	86,163	38,401	24,635
Units redeemed	(20,135)	(4,871)	(4,308)	(231)	(117,362)	(121,715)	(30,405)	(47,305)

Ending units	118,142	103,122	36,256	5,960	330,514	362,908	152,430	144,434

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VEWrldEMkt		VEWrldHAs		VKUCorPlus		VKUEmMkt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(16,974)	1,284	(64,105)	(65,291)	10,008	11,934	172,810	183,241
Realized gain (loss) on investments	1,638,688	1,637,462	1,703,160	2,448,894	2,549	(4,884)	(41,585)	48,041
Change in unrealized gain (loss) on investments	82,871	639,534	1,644,501	(885,664)	8,225	277	(66,085)	(46,208)
Reinvested capital gains	2,156,585	939,523	1,473,529	642,387	–	1,911	78,893	42,664

Net increase (decrease) in contract owners’ equity resulting from operations	3,861,170	3,217,803	4,757,085	2,140,326	20,782	9,238	144,033	227,738

Equity transactions:
Purchase payments received from contract owners (note 6)	406,654	468,520	375,964	932,089	12,085	8,687	79,438	95,715
Transfers between funds	(351,722)	(72,994)	857,604	(496,466)	250,442	51,665	(167,106)	(232,754)
Surrenders (note 6)	(539,830)	(645,512)	(742,511)	(1,134,179)	(32,927)	(84,046)	(66,100)	(142,002)
Death benefits (note 4)	(34,771)	(289,173)	(9,881)	(164,468)	–	–	(10,830)	(9,746)
Net policy repayments (loans) (note 5)	(109,248)	(765)	(175,768)	(189,311)	(11,075)	8,821	(14,311)	(14,640)
Deductions for surrender charges (note 2d)	(741)	(5,179)	(389)	(4,653)	–	(328)	–	(1,416)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(375,189)	(326,146)	(411,823)	(406,102)	(18,481)	(16,071)	(87,068)	(97,504)
Asset charges (note 3):
MSP contracts	(5,985)	(4,313)	(8,046)	(6,868)	(97)	(79)	(881)	(1,080)
LSFP contracts	(9,420)	(7,724)	(3,194)	(3,074)	(74)	(61)	(3,737)	(4,327)
Adjustments to maintain reserves	279	513	1,154	(11,966)	28	36	9	253

Net equity transactions	(1,019,973)	(882,773)	(116,890)	(1,484,998)	199,901	(31,376)	(270,586)	(407,501)

Net change in contract owners’ equity	2,841,197	2,335,030	4,640,195	655,328	220,683	(22,138)	(126,553)	(179,763)
Contract owners’ equity beginning of period	11,285,298	8,950,268	11,110,432	10,455,104	341,760	363,898	2,481,886	2,661,649

Contract owners’ equity end of period	$14,126,495	11,285,298	15,750,627	11,110,432	562,443	341,760	2,355,333	2,481,886

CHANGES IN UNITS:
Beginning units	508,528	562,354	304,462	347,218	30,284	33,292	120,794	143,840

Units purchased	102,968	98,786	58,662	56,622	26,797	10,102	30,254	31,041
Units redeemed	(148,818)	(152,612)	(58,104)	(99,378)	(9,693)	(13,110)	(41,962)	(54,087)

Ending units	462,678	508,528	305,020	304,462	47,388	30,284	109,086	120,794

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKUUSRE		WFVDisc		WFVOpp
Investment activity:	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$115,313	100,766	(51,938)	(50,456)	573	(215,703)
Realized gain (loss) on investments	3,939,107	1,979,110	646,495	369,770	93,211	55
Change in unrealized gain (loss) on investments	(9,669,937)	3,692,843	1,097,061	714,074	(2,882,045)	263,654
Reinvested capital gains	1,981,393	1,496,337	–	–	4,826,981	3,582,720

Net increase (decrease) in contract owners’ equity resulting from operations	(3,634,124)	7,269,056	1,691,618	1,033,388	2,038,720	3,630,726

Equity transactions:
Purchase payments received from contract owners (note 6)	747,226	915,299	326,377	374,181	1,400,462	1,611,457
Transfers between funds	(5,815,128)	987,861	(247,675)	(33,725)	(1,163,843)	(1,406,170)
Surrenders (note 6)	(1,087,998)	(1,291,997)	(573,020)	(628,573)	(2,863,802)	(1,992,977)
Death benefits (note 4)	(45,939)	(99,378)	(3,839)	(8,451)	(232,086)	(113,092)
Net policy repayments (loans) (note 5)	(145,577)	(165,156)	(28,890)	(29,981)	3,830	(27,911)
Deductions for surrender charges (note 2d)	(2,184)	(16,388)	(354)	(1,140)	(2,618)	(13,532)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(793,076)	(830,874)	(316,893)	(322,344)	(1,383,823)	(1,464,476)
Asset charges (note 3):
MSP contracts	(9,033)	(9,590)	(2,827)	(2,219)	(8,032)	(7,783)
LSFP contracts	(10,311)	(10,154)	(633)	(870)	(7,683)	(7,925)
Adjustments to maintain reserves	(241)	317	191	970	11,453	3,144

Net equity transactions	(7,162,261)	(520,060)	(847,563)	(652,152)	(4,246,142)	(3,419,265)

Net change in contract owners’ equity	(10,796,385)	6,748,996	844,055	381,236	(2,207,422)	211,461
Contract owners’ equity beginning of period	26,868,542	20,119,546	8,177,366	7,796,130	33,782,998	33,571,537

Contract owners’ equity end of period	$16,072,157	26,868,542	9,021,421	8,177,366	31,575,576	33,782,998

CHANGES IN UNITS:
Beginning units	473,108	482,116	240,618	263,596	746,196	831,198

Units purchased	37,574	107,910	31,233	68,246	87,677	146,683
Units redeemed	(175,324)	(116,918)	(52,539)	(91,224)	(173,225)	(231,685)

Ending units	335,358	473,108	219,312	240,618	660,648	746,196

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b)	The Contracts
Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Value Fund – Series I (AIMBValue)

AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp)

AIM VIF – Capital Development Fund – Series I (AIMCapDev)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS – Growth and Income Portfolio – Class A (AlVGrIncA)

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class A (AlVSmMdCpA)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Balanced Fund – Class I (ACVPBal)

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)

American Century VP – International Fund – Class I (ACVPInt)

American Century VP – International Fund – Class III (ACVPInt3)

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV)

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Value Fund – Class I (ACVPVal)

American Century VP – VistaSM Fund – Class I (ACVPVista1)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp)

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

Credit Suisse Trust – Small Cap Core I Portfolio (CSTSmCapGr)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – European Equity Portfolio (DryIPEuroEq)*

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd)

Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVGroInc)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – American Leaders Fund II – Primary Shares (FedAmLead)

Federated IS – Capital Appreciation Fund II – Primary Shares (FedCapAp)

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp)

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)

Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)

Fidelity® VIP – High Income Portfolio – Initial Class R (FidVIPHIR)

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)

Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)

Franklin Templeton VIP – Foreign Securities Fund – Class 1 (FrVIPForSec)

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3)

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1 (FrVIPSCapV1)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal)

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore)

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)

Portfolio of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class

(formerly Neuberger Berman AMT – Limited Maturity Bond Portfolio – Class I) (LBTShrtDBd)

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Investors Growth Stock Series – Initial Class (MFSInvGrSt)

MFS VIT – Value Series – Initial Class (MFSValue)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2)

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2)

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2)

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2)

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2)

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl)

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin)

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth)

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3)

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Growth Fund – Class I (NVITGrowth)

Nationwide VIT – International Index Fund – Class VI (NVITIntIdx6)

Nationwide VIT – International Value Fund – Class I (NVITIntValI)

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

(formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

(formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

(formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead)

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Balanced Portfolio – I Class Shares (NBTBal)

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)

Neuberger Berman AMT – Growth Portfolio – Class I (NBTAGro)

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt)

Neuberger Berman AMT – Mid Cap Growth Portfolio – Class S (NBTAMCGrS)

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Balanced Fund – Non-Service Shares (OppBal)

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Core Bond Fund – Non-Service Shares (OppBdFd)

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)

Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares (OppMStSCap)

Oppenheimer VAF – Main Street®– Non-Service Shares (OppMSt)

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq)

Putnam VT – Voyager Fund – IB Shares (PVTVoygr)

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II (StVIFIntStk2)*

Portfolios T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

Turner GVIT Growth Focus Fund – Class I (TurnGrowth)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class (VEWrldBd)

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolio of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT – Morgan Stanley Real Estate Securities Fund (VKLRealEst)*

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo AVT);

Wells Fargo AVT – Discovery FundSM (WFVDisc)

Wells Fargo AVT – Opportunity FundSM (WFVOpp)

At December 31, 2007, contract owners were invested in all of the above funds, except for those indicated with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement
In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Policy Charges

(a)	Deductions from Premiums
For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. For flexible premium contracts, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium.

On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

The Company may at its sole discretion reduce this sales loading.

For the periods ended December 31, 2007 and 2006, total front-end sales charge deductions were $3,025,837 and $3,219,241, respectively.

(b)	Cost of Insurance
A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

(c)	Administrative Charges
An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:

Purchase payments totalling less than $25,000 – $10/month

Purchase payments totalling $25,000 or more – none

Contracts issued on or after April 16, 1990:

Purchase payments totalling less than $25,000 – $90/year ($65/year in New York)

Purchase payments totalling $25,000 or more – $50/year

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month).

For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s specified amount is increased. The charge is equal $2.04 per year per $1,000 of the specified amount increase.

For modified single premium contracts, the monthly charge is equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10 minimum.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000 basic coverage charge. For policy years one through ten the per policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy per year). For policy years eleven and after, the per policy charge is $5. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10 or more than $40 per policy per year).

(d)	Surrender Charges
Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines a specified amount each year. After the ninth year, the charge is 0%. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines a specified amount each year. After the ninth year, the charge is 0%. However, if a policy’s specified amount increases, the amount of the increase will have a nine-year surrender charge period.

For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial specified amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a specified amount each year. After the ninth year for flexible premium contracts and after the tenth year for multiple payment and last survivor contracts, the charge is 0%. However, if a policy’s specified amount increases, the amount of the increase will have the same nine-year surrender charge period.

For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10% of the initial premium payment and declines a specified amount each year to 0% after the end of the ninth year.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)	Asset Charges
For single premium contracts, the Company deducts a mortality and expense risk charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. The charge is assessed through the daily unit value calculation and is reflected in the table below.

For multiple payment contracts, the Company deducts a mortality and expense risk charge equal to an annualized rate of 0.80%. The charge is assessed through the daily unit value calculation and is reflected in the table below.

For modified single premium contracts (MSP), the Company deducts an annualized rate of 0.90% charged against the cash value in the Variable Account. This charge is assessed monthly against each contract by liquidating units.

For flexible premium contracts and last survivor flexible premium contracts (LSFP), the Company deducts an annualized rate of 0.80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by contract type for the period ended December 31, 2007:

	Total	AIMBValue	AIMCapAp	AIMCapDev	AlVGrIncA
Single Premium contracts issued prior to April 16,1990	$766,441	–	–	–	–
Single Premium contracts issued on or after April 16, 1990	5,130	–	–	–	–
Multiple Payment and Flexible Premium contracts	5,223,443	6,372	853	2,516	4,820

Total	$5,995,014	6,372	853	2,516	4,820

	AlVSmMdCpA	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPInflPro2
Single Premium contracts issued prior to April 16,1990	$–	5,465	20,312	2,205	–
Single Premium contracts issued on or after April 16, 1990	–	–	130	–	–
Multiple Payment and Flexible Premium contracts	8,035	25,321	93,479	17,071	4,204

Total	$8,035	30,786	113,921	19,276	4,204

	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPUltra	ACVPVal
Single Premium contracts issued prior to April 16,1990	$9,227	–	–	147	16,392
Single Premium contracts issued on or after April 16, 1990	12	–	–	–	–
Multiple Payment and Flexible Premium contracts	49,491	14,767	7,231	3,042	64,302

Total	$58,730	14,767	7,231	3,189	80,694

	ACVPVista1	CSTGlobSmCp	CSTIntFoc	CSTSmCapGr	DryIPSmCap
Single Premium contracts issued prior to April 16,1990	$–	601	4,828	5,517	3,085
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	3,330	4,419	37,580	57,678	7,842

Total	$3,330	5,020	42,408	63,195	10,927

	DryStkIx	DryVApp	DryVDevLd	DryVGroInc	FedAmLead
Single Premium contracts issued prior to April 16,1990	$43,018	9,871	–	2,241	–
Single Premium contracts issued on or after April 16, 1990	207	–	–	–	–
Multiple Payment and Flexible Premium contracts	388,429	25,824	1,582	10,721	983

Total	$431,654	35,695	1,582	12,962	983

	FedCapAp	FedMrkOp	FedQualBd	FidVIPEI	FidVIPGr
Single Premium contracts issued prior to April 16,1990	$–	–	3,543	74,683	64,200
Single Premium contracts issued on or after April 16, 1990	–	–	–	870	823
Multiple Payment and Flexible Premium contracts	85	14	4,640	400,122	460,901

Total	$85	14	8,183	475,675	525,924

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FidVIPHI	FidVIPHIR	FidVIPOv	FidVIPOvSR	FidVIPAM
Single Premium contracts issued prior to April 16,1990	$19,457	–	23,905	–	27,939
Single Premium contracts issued on or after April 16, 1990	277	–	381	–	208
Multiple Payment and Flexible Premium contracts	82,601	3,886	77,419	29,910	99,460

Total	$102,335	3,886	101,705	29,910	127,607

	FidVIPCon	FidVIPIGBdS	FidVIPGrOp	FidVIPMCapS	FidVIPVaIS
Single Premium contracts issued prior to April 16,1990	$52,504	–	1,050	–	2,340
Single Premium contracts issued on or after April 16, 1990	–	–	74	–	–
Multiple Payment and Flexible Premium contracts	378,116	18,055	25,755	58,040	7,178

Total	$430,620	18,055	26,879	58,040	9,518

	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree20S	FidVIPFree30S	FrVIPDevMrk3
Single Premium contracts issued prior to April 16,1990	$–	–	–	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	26,992	1,763	3,367	2,958	12,523

Total	$26,992	1,763	3,367	2,958	12,523

	FrVIPForSec	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv
Single Premium contracts issued prior to April 16,1990	$–	–	–	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	5,522	10,242	5,069	4,516	24,928

Total	$5,522	10,242	5,069	4,516	24,928

	FrVIPSCapV1	JAspBal	JAspForty	JAspGlTechS	JAspRMgCore
Single Premium contracts issued prior to April 16,1990	$–	–	1,374	922	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	20,959	1,304	16,735	5,718	1,150

Total	$20,959	1,304	18,109	6,640	1,150

	JAspIntGroS2	JAspIntGroS	LBTShrtDBd	MFSInvGrSt	MFSValue
Single Premium contracts issued prior to April 16,1990	$–	12,418	6,716	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	95	–	–
Multiple Payment and Flexible Premium contracts	28,961	17,956	14,142	1,562	6,638

Total	$28,961	30,374	20,953	1,562	6,638

	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2
Single Premium contracts issued prior to April 16,1990	$–	–	–	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	3,347	3,107	6,622	315	6,992

Total	$3,347	3,107	6,622	315	6,992

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts3	NVITGlUtl
Single Premium contracts issued prior to April 16,1990	$–	–	10,890	–	6,392
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	968	3,404	9,773	26,290	9,631

Total	$968	3,404	20,663	26,290	16,023

	NVITIntGro	NVITGlFin	NVITGlHlth	NVITGlHlth3	NVITGlTech
Single Premium contracts issued prior to April 16,1990	$9,160	1,144	2,327	–	1,166
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	9,086	4,557	891	2,447	2,365

Total	$18,246	5,701	3,218	2,447	3,531

	NVITGlTech3	NVITGvtBd	NVITGrowth	NVITIntIdx6	NVITIntValI
Single Premium contracts issued prior to April 16,1990	$–	19,515	3,470	–	–
Single Premium contracts issued on or after April 16, 1990	–	182	–	–	–
Multiple Payment and Flexible Premium contracts	2,437	47,227	109,539	1,251	4,379

Total	$2,437	66,924	113,009	1,251	4,379

	NVITIntVal3	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2
Single Premium contracts issued prior to April 16,1990	$–	50	701	6,199	4,485
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	12,359	24,867	3,180	34,458	41,524

Total	$12,359	24,917	3,881	40,657	46,009

	NVITIDModCon2	NVITMdCpGr	NVITMidCap	NVITMyMkt	NVITSmCapGr
Single Premium contracts issued prior to April 16,1990	$6,338	1,938	6,501	51,327	1,955
Single Premium contracts issued on or after April 16, 1990	–	–	8	489	16
Multiple Payment and Flexible Premium contracts	12,311	6,781	34,224	121,727	7,001

Total	$18,649	8,719	40,733	173,543	8,972

	NVITSmCapVal	NVITSmComp	NVITNWFund	NVITNWLead	NVITUSGro
Single Premium contracts issued prior to April 16,1990	$10,100	7,600	19,131	262	970
Single Premium contracts issued on or after April 16, 1990	201	142	148	–	–
Multiple Payment and Flexible Premium contracts	48,440	159,416	485,952	3,435	3,236

Total	$58,741	167,158	505,231	3,697	4,206

	NVITVKVal	NVITMltSec	NBTBal	NBTAFasc	NBTAGro
Single Premium contracts issued prior to April 16,1990	$–	2,278	–	–	14,434
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	499
Multiple Payment and Flexible Premium contracts	5,382	6,607	540	597	104,598

Total	$5,382	8,885	540	597	119,531

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	NBTAGuard	NBTAInt	NBTAMCGrS	NBTAPart	NBTARegS
Single Premium contracts issued prior to April 16,1990	$826	–	–	14,087	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	10,851	2,278	4,448	138,474	1,132

Total	$11,677	2,278	4,448	152,561	1,132

	NBTSocRes	OppBal	OppCapAp	OppBdFd	OppGlSec3
Single Premium contracts issued prior to April 16,1990	$–	18,469	7,398	7,406	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	2,546	64,185	60,272	52,668	45,691

Total	$2,546	82,654	67,670	60,074	45,691

	OppGlSec	OppHighInc3	OppHighInc	OppMStSCap	OppMSt
Single Premium contracts issued prior to April 16,1990	$25,870	–	–	–	819
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	178,829	302	3,667	7,444	9,307

Total	$204,699	302	3,667	7,444	10,126

	OppMidCap	PVTGroInc	PVTIntlEq	PVTVoygr	TRoeBlChip2
Single Premium contracts issued prior to April 16,1990	$1,016	–	–	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	8,060	696	2,769	267	2,417

Total	$9,076	696	2,769	267	2,417

	TRowEqInc2	TRowLtdTBd2	DrySRGro	VEWrldBd	VEWrldEMkt
Single Premium contracts issued prior to April 16,1990	$–	–	1,652	7,038	12,353
Single Premium contracts issued on or after April 16, 1990	–	–	–	118	–
Multiple Payment and Flexible Premium contracts	8,475	1,139	54,467	11,797	59,218

Total	$8,475	1,139	56,119	18,953	71,571

	VEWrldHAs	VKUCorPlus	VKUEmMkt	VKUUSRE	WFVDisc
Single Premium contracts issued prior to April 16,1990	$22,405	–	1,267	17,289	4,746
Single Premium contracts issued on or after April 16, 1990	–	–	118	–	–
Multiple Payment and Flexible Premium contracts	56,805	2,365	10,448	121,123	47,192

Total	$79,210	2,365	11,833	138,412	51,938

	WFVOpp
Single Premium contracts issued prior to April 16,1990	$21,507
Single Premium contracts issued on or after April 16, 1990	132
Multiple Payment and Flexible Premium contracts	183,769

Total	$205,408

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Death Benefits
Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)
Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2007 and 2006, total transfers into the Account from the fixed account were $25,005,246 and $25,634,866, respectively, and total transfers from the Account to the fixed account were $26,261,704 and $30,150,545, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights
The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2007.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Modified Single Premium contracts and Last Survivor Flexible Premium contracts
AIM VIF – Basic Value Fund – Series I
2007	0.00%	1,070	$17.641592	$18,877	0.50%	1.54%
2006	0.00%	1,192	17.373346	20,709	0.55%	13.20%
2005	0.00%	1,026	15.346928	15,746	0.09%	5.74%
2004	0.00%	738	14.514365	10,712	0.00%	11.07%
2003	0.00%	1,146	13.067831	14,976	0.11%	30.68%	05/01/03
AIM VIF – Capital Appreciation Fund – Series I
2007	0.00%	692	17.125365	11,851	0.00%	12.01%
2005	0.00%	780	14.382523	11,218	0.04%	8.84%
2004	0.00%	76	13.214909	1,004	0.00%	6.63%
2003	0.00%	78	12.393708	967	0.00%	23.94%	05/01/03
AIM VIF – Capital Development Fund – Series I
2007	0.00%	2,980	21.270438	63,386	0.00%	10.84%
2006	0.00%	2,070	19.189430	39,722	0.00%	16.52%
2005	0.00%	2,094	16.468791	34,486	0.00%	9.60%
2004	0.00%	2,534	15.025595	38,075	0.00%	15.50%
2003	0.00%	286	13.009212	3,721	0.00%	30.09%	05/01/03
AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.00%	18,646	17.929588	334,315	1.55%	5.12%
2006	0.00%	19,406	17.056580	331,000	1.47%	17.29%
2005	0.00%	17,122	14.542693	249,000	1.68%	4.87%
2004	0.00%	18,484	13.867818	256,333	0.96%	11.46%
2003	0.00%	10,465	12.441750	130,203	0.00%	24.42%	05/01/03
AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class A
2007	0.00%	4,368	20.478040	89,448	1.06%	1.70%
2006	0.00%	2,614	20.134859	52,633	0.39%	14.42%
2005	0.00%	3,250	17.597332	57,191	0.72%	6.91%
2004	0.00%	6,962	16.459431	114,591	0.13%	19.30%
2003	0.00%	3,645	13.796395	50,288	0.02%	37.96%	05/01/03
American Century VP – Balanced Fund – Class I
2007	0.00%	27,022	21.683809	585,940	2.12%	4.94%
2006	0.00%	29,950	20.663955	618,885	1.93%	9.62%
2005	0.00%	40,316	18.850696	759,985	1.83%	4.93%
2004	0.00%	40,968	17.964228	735,958	1.68%	9.78%
2003	0.00%	39,618	16.364159	648,315	2.53%	19.46%
American Century VP – Capital Appreciation Fund – Class I
2007	0.00%	57,452	23.730825	1,363,383	0.00%	45.80%
2006	0.00%	58,212	16.275964	947,456	0.00%	17.22%
2005	0.00%	73,308	13.885054	1,017,886	0.00%	22.06%
2004	0.00%	71,068	11.375351	808,423	0.00%	7.58%
2003	0.00%	78,088	10.573426	825,658	0.00%	20.47%
American Century VP – Income & Growth Fund – Class I
2007	0.00%	27,666	15.233128	421,440	1.88%	-0.07%
2006	0.00%	28,052	15.243369	427,607	1.88%	17.09%
2005	0.00%	27,378	13.018850	356,430	2.03%	4.63%
2004	0.00%	42,110	12.442664	523,961	1.44%	12.99%
2003	0.00%	57,191	11.011963	629,785	1.30%	29.35%
American Century VP – Inflation Protection Fund – Class II
2007	0.00%	16,186	12.340997	199,751	4.41%	9.49%
2006	0.00%	14,560	11.270913	164,104	3.22%	1.59%
2005	0.00%	10,992	11.094803	121,954	4.38%	1.56%
2004	0.00%	7,602	10.924094	83,045	3.57%	5.81%
2003	0.00%	739	10.324182	7,630	1.88%	3.24%	04/30/03
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – International Fund – Class I
2007	0.00%	38,002	$27.938306	$1,061,712	0.72%	18.06%
2006	0.00%	42,276	23.665218	1,000,471	1.65%	25.03%
2005	0.00%	52,474	18.928348	993,246	1.27%	13.25%
2004	0.00%	63,654	16.713189	1,063,861	0.58%	14.92%
2003	0.00%	93,653	14.542846	1,361,981	0.75%	24.51%
American Century VP – International Fund – Class III
2007	0.00%	25,082	17.230511	432,176	0.60%	18.06%
2006	0.00%	20,366	14.595156	297,245	1.19%	25.03%
2005	0.00%	20,404	11.673757	238,191	0.00%	16.74%	05/02/05
American Century VP – Mid Cap Value Fund – Class I
2007	0.00%	3,036	13.306496	40,399	0.70%	-2.31%
2006	0.00%	5,932	13.620466	80,797	1.31%	20.30%
2005	0.00%	956	11.322176	10,824	1.06%	13.22%	05/02/05
American Century VP – Ultra® Fund – Class I
2007	0.00%	9,952	13.288079	132,243	0.00%	21.02%
2006	0.00%	9,430	10.980437	103,546	0.00%	-3.28%
2005	0.00%	9,754	11.352287	110,730	0.00%	2.17%
2004	0.00%	12,672	11.111676	140,807	0.00%	10.68%
2003	0.00%	8,464	10.039885	84,978	0.00%	24.90%
American Century VP – Value Fund – Class I
2007	0.00%	72,996	26.987072	1,969,948	1.65%	-5.14%
2006	0.00%	72,824	28.448790	2,071,755	1.39%	18.65%
2005	0.00%	73,392	23.976512	1,759,684	0.88%	5.03%
2004	0.00%	80,992	22.827520	1,848,846	1.01%	14.33%
2003	0.00%	94,777	19.965823	1,892,301	1.09%	28.96%
American Century VP – VistaSM Fund – Class I
2007	0.00%	5,970	17.466180	104,273	0.00%	39.77%
Credit Suisse Trust – Global Small Cap Portfolio
2007	0.00%	8,174	16.814740	137,444	0.00%	-3.96%
2006	0.00%	11,692	17.507392	204,696	0.00%	13.20%
2005	0.00%	12,466	15.465259	192,790	0.00%	16.14%
2004	0.00%	11,532	13.315648	153,556	0.00%	17.99%
2003	0.00%	11,132	11.285456	125,630	0.00%	47.66%
Credit Suisse Trust – International Focus Portfolio
2007	0.00%	56,358	17.966043	1,012,530	1.08%	16.60%
2006	0.00%	90,002	15.408829	1,386,825	1.03%	18.65%
2005	0.00%	94,820	12.986442	1,231,374	0.91%	17.44%
2004	0.00%	103,404	11.058069	1,143,449	0.99%	14.74%
2003	0.00%	111,879	9.637324	1,078,214	0.49%	33.09%
Credit Suisse Trust – Small Cap Core I Portfolio
2007	0.00%	94,682	14.178269	1,342,427	0.00%	-0.83%
2006	0.00%	104,538	14.297420	1,494,624	0.00%	4.77%
2005	0.00%	127,936	13.646704	1,745,905	0.00%	-2.68%
2004	0.00%	136,576	14.022473	1,915,133	0.00%	10.87%
2003	0.00%	136,928	12.647723	1,731,827	0.00%	48.55%
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.00%	26,930	15.709599	423,060	0.37%	-0.65%
2006	0.00%	29,498	15.813075	466,454	0.36%	14.41%
2005	0.00%	38,236	13.821296	528,471	0.00%	7.23%
2004	0.00%	40,584	12.889095	523,091	0.50%	21.88%
2003	0.00%	38,496	10.574853	407,090	0.33%	37.78%
Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.00%	420,020	26.340376	11,063,485	1.70%	5.26%
2006	0.00%	481,242	25.025241	12,043,197	1.65%	15.50%
2005	0.00%	514,448	21.667325	11,146,712	1.60%	4.69%
2004	0.00%	578,778	20.696422	11,978,634	1.80%	10.64%
2003	0.00%	632,333	18.706070	11,828,465	1.51%	28.36%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.00%	53,388	$18.514426	$988,448	1.61%	7.13%
2006	0.00%	57,100	17.281782	986,790	1.49%	16.48%
2005	0.00%	63,038	14.837109	935,302	0.02%	4.38%
2004	0.00%	68,432	14.214838	972,750	1.63%	5.05%
2003	0.00%	77,680	13.532029	1,051,168	1.40%	21.17%
Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2007	0.00%	178	14.026060	2,497	0.83%	-11.06%
2006	0.00%	3,288	15.770049	51,852	0.43%	3.77%
2005	0.00%	5,054	15.197076	76,806	0.00%	5.80%
2004	0.00%	3,802	14.363942	54,612	0.22%	11.34%
2003	0.00%	4,756	12.900917	61,357	0.08%	29.01%	05/01/03
Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2007	0.00%	33,820	17.918567	606,006	0.76%	8.45%
2006	0.00%	38,470	16.523102	635,644	0.77%	14.51%
2005	0.00%	35,564	14.429123	513,157	1.34%	3.35%
2004	0.00%	37,814	13.961156	527,927	1.23%	7.47%
2003	0.00%	36,562	12.991038	474,978	0.84%	26.57%
Federated IS – American Leaders Fund II – Primary Shares
2006	0.00%	406	16.967010	6,889	1.47%	16.81%
2005	0.00%	362	14.525597	5,258	1.33%	5.02%
2004	0.00%	306	13.830995	4,232	0.41%	9.78%
Federated IS – Quality Bond Fund II – Primary Shares
2007	0.00%	17,856	12.999880	232,126	4.97%	5.38%
2006	0.00%	19,464	12.335785	240,104	3.43%	4.15%
2005	0.00%	19,802	11.843786	234,531	3.65%	1.30%
2004	0.00%	12,318	11.692084	144,023	4.98%	3.62%
2003	0.00%	11,878	11.283621	134,027	3.93%	4.65%
Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	0.00%	278,062	26.368140	7,331,978	1.77%	1.53%
2006	0.00%	307,480	25.970609	7,985,443	3.30%	20.19%
2005	0.00%	348,510	21.607366	7,530,383	1.64%	5.87%
2004	0.00%	375,788	20.410267	7,669,933	1.56%	11.53%
2003	0.00%	409,083	18.300351	7,486,362	1.80%	30.33%
Fidelity® VIP – Growth Portfolio – Initial Class
2007	0.00%	275,376	24.975885	6,877,759	0.82%	26.96%
2006	0.00%	294,384	19.671592	5,791,002	0.40%	6.85%
2005	0.00%	341,122	18.410455	6,280,211	0.51%	5.80%
2004	0.00%	365,242	17.401445	6,355,739	0.27%	3.38%
2003	0.00%	393,063	16.832769	6,616,339	0.27%	32.85%
Fidelity® VIP – High Income Portfolio – Initial Class
2007	0.00%	140,988	15.287268	2,155,321	7.41%	2.79%
2006	0.00%	171,428	14.872903	2,549,632	7.80%	11.24%
2005	0.00%	185,840	13.370516	2,484,777	16.14%	2.70%
2004	0.00%	222,416	13.018901	2,895,612	8.82%	9.59%
2003	0.00%	277,638	11.879372	3,298,165	5.94%	27.26%
Fidelity® VIP – High Income Portfolio – Initial Class R
2007	0.00%	10,246	9.890596	101,339	11.21%	-1.09%	05/01/07
Fidelity® VIP – Overseas Portfolio – Initial Class
2007	0.00%	74,300	26.138222	1,942,070	3.29%	17.31%
2006	0.00%	89,902	22.280924	2,003,100	0.91%	18.08%
2005	0.00%	101,850	18.869419	1,921,850	0.71%	19.05%
2004	0.00%	112,550	15.850578	1,783,983	1.14%	13.64%
2003	0.00%	104,335	13.948630	1,455,330	0.83%	43.37%
Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.00%	38,404	17.283296	663,748	3.21%	17.23%
2006	0.00%	31,164	14.743687	459,472	0.77%	17.95%
2005	0.00%	21,148	12.499996	264,350	0.00%	25.00%	05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2007	0.00%	54,336	$22.938056	$1,246,362	6.08%	15.50%
2006	0.00%	66,348	19.859153	1,317,615	2.71%	7.32%
2005	0.00%	71,156	18.505123	1,316,751	2.76%	4.04%
2004	0.00%	80,426	17.785832	1,430,443	2.76%	5.47%
2003	0.00%	78,858	16.863587	1,329,829	3.62%	17.97%
Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2007	0.00%	224,578	38.182151	8,574,871	0.93%	17.59%
2006	0.00%	244,798	32.470034	7,948,599	1.27%	11.72%
2005	0.00%	264,040	29.064668	7,674,235	0.29%	16.94%
2004	0.00%	258,620	24.855086	6,428,022	0.34%	15.48%
2003	0.00%	271,532	21.523942	5,844,439	0.46%	28.46%
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.00%	30,732	11.826500	363,452	4.06%	4.21%
2006	0.00%	27,706	11.348586	314,424	3.27%	4.30%
2005	0.00%	24,210	10.880732	263,423	1.67%	2.08%
2004	0.00%	24,840	10.659014	264,770	1.88%	4.32%
2003	0.00%	998	10.217718	10,197	0.00%	2.18%	05/01/03
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2007	0.00%	45,896	15.610808	716,474	0.00%	23.18%
2006	0.00%	47,470	12.672871	601,581	0.69%	5.46%
2005	0.00%	52,346	12.017274	629,056	0.95%	8.89%
2004	0.00%	61,482	11.036087	678,521	0.53%	7.19%
2003	0.00%	60,543	10.295709	623,333	0.74%	29.87%
Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.00%	30,584	27.011367	826,116	0.70%	15.49%
2006	0.00%	29,260	23.389128	684,366	0.25%	12.59%
2005	0.00%	37,294	20.773676	774,733	0.00%	18.20%
2004	0.00%	27,716	17.574515	487,095	0.00%	24.77%
2003	0.00%	9,873	14.085331	139,064	0.00%	40.85%	05/01/03
Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.00%	21,268	16.996302	361,477	0.83%	5.60%
2006	0.00%	14,632	16.095011	235,502	0.41%	16.20%
2005	0.00%	9,800	13.851491	135,745	0.00%	2.55%
2004	0.00%	27,044	13.506506	365,270	0.00%	13.99%
2003	0.00%	26,162	11.849148	309,997	0.00%	57.79%
Fidelity® VIP IV – Energy Portfolio – Service Class 2
2007	0.00%	27,034	22.953063	620,513	0.12%	45.64%
2006	0.00%	28,390	15.759845	447,422	0.73%	16.62%
2005	0.00%	11,834	13.514321	159,928	0.65%	35.14%	05/02/05
Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class
2007	0.00%	4,590	12.888793	59,160	5.88%	8.65%
2006	0.00%	8,244	11.863160	97,800	3.42%	9.78%
2005	0.00%	2,002	10.806063	21,634	0.56%	8.06%	05/02/05
Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class
2007	0.00%	8,938	13.695591	122,411	2.17%	10.17%
2006	0.00%	7,022	12.431698	87,295	1.69%	11.81%
2005	0.00%	5,140	11.118664	57,150	0.86%	11.19%	05/02/05
Franklin Templeton VIP – Developing Markets Securities Fund – Class 3
2007	0.00%	12,404	21.120230	261,975	2.20%	28.70%
2006	0.00%	13,590	16.410826	223,023	1.19%	28.17%
2005	0.00%	14,152	12.804274	181,206	0.53%	28.04%	05/02/05
Franklin Templeton VIP – Foreign Securities Fund – Class 1
2007	0.00%	5,050	24.554735	124,001	2.23%	15.79%
2006	0.00%	6,940	21.206570	147,174	1.41%	21.70%
2005	0.00%	8,296	17.425708	144,564	1.37%	10.48%
2004	0.00%	25,722	15.773327	405,722	1.10%	18.87%
2003	0.00%	4,015	13.269107	53,275	0.79%	32.69%	05/01/03
Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.00%	29,610	15.828965	468,696	2.03%	15.45%
2006	0.00%	28,060	13.711150	384,735	1.38%	21.46%
2005	0.00%	21,384	11.288544	241,394	0.39%	12.89%	05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton VIP – Global Income Securities Fund – Class 3
2007	0.00%	12,206	$12.380292	$151,114	2.64%	11.03%
2006	0.00%	1,668	11.150160	18,598	2.45%	12.84%
2005	0.00%	1,034	9.881172	10,217	7.95%	-1.19%	05/02/05
Franklin Templeton VIP – Income Securities Fund – Class 2
2007	0.00%	11,684	11.637657	135,974	3.26%	3.76%
2006	0.00%	7,444	11.216304	83,494	0.00%	12.16%	05/01/06
Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1
2007	0.00%	26,128	16.266644	425,015	2.53%	-2.41%
2006	0.00%	23,316	16.669002	388,654	1.22%	17.43%
2005	0.00%	20,818	14.195085	295,513	1.09%	3.68%
2004	0.00%	30,080	13.690957	411,824	0.66%	11.25%
2003	0.00%	15,727	12.306508	193,544	0.20%	23.07%	05/01/03
Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1
2007	0.00%	7,310	20.738061	151,595	0.88%	-2.14%
2006	0.00%	9,688	21.190555	205,294	0.82%	17.30%
2005	0.00%	8,690	18.064784	156,983	0.91%	8.99%
2004	0.00%	7,248	16.575156	120,137	0.19%	24.09%
2003	0.00%	2,401	13.357313	32,071	0.12%	33.57%	05/01/03
Gartmore GVIT –Small Cap Growth Fund: Class I–Intial Funding by Depositor
2006	0.00%	23,198	8.204136	190,320	0.00%	3.21%
2005	0.00%	18,340	7.949160	145,788	0.00%	8.09%
2004	0.00%	38,172	7.354229	280,726	0.00%	13.42%
2003	0.00%	29,802	6.484322	193,246	0.00%	34.27%
Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.00%	624	15.660699	9,772	1.92%	10.29%
2006	0.00%	4,932	14.199918	70,034	1.96%	10.41%
2005	0.00%	5,050	12.860543	64,946	2.56%	7.66%
2004	0.00%	668	11.945467	7,980	3.27%	8.29%
Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.00%	51,646	12.409688	640,911	0.19%	36.63%
2006	0.00%	29,426	9.082400	267,259	0.14%	9.12%
2005	0.00%	51,138	8.323593	425,652	0.01%	12.56%
2004	0.00%	46,432	7.395085	343,369	0.02%	17.97%
2003	0.00%	57,199	6.268750	358,566	0.25%	20.23%
Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.00%	53,308	5.412137	288,510	0.37%	21.70%
2006	0.00%	47,252	4.447186	210,138	0.00%	7.83%
2005	0.00%	48,024	4.124323	198,066	0.00%	11.55%
2004	0.00%	46,310	3.697308	171,222	0.00%	0.57%
2003	0.00%	63,964	3.676479	235,162	0.00%	46.47%
Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.00%	848	18.842190	15,978	0.36%	6.13%
2006	0.00%	2,146	17.753498	38,099	0.10%	10.77%
2005	0.00%	1,406	16.027544	22,535	1.43%	10.91%
Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.00%	20,534	14.893765	305,829	0.50%	28.07%
2006	0.00%	26,134	11.629148	303,916	1.97%	16.29%	05/01/06
Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.00%	65,132	17.876194	1,164,312	0.43%	28.02%
2006	0.00%	53,060	13.963792	740,919	1.92%	46.63%
2005	0.00%	38,214	9.523236	363,921	1.14%	31.94%
2004	0.00%	47,840	7.217918	345,305	0.83%	18.69%
2003	0.00%	43,445	6.081514	264,211	0.99%	34.53%
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	0.00%	47,302	16.571972	783,887	2.65%	4.77%
2006	0.00%	50,648	15.817282	801,114	3.06%	4.20%
2005	0.00%	52,164	15.179497	791,823	2.61%	1.44%
2004	0.00%	57,882	14.963540	866,120	3.64%	0.78%
2003	0.00%	68,260	14.847857	1,013,515	4.41%	2.42%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS VIT – Investors Growth Stock Series – Initial Class
2007	0.00%	760	$15.850552	$12,046	0.34%	11.36%
2006	0.00%	804	14.233850	11,444	0.00%	7.58%
2005	0.00%	704	13.231476	9,315	0.38%	4.49%
2004	0.00%	1,058	12.663111	13,398	0.00%	9.18%
MFS VIT – Value Series – Initial Class
2007	0.00%	9,498	19.812092	188,175	0.91%	7.91%
2006	0.00%	6,766	18.360218	124,225	0.80%	20.84%
2005	0.00%	2,450	15.193770	37,225	0.65%	6.66%
2004	0.00%	2,060	14.245099	29,345	0.34%	15.18%
2003	0.00%	255	12.367820	3,154	0.00%	23.68%	05/01/03
Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.00%	18,106	11.205324	202,884	2.56%	6.14%
2006	0.00%	9,828	10.556998	103,754	3.56%	5.57%	05/01/06
Nationwide VIT – American Funds Bond Fund – Class II
2007	0.00%	6,166	10.853118	66,920	8.87%	2.98%
Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.00%	8,996	12.399481	111,546	2.69%	14.36%
2006	0.00%	2,236	10.842096	24,243	0.07%	8.42%	05/01/06
Nationwide VIT – American Funds Growth Fund – Class II
2007	0.00%	4,432	11.597638	51,401	0.68%	11.90%
2006	0.00%	288	10.364424	2,985	1.29%	3.64%	05/01/06
Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.00%	5,886	14.296317	84,148	7.20%	3.13%
2006	0.00%	6,018	13.861826	83,420	7.10%	10.60%
2005	0.00%	8,510	12.532998	106,656	6.81%	2.38%
2004	0.00%	7,390	12.241616	90,466	8.50%	10.10%
2003	0.00%	5,828	11.119017	64,802	9.25%	11.19%	05/01/03
Nationwide VIT – Federated High Income Bond Fund – Class III
2007	0.00%	9,004	12.027193	108,293	8.02%	3.17%
2006	0.00%	4,016	11.657910	46,818	7.03%	10.60%
2005	0.00%	1,936	10.540776	20,407	6.33%	5.41%	05/02/05
Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.00%	4,872	36.889137	179,724	0.71%	45.58%
2006	0.00%	5,092	25.339713	129,030	0.72%	36.72%
2005	0.00%	11,646	18.534273	215,850	0.61%	32.64%
2004	0.00%	16,620	13.973799	232,245	0.93%	20.74%
2003	0.00%	19,194	11.573140	222,135	0.66%	65.26%
Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	0.00%	44,814	26.524857	1,188,685	0.74%	45.55%
2006	0.00%	26,004	18.224168	473,901	0.78%	36.64%
2005	0.00%	17,390	13.336908	231,929	0.19%	33.37%	05/02/05
Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	0.00%	13,688	24.676248	337,768	2.36%	20.43%
2006	0.00%	10,732	20.489395	219,892	2.82%	37.56%
2005	0.00%	12,822	14.894755	190,981	2.16%	6.39%
2004	0.00%	12,104	14.000446	169,461	1.92%	29.97%
2003	0.00%	3,190	10.772327	34,364	0.70%	24.05%
Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.00%	13,744	17.076402	234,698	0.38%	27.15%
2006	0.00%	15,102	13.430598	202,829	0.78%	32.96%
2005	0.00%	3,756	10.100861	37,939	1.03%	30.21%
2004	0.00%	1,590	7.757434	12,334	1.40%	14.19%
2003	0.00%	2,327	6.793220	15,808	0.00%	35.62%
Nationwide VIT – Global Financial Services Fund – Class I
2007	0.00%	6,516	19.621675	127,855	3.13%	-1.05%
2006	0.00%	1,856	19.830405	36,805	1.89%	20.32%
2005	0.00%	952	16.481268	15,690	2.00%	11.15%
2004	0.00%	1,534	14.827817	22,746	1.45%	20.99%
2003	0.00%	1,548	12.255125	18,971	0.88%	41.45%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Global Health Sciences Fund – Class I
2007	0.00%	2,924	$15.497697	$45,315	0.08%	13.16%
2006	0.00%	4,354	13.695316	59,629	0.00%	2.71%
2005	0.00%	7,210	13.334230	96,140	0.00%	8.44%
2004	0.00%	11,908	12.296466	146,426	0.00%	7.86%
2003	0.00%	7,254	11.400451	82,699	0.00%	36.69%
Nationwide VIT – Global Health Sciences Fund – Class III
2007	0.00%	1,306	12.491648	16,314	0.09%	13.23%
2006	0.00%	3,408	11.032385	37,598	0.00%	2.70%
2005	0.00%	230	10.742057	2,471	0.00%	7.42%	05/02/05
Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.00%	10,448	4.241547	44,316	0.00%	20.09%
2006	0.00%	11,308	3.531877	39,938	0.00%	11.17%
2005	0.00%	15,970	3.177040	50,737	0.00%	-0.52%
2004	0.00%	24,430	3.193545	78,018	0.00%	4.31%
2003	0.00%	27,880	3.061527	85,355	0.00%	55.23%
Nationwide VIT – Global Technology and Communications Fund – Class III
2007	0.00%	1,330	16.444438	21,871	0.00%	20.19%
2006	0.00%	172	13.682536	2,353	0.00%	11.08%
2005	0.00%	2,428	12.317458	29,907	0.00%	23.17%	05/02/05
Nationwide VIT – Government Bond Fund – Class I
2007	0.00%	97,024	20.096370	1,949,830	4.45%	7.16%
2006	0.00%	95,134	18.753954	1,784,139	4.11%	3.34%
2005	0.00%	105,202	18.147625	1,909,166	3.64%	3.26%
2004	0.00%	114,686	17.574111	2,015,504	5.48%	3.26%
2003	0.00%	141,781	17.018937	2,412,962	3.14%	2.00%
Nationwide VIT – Growth Fund – Class I
2007	0.00%	104,626	15.454811	1,616,975	0.17%	19.54%
2006	0.00%	118,580	12.928125	1,533,017	0.05%	6.17%
2005	0.00%	135,380	12.177042	1,648,528	0.08%	6.50%
2004	0.00%	145,006	11.433814	1,657,972	0.33%	8.16%
2003	0.00%	161,969	10.571536	1,712,261	0.02%	32.74%
Nationwide VIT – International Value Fund – Class I
2007	0.00%	1,206	23.734976	28,624	2.06%	2.92%
2006	0.00%	2,190	23.062454	50,507	2.08%	22.67%
2005	0.00%	3,908	18.800450	73,472	1.34%	12.09%
2004	0.00%	11,032	16.772215	185,031	2.03%	20.29%
2003	0.00%	3,602	13.838062	49,845	0.00%	38.38%	05/01/03
Nationwide VIT – International Value Fund – Class III
2007	0.00%	10,900	14.468946	157,712	2.12%	2.93%
2006	0.00%	10,116	14.056822	142,199	2.01%	22.75%
2005	0.00%	6,630	11.451970	75,927	0.95%	14.52%	05/02/05
Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.00%	5,888	16.743624	98,586	2.03%	5.96%
2006	0.00%	1,756	15.802084	27,748	2.11%	16.87%
2005	0.00%	530	13.521320	7,166	1.95%	7.93%
2004	0.00%	84	12.527746	1,052	1.75%	14.03%
2003	0.00%	86	10.986753	945	1.41%	31.87%
Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.00%	4,112	13.117367	53,939	3.97%	5.38%
2006	0.00%	3,274	12.447546	40,753	2.89%	6.16%
2005	0.00%	966	11.724859	11,326	2.78%	3.31%
2004	0.00%	5,030	11.349571	57,088	2.46%	4.65%
2003	0.00%	4,630	10.845040	50,213	2.37%	7.91%
Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.00%	89,402	14.896957	1,331,818	2.62%	5.66%
2006	0.00%	90,888	14.099052	1,281,435	2.50%	11.35%
2005	0.00%	72,624	12.661618	919,537	2.36%	5.34%
2004	0.00%	57,958	12.019313	696,615	2.27%	9.54%
2003	0.00%	26,164	10.972970	287,097	2.06%	20.05%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.00%	50,888	$16.055259	$817,020	2.25%	6.15%
2006	0.00%	47,128	15.125018	712,812	2.27%	14.54%
2005	0.00%	25,104	13.204972	331,498	2.14%	7.07%
2004	0.00%	24,722	12.332826	304,892	1.97%	12.09%
2003	0.00%	10,934	11.002361	120,300	1.54%	26.64%
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.00%	13,564	14.088774	191,100	2.92%	5.86%
2006	0.00%	13,888	13.308971	184,835	2.76%	8.42%
2005	0.00%	9,208	12.275099	113,029	2.75%	4.49%
2004	0.00%	27,902	11.748118	327,796	2.48%	7.16%
2003	0.00%	21,041	10.963279	230,678	2.34%	13.70%
Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.00%	16,598	7.604065	126,212	0.00%	9.01%2
2006	0.00%	19,038	6.975264	132,795	0.00%	9.91%
2005	0.00%	24,418	6.346461	154,968	0.00%	9.74%
2004	0.00%	21,204	5.783113	122,625	0.00%	15.34%
2003	0.00%	85,532	5.014057	428,862	0.00%	40.13%
Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.00%	51,172	18.152010	928,875	1.35%	7.56%
2006	0.00%	58,484	16.876236	986,990	1.13%	9.89%
2005	0.00%	65,296	15.357475	1,002,782	1.03%	12.10%
2004	0.00%	74,186	13.700026	1,016,350	0.54%	15.73%
2003	0.00%	87,632	11.837744	1,037,365	0.49%	34.65%
Nationwide VIT – Money Market Fund – Class I
2007	0.00%	553,934	15.235553	8,439,491	4.64%	4.79%2
2006	0.00%	307,156	14.538752	4,465,665	4.49%	4.53%
2005	0.00%	309,850	13.908651	4,309,596	2.64%	2.67%
2004	0.00%	336,040	13.547206	4,552,403	0.78%	0.81%
2003	0.00%	426,388	13.438171	5,729,875	0.63%	0.63%
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.00%	17,950	9.004045	161,623	0.00%	9.75%
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.00%	71,274	23.666727	1,686,822	1.10%	-6.89%
2006	0.00%	98,728	25.419000	2,509,567	0.43%	17.29%
2005	0.00%	107,082	21.671283	2,320,604	0.06%	3.07%
2004	0.00%	125,486	21.025284	2,638,379	0.00%	17.30%
2003	0.00%	144,123	17.924637	2,583,352	0.00%	56.85%
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.00%	118,982	32.550692	3,872,946	0.09%	2.13%
2006	0.00%	127,382	31.871050	4,059,798	0.11%	12.04%
2005	0.00%	133,578	28.446533	3,799,831	0.00%	12.32%
2004	0.00%	143,764	25.327151	3,641,133	0.00%	19.02%
2003	0.00%	163,826	21.279390	3,486,117	0.00%	41.01%
Nationwide VIT – Nationwide Fund – Class I
2007	0.00%	215,182	24.661007	5,306,605	1.05%	8.18%
2006	0.00%	247,594	22.796000	5,644,153	1.08%	13.63%
2005	0.00%	271,134	20.062025	5,439,497	0.91%	7.44%
2004	0.00%	283,884	18.672551	5,300,838	1.28%	9.75%
2003	0.00%	320,276	17.013568	5,449,038	0.56%	27.51%
Nationwide VIT – Nationwide Leaders Fund – Class I
2007	0.00%	5,280	17.979434	94,931	1.15%	11.56%
2006	0.00%	4,904	16.116355	79,035	0.97%	16.05%
2005	0.00%	2,942	13.887943	40,858	1.54%	10.31%
2004	0.00%	2,072	12,589767	26,086	0.52%	18.79%
2003	0.00%	680	10.598061	7,207	0.19%	25.38%
Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	0.00%	10,106	19.237188	194,411	0.00%	22.49%
2006	0.00%	9,376	15.705651	147,256	0.25%	-0.29%
2005	0.00%	5,658	15.751023	89,119	0.00%	11.96%
2004	0.00%	4,040	14.068165	56,835	0.00%	12.41%
2003	0.00%	4,436	12.515174	55,517	0.00%	52.14%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.00%	8,692	$17.592080	$152,910	1.71%	-2.22%
2006	0.00%	7,610	17.990877	136,911	1.74%	15.91%
2005	0.00%	5,522	15.522071	85,713	1.69%	4.25%
2004	0.00%	1,768	14.889740	26,325	1.56%	17.50%
2003	0.00%	75	12.672281	950	1.52%	26.72%	05/01/03
Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.00%	9,784	15.689482	153,506	4.10%	4.62%
2006	0.00%	10,602	14.995990	158,987	4.42%	4.84%
2005	0.00%	14,212	14.303985	203,288	3.89%	2.18%
2004	0.00%	12,326	13.998807	172,549	4.85%	6.53%
2003	0.00%	18,184	13.140266	238,943	5.47%	12.12%
Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.00%	544	15.355015	8,353	0.00%	0.52%
2006	0.00%	34	15.276302	519	0.00%	5.25%
2005	0.00%	854	14.513954	12,395	0.00%	2.90%
2004	0.00%	486	14.105334	6,855	0.00%	11.88%
Neuberger Berman AMT – Growth Portfolio- Class I
2007	0.00%	64,996	22.802283	1,482,057	0.00%	22.70%
2006	0.00%	77,208	18.584451	1,434,868	0.00%	14.07%
2005	0.00%	74,162	16.292408	1,208,278	0.00%	13.50%
2004	0.00%	79,436	14.354807	1,140,288	0.00%	16.60%
2003	0.00%	92,061	12.310867	1,133,351	0.00%	31.40%
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.00%	13,170	15.878484	209,120	0.26%	7.39%
2006	0.00%	20,178	14.786128	298,354	0.67%	13.38%
2005	0.00%	23,910	13.041591	311,824	0.14%	8.39%
2004	0.00%	34,354	12.031993	413,347	0.12%	15.81%
2003	0.00%	33,326	10.389042	346,225	0.84%	31.76%
Neuberger Berman AMT – International Portfolio – Class S
2007	0.00%	5,680	14.972222	85,042	1.68%	3.21%
2006	0.00%	5,640	14.506093	81,814	0.00%	23.45%
2005	0.00%	2,516	11.750261	29,564	0.22%	17.50%	05/02/05
Neuberger Berman AMT – Mid-Cap Growth Portfolio – Class S
2007	0.00%	950	22.685497	21,551	0.00%	22.20%
2005	0.00%	2,328	16.217741	37,755	0.00%	13.42%
2004	0.00%	3,532	14.298387	50,502	0.00%	16.03%
2003	0.00%	2,927	12.322580	36,068	0.00%	23.23%	05/01/03
Neuberger Berman AMT – Partners Portfolio- Class I
2007	0.00%	179,968	29.127775	5,242,067	0.64%	9.34%
2006	0.00%	188,418	26.640503	5,019,550	0.71%	12.24%
2005	0.00%	203,136	23.735143	4,821,462	1.02%	18.04%
2004	0.00%	200,296	20.106864	4,027,324	0.01%	18.98%
2003	0.00%	212,651	16.900050	3,593,813	0.00%	35.09%
Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.00%	6,414	13.332382	85,514	0.66%	3.05%
2006	0.00%	4,738	12.937253	61,297	0.44%	10.94%
2005	0.00%	2,786	11.661977	32,490	0.00%	16.62%	05/02/05
Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.00%	2,698	18.328379	49,450	0.09%	7.61%
2006	0.00%	1,732	17.031699	29,499	0.17%	13.70%
2005	0.00%	2,042	14.979202	30,588	0.00%	6.86%
2004	0.00%	510	14.018027	7,149	0.00%	13.28%
2003	0.00%	42	12.374746	520	0.00%	23.75%	05/01/03
Oppenheimer VAF – Balanced Fund – Non-Service Shares
2007	0.00%	51,554	24.570849	1,266,726	2.57%	3.79%
2006	0.00%	64,490	23.674314	1,526,757	2.13%	11.15%
2005	0.00%	72,064	21.300283	1,534,984	1.76%	3.89%
2004	0.00%	76,060	20.502973	1,559,456	1.01%	10.10%
2003	0.00%	80,959	18.621945	1,507,614	2.82%	24.96%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.00%	58,424	$21.319679	$1,245,581	0.23%	14.15%
2006	0.00%	68,276	18.677035	1,275,193	0.38%	7.95%
2005	0.00%	81,160	17.301818	1,404,216	0.93%	5.10%
2004	0.00%	83,842	16.462506	1,380,249	0.33%	6.94%
2003	0.00%	98,014	15.394717	1,508,898	0.38%	30.94%
Oppenheimer VAF – Core Bond Fund – Non-Service Shares
2007	0.00%	85,066	19.378308	1,648,435	5.26%	4.39%
2006	0.00%	87,354	18.563148	1,621,565	5.20%	5.28%
2005	0.00%	91,754	17.632382	1,617,842	5.34%	2.59%
2004	0.00%	96,616	17.187703	1,660,607	4.80%	5.49%
2003	0.00%	113,252	16.292834	1,845,196	5.67%	6.78%
Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.00%	48,132	15.092302	726,423	1.25%	6.34%
2006	0.00%	44,318	14.192798	628,996	0.80%	17.69%
2005	0.00%	28,160	12.059670	339,600	0.00%	20.60%	05/02/05
Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.00%	69,624	42.082850	2,929,976	1.37%	6.32%
2006	0.00%	80,632	39.581622	3,191,545	1.04%	17.69%
2005	0.00%	90,550	33.631650	3,045,346	1.07%	14.31%
2004	0.00%	105,104	29.422164	3,092,387	1.25%	19.16%
2003	0.00%	103,002	24.690704	2,543,192	0.76%	43.02%
Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.00%	8,188	13.627157	111,579	6.11%	-0.10%
2006	0.00%	9,746	13.641009	132,945	6.97%	9.42%
2005	0.00%	8,710	12.466334	108,582	6.75%	2.31%
2004	0.00%	12,018	12.184423	146,432	4.23%	8.97%
2003	0.00%	6,913	11.181817	77,300	0.00%	11.82%	05/01/03
Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares
2007	0.00%	6,170	20.683895	127,620	0.32%	-1.21%
2006	0.00%	2,530	20.937110	52,971	0.14%	15.00%
2005	0.00%	1,242	18.206560	22,613	0.00%	9.92%
2004	0.00%	1,252	16.563464	20,737	0.00%	19.42%
2003	0.00%	2,855	13.869971	39,599	0.00%	38.70%	05/01/03
Oppenheimer VAF – Main Street®– Non-Service Shares
2007	0.00%	39,470	11.662711	460,327	1.00%	4.42%
2006	0.00%	40,880	11.168617	456,573	1.11%	15.02%
2005	0.00%	44,198	9.709756	429,152	1.25%	5.98%
2004	0.00%	28,322	9.162245	259,493	0.84%	9.46%
2003	0.00%	34,417	8.370485	288,087	0.90%	26.72%
Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.00%	13,234	7.183358	95,065	0.00%	6.33%
2006	0.00%	16,826	6.755577	113,669	0.00%	2.96%
2005	0.00%	17,266	6.561616	113,293	0.00%	12.33%
2004	0.00%	34,910	5.841557	203,929	0.00%	19.78%
2003	0.00%	27,076	4.877042	132,051	0.00%	25.59%
Putnam VT – Growth and Income Fund – IB Shares
2005	0.00%	1,222	14.527575	17,753	1.56%	5.23%
2004	0.00%	1,634	13.805820	22,559	1.66%	11.11%
Putnam VT – International Equity Fund – IB Shares
2007	0.00%	1,362	23.093467	31,453	2.65%	8.37%
2006	0.00%	232	21.310423	4,944	0.44%	27.72%
2005	0.00%	178	16.685441	2,970	1.11%	12.20%
Putnam VT – Voyager Fund – IB Shares
2007	0.00%	2,622	14.640393	38,387	0.00%	5.52%
2006	0.00%	2,660	13.874456	36,906	0.13%	5.44%
2005	0.00%	2,746	13.159164	36,135	0.60%	5.69%
2004	0.00%	2,224	12.450430	27,690	0.19%	5.03%
2003	0.00%	42	11.853879	498	0.00%	18.54%	05/01/03
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Blue Chip Growth Portfolio – II
2007	0.00%	2,696	$13.915435	$37,516	0.12%	12.49%
2006	0.00%	3,280	12.370493	40,575	0.24%	9.33%
2005	0.00%	2,948	11.314946	33,356	0.29%	13.15%	05/02/05
T. Rowe Price Equity Income Portfolio – II
2007	0.00%	8,510	13.002714	110,653	1.53%	3.03%
2006	0.00%	8,360	12.620348	105,506	1.59%	18.65%
2005	0.00%	3,790	10.636871	40,314	1.20%	6.37%	05/02/05
T. Rowe Price Limited Term Bond Portfolio – Class II
2007	0.00%	3,446	11.086232	38,203	3.91%	5.23%
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.00%	29,132	19.305130	562,397	0.53%	7.79%
2006	0.00%	35,276	17.910706	631,818	0.11%	9.20%
2005	0.00%	40,512	16.401660	664,464	0.00%	3.62%
2004	0.00%	46,244	15.829359	732,013	0.38%	6.21%
2003	0.00%	50,706	14.903772	755,711	0.11%	26.00%
Turner GVIT Growth Focus Fund – Class I
2003	0.00%	35,452	3.336873	118,299	0.00%	50.96%
Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class
2007	0.00%	12,120	19.230801	233,077	5.77%	9.71%
2006	0.00%	10,512	17.528628	184,261	8.51%	6.48%
2005	0.00%	12,460	16.461869	205,115	7.55%	-3.03%
2004	0.00%	14,838	16.976579	251,898	8.78%	9.15%
2003	0.00%	23,556	15.553340	366,374	1.75%	18.16%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.00%	66,814	32.046703	2,141,168	0.43%	37.61%
2006	0.00%	71,040	23.287309	1,654,330	0.60%	39.49%
2005	0.00%	83,034	16.694466	1,386,208	0.73%	32.00%
2004	0.00%	83,090	12.647730	1,050,900	0.59%	25.89%
2003	0.00%	79,411	10.046593	797,810	0.11%	54.19%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.00%	38,468	39.522005	1,520,332	0.11%	45.36%
2006	0.00%	42,234	27.189640	1,148,327	0.07%	24.49%
2005	0.00%	54,640	21.840496	1,193,365	0.30%	51.67%
2004	0.00%	41,778	14.400064	601,606	0.37%	24.23%
2003	0.00%	43,115	11.615034	500,782	0.48%	45.08%
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2007	0.00%	1,932	12.175696	23,523	3.05%	5.45%
2006	0.00%	1,480	11.546094	17,088	3.94%	3.73%
2005	0.00%	1,144	11.130805	12,734	3.62%	4.21%
2004	0.00%	622	10.680729	6,643	4.78%	4.37%
2003	0.00%	49	10.233765	501	0.00%	2.34%	05/01/03
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.00%	11,312	22.844597	258,418	7.41%	6.53%
2006	0.00%	34,466	21.443912	739,086	7.72%	10.81%
2005	0.00%	37,616	19.352478	727,963	7.52%	12.25%
2004	0.00%	37,346	17.240440	643,861	6.41%	10.06%
2003	0.00%	41,844	15.664315	655,458	0.00%	27.86%
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.00%	38,256	49.750947	1,903,272	1.10%	-17.07%
2006	0.00%	45,458	59.991892	2,727,111	1.08%	38.04%
2005	0.00%	49,280	43.458397	2,141,630	1.22%	17.05%
2004	0.00%	57,878	37.127644	2,148,874	1.55%	36.39%
2003	0.00%	54,506	27.220749	1,483,694	0.00%	37.51%
Wells Fargo AVT – Discovery FundSM
2007	0.00%	14,270	29.066542	414,780	0.00%	22.32%
2006	0.00%	14,944	23.762009	355,099	0.00%	14.64%
2005	0.00%	16,270	20.726714	337,224	0.00%	8.27%
2004	0.00%	17,898	19.143146	342,624	0.00%	15.72%
2003	0.00%	18,929	16.542813	313,139	0.00%	39.43%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo AVT – Opportunity FundSM
2007	0.00%	55,488	$32.499052	$1,803,307	0.61%	6.63%
2006	0.00%	63,616	30.477301	1,938,844	0.00%	12.22%
2005	0.00%	70,754	27.158853	1,921,597	0.00%	7.88%
2004	0.00%	85,426	25.174087	2,150,522	0.00%	18.22%
2003	0.00%	93,627	21.294252	1,993,717	0.07%	37.01%
Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter)
AIM VIF – Basic Value Fund – Series I
2007	0.50%	40,204	17.234687	692,903	0.50%	1.03%
2006	0.50%	55,976	17.058177	954,849	0.55%	12.64%
2005	0.50%	27,146	15.143837	411,095	0.09%	5.21%
2004	0.50%	2,482	14.393873	35,726	0.00%	10.52%
AIM VIF – Capital Appreciation Fund – Series I
2007	0.50%	17,866	16.730402	298,905	0.00%	11.45%
2006	0.50%	2,876	15.011307	43,173	0.04%	5.77%
2005	0.50%	288	14.192232	4,087	0.04%	8.29%
2004	0.50%	310	13.105225	4,063	0.00%	6.09%
2003	0.50%	1,364	12.965885	17,685	0.00%	29.66%	05/01/03
AIM VIF – Capital Development Fund – Series I
2007	0.50%	23,104	20.779892	480,099	0.00%	10.29%
2006	0.50%	11,446	18.841359	215,658	0.00%	15.94%
2005	0.50%	3,614	16.250893	58,731	0.00%	9.06%
2004	0.50%	4,050	14.900870	60,349	0.00%	14.92%
AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.50%	20,390	17.516124	357,154	1.55%	4.59%
2006	0.50%	15,978	16.747221	267,587	1.47%	16.70%
2005	0.50%	10,070	14.350279	144,507	1.68%	4.35%
2004	0.50%	9,008	13.752717	123,884	0.96%	10.91%
2003	0.50%	1,081	12.400313	13,405	0.00%	24.00%	05/01/03
AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class A
2007	0.50%	38,038	20.005857	760,983	1.06%	1.19%
2006	0.50%	36,812	19.769734	727,763	0.39%	13.85%
2005	0.50%	26,464	17.364568	459,536	0.72%	6.38%
2004	0.50%	2,172	16.322856	35,453	0.13%	18.71%
American Century VP – Balanced Fund – Class I
2007	0.50%	72,948	27.155398	1,980,932	2.12%	4.41%
2006	0.50%	58,648	26.008605	1,525,353	1.93%	9.07%
2005	0.50%	50,386	23.844923	1,201,450	1.83%	4.41%
2004	0.50%	28,138	22.837145	642,592	1.68%	9.23%
2003	0.50%	10,265	20.907285	214,613	2.53%	18.86%
American Century VP – Capital Appreciation Fund – Class I
2007	0.50%	191,634	58.930990	11,293,181	0.00%	45.07%
2006	0.50%	148,624	40.621668	6,037,355	0.00%	16.64%
2005	0.50%	104,698	34.827698	3,646,390	0.00%	21.46%
2004	0.50%	59,666	28.675107	1,710,929	0.00%	7.05%
2003	0.50%	31,820	26.787231	852,370	0.00%	19.87%
American Century VP – Income & Growth Fund – Class I
2007	0.50%	111,674	14.514258	1,620,865	1.88%	-0.57%
2006	0.50%	110,050	14.597227	1,606,425	1.88%	16.50%
2005	0.50%	83,992	12.529281	1,052,359	2.03%	4.11%
2004	0.50%	28,284	12.034610	340,387	1.44%	12.43%
2003	0.50%	14,230	10.704192	152,321	1.30%	28.71%
American Century VP – Inflation Protection Fund – Class II
2007	0.50%	44,004	12.055397	530,486	4.41%	8.94%
2006	0.50%	25,006	11.065707	276,709	3.22%	1.08%
2005	0.50%	24,828	10.947391	271,802	4.38%	1.06%
2004	0.50%	9,540	10.832965	103,346	3.57%	5.28%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – International Fund – Class I
2007	0.50%	180,196	$28.924155	$5,212,017	0.72%	17.46%
2006	0.50%	181,244	24.623712	4,462,900	1.65%	24.40%
2005	0.50%	109,946	19.793391	2,176,204	1.27%	12.69%
2004	0.50%	59,792	17.564316	1,050,206	0.58%	14.35%
2003	0.50%	27,774	15.360020	426,609	0.75%	23.89%
American Century VP – International Fund – Class III
2007	0.50%	129,282	17.002494	2,198,116	0.60%	17.46%
2006	0.50%	52,054	14.474561	753,459	1.19%	24.40%
2005	0.50%	43,276	11.635157	503,523	0.00%	16.35%	05/02/05
American Century VP – Mid Cap Value Fund – Class I
2007	0.50%	69,408	13.130382	911,354	0.70%	-2.80%
2006	0.50%	28,362	13.507944	383,112	1.31%	19.70%
2005	0.50%	2,498	11.284751	28,189	1.06%	12.85%	05/02/05
American Century VP – Ultra® Fund – Class I
2007	0.50%	51,430	12.916798	664,311	0.00%	20.41%
2006	0.50%	21,516	10.727394	230,811	0.00%	-3.76%
2005	0.50%	20,298	11.146133	226,244	0.00%	1.66%
2004	0.50%	28,728	10.964413	314,986	0.00%	10.12%
2003	0.50%	2,408	9.956460	23,975	0.00%	24.28%
American Century VP – Value Fund – Class I
2007	0.50%	241,306	25.400814	6,129,369	1.65%	-5.61%
2006	0.50%	213,238	26.911603	5,738,576	1.39%	18.06%
2005	0.50%	121,762	22.794288	2,775,478	0.88%	4.51%
2004	0.50%	83,868	21.810391	1,829,194	1.01%	13.76%
2003	0.50%	31,176	19.171791	597,700	1.09%	28.32%
American Century VP – VistaSM Fund – Class I
2007	0.50%	80,738	17.235095	1,391,527	0.00%	39.07%
2006	0.50%	1,972	12.392995	24,439	0.00%	8.47%
2005	0.50%	242	11.425723	2,765	0.00%	14.26%	05/02/05
Credit Suisse Trust – Global Small Cap Portfolio
2007	0.50%	19,506	15.825884	308,700	0.00%	-4.44%
2006	0.50%	16,544	16.560881	273,983	0.00%	12.64%
2005	0.50%	12,544	14.702300	184,426	0.00%	15.57%
2004	0.50%	9,874	12.721972	125,617	0.00%	17.40%
2003	0.50%	6,096	10.836336	66,058	0.00%	46.92%
Credit Suisse Trust – International Focus Portfolio
2007	0.50%	215,496	19.806457	4,268,212	1.08%	16.01%
2006	0.50%	169,282	17.072863	2,890,128	1.03%	18.06%
2005	0.50%	62,308	14.460784	901,023	0.91%	16.85%
2004	0.50%	39,228	12.375012	485,447	0.99%	14.17%
2003	0.50%	14,533	10.839093	157,525	0.49%	32.43%
Credit Suisse Trust – Small Cap Core I Portfolio
2007	0.50%	277,018	19.080287	5,285,583	0.00%	-1.33%
2006	0.50%	219,292	19.337639	4,240,590	0.00%	4.25%
2005	0.50%	125,444	18.549847	2,326,967	0.00%	-3.16%
2004	0.50%	82,304	19.155888	1,576,606	0.00%	10.32%
2003	0.50%	27,210	17.364452	472,487	0.00%	47.81%
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.50%	47,664	15.270683	727,862	0.37%	-1.15%
2006	0.50%	46,836	15.448774	723,559	0.36%	13.84%
2005	0.50%	38,160	13.570376	517,846	0.00%	6.70%
2004	0.50%	32,364	12.718312	411,615	0.50%	21.28%
2003	0.50%	6,160	10.487006	64,600	0.33%	37.09%
Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.50%	950,264	36.056885	34,263,560	1.70%	4.73%
2006	0.50%	710,704	34.429253	24,469,008	1.65%	14.92%
2005	0.50%	544,048	29.958454	16,298,837	1.60%	4.17%
2004	0.50%	347,660	28.759010	9,998,357	1.80%	10.09%
2003	0.50%	108,026	26.123506	2,822,018	1.51%	27.72%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.50%	117,308	$17.518498	$2,055,060	1.61%	6.60%
2006	0.50%	100,824	16.434584	1,657,000	1.49%	15.90%
2005	0.50%	71,712	14.180252	1,016,894	0.02%	3.86%
2004	0.50%	39,366	13.653414	537,480	1.63%	4.52%
2003	0.50%	15,431	13.062720	201,571	1.40%	20.57%
Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2007	0.50%	9,412	13.702540	128,968	0.83%	-11.51%
2006	0.50%	9,442	15.484023	146,200	0.43%	3.25%
2005	0.50%	6,920	14.996047	103,773	0.00%	5.27%
2004	0.50%	4,108	14.244729	58,517	0.22%	10.79%
2003	0.50%	840	12.857964	10,801	0.08%	28.58%	05/01/03
Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2007	0.50%	42,986	16.865204	724,968	0.76%	7.90%
2006	0.50%	10,806	15.630140	168,899	0.77%	13.94%
2005	0.50%	11,612	13.717541	159,288	1.34%	2.84%
2004	0.50%	10,312	13.338990	137,552	1.23%	6.93%
2003	0.50%	6,368	12.474297	79,436	0.84%	25.94%
Federated IS – American Leaders Fund II – Primary Shares
2007	0.50%	7,374	14.973799	110,417	1.55%	-10.12%
2006	0.50%	10,000	16.659331	166,593	1.47%	16.23%
2005	0.50%	6,978	14.333441	100,019	1.33%	4.50%
2004	0.50%	2,628	13.716228	36,046	0.41%	9.23%
Federated IS – Capital Appreciation Fund II – Primary Shares
2007	0.50%	254	16.457068	4,180	0.71%	9.33%
2005	0.50%	1,354	13.017510	17,626	1.07%	1.41%
2004	0.50%	1,276	12.836844	16,380	0.28%	6.86%
Federated IS – Market Opportunity Fund II – Service Shares
2007	0.50%	246	10.155871	2,498	0.57%	-1.98%
Federated IS – Quality Bond Fund II – Primary Shares
2007	0.50%	26,966	12.636630	340,759	4.97%	4.86%
2006	0.50%	24,568	12.051517	296,082	3.43%	3.64%
2005	0.50%	16,246	11.628696	188,920	3.65%	0.79%
2004	0.50%	9,180	11.537144	105,911	4.98%	3.10%
2003	0.50%	4,444	11.189906	49,728	3.93%	4.12%
Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	0.50%	592,452	68.682638	40,691,166	1.77%	1.02%
2006	0.50%	491,100	67.988158	33,388,984	3.30%	19.60%
2005	0.50%	344,836	56.848284	19,603,335	1.64%	5.34%
2004	0.50%	187,988	53.967094	10,145,166	1.56%	10.97%
2003	0.50%	86,371	48.630667	4,200,279	1.80%	29.68%
Fidelity® VIP – Growth Portfolio – Initial Class
2007	0.50%	622,446	77.381327	48,165,697	0.82%	26.33%
2006	0.50%	528,784	61.254324	32,390,306	0.40%	6.32%
2005	0.50%	390,486	57.613946	22,497,439	0.51%	5.27%
2004	0.50%	263,644	54.728412	14,428,817	0.27%	2.86%
2003	0.50%	105,480	53.205281	5,612,093	0.27%	32.19%
Fidelity® VIP – High Income Portfolio – Initial Class
2007	0.50%	247,158	32.546729	8,044,184	7.41%	2.27%
2006	0.50%	261,306	31.824106	8,315,830	7.80%	10.68%
2005	0.50%	175,964	28.752380	5,059,384	16.14%	2.19%
2004	0.50%	140,176	28.136168	3,944,015	8.82%	9.05%
2003	0.50%	55,652	25.802029	1,435,935	5.94%	26.63%
Fidelity® VIP – High Income Portfolio – Initial Class R
2007	0.50%	122,470	9.857586	1,207,259	11.21%	-1.42%	05/01/07
Fidelity® VIP – Overseas Portfolio – Initial Class
2007	0.50%	220,112	45.333254	9,978,393	3.29%	16.72%
2006	0.50%	218,334	38.837994	8,479,655	0.91%	17.49%
2005	0.50%	187,952	33.055758	6,212,896	0.71%	18.45%
2004	0.50%	160,928	27.905999	4,490,857	1.14%	13.07%
2003	0.50%	58,985	24.680530	1,455,781	0.83%	42.65%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.50%	238,614	$17.054609	$4,069,468	3.21%	16.64%
2006	0.50%	201,906	14.621895	2,952,248	0.77%	17.36%
2005	0.50%	108,508	12.458682	1,351,867	0.00%	24.59%	05/02/05
Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2007	0.50%	306,478	40.213337	12,324,503	6.08%	14.92%
2006	0.50%	286,878	34.991020	10,038,154	2.71%	6.78%
2005	0.50%	288,746	32.768260	9,461,704	2.76%	3.53%
2004	0.50%	209,976	31.651957	6,646,151	2.76%	4.94%
2003	0.50%	84,282	30.161112	2,542,039	3.62%	17.39%
Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2007	0.50%	1,000,686	42.579734	42,608,944	0.93%	17.00%
2006	0.50%	755,746	36.392149	27,503,221	1.27%	11.16%
2005	0.50%	418,680	32.738236	13,706,845	0.29%	16.36%
2004	0.50%	222,346	28.136431	6,256,023	0.34%	14.90%
2003	0.50%	101,752	24.487594	2,491,662	0.46%	27.82%
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.50%	239,992	11.553678	2,772,790	4.06%	3.69%
2006	0.50%	224,730	11.142647	2,504,087	3.27%	3.78%
2005	0.50%	47,416	10.736671	509,090	1.67%	1.57%
2004	0.50%	14,444	10.570462	152,680	1.88%	3.80%
2003	0.50%	9,748	10.183621	99,270	0.00%	1.84%	05/01/03
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2007	0.50%	94,062	14.770825	1,389,373	0.00%	22.57%
2006	0.50%	47,778	12.051402	575,792	0.69%	4.93%
2005	0.50%	36,764	11.485107	422,238	0.95%	8.35%
2004	0.50%	38,174	10.600065	404,647	0.53%	6.66%
2003	0.50%	20,500	9.938499	203,739	0.74%	29.23%
Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.50%	272,886	26.388591	7,201,077	0.70%	14.91%
2006	0.50%	217,404	22.965001	4,992,683	0.25%	12.03%
2005	0.50%	105,862	20.498936	2,170,058	0.00%	17.62%
2004	0.50%	28,738	17.428707	500,866	0.00%	24.15%
2003	0.50%	2,295	14.038431	32,218	0.00%	40.38%	05/01/03
Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.50%	40,724	16.521474	672,821	0.83%	5.07%
2006	0.50%	50,330	15.724226	791,400	0.41%	15.62%
2005	0.50%	16,310	13.600017	221,816	0.00%	2.04%
2004	0.50%	22,246	13.327560	296,485	0.00%	13.42%
2003	0.50%	15,781	11.750739	185,438	0.00%	57.00%
Fidelity® VIP IV – Energy Portfolio – Service Class 2
2007	0.50%	214,326	22.649325	4,854,339	0.12%	44.91%
2006	0.50%	115,990	15.629664	1,812,885	0.73%	16.04%
2005	0.50%	42,914	13.469693	578,038	0.65%	34.70%	05/02/05
Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class
2007	0.50%	71,358	12.718211	907,546	5.88%	8.10%
2006	0.50%	1,822	11.765134	21,436	3.42%	9.24%
2005	0.50%	1,590	10.770315	17,125	0.56%	7.70%	05/02/05
Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class
2007	0.50%	38,608	13.514322	521,761	2.17%	9.61%
2006	0.50%	6,200	12.328971	76,440	1.69%	11.25%
2005	0.50%	3,540	11.081899	39,230	0.86%	10.82%	05/02/05
Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class
2007	0.50%	35,470	14.068082	498,995	2.76%	10.65%
2006	0.50%	17,674	12.713976	224,707	5.31%	12.59%
Franklin Templeton VIP – Developing Markets Securities Fund – Class 3
2007	0.50%	102,474	20.840783	2,135,638	2.20%	28.05%
2006	0.50%	47,562	16.275260	774,084	1.19%	27.53%
2005	0.50%	17,310	12.761961	220,910	0.53%	27.62%	05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton VIP – Foreign Securities Fund – Class 1
2007	0.50%	21,480	$23.988549	$515,274	2.23%	15.21%
2006	0.50%	26,826	20.821962	558,570	1.41%	21.09%
2005	0.50%	26,236	17.195159	451,132	1.37%	9.93%
2004	0.50%	10,062	15.642411	157,394	1.10%	18.28%
2003	0.50%	2,090	13.224912	27,640	0.79%	32.25%	05/01/03
Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.50%	118,810	15.619506	1,855,754	2.03%	14.87%2
2006	0.50%	54,682	13.597883	743,559	1.38%	20.86%
2005	0.50%	21,078	11.251218	237,153	0.39%	12.51%	05/02/05
Franklin Templeton VIP – Global Income Securities Fund – Class 3
2007	0.50%	120,218	12.216405	1,468,632	2.64%	10.48%
2006	0.50%	14,172	11.057995	156,714	2.45%	12.28%
2005	0.50%	2,394	9.848458	23,577	7.95%	-1.52%	05/02/05
Franklin Templeton VIP – Income Securities Fund – Class 2
2007	0.50%	81,232	11.541005	937,499	3.26%	3.24%
2006	0.50%	8,720	11.179202	97,483	0.00%	11.79%	05/01/06
Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1
2007	0.50%	167,510	15.891491	2,661,984	2.53%	-2.90%
2006	0.50%	137,920	16.366662	2,257,290	1.22%	16.84%
2005	0.50%	76,976	14.007257	1,078,223	1.09%	3.17%
2004	0.50%	45,226	13.577316	614,048	0.66%	10.70%
2003	0.50%	11,618	12.265513	142,501	0.20%	22.66%	05/01/03
Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1
2007	0.50%	109,944	20.259847	2,227,449	0.88%	-2.63%
2006	0.50%	98,784	20.806303	2,055,330	0.82%	16.72%
2005	0.50%	47,146	17.825857	840,418	0.91%	8.45%
2004	0.50%	20,500	16.437638	336,972	0.19%	23.47%
2003	0.50%	2,305	13.312843	30,686	0.12%	33.13%	05/01/03
Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.50%	68,500	7.935212	543,562	0.00%	2.69%
2005	0.50%	36,714	7.727049	283,691	0.00%	7.55%
2004	0.50%	32,220	7.184440	231,483	0.00%	12.85%
2003	0.50%	10,334	6.366359	65,790	0.00%	33.60%
Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.50%	13,348	15.299488	204,218	1.92%	9.73%
2006	0.50%	9,396	13.942298	131,002	1.96%	9.87%
2005	0.50%	1,282	12.690331	16,269	2.56%	7.13%
2004	0.50%	730	11.846263	8,648	3.27%	7.75%
Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.50%	198,870	11.942871	2,375,079	0.19%	35.95%
2006	0.50%	81,402	8.784776	715,098	0.14%	8.57%
2005	0.50%	44,888	8.091082	363,192	0.01%	12.00%
2004	0.50%	23,622	7.224414	170,655	0.02%	17.38%
2003	0.50%	7,149	6.154757	44,000	0.25%	19.63%
Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.50%	126,802	5.208409	660,437	0.37%	21.09%
2006	0.50%	75,318	4.301344	323,969	0.00%	7.29%
2005	0.50%	36,250	4.009018	145,327	0.00%	10.99%
2004	0.50%	16,918	3.611898	61,106	0.00%	0.06%
2003	0.50%	8,256	3.609555	29,800	0.00%	45.74%
Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.50%	5,388	18.407712	99,181	0.36%	5.60%
2006	0.50%	5,540	17.431528	96,571	0.10%	10.22%
2005	0.50%	3,292	15.815517	52,065	1.43%	10.36%
2004	0.50%	2,006	14.330811	28,748	2.29%	16.88%
Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.50%	326,560	14.770042	4,823,305	0.50%	27.43%
2006	0.50%	121,018	11.590627	1,402,674	1.97%	15.91%	05/01/06
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.50%	103,560	$17.203858	$1,781,632	0.43%	27.38%
2006	0.50%	107,512	13.506291	1,452,088	1.92%	45.90%
2005	0.50%	62,034	9.257232	574,263	1.14%	31.28%
2004	0.50%	11,248	7.051335	79,313	0.83%	18.09%
2003	0.50%	7,242	5.970919	43,241	0.99%	33.86%
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	0.50%	68,620	24.470719	1,679,181	2.65%	4.25%
2006	0.50%	55,674	23.474013	1,306,892	3.06%	3.68%
2005	0.50%	38,328	22.640077	867,749	2.61%	0.94%
2004	0.50%	37,986	22.429536	852,008	3.64%	0.28%
2003	0.50%	20,267	22.367675	453,326	4.41%	1.91%
MFS VIT – Investors Growth Stock Series – Initial Class
2007	0.50%	10,876	15.485007	168,415	0.34%	10.80%
2006	0.50%	9,652	13.975658	134,893	0.00%	7.04%
2005	0.50%	9,568	13.056404	124,924	0.38%	3.97%
2004	0.50%	4,150	12.557998	52,116	0.00%	8.64%
2003	0.50%	1,131	11.559230	13,073	0.00%	15.59%	05/01/03
MFS VIT – Value Series – Initial Class
2007	0.50%	49,510	19.355242	958,278	0.91%	7.37%
2006	0.50%	22,532	18.027234	406,190	0.80%	20.24%
2005	0.50%	8,422	14.992740	126,269	0.65%	6.13%
2004	0.50%	1,594	14.126859	22,518	0.34%	14.60%
Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.50%	52,982	11.112234	588,748	2.56%	5.61%
2006	0.50%	2,762	10.522054	29,062	3.56%	5.22%	05/01/06
Nationwide VIT – American Funds Bond Fund – Class II
2007	0.50%	70,206	10.762995	755,627	8.87%	2.47%
2006	0.50%	22,766	10.504005	239,134	0.05%	5.04%	05/01/06
Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.50%	88,882	12.296498	1,092,937	2.69%	13.79%
2006	0.50%	64,864	10.806217	700,934	0.07%	8.06%	05/01/06
Nationwide VIT – American Funds Growth – Income Fund – Class II
2007	0.50%	34,752	9.859308	342,631	3.27%	-1.41%	05/01/07
Nationwide VIT – American Funds Growth Fund – Class II
2007	0.50%	107,408	11.501279	1,235,329	0.68%	11.34%
2006	0.50%	44,756	10.330117	462,335	1.29%	3.30%	05/01/06
Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.50%	5,162	13.966626	72,096	7.20%	2.62%
2006	0.50%	4,224	13.610399	57,490	7.10%	10.05%
2005	0.50%	4,370	12.367140	54,044	6.81%	1.87%
2004	0.50%	25,084	12.139983	304,519	8.50%	9.55%
Nationwide VIT – Federated High Income Bond Fund – Class III
2007	0.50%	35,436	11.868017	420,555	8.02%	2.65%
2006	0.50%	13,398	11.561576	154,902	7.03%	10.05%
2005	0.50%	4,790	10.505908	50,323	6.33%	5.06%	05/02/05
Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.50%	37,816	35.576728	1,345,370	0.71%	44.85%
2006	0.50%	36,644	24.561198	900,021	0.72%	36.04%
2005	0.50%	39,142	18.054599	706,693	0.61%	31.98%
2004	0.50%	26,586	13.680089	363,699	0.93%	20.14%
2003	0.50%	17,288	11.386650	196,852	0.66%	64.44%
Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	0.50%	196,328	26.174039	5,138,697	0.74%	44.82%
2006	0.50%	59,452	18.073662	1,074,515	0.78%	35.97%
2005	0.50%	42,298	13.292850	562,261	0.19%	32.93%	05/02/05
Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	0.50%	44,614	23.987048	1,070,158	2.36%	19.83%
2006	0.50%	31,924	20.017433	639,037	2.82%	36.88%
2005	0.50%	18,728	14.624338	273,885	2.16%	5.86%
2004	0.50%	10,822	13.814954	149,505	1.92%	29.32%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.50%	64,516	$16.468629	$1,062,490	0.38%	26.51%
2006	0.50%	25,884	13.017827	336,953	0.78%	32.30%
2005	0.50%	4,962	9.839331	48,823	1.03%	29.56%
2004	0.50%	1,290	7.594318	9,797	1.40%	13.62%
Nationwide VIT – Global Financial Services Fund – Class I
2007	0.50%	20,752	19.073551	395,814	3.13%	-1.55%
2006	0.50%	19,458	19.373628	376,972	1.89%	19.72%
2005	0.50%	7,780	16.182094	125,897	2.00%	10.60%
2004	0.50%	3,124	14.631389	45,708	1.45%	20.39%
2003	0.50%	629	12.153349	7,644	0.88%	40.75%
Nationwide VIT – Global Health Sciences Fund – Class I
2007	0.50%	7,226	15.064598	108,857	0.08%	12.59%
2006	0.50%	7,120	13.379661	95,263	0.00%	2.20%
2005	0.50%	7,318	13.092046	95,808	0.00%	7.90%
2004	0.50%	10,306	12.133480	125,048	0.00%	7.32%
2003	0.50%	3,699	11.305727	41,820	0.00%	36.01%
Nationwide VIT – Global Health Sciences Fund – Class III
2007	0.50%	38,088	12.326279	469,483	0.09%	12.66%
2006	0.50%	19,322	10.941189	211,406	0.00%	2.19%
2005	0.50%	20,616	10.706525	220,726	0.00%	7.07%	05/02/05
Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.50%	53,296	4.090476	218,006	0.00%	19.49%
2006	0.50%	55,710	3.423239	190,709	0.00%	10.62%
2005	0.50%	33,760	3.094710	104,477	0.00%	-1.01%
2004	0.50%	29,620	3.126331	92,602	0.00%	3.79%
2003	0.50%	44,144	3.012098	132,966	0.00%	54.46%
Nationwide VIT – Global Technology and Communications Fund – Class III
2007	0.50%	37,420	16.226798	607,207	0.00%	19.58%
2006	0.50%	12,314	13.569468	167,094	0.00%	10.53%
2005	0.50%	18,758	12.276743	230,287	0.00%	22.77%	05/02/05
Nationwide VIT – Government Bond Fund – Class I
2007	0.50%	132,504	35.151974	4,657,777	4.45%	6.62%
2006	0.50%	106,356	32.969134	3,506,465	4.11%	2.83%
2005	0.50%	64,816	32.062663	2,078,174	3.64%	2.75%
2004	0.50%	43,088	31.204592	1,344,543	5.48%	2.75%
2003	0.50%	20,794	30.370279	631,520	3.14%	1.49%
Nationwide VIT – Growth Fund – Class I
2007	0.50%	262,256	22.910775	6,008,488	0.17%	18.94%
2006	0.50%	165,708	19.261676	3,191,814	0.05%	5.64%
2005	0.50%	111,080	18.233340	2,025,359	0.08%	5.97%
2004	0.50%	72,558	17.206018	1,248,434	0.33%	7.62%
2003	0.50%	13,689	15.988156	218,862	0.02%	32.08%
Nationwide VIT – International Index Fund – Class VI
2007	0.50%	31,716	11.917827	377,986	1.82%	8.95%
2006	0.50%	530	10.938962	5,798	1.38%	9.39%	05/01/06
Nationwide VIT – International Value Fund – Class I
2007	0.50%	22,414	23.187675	519,729	2.06%	2.40%
2006	0.50%	22,408	22.644248	507,412	2.08%	22.06%
2005	0.50%	24,690	18.551760	458,043	1.34%	11.54%
2004	0.50%	15,934	16.633064	265,031	2.03%	19.69%
2003	0.50%	4,952	13.791985	68,298	0.00%	37.92%	05/01/03
Nationwide VIT – International Value Fund – Class III
2007	0.50%	111,682	14.277421	1,594,531	2.12%	2.42%
2006	0.50%	98,312	13.940694	1,370,538	2.01%	22.14%
2005	0.50%	44,904	11.414099	512,539	0.95%	14.14%	05/02/05
Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.50%	199,734	16.254455	3,246,567	2.03%	5.43%
2006	0.50%	95,776	15.417742	1,476,650	2.11%	16.29%
2005	0.50%	59,996	13.258370	795,449	1.95%	7.39%
2004	0.50%	49,550	12.345496	611,719	1.75%	13.46%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.50%	41,486	$12.734093	$528,287	3.97%	4.85%
2006	0.50%	7,634	12.144751	92,713	2.89%	5.64%
2005	0.50%	8,068	11.496816	92,756	2.78%	2.79%
2004	0.50%	2,158	11.184449	24,136	2.46%	4.13%
2003	0.50%	1,037	10.740821	11,138	2.37%	7.37%
Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.50%	214,672	14.461679	3,104,518	2.62%	5.13%
2006	0.50%	199,278	13.756055	2,741,279	2.50%	10.80%
2005	0.50%	129,056	12.415323	1,602,272	2.36%	4.82%
2004	0.50%	85,142	11.844428	1,008,103	2.27%	8.99%
2003	0.50%	16,518	10.867503	179,509	2.06%	19.45%
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.50%	210,008	15.586169	3,273,220	2.25%	5.62%
2006	0.50%	152,382	14.757103	2,248,717	2.27%	13.97%
2005	0.50%	81,078	12.948162	1,049,811	2.14%	6.54%
2004	0.50%	41,042	12.153407	498,800	1.97%	11.53%
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.50%	22,454	13.677144	307,107	2.92%	5.33%
2006	0.50%	18,590	12.985235	241,396	2.76%	7.88%
2005	0.50%	18,510	12.036367	222,793	2.75%	3.97%
2004	0.50%	9,360	11.577210	108,363	2.48%	6.62%
Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.50%	83,188	7.317914	608,763	0.00%	8.47%
2006	0.50%	92,144	6.746610	621,660	0.00%	9.36%
2005	0.50%	72,740	6.169108	448,741	0.00%	9.20%
2004	0.50%	87,438	5.649583	493,988	0.00%	14.76%
2003	0.50%	74,157	4.922829	365,062	0.00%	39.44%
Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.50%	221,386	17.469317	3,867,462	1.35%	7.02%
2006	0.50%	202,754	16.323372	3,309,629	1.13%	9.34%
2005	0.50%	137,224	14.928625	2,048,566	1.03%	11.54%
2004	0.50%	57,928	13.383987	775,308	0.54%	15.15%
2003	0.50%	19,389	11.622612	225,351	0.49%	33.98%
Nationwide VIT – Money Market Fund – Class I
2007	0.50%	847,514	20.635458	17,488,840	4.64%	4.27%
2006	0.50%	485,516	19.791189	9,608,939	4.49%	4.01%
2005	0.50%	305,794	19,028333	5,818,750	2.64%	2.16%
2004	0.50%	162,122	18.626719	3,019,801	0.78%	0.31%
2003	0.50%	103,301	18.569650	1,918,271	0.63%	0.12%
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.50%	126,230	8.665238	1,093,813	0.00%	9.20%
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.50%	195,390	22.549722	4,405,990	1.10%	-7.36%
2006	0.50%	176,848	24.341439	4,304,735	0.43%	16.71%
2005	0.50%	164,618	20.856322	3,433,326	0.06%	2.56%
2004	0.50%	100,222	20.335711	2,038,086	0.00%	16.71%
2003	0.50%	31,504	17.423619	548,914	0.00%	56.07%
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.50%	385,134	40.445411	15,576,903	0.09%	1.62%
2006	0.50%	319,750	39.800578	12,726,235	0.11%	11.48%
2005	0.50%	159,914	35.701630	5,709,190	0.00%	11.76%
2004	0.50%	94,992	31.945431	3,034,560	0.00%	18.43%
2003	0.50%	45,264	26.974404	1,220,969	0.00%	40.31%
Nationwide VIT – Nationwide Fund – Class I
2007	0.50%	592,642	54.197488	32,119,708	1.05%	7.64%
2006	0.50%	467,698	50.351226	23,549,168	1.08%	13.06%
2005	0.50%	297,534	44.533940	13,250,361	0.91%	6.91%
2004	0.50%	167,838	41.656679	6,991,574	1.28%	9.20%
2003	0.50%	19,074	38.145818	727,593	0.56%	26.88%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Nationwide Leaders Fund – Class I
2007	0.50%	28,472	$17.477126	$497,609	1.15%	11.00%
2006	0.50%	15,828	15.745056	249,213	0.97%	15.47%
2005	0.50%	9,478	13.635788	129,240	1.54%	9.76%
2004	0.50%	2,600	12.422944	32,300	0.52%	18.20%
2003	0.50%	588	10.510022	6,180	0.19%	24.76%
Nationwide VIT – U.S.Growth Leaders Fund – Class I
2007	0.50%	28,912	18.699798	540,649	0.00%	21.87%
2006	0.50%	18,158	15.343823	278,613	0.25%	-0.78%
2005	0.50%	14,474	15.465102	223,842	0.00%	11.41%
2004	0.50%	21,016	13.881788	291,740	0.00%	11.85%
2003	0.50%	8,655	12.411260	107,419	0.00%	51.38%
Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.50%	36,330	17.186389	624,382	1.71%	-2.71%
2006	0.50%	28,342	17.664583	500,650	1.74%	15.33%
2005	0.50%	15,396	15.316704	235,816	1.69%	3.73%
2004	0.50%	7,480	14.766163	110,451	1.56%	16.91%
2003	0.50%	570	12.630064	7,199	1.52%	26.30	% 05/01/03
Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.50%	61,778	15.099593	932,823	4.10%	4.10%
2006	0.50%	39,090	14.504882	566,996	4.42%	4.32%
2005	0.50%	11,354	13.904678	157,874	3.89%	1.67%
2004	0.50%	9,006	13.676033	123,166	4.85%	6.00%
2003	0.50%	2,912	12.901625	37,570	5.47%	11.56%
Neuberger Berman AMT – Balanced Portfolio – I Class Shares
2007	0.50%	14,752	14.559590	214,783	0.81%	15.02%
2006	0.50%	1,380	12.657889	17,468	0.77%	10.12%
2005	0.50%	1,038	11.494958	11,932	1.03%	8.64%
2004	0.50%	408	10.580939	4,317	1.30%	8.76%
2003	0.50%	387	9.728263	3,765	1.91%	15.70%
Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.50%	5,616	15.000871	84,245	0.00%	0.01%
2006	0.50%	3,464	14.999207	51,957	0.00%	4.73%
2005	0.50%	5,906	14.321953	84,585	0.00%	2.39%
2004	0.50%	4,114	13.988281	57,548	0.00%	11.32%
Neuberger Berman AMT – Growth Portfolio- Class I
2007	0.50%	180,172	54.020381	9,732,960	0.00%	22.08%
2006	0.50%	157,596	44.249809	6,973,593	0.00%	13.50%
2005	0.50%	111,124	38.986368	4,332,321	0.00%	12.93%
2004	0.50%	72,940	34.521424	2,517,993	0.00%	16.02%
2003	0.50%	24,292	29.754395	722,794	0.00%	30.75%
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.50%	58,036	15.129140	878,035	0.26%	6.85%
2006	0.50%	44,048	14.159327	623,690	0.67%	12.81%
2005	0.50%	42,392	12.551167	532,069	0.14%	7.85%
2004	0.50%	32,314	11.637402	376,051	0.12%	15.24%
2003	0.50%	12,247	10.098680	123,679	0.84%	31.10%
Neuberger Berman AMT – International Portfolio – Class S
2007	0.50%	17,036	14.774055	251,691	1.68%	2.70%
2006	0.50%	8,138	14.386244	117,075	0.00%	22.84%
2005	0.50%	490	11.711411	5,739	0.22%	17.11	% 05/02/05
Neuberger Berman AMT – Mid-Cap Growth Portfolio – Class S
2007	0.50%	31,008	22.162337	687,210	0.00%	21.59%
2006	0.50%	17,228	18.227772	314,028	0.00%	13.90%
2005	0.50%	5,284	16.003177	84,561	0.00%	12.86%
2004	0.50%	2,568	14.179701	36,413	0.00%	15.46%
2003	0.50%	1,669	12.281545	20,498	0.00%	22.82	% 05/01/03
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman AMT – Partners Portfolio- Class I
2007	0.50%	325,884	$41.589921	$13,553,490	0.64%	8.79%
2006	0.50%	241,712	38.230288	9,240,719	0.71%	11.68%
2005	0.50%	163,828	34.231207	5,608,030	1.02%	17.46%
2004	0.50%	72,448	29.143256	2,111,371	0.01%	18.38%
2003	0.50%	15,209	24.617984	374,415	0.00%	34.41%
Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.50%	13,016	13.155851	171,237	0.66%	2.54%
2006	0.50%	5,576	12.830334	71,542	0.44%	10.38%
2005	0.50%	2,318	11.623425	26,943	0.00%	16.23	% 05/02/05
Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.50%	17,622	17.905737	315,535	0.09%	7.07%
2006	0.50%	14,184	16.722808	237,196	0.17%	13.14%
2005	0.50%	2,512	14.781029	37,130	0.00%	6.33%
2004	0.50%	98	13.901675	1,362	0.00%	12.71%
Oppenheimer VAF – Balanced Fund – Non-Service Shares
2007	0.50%	155,028	40.315421	6,250,019	2.57%	3.27%
2006	0.50%	124,154	39.040157	4,846,992	2.13%	10.59%
2005	0.50%	102,966	35.300804	3,634,783	1.76%	3.37%
2004	0.50%	54,126	34.149236	1,848,362	1.01%	9.55%
2003	0.50%	23,053	31.171669	718,600	2.82%	24.33%
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.50%	221,522	20.172546	4,468,663	0.23%	13.58%
2006	0.50%	195,220	17.761150	3,467,332	0.38%	7.41%
2005	0.50%	154,400	16.535627	2,553,101	0.93%	4.58%
2004	0.50%	104,114	15.812092	1,646,260	0.33%	6.40%
2003	0.50%	43,463	14.860580	645,885	0.38%	30.29%
Oppenheimer VAF – Core Bond Fund – Non-Service Shares
2007	0.50%	210,962	29.144443	6,148,370	5.26%	3.87%
2006	0.50%	192,508	28.059142	5,401,609	5.20%	4.76%
2005	0.50%	85,328	26.785454	2,285,549	5.34%	2.08%
2004	0.50%	73,062	26.240474	1,917,182	4.80%	4.97%
2003	0.50%	32,391	24.998938	809,741	5.67%	6.25%
Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.50%	337,926	14.892546	5,032,578	1.25%	5.80%
2006	0.50%	200,308	14.075542	2,819,444	0.80%	17.10%
2005	0.50%	63,366	12.019802	761,647	0.00%	20.20	% 05/02/05
Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.50%	400,936	49.082767	19,679,048	1.37%	5.79%
2006	0.50%	342,600	46.398150	15,896,006	1.04%	17.11%
2005	0.50%	262,628	39.620511	10,405,456	1.07%	13.74%
2004	0.50%	191,944	34.834576	6,686,288	1.25%	18.57%
2003	0.50%	33,503	29.379176	984,291	0.76%	42.31%
Oppenheimer VAF – High Income Fund – Class 3
2007	0.50%	7,982	9.628770	76,857	0.00%	-3.71	% 05/01/07
Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.50%	17,012	13.312822	226,478	6.11%	-0.60%
2006	0.50%	22,010	13.393515	294,791	6.97%	8.88%
2005	0.50%	17,466	12.301306	214,855	6.75%	1.80%
2004	0.50%	14,518	12.083237	175,424	4.23%	8.42%
2003	0.50%	8,543	11.144531	95,208	0.00%	11.45	% 05/01/03
Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares
2007	0.50%	38,846	20.206983	784,960	0.32%	-1.71%
2006	0.50%	28,656	20.557489	589,095	0.14%	14.43%
2005	0.50%	6,094	17.965801	109,484	0.00%	9.37%
2004	0.50%	554	16.426073	9,100	0.00%	18.82%
Oppenheimer VAF – Main Street®– Non-Service Shares
2007	0.50%	98,264	11.224071	1,102,922	1.00%	3.90%
2006	0.50%	116,614	10.802733	1,259,750	1.11%	14.45%
2005	0.50%	48,678	9.438598	459,452	1.25%	5.45%
2004	0.50%	33,884	8.950876	303,291	0.84%	8.91%
2003	0.50%	10,060	8.218350	82,677	0.90%	26.90%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.50%	97,260	$6.913096	$672,368	0.00%	5.80%
2006	0.50%	84,198	6.534169	550,164	0.00%	2.44%
2005	0.50%	62,332	6.378300	397,572	0.00%	11.77%
2004	0.50%	50,906	5.706718	290,506	0.00%	19.18%
2003	0.50%	15,822	4.788336	75,761	0.00%	24.96%
Putnam VT – Growth and Income Fund – IB Shares
2007	0.50%	5,046	15.457268	77,997	1.31%	-6.51%
2006	0.50%	4,488	16.533564	74,203	1.14%	15.33%
2005	0.50%	486	14.335363	6,967	1.56%	4.70%
2004	0.50%	236	13.691228	3,231	1.66%	10.56%
Putnam VT – International Equity Fund – IB Shares
2007	0.50%	15,198	22.560940	342,881	2.65%	7.82%
2006	0.50%	7,758	20.923951	162,328	0.44%	27.08%
2005	0.50%	1,404	16.464692	23,116	1.11%	11.64%
2004	0.50%	1,000	14.748085	14,748	1.61%	15.62%
Putnam VT – Voyager Fund – IB Shares
2007	0.50%	1,450	14.302715	20,739	0.00%	4.99%
2006	0.50%	1,246	13.622763	16,974	0.13%	4.91%
2005	0.50%	2,788	12.985042	36,202	0.60%	5.17%
2004	0.50%	720	12.347084	8,890	0.19%	4.51%
T. Rowe Price Blue Chip Growth Portfolio – II
2007	0.50%	41,802	13.731252	573,994	0.12%	11.92%
2006	0.50%	16,190	12.268264	198,623	0.24%	8.79%
2005	0.50%	818	11.277528	9,225	0.29%	12.78	% 05/02/05
T. Rowe Price Equity Income Portfolio – II
2007	0.50%	84,110	12.830632	1,079,184	1.53%	2.51%
2006	0.50%	58,750	12.516081	735,320	1.59%	18.06%
2005	0.50%	5,032	10.601687	53,348	1.20%	6.02	% 05/02/05
T. Rowe Price Limited Term Bond Portfolio – Class II
2007	0.50%	30,906	10.939079	338,083	3.91%	4.70%
2006	0.50%	1,008	10.448149	10,532	3.80%	3.51%
2005	0.50%	540	10.094160	5,451	1.39%	0.94	% 05/02/05
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.50%	133,118	28.017912	3,729,688	0.53%	7.25%
2006	0.50%	88,854	26.125145	2,321,324	0.11%	8.66%
2005	0.50%	50,962	24.043585	1,225,309	0.00%	3.10%
2004	0.50%	31,910	23.320608	744,161	0.38%	5.68%
2003	0.50%	7,832	22.067029	172,829	0.11%	25.38%
Turner GVIT Growth Focus Fund – Class I
2003	0.50%	17,823	3.283013	58,513	0.00%	50.21%
Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class
2007	0.50%	62,084	25.275372	1,569,196	5.77%	9.16%
2006	0.50%	48,396	23.154258	1,120,573	8.51%	5.95%
2005	0.50%	43,868	21.853802	958,683	7.55%	-3.51%
2004	0.50%	36,364	22.649785	823,637	8.78%	8.61%
2003	0.50%	19,995	20.854897	416,994	1.75%	17.57%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.50%	266,244	30.162210	8,030,507	0.43%	36.92%
2006	0.50%	193,210	22.028276	4,256,083	0.60%	38.80%
2005	0.50%	142,848	15.870762	2,267,107	0.73%	31.34%
2004	0.50%	56,568	12.083728	683,552	0.59%	25.26%
2003	0.50%	60,208	9.646671	580,807	0.11%	53.42%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.50%	157,032	55.552048	8,723,449	0.11%	44.63%
2006	0.50%	127,868	38.410275	4,911,445	0.07%	23.87%
2005	0.50%	94,726	31.007818	2,937,247	0.30%	50.92%
2004	0.50%	65,614	20.546330	1,348,127	0.37%	23.61%
2003	0.50%	19,105	16.655601	318,205	0.48%	44.36%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2007	0.50%	34,752	$11.894818	$413,369	3.05%	4.92%
2006	0.50%	13,740	11.336567	155,764	3.94%	3.22%
2005	0.50%	10,072	10.983426	110,625	3.62%	3.70%
2004	0.50%	3,084	10.591991	32,666	4.78%	3.85%
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.50%	69,830	21.615486	1,509,409	7.41%	6.00%
2006	0.50%	51,120	20.392381	1,042,459	7.72%	10.26%
2005	0.50%	28,944	18.495488	535,333	7.52%	11.69%
2004	0.50%	16,150	16.559313	267,433	6.41%	9.51%
2003	0.50%	7,714	15.120856	116,642	0.00%	27.23%
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.50%	173,362	51.418211	8,913,964	1.10%	-17.49%
2006	0.50%	158,492	62.315078	9,876,441	1.08%	37.36%
2005	0.50%	94,426	45.366664	4,283,793	1.22%	16.47%
2004	0.50%	69,458	38.951553	2,705,497	1.55%	35.71%
2003	0.50%	28,086	28.701013	806,097	0.00%	36.83%
Wells Fargo AVT – Discovery FundSM
2007	0.50%	135,048	45.401702	6,131,409	0.00%	21.71%
2006	0.50%	128,414	37.303028	4,790,231	0.00%	14.07%
2005	0.50%	83,820	32.700726	2,740,975	0.00%	7.73%
2004	0.50%	50,972	30.353233	1,547,165	0.00%	15.14%
2003	0.50%	18,256	26.361651	481,258	0.00%	38.73%
Wells Fargo AVT – Opportunity FundSM
2007	0.50%	313,396	60.885541	19,081,285	0.61%	6.10%
2006	0.50%	290,006	57.385680	16,642,192	0.00%	11.66%
2005	0.50%	200,868	51.392952	10,323,199	0.00%	7.35%
2004	0.50%	143,178	47.875122	6,854,664	0.00%	17.63%
2003	0.50%	38,309	40.699472	1,559,156	0.07%	36.32%
Multiple Payment contracts and Flexible Premium contracts
AIM VIF – Basic Value Fund – Series I
2007	0.80%	10,750	16.995087	182,697	0.50%	0.73%
2006	0.80%	20,662	16.871856	348,606	0.55%	12.30%
2005	0.80%	24,934	15.023289	374,591	0.09%	4.90%
2004	0.80%	43,590	14.322072	624,299	0.00%	10.18%
2003	0.80%	14,499	12.998258	188,462	0.11%	29.98	% 05/01/03
AIM VIF – Capital Appreciation Fund – Series I
2007	0.80%	2,752	16.497826	45,402	0.00%	11.12%
2006	0.80%	1,686	14.847340	25,033	0.04%	5.46%
2005	0.80%	4,924	14.079275	69,326	0.04%	7.97%
2004	0.80%	4,090	13.039850	53,333	0.00%	5.78%
2003	0.80%	5,333	12.327742	65,744	0.00%	23.28	% 05/01/03
AIM VIF – Capital Development Fund – Series I
2007	0.80%	5,092	20.491015	104,340	0.00%	9.96%
2006	0.80%	7,586	18.635564	141,369	0.00%	15.59%
2005	0.80%	9,328	16.121553	150,382	0.00%	8.73%
2004	0.80%	9,498	14.826548	140,823	0.00%	14.58%
2003	0.80%	3,166	12.939952	40,968	0.00%	29.40	% 05/01/03
AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.80%	15,124	17.272663	261,232	1.55%	4.28%
2006	0.80%	28,032	16.564321	464,331	1.47%	16.35%
2005	0.80%	37,766	14.236062	537,639	1.68%	4.03%
2004	0.80%	38,966	13.684124	533,216	0.96%	10.57%
2003	0.80%	22,041	12.375515	272,769	0.00%	23.76	% 05/01/03
AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class A
2007	0.80%	10,032	19.727780	197,909	1.06%	0.89%
2006	0.80%	22,658	19.553834	443,051	0.39%	13.51%
2005	0.80%	29,330	17.226379	505,250	0.72%	6.06%
2004	0.80%	43,250	16.241455	702,443	0.13%	18.35%
2003	0.80%	11,736	13.722986	161,053	0.02%	37.23	% 05/01/03
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – Balanced Fund – Class I
2007	0.80%	62,528	$26.600354	$1,663,267	2.12%	4.09%
2006	0.80%	90,872	25.553959	2,322,139	1.93%	8.75%
2005	0.80%	119,320	23.498278	2,803,815	1.83%	4.10%
2004	0.80%	159,436	22.572554	3,598,878	1.68%	8.90%
2003	0.80%	195,164	20.727117	4,045,187	2.53%	18.51%
American Century VP – Capital Appreciation Fund – Class I
2007	0.80%	170,672	36.529047	6,234,486	0.00%	44.64%
2006	0.80%	250,368	25.255777	6,323,238	0.00%	16.29%
2005	0.80%	365,618	21.718376	7,940,629	0.00%	21.09%
2004	0.80%	460,364	17.935168	8,256,706	0.00%	6.73%
2003	0.80%	592,724	16.804738	9,960,572	0.00%	19.51%
American Century VP – Income & Growth Fund – Class I
2007	0.80%	55,800	14.099337	786,743	1.88%	-0.87%
2006	0.80%	99,066	14.222782	1,408,994	1.88%	16.16%
2005	0.80%	157,452	12.244450	1,927,913	2.03%	3.80%
2004	0.80%	220,344	11.796249	2,599,233	1.44%	12.09%
2003	0.80%	259,996	10.523680	2,736,115	1.30%	28.32%
American Century VP – Inflation Protection Fund – Class II
2007	0.80%	14,896	11.886541	177,062	4.41%	8.61%
2006	0.80%	38,652	10.943891	423,003	3.22%	0.78%
2005	0.80%	71,902	10.859530	780,822	4.38%	0.75%
2004	0.80%	72,104	10.778433	777,168	3.57%	4.96%
2003	0.80%	6,574	10.268669	67,506	1.88%	2.69	% 04/30/03
American Century VP – International Fund – Class I
2007	0.80%	73,188	28.238561	2,066,724	0.72%	17.11%
2006	0.80%	165,218	24.112654	3,983,844	1.65%	24.03%
2005	0.80%	311,096	19.440637	6,047,904	1.27%	12.35%
2004	0.80%	471,466	17.302961	8,157,758	0.58%	14.01%
2003	0.80%	587,899	15.176915	8,922,493	0.75%	23.52%
American Century VP – International Fund – Class III
2007	0.80%	56,198	16.867137	947,899	0.60%	17.11%
2006	0.80%	80,238	14.402688	1,155,643	1.19%	24.03%
2005	0.80%	69,942	11.612061	812,171	0.00%	16.12	% 05/02/05
American Century VP – Mid Cap Value Fund – Class I
2007	0.80%	15,018	13.025836	195,622	0.70%	-3.09%
2006	0.80%	15,610	13.440882	209,812	1.31%	19.34%
2005	0.80%	5,722	11.262347	64,443	1.06%	12.62	% 05/02/05
American Century VP – Ultra® Fund – Class I
2007	0.80%	11,886	12.699015	150,940	0.00%	20.05%
2006	0.80%	18,008	10.578387	190,496	0.00%	-4.04%
2005	0.80%	34,120	11.024259	376,148	0.00%	1.35%
2004	0.80%	37,042	10.877007	402,906	0.00%	9.79%
2003	0.80%	34,345	9.906750	340,247	0.00%	23.90%
American Century VP – Value Fund – Class I
2007	0.80%	102,224	24.709849	2,525,940	1.65%	-5.90%
2006	0.80%	200,588	26.258655	5,267,171	1.39%	17.71%
2005	0.80%	333,368	22.307840	7,436,720	0.88%	4.20%
2004	0.80%	363,556	21.408869	7,783,323	1.01%	13.42%
2003	0.80%	461,113	18.875362	8,703,675	1.09%	27.93%
American Century VP – VistaSM Fund – Class I
2007	0.80%	18,398	17.097896	314,567	0.00%	38.65%
2006	0.80%	1,344	12.331439	16,573	0.00%	8.14%
2005	0.80%	2,306	11.403054	26,295	0.00%	14.03	% 05/02/05
Credit Suisse Trust – Global Small Cap Portfolio
2007	0.80%	13,468	15.395235	207,343	0.00%	-4.73%
2006	0.80%	24,796	16.158907	400,676	0.00%	12.30%
2005	0.80%	36,140	14.388419	519,997	0.00%	15.22%
2004	0.80%	40,182	12.487641	501,778	0.00%	17.05%
2003	0.80%	53,805	10.668685	574,029	0.00%	46.48%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Credit Suisse Trust – International Focus Portfolio
2007	0.80%	91,976	$19.310277	$1,776,082	1.08%	15.66%
2006	0.80%	174,476	16.695427	2,912,951	1.03%	17.71%
2005	0.80%	320,444	14.183450	4,545,001	0.91%	16.51%
2004	0.80%	369,172	12.174019	4,494,307	0.99%	13.83%
2003	0.80%	431,745	10.695076	4,617,546	0.49%	32.03%
Credit Suisse Trust – Small Cap Core I Portfolio
2007	0.80%	153,520	18.601963	2,855,773	0.00%	-1.63%
2006	0.80%	270,450	18.909841	5,114,166	0.00%	3.94%
2005	0.80%	443,896	18.193863	8,076,183	0.00%	-3.45%
2004	0.80%	539,886	18.844567	10,173,918	0.00%	9.99%
2003	0.80%	692,838	17.133573	11,870,790	0.00%	47.37%
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.80%	22,938	15.013257	344,374	0.37%	-1.45%
2006	0.80%	42,596	15.234242	648,918	0.36%	13.50%
2005	0.80%	52,974	13.422021	711,018	0.00%	6.38%
2004	0.80%	70,472	12.616946	889,141	0.50%	20.91%
2003	0.80%	47,348	10.434661	494,060	0.33%	36.68%
Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.80%	618,332	35.246027	21,793,746	1.70%	4.41%
2006	0.80%	1,054,364	33.756668	35,591,815	1.65%	14.58%
2005	0.80%	1,502,104	29.461184	44,253,762	1.60%	3.86%
2004	0.80%	1,932,026	28.366357	54,804,539	1.80%	9.76%
2003	0.80%	2,290,356	25.844217	59,192,457	1.51%	27.34%
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.80%	94,654	17.027724	1,611,742	1.61%	6.27%
2006	0.80%	155,994	16.022432	2,499,403	1.49%	15.55%
2005	0.80%	211,690	13.866041	2,935,302	0.02%	3.55%
2004	0.80%	279,490	13.390880	3,742,617	1.63%	4.21%
2003	0.80%	338,655	12.850022	4,351,724	1.40%	20.20%
Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2007	0.80%	4,684	13.512011	63,290	0.83%	-11.77%
2006	0.80%	11,426	15.314886	174,988	0.43%	2.95%
2005	0.80%	17,282	14.876684	257,099	0.00%	4.96%
2004	0.80%	22,806	14.173675	323,245	0.22%	10.45%
2003	0.80%	8,113	12.832258	104,108	0.08%	28.32	% 05/01/03
Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2007	0.80%	47,184	16.406411	774,120	0.76%	7.58%
2006	0.80%	83,514	15.250864	1,273,661	0.77%	13.60%
2005	0.80%	98,630	13.424762	1,324,084	1.34%	2.53%
2004	0.80%	117,298	13.093387	1,535,828	1.23%	6.61%
2003	0.80%	140,345	12.281397	1,723,633	0.84%	25.56%
Federated IS – American Leaders Fund II – Primary Shares
2007	0.80%	1,754	14.765636	25,899	1.55%	-10.39%
2006	0.80%	1,782	16.477377	29,363	1.47%	15.88%
2005	0.80%	5,150	14.219360	73,230	1.33%	4.19%
2004	0.80%	5,782	13.647806	78,912	0.41%	8.90%
2003	0.80%	1,104	12.531875	13,835	0.00%	25.32	% 05/01/03
Federated IS – Capital Appreciation Fund II – Primary Shares
2007	0.80%	626	16.228297	10,159	0.71%	9.00%
2006	0.80%	638	14.888388	9,499	0.79%	15.29%
2005	0.80%	606	12.913893	7,826	1.07%	1.10%
2004	0.80%	770	12.772814	9,835	0.28%	6.54%
2003	0.80%	553	11.988805	6,630	0.00%	19.89	% 05/01/03
Federated IS – Market Opportunity Fund II – Service Shares
2007	0.80%	88	10.105146	889	0.57%	-2.27%
Federated IS – Quality Bond Fund II – Primary Shares
2007	0.80%	22,236	12.423584	276,251	4.97%	4.54%
2006	0.80%	39,918	11.884116	474,390	3.43%	3.33%
2005	0.80%	60,574	11.501519	696,693	3.65%	0.49%
2004	0.80%	73,162	11.445157	837,351	4.98%	2.79%
2003	0.80%	117,985	11.134037	1,313,649	3.93%	3.81%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	0.80%	336,206	$56.363167	$18,949,635	1.77%	0.72%
2006	0.80%	547,442	55.961825	30,635,853	3.30%	19.24%
2005	0.80%	824,566	46.932598	38,699,025	1.64%	5.02%
2004	0.80%	1,112,750	44.687399	49,725,903	1.56%	10.64%
2003	0.80%	1,336,308	40.389521	53,972,840	1.80%	29.29%
Fidelity® VIP – Growth Portfolio – Initial Class
2007	0.80%	558,044	52.956740	29,552,191	0.82%	25.95%
2006	0.80%	830,726	42.046610	34,929,212	0.40%	6.00%
2005	0.80%	1,251,056	39.666280	49,624,738	0.51%	4.96%
2004	0.80%	1,643,610	37.792486	62,116,108	0.27%	2.55%
2003	0.80%	2,035,206	36.851094	74,999,568	0.27%	31.79%
Fidelity® VIP – High Income Portfolio – Initial Class
2007	0.80%	118,930	30.491108	3,626,307	7.41%	1.96%
2006	0.80%	240,204	29.904168	7,183,101	7.80%	10.35%
2005	0.80%	356,194	27.098684	9,652,389	16.14%	1.88%
2004	0.80%	565,686	26.597360	15,045,754	8.82%	8.72%
2003	0.80%	720,241	24.464133	17,620,072	5.94%	26.25%
Fidelity® VIP – High Income Portfolio – Initial Class R
2007	0.80%	30,864	9.837843	303,635	11.21%	-1.62	% 05/01/07
Fidelity® VIP – Overseas Portfolio – Initial Class
2007	0.80%	85,536	34.384792	2,941,138	3.29%	16.37%
2006	0.80%	153,216	29.547189	4,527,102	0.91%	17.14%
2005	0.80%	287,574	25.223510	7,253,626	0.71%	18.10%
2004	0.80%	498,640	21.357697	10,649,802	1.14%	12.73%
2003	0.80%	653,974	18.945840	12,390,087	0.83%	42.23%
Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.80%	77,400	16.918813	1,309,516	3.21%	16.29%
2006	0.80%	120,050	14.549286	1,746,642	0.77%	17.01%
2005	0.80%	84,208	12.433969	1,047,040	0.00%	24.34	% 05/02/05
Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2007	0.80%	132,782	34.628652	4,598,062	6.08%	14.58%
2006	0.80%	202,948	30.222570	6,133,610	2.71%	6.46%
2005	0.80%	261,190	28.387536	7,414,541	2.76%	3.22%
2004	0.80%	416,912	27.502617	11,466,171	2.76%	4.63%
2003	0.80%	623,055	26.285930	16,377,580	3.62%	17.04%
Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2007	0.80%	469,988	41.513259	19,510,734	0.93%	16.65%
2006	0.80%	854,560	35.587790	30,411,902	1.27%	10.83%
2005	0.80%	1,315,976	32.110552	42,256,716	0.29%	16.01%
2004	0.80%	1,547,972	27.679601	42,847,247	0.34%	14.56%
2003	0.80%	1,740,028	24.162368	42,043,197	0.46%	27.44%
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.80%	36,890	11.393001	420,288	4.06%	3.38%
2006	0.80%	50,982	11.020863	561,866	3.27%	3.47%
2005	0.80%	184,098	10.651144	1,960,854	1.67%	1.27%
2004	0.80%	47,726	10.517675	501,967	1.88%	3.49%
2003	0.80%	12,869	10.163210	130,790	0.00%	1.63	% 05/01/03
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2007	0.80%	156,642	14.356892	2,248,892	0.00%	22.20%
2006	0.80%	228,606	11.749061	2,685,906	0.69%	4.62%
2005	0.80%	267,592	11.230531	3,005,200	0.95%	8.03%
2004	0.80%	304,964	10.396153	3,170,452	0.53%	6.34%
2003	0.80%	324,568	9.776597	3,173,171	0.74%	28.84%
Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.80%	92,888	26.021877	2,417,120	0.70%	14.56%
2006	0.80%	167,292	22.714275	3,799,916	0.25%	11.70%
2005	0.80%	247,064	20.335877	5,024,263	0.00%	17.26%
2004	0.80%	190,596	17.341823	3,305,282	0.00%	23.78%
2003	0.80%	40,642	14.010381	569,410	0.00%	40.10	% 05/01/03
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.80%	11,738	$16.242952	$190,660	0.83%	4.75%
2006	0.80%	26,916	15.505844	417,355	0.41%	15.27%
2005	0.80%	47,774	13.451310	642,623	0.00%	1.74%
2004	0.80%	79,260	13.221316	1,047,922	0.00%	13.08%
2003	0.80%	100,700	11.692079	1,177,392	0.00%	56.53%
Fidelity® VIP IV – Energy Portfolio – Service Class 2
2007	0.80%	71,504	22.469019	1,606,625	0.12%	44.48%
2006	0.80%	110,500	15.552071	1,718,504	0.73%	15.69%
2005	0.80%	82,484	13.442988	1,108,831	0.65%	34.43	% 05/02/05
Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class
2007	0.80%	4,636	12.616940	58,492	5.88%	7.78%
2006	0.80%	9,704	11.706711	113,602	3.42%	8.91%
2005	0.80%	2,332	10.748937	25,067	0.56%	7.49	% 05/02/05
Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class
2007	0.80%	10,358	13.406718	138,867	2.17%	9.28%
2006	0.80%	16,066	12.267747	197,094	1.69%	10.92%
2005	0.80%	15,234	11.059893	168,486	0.86%	10.60	% 05/02/05
Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class
2007	0.80%	13,868	13.956079	193,543	2.76%	10.32%
2006	0.80%	11,130	12.650838	140,804	5.31%	12.25%
2005	0.80%	3,818	11.269912	43,029	1.32%	12.70	% 05/02/05
Franklin Templeton VIP – Developing Markets Securities Fund – Class 3
2007	0.80%	31,074	20.674924	642,453	2.20%	27.67%
2006	0.80%	41,104	16.194484	665,658	1.19%	27.15%
2005	0.80%	18,806	12.736654	239,526	0.53%	27.37	% 05/02/05
Franklin Templeton VIP – Foreign Securities Fund – Class 1
2007	0.80%	7,764	23.655125	183,658	2.23%	14.86%
2006	0.80%	20,280	20.594561	417,658	1.41%	20.73%
2005	0.80%	46,522	17.058302	793,586	1.37%	9.60%
2004	0.80%	64,070	15.564386	997,210	1.10%	17.93%
2003	0.80%	22,318	13.198462	294,563	0.79%	31.98	% 05/01/03
Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.80%	25,180	15.495120	390,167	2.03%	14.52%
2006	0.80%	35,494	13.530342	480,246	1.38%	20.50%
2005	0.80%	19,372	11.228867	217,526	0.39%	12.29	% 05/02/05
Franklin Templeton VIP – Global Income Securities Fund – Class 3
2007	0.80%	9,674	12.119103	117,240	2.64%	10.14%
2006	0.80%	19,066	11.003055	209,784	2.45%	11.95%
2005	0.80%	2,864	9.828879	28,150	7.95%	-1.71	% 05/02/05
Franklin Templeton VIP – Income Securities Fund – Class 2
2007	0.80%	16,636	11.483411	191,038	3.26%	2.93%
2006	0.80%	13,168	11.157005	146,915	0.00%	11.57	% 05/01/06
Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1
2007	0.80%	61,684	15.670578	966,624	2.53%	-3.20%
2006	0.80%	112,826	16.187918	1,826,418	1.22%	16.50%
2005	0.80%	136,502	13.895780	1,896,802	1.09%	2.86%
2004	0.80%	110,404	13.509605	1,491,514	0.66%	10.36%
2003	0.80%	47,169	12.240997	577,396	0.20%	22.41	% 05/01/03
Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1
2007	0.80%	37,560	19.978249	750,383	0.88%	-2.92%
2006	0.80%	58,816	20.579116	1,210,381	0.82%	16.37%
2005	0.80%	114,196	17.684023	2,019,445	0.91%	8.12%
2004	0.80%	87,470	16.355679	1,430,631	0.19%	23.10%
2003	0.80%	8,003	13.286230	106,330	0.12%	32.86	% 05/01/03
Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.80%	62,918	7.778128	489,384	0.00%	2.39%
2005	0.80%	96,746	7.596795	734,960	0.00%	7.23%
2004	0.80%	168,182	7.084474	1,191,481	0.00%	12.51%
2003	0.80%	191,617	6.296628	1,206,541	0.00%	33.20%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.80%	3,168	$15.086774	$47,795	1.92%	9.40%
2006	0.80%	5,148	13.789981	70,991	1.96%	9.54%
2005	0.80%	11,204	12.589281	141,050	2.56%	6.81%
2004	0.80%	6,582	11.787133	77,583	3.27%	7.43%
2003	0.80%	2,548	10.971897	27,956	4.49%	9.72	% 05/01/03
Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.80%	84,802	11.671311	989,751	0.19%	35.54%
2006	0.80%	164,548	8.610938	1,416,913	0.14%	8.25%
2005	0.80%	225,546	7.954734	1,794,158	0.01%	11.66%
2004	0.80%	271,392	7.123936	1,933,379	0.02%	17.03%
2003	0.80%	331,505	6.087370	2,017,994	0.25%	19.28%
Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.80%	63,600	5.089898	323,718	0.37%	20.72%
2006	0.80%	109,934	4.216170	463,500	0.00%	6.97%
2005	0.80%	195,006	3.941403	768,597	0.00%	10.66%
2004	0.80%	234,210	3.561614	834,166	0.00%	-0.23%
2003	0.80%	262,295	3.569999	936,393	0.00%	45.31%
Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.80%	1,936	18.151877	35,142	0.36%	5.28%
2006	0.80%	3,660	17.241178	63,103	0.10%	9.89%
2005	0.80%	11,304	15.689665	177,356	1.43%	10.03%
2004	0.80%	4,180	14.259340	59,604	2.29%	16.53%
2003	0.80%	649	12.236775	7,942	0.30%	22.37	% 05/01/03
Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.80%	79,558	14.696304	1,169,209	0.50%	27.05%
2006	0.80%	102,986	11.567583	1,191,299	1.97%	15.68	% 05/01/06
Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.80%	63,014	16.812702	1,059,436	0.43%	26.99%
2006	0.80%	110,056	13.239048	1,457,037	1.92%	45.46%
2005	0.80%	171,522	9.101228	1,561,061	1.14%	30.89%
2004	0.80%	166,012	6.953243	1,154,322	0.83%	17.74%
2003	0.80%	186,894	5.905539	1,103,710	0.99%	33.46%
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	0.80%	30,596	19.629002	600,569	2.65%	3.93%
2006	0.80%	50,380	18.886370	951,495	3.06%	3.37%
2005	0.80%	93,430	18.269985	1,706,965	2.61%	0.64%
2004	0.80%	165,170	18.154314	2,998,548	3.64%	-0.02%
2003	0.80%	195,325	18.158640	3,546,836	4.41%	1.61%
MFS VIT – Investors Growth Stock Series – Initial Class
2007	0.80%	3,892	15.269711	59,430	0.34%	10.47%
2006	0.80%	9,996	13.822967	138,174	0.00%	6.72%
2005	0.80%	13,712	12.952455	177,604	0.38%	3.66%
2004	0.80%	15,444	12.495325	192,978	0.00%	8.32%
2003	0.80%	3,685	11.536092	42,510	0.00%	15.36	% 05/01/03
MFS VIT – Value Series – Initial Class
2007	0.80%	9,924	19.086229	189,412	0.91%	7.04%
2006	0.80%	23,056	17.830357	411,097	0.80%	19.88%
2005	0.80%	12,536	14.873414	186,453	0.65%	5.81%
2004	0.80%	9,316	14.056392	130,949	0.34%	14.26%
2003	0.80%	3,296	12.301954	40,547	0.00%	23.02	% 05/01/03
Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.80%	17,818	11.056758	197,009	2.56%	5.29%
2006	0.80%	23,042	10.501149	241,967	3.56%	5.01	% 05/01/06
Nationwide VIT – American Funds Bond Fund – Class II
2007	0.80%	7,668	10.709255	82,119	8.87%	2.16%
2006	0.80%	11,396	10.483128	119,466	0.05%	4.83	% 05/01/06
Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.80%	23,258	12.235118	284,564	2.69%	13.45%
2006	0.80%	15,330	10.784738	165,330	0.07%	7.85	% 05/01/06
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – American Funds Growth – Income Fund – Class II
2007	0.80%	1,646	$9.839552	$16,196	3.27%	-1.60	% 05/01/07
Nationwide VIT – American Funds Growth Fund – Class II
2007	0.80%	27,580	11.443839	315,621	0.68%	11.00%
2006	0.80%	17,582	10.309581	181,263	1.29%	3.10	% 05/01/06
Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.80%	3,306	13.772430	45,532	7.20%	2.31%
2006	0.80%	8,630	13.461693	116,174	7.10%	9.72%
2005	0.80%	15,130	12.268656	185,625	6.81%	1.57%
2004	0.80%	29,550	12.079399	356,946	8.50%	9.22%
2003	0.80%	13,029	11.059766	144,098	9.25%	10.60	% 05/01/03
Nationwide VIT – Federated High Income Bond Fund – Class III
2007	0.80%	11,368	11.773527	133,841	8.02%	2.34%
2006	0.80%	9,102	11.504161	104,711	7.03%	9.72%
2005	0.80%	8,904	10.485051	93,359	6.33%	4.85	% 05/02/05
Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.80%	13,266	34.811779	461,813	0.71%	44.41%
2006	0.80%	24,800	24.105617	597,819	0.72%	35.63%
2005	0.80%	57,534	17.772777	1,022,539	0.61%	31.58%
2004	0.80%	84,992	13.506849	1,147,974	0.93%	19.78%
2003	0.80%	74,580	11.276219	840,980	0.66%	63.95%
Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	0.80%	61,574	25.965810	1,598,819	0.74%	44.38%
2006	0.80%	71,548	17.983970	1,286,717	0.78%	35.56%
2005	0.80%	49,358	13.266490	654,807	0.19%	32.66	% 05/02/05
Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	0.80%	18,462	23.582792	435,386	2.36%	19.47%
2006	0.80%	44,146	19.739493	871,420	2.82%	36.47%
2005	0.80%	52,446	14.464451	758,603	2.16%	5.54%
2004	0.80%	38,258	13.704848	524,320	1.92%	28.93%
2003	0.80%	6,211	10.629478	66,020	0.70%	23.06%
Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.80%	24,468	16.114464	394,289	0.38%	26.13%
2006	0.80%	90,176	12.776337	1,152,119	0.78%	31.91%
2005	0.80%	37,028	9.685731	358,643	1.03%	29.17%
2004	0.80%	16,036	7.498148	120,240	1.40%	13.28%
2003	0.80%	5,733	6.618892	37,946	0.00%	34.54%
Nationwide VIT – Global Financial Services Fund – Class I
2007	0.80%	8,522	18.752014	159,805	3.13%	-1.85%
2006	0.80%	20,092	19.104581	383,849	1.89%	19.37%
2005	0.80%	31,498	16.005171	504,131	2.00%	10.27%
2004	0.80%	23,526	14.514755	341,474	1.45%	20.03%
2003	0.80%	19,256	12.092670	232,856	0.88%	40.33%
Nationwide VIT – Global Health Sciences Fund – Class I
2007	0.80%	2,752	14.810633	40,759	0.08%	12.25%
2006	0.80%	3,876	13.193822	51,139	0.00%	1.89%
2005	0.80%	24,756	12.948895	320,563	0.00%	7.58%
2004	0.80%	44,046	12.036757	530,171	0.00%	7.00%
2003	0.80%	22,955	11.249287	258,227	0.00%	35.61%
Nationwide VIT – Global Health Sciences Fund – Class III
2007	0.80%	5,112	12.228112	62,510	0.09%	12.32%
2006	0.80%	14,692	10.886820	159,949	0.00%	1.89%
2005	0.80%	19,656	10.685265	210,030	0.00%	6.85	% 05/02/05
Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.80%	35,194	4.002446	140,862	0.00%	19.13%
2006	0.80%	51,828	3.359674	174,125	0.00%	10.29%
2005	0.80%	124,346	3.046342	378,800	0.00%	-1.31%
2004	0.80%	219,234	3.086695	676,708	0.00%	3.48%
2003	0.80%	304,934	2.982846	909,571	0.00%	54.00%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Global Technology and Communications Fund – Class III
2007	0.80%	8,672	$16.097584	$139,598	0.00%	19.22%
2006	0.80%	8,150	13.502082	110,042	0.00%	10.20%
2005	0.80%	10,504	12.252375	128,699	0.00%	22.52	% 05/02/05
Nationwide VIT – Government Bond Fund – Class I
2007	0.80%	102,864	26.510441	2,726,970	4.45%	6.30%
2006	0.80%	157,392	24.939296	3,925,246	4.11%	2.52%
2005	0.80%	225,488	24.326268	5,485,282	3.64%	2.44%
2004	0.80%	314,094	23.746180	7,458,533	5.48%	2.44%
2003	0.80%	448,119	23.180734	10,387,727	3.14%	1.19%
Nationwide VIT – Growth Fund – Class I
2007	0.80%	427,558	22.441944	9,595,233	0.17%	18.59%
2006	0.80%	597,654	18.924499	11,310,303	0.05%	5.32%
2005	0.80%	720,822	17.967853	12,951,624	0.08%	5.65%
2004	0.80%	818,234	17.006258	13,915,099	0.33%	7.30%
2003	0.80%	936,407	15.849998	14,842,049	0.02%	31.68%
Nationwide VIT – International Index Fund – Class VI
2007	0.80%	678	11.858321	8,040	1.82%	8.62%
2006	0.80%	1,052	10.917219	11,485	1.38%	9.17	% 05/01/06
Nationwide VIT – International Value Fund – Class I
2007	0.80%	5,630	22.865372	128,732	2.06%	2.09%
2006	0.80%	14,186	22.396963	317,723	2.08%	21.70%
2005	0.80%	27,788	18.404112	511,413	1.34%	11.20%
2004	0.80%	64,536	16.550116	1,068,078	2.03%	19.33%
2003	0.80%	6,704	13.764414	92,277	0.00%	37.64	% 05/01/03
Nationwide VIT – International Value Fund – Class III
2007	0.80%	30,584	14.163711	433,183	2.12%	2.11%
2006	0.80%	45,492	13.871454	631,040	2.01%	21.77%
2005	0.80%	35,798	11.391430	407,790	0.95%	13.91	% 05/02/05
Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.80%	73,246	15.967821	1,169,579	2.03%	5.11%
2006	0.80%	91,086	15.191606	1,383,743	2.11%	15.94%
2005	0.80%	85,552	13.103041	1,120,991	1.95%	7.07%
2004	0.80%	57,102	12.237400	698,780	1.75%	13.12%
2003	0.80%	45,840	10.818285	495,910	1.41%	30.82%
Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.80%	19,826	12.509560	248,015	3.97%	4.54%
2006	0.80%	20,230	11.966643	242,085	2.89%	5.32%
2005	0.80%	40,486	11.362140	460,008	2.78%	2.49%
2004	0.80%	44,818	11.086539	496,877	2.46%	3.82%
2003	0.80%	27,042	10.678769	288,775	2.37%	7.05%
Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.80%	137,718	14.206661	1,956,513	2.62%	4.81%
2006	0.80%	241,266	13.554301	3,270,192	2.50%	10.47%
2005	0.80%	234,442	12.269879	2,876,575	2.36%	4.51%
2004	0.80%	230,378	11.740731	2,704,806	2.27%	8.66%
2003	0.80%	153,659	10.804715	1,660,242	2.06%	19.10%
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.80%	177,620	15.311321	2,719,597	2.25%	5.30%
2006	0.80%	247,768	14.540668	3,602,712	2.27%	13.63%
2005	0.80%	281,378	12.796464	3,600,643	2.14%	6.22%
2004	0.80%	250,424	12.046998	3,016,857	1.97%	11.20%
2003	0.80%	180,393	10.833658	1,954,316	1.54%	25.64%
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.80%	100,130	13.435963	1,345,343	2.92%	5.01%
2006	0.80%	99,224	12.794782	1,269,549	2.76%	7.56%
2005	0.80%	88,944	11.895366	1,058,021	2.75%	3.66%
2004	0.80%	43,224	11.475860	496,033	2.48%	6.31%
2003	0.80%	40,296	10.795210	435,004	2.34%	12.79%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Units Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.80%	39,732	$7.151367	$284,138	0.00%	8.14%
2006	0.80%	77,924	6.612974	515,309	0.00%	9.03%
2005	0.80%	88,246	6.065031	535,215	0.00%	8.87%
2004	0.80%	97,936	5.570908	545,592	0.00%	14.42%
2003	0.80%	398,980	4.868865	1,942,580	0.00%	39.02%
Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.80%	81,490	17.072106	1,391,206	1.35%	6.70%
2006	0.80%	141,094	16.000413	2,257,562	1.13%	9.02%
2005	0.80%	229,268	14.677115	3,364,993	1.03%	11.21%
2004	0.80%	324,610	13.197899	4,284,170	0.54%	14.81%
2003	0.80%	402,465	11.495433	4,626,509	0.49%	33.58%
Nationwide VIT – Money Market Fund – Class I
2007	0.80%	329,710	16.477531	5,432,807	4.64%	3.95%
2006	0.80%	566,642	15.851431	8,982,087	4.49%	3.70%
2005	0.80%	727,730	15.286397	11,124,370	2.64%	1.85%
2004	0.80%	899,340	15.008890	13,498,095	0.78%	0.00%
2003	0.80%	1,224,466	15.008153	18,376,973	0.63%	-0.18%
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.80%	29,062	8.468125	246,101	0.00%	8.87%
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.80%	92,646	21.905042	2,029,415	1.10%	-7.64%
2006	0.80%	175,584	23.717026	4,164,330	0.43%	16.36%
2005	0.80%	287,838	20.382189	5,866,769	0.06%	2.25%
2004	0.80%	410,958	19.932939	8,191,601	0.00%	16.36%
2003	0.80%	566,915	17.129814	9,711,149	0.00%	55.61%
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.80%	190,308	39.414039	7,500,807	0.09%	1.31%
2006	0.80%	325,094	38.902849	12,647,083	0.11%	11.15%
2005	0.80%	568,428	35.000912	19,895,498	0.00%	11.42%
2004	0.80%	659,468	31.412204	20,715,343	0.00%	18.07%
2003	0.80%	812,594	26.603797	21,618,086	0.00%	39.89%
Nationwide VIT – Nationwide Fund – Class I
2007	0.80%	846,056	43.389809	36,710,208	1.05%	7.31%
2006	0.80%	1,155,132	40.432316	46,704,662	1.08%	12.72%
2005	0.80%	1,522,010	35.868129	54,591,651	0.91%	6.59%
2004	0.80%	1,808,392	33.651239	60,854,631	1.28%	8.88%
2003	0.80%	2,115,628	30.907637	65,389,062	0.56%	26.50%
Nationwide VIT – Nationwide Leaders Fund – Class I
2007	0.80%	7,118	17.182548	122,305	1.15%	10.67%
2006	0.80%	10,376	15.526442	161,102	0.97%	15.12%
2005	0.80%	12,432	13.486728	167,667	1.54%	9.44%
2004	0.80%	3,724	12.323917	45,894	0.52%	17.85%
2003	0.80%	6,691	10.457551	69,971	0.19%	24.39%
Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	0.80%	7,828	18.384573	143,914	0.00%	21.50%
2006	0.80%	13,106	15.130732	198,303	0.25%	-1.08%
2005	0.80%	30,714	15.296041	469,803	0.00%	11.07%
2004	0.80%	27,528	13.771155	379,092	0.00%	11.51%
2003	0.80%	55,080	12.349314	680,200	0.00%	50.93%
Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.80%	10,218	16.947459	173,169	1.71%	-3.00%
2006	0.80%	22,182	17.471634	387,556	1.74%	14.98%
2005	0.80%	32,400	15.194781	492,311	1.69%	3.42%
2004	0.80%	29,708	14.692503	436,485	1.56%	16.56%
2003	0.80%	9,638	12.604789	121,485	1.52%	26.05	% 05/01/03
Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.80%	19,404	14.756333	286,332	4.10%	3.79%
2006	0.80%	37,902	14.217959	538,889	4.42%	4.00%
2005	0.80%	44,454	13.670462	607,707	3.89%	1.37%
2004	0.80%	59,986	13.485955	808,968	4.85%	5.68%
2003	0.80%	67,316	12.760526	858,988	5.47%	11.22%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman AMT – Balanced Portfolio – I Class Shares
2007	0.80%	1,448	$31.451710	$45,542	0.81%	14.68%
2006	0.80%	852	27.426214	23,367	0.77%	9.79%
2005	0.80%	1,268	24.981076	31,676	1.03%	8.31%
2004	0.80%	1,898	23.063588	43,775	1.30%	8.44%
2003	0.80%	3,028	21.268673	64,402	1.91%	15.35%
Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.80%	514	14.792303	7,603	0.00%	-0.29%
2006	0.80%	2,652	14.835360	39,343	0.00%	4.42%
2005	0.80%	1,526	14.207958	21,681	0.00%	2.08%
2004	0.80%	3,644	13.918505	50,719	0.00%	10.99%
2003	0.80%	854	12.540843	10,710	0.00%	25.41	% 05/01/03
Neuberger Berman AMT – Growth Portfolio- Class I
2007	0.80%	185,704	36.562250	6,789,756	0.00%	21.71%
2006	0.80%	262,710	30.039737	7,891,739	0.00%	13.16%
2005	0.80%	370,758	26.545874	9,842,095	0.00%	12.60%
2004	0.80%	519,352	23.576070	12,244,279	0.00%	15.67%
2003	0.80%	637,363	20.381526	12,990,431	0.00%	30.35%
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.80%	47,724	14.696621	701,382	0.26%	6.53%
2006	0.80%	73,922	13.796076	1,019,834	0.67%	12.48%
2005	0.80%	88,548	12.265806	1,086,113	0.14%	7.53%
2004	0.80%	121,580	11.406874	1,386,848	0.12%	14.89%
2003	0.80%	143,460	9.928356	1,424,322	0.84%	30.71%
Neuberger Berman AMT – International Portfolio – Class S
2007	0.80%	8,240	14.656417	120,769	1.68%	2.39%
2006	0.80%	8,786	14.314811	125,770	0.00%	22.47%
2005	0.80%	58,070	11.688169	678,732	0.22%	16.88	% 05/02/05
Neuberger Berman AMT – Mid-Cap Growth Portfolio – Class S
2007	0.80%	6,654	21.854333	145,419	0.00%	21.22%
2006	0.80%	11,910	18.028719	214,722	0.00%	13.56%
2005	0.80%	9,044	15.875842	143,581	0.00%	12.52%
2004	0.80%	11,620	14.108984	163,946	0.00%	15.11%
2003	0.80%	17,581	12.256991	215,490	0.00%	22.57	% 05/01/03
Neuberger Berman AMT – Partners Portfolio- Class I
2007	0.80%	193,268	40.603834	7,847,422	0.64%	8.46%
2006	0.80%	317,204	37.436671	11,875,062	0.71%	11.35%
2005	0.80%	450,896	33.621038	15,159,592	1.02%	17.11%
2004	0.80%	534,216	28.709463	15,337,054	0.01%	18.03%
2003	0.80%	637,464	24.324378	15,505,915	0.00%	34.01%
Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.80%	1,678	13.051065	21,900	0.66%	2.23%
2006	0.80%	2,974	12.766616	37,968	0.44%	10.05%
2005	0.80%	2,398	11.600355	27,818	0.00%	16.00	% 05/02/05
Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.80%	5,562	17.656802	98,207	0.09%	6.75%
2006	0.80%	9,890	16.540130	163,582	0.17%	12.80%
2005	0.80%	7,910	14.663357	115,987	0.00%	6.01%
2004	0.80%	18,504	13.832310	255,953	0.00%	12.38%
2003	0.80%	3,251	12.308850	40,016	0.00%	23.09	% 05/01/03
Oppenheimer VAF – Balanced Fund – Non-Service Shares
2007	0.80%	85,350	37.948682	3,238,920	2.57%	2.96%
2006	0.80%	146,968	36.859294	5,417,137	2.13%	10.26%
2005	0.80%	211,716	33.428671	7,077,385	1.76%	3.06%
2004	0.80%	325,990	32.435047	10,573,501	1.01%	9.22%
2003	0.80%	378,776	29.695890	11,248,090	2.82%	23.96%
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.80%	209,154	19.607337	4,100,953	0.23%	13.23%
2006	0.80%	329,602	17.315647	5,707,272	0.38%	7.09%
2005	0.80%	488,450	16.169181	7,897,836	0.93%	4.26%
2004	0.80%	653,294	15.508004	10,131,286	0.33%	6.08%
2003	0.80%	796,583	14.618573	11,644,907	0.38%	29.90%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF – Core Bond Fund – Non-Service Shares
2007	0.80%	87,142	$26.282217	$2,290,285	5.26%	3.56%
2006	0.80%	146,462	25.379927	3,717,195	5.20%	4.44%
2005	0.80%	276,654	24.300441	6,722,814	5.34%	1.77%
2004	0.80%	337,846	23.877339	8,066,863	4.80%	4.65%
2003	0.80%	422,466	22.815950	9,638,963	5.67%	5.93%
Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.80%	160,562	14.773970	2,372,138	1.25%	5.49%
2006	0.80%	235,194	14.005648	3,294,044	0.80%	16.75%
2005	0.80%	156,170	11.995949	1,873,407	0.00%	19.96	% 05/02/05
Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.80%	148,584	47.979344	7,128,963	1.37%	5.47%
2006	0.80%	314,678	45.492106	14,315,365	1.04%	16.76%
2005	0.80%	519,226	38.963173	20,230,692	1.07%	13.40%
2004	0.80%	723,504	34.359210	24,859,026	1.25%	18.21%
2003	0.80%	941,453	29.065271	27,363,587	0.76%	41.88%
Oppenheimer VAF – High Income Fund – Class 3
2007	0.80%	2,712	9.609476	26,061	0.00%	-3.91	% 05/01/07
Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.80%	7,928	13.127703	104,076	6.11%	-0.90%
2006	0.80%	17,852	13.247178	236,489	6.97%	8.55%
2005	0.80%	20,712	12.203356	252,756	6.75%	1.50%
2004	0.80%	30,734	12.022940	369,513	4.23%	8.10%
2003	0.80%	12,557	11.122220	139,662	0.00%	11.22	% 05/01/03
Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares
2007	0.80%	14,068	19.926143	280,321	0.32%	-2.00%
2006	0.80%	24,146	20.333041	490,962	0.14%	14.08%
2005	0.80%	28,068	17.822891	500,253	0.00%	9.05%
2004	0.80%	26,984	16.344185	441,031	0.00%	18.47%
2003	0.80%	26,396	13.796198	364,164	0.00%	37.96	% 05/01/03
Oppenheimer VAF – Main Street®– Non-Service Shares
2007	0.80%	29,480	10.968850	323,362	1.00%	3.59%
2006	0.80%	57,418	10.588991	607,999	1.11%	14.11%
2005	0.80%	92,862	9.279543	861,717	1.25%	5.13%
2004	0.80%	97,760	8.826404	862,869	0.84%	8.59%
2003	0.80%	114,284	8.128407	928,947	0.90%	25.71%
Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.80%	67,290	6.755828	454,600	0.00%	5.48%
2006	0.80%	125,750	6.404804	805,404	0.00%	2.14%
2005	0.80%	203,896	6.270767	1,278,584	0.00%	11.43%
2004	0.80%	265,960	5.627305	1,496,638	0.00%	18.82%
2003	0.80%	315,600	4.735882	1,494,644	0.00%	24.59%
Putnam VT – Growth and Income Fund – IB Shares
2007	0.80%	1,852	15.242345	28,229	1.31%	-6.79%
2006	0.80%	2,546	16.352963	41,635	1.14%	14.99%
2005	0.80%	6,136	14.221232	87,261	1.56%	4.39%
2004	0.80%	3,926	13.622923	53,484	1.66%	10.23%
2003	0.80%	1,210	12.359054	14,954	0.00%	23.59	% 05/01/03
Putnam VT – International Equity Fund – IB Shares
2007	0.80%	5,836	22.247335	129,835	2.65%	7.50%
2006	0.80%	9,818	20.695424	203,188	0.44%	26.70%
2005	0.80%	18,032	16.333628	294,528	1.11%	11.31%
2004	0.80%	8,052	14.674512	118,159	1.61%	15.27%
2003	0.80%	4,931	12.730633	62,775	0.00%	27.31	% 05/01/03
Putnam VT – Voyager Fund – IB Shares
2007	0.80%	1,028	14.103871	14,499	0.00%	4.68%
2006	0.80%	2,010	13.473959	27,083	0.13%	4.60%
2005	0.80%	2,700	12.881691	34,781	0.60%	4.85%
2004	0.80%	1,378	12.285483	16,929	0.19%	4.20%
2003	0.80%	1,238	11.790763	14,597	0.00%	17.91	% 05/01/03
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Blue Chip Growth Portfolio – II
2007	0.80%	4,272	$13.621873	$58,193	0.12%	11.59%
2006	0.80%	9,592	12.207295	117,092	0.24%	8.46%
2005	0.80%	17,726	11.255124	199,508	0.29%	12.55	% 05/02/05
T. Rowe Price Equity Income Portfolio – II
2007	0.80%	25,522	12.728449	324,855	1.53%	2.20%
2006	0.80%	36,012	12.453914	448,490	1.59%	17.70%
2005	0.80%	21,876	10.580627	231,462	1.20%	5.81	% 05/02/05
T. Rowe Price Limited Term Bond Portfolio – Class II
2007	0.80%	1,904	10.851378	20,661	3.91%	4.38%
2006	0.80%	4,952	10.395898	51,480	3.80%	3.20%
2005	0.80%	2,888	10.073971	29,094	1.39%	0.74	% 05/02/05
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.80%	147,566	27.387135	4,041,410	0.53%	6.92%
2006	0.80%	216,438	25.614125	5,543,870	0.11%	8.33%
2005	0.80%	285,024	23.643910	6,739,082	0.00%	2.79%
2004	0.80%	333,044	23.001657	7,660,564	0.38%	5.36%
2003	0.80%	403,682	21.830604	8,812,622	0.11%	25.00%
Turner GVIT Growth Focus Fund – Class I
2003	0.80%	103,819	3.251119	337,528	0.00%	49.76%
Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class
2007	0.80%	24,290	22.571765	548,268	5.77%	8.83%
2006	0.80%	42,580	20.739979	883,108	8.51%	5.63%
2005	0.80%	64,726	19.633767	1,270,815	7.55%	-3.80%
2004	0.80%	94,458	20.409871	1,927,876	8.78%	8.28%
2003	0.80%	159,535	18.848928	3,007,064	1.75%	17.22%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.80%	93,500	29.341648	2,743,444	0.43%	36.51%
2006	0.80%	204,428	21.493674	4,393,909	0.60%	38.38%
2005	0.80%	293,746	15.531958	4,562,451	0.73%	30.95%
2004	0.80%	322,338	11.861162	3,823,303	0.59%	24.89%
2003	0.80%	401,918	9.497431	3,817,188	0.11%	52.96%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.80%	41,152	65.808830	2,708,165	0.11%	44.19%
2006	0.80%	71,458	45.639544	3,261,311	0.07%	23.50%
2005	0.80%	119,090	36.954214	4,400,877	0.30%	50.47%
2004	0.80%	134,666	24.559747	3,307,363	0.37%	23.24%
2003	0.80%	173,612	19.968789	3,466,821	0.48%	43.92%
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2007	0.80%	10,704	11.729400	125,551	3.05%	4.61%
2006	0.80%	15,064	11.212678	168,908	3.94%	2.91%
2005	0.80%	22,076	10.895944	240,539	3.62%	3.39%
2004	0.80%	15,460	10.539104	162,935	4.78%	3.54%
2003	0.80%	2,958	10.179170	30,110	0.00%	1.79	% 05/01/03
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.80%	20,760	21.010045	436,169	7.41%	5.68%
2006	0.80%	31,246	19.881064	621,204	7.72%	9.93%
2005	0.80%	68,904	18.085748	1,246,180	7.52%	11.36%
2004	0.80%	74,670	16.240956	1,212,712	6.41%	9.19%
2003	0.80%	113,201	14.874690	1,683,830	0.00%	26.85%
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.80%	84,232	50.130463	4,222,589	1.10%	-17.74%
2006	0.80%	195,750	60.938109	11,928,635	1.08%	36.95%
2005	0.80%	267,504	44.496942	11,903,110	1.22%	16.12%
2004	0.80%	332,014	38.319214	12,722,516	1.55%	35.31%
2003	0.80%	336,013	28.319843	9,515,835	0.00%	36.42%
Wells Fargo AVT – Discovery FundSM
2007	0.80%	44,382	44.472235	1,973,767	0.00%	21.34%
2006	0.80%	70,852	36.649699	2,596,704	0.00%	13.73%
2005	0.80%	130,268	32.224282	4,197,793	0.00%	7.41%
2004	0.80%	194,396	30.000581	5,831,993	0.00%	14.80%
2003	0.80%	240,474	26.133664	6,284,467	0.00%	38.32%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo AVT – Opportunity FundSM
2007	0.80%	145,372	$59.639193	$8,669,869	0.61%	5.78%
2006	0.80%	232,092	56.380823	13,085,538	0.00%	11.33%
2005	0.80%	373,488	50.644296	18,915,037	0.00%	7.03%
2004	0.80%	515,136	47.318990	24,375,715	0.00%	17.28%
2003	0.80%	690,716	40.347502	27,868,665	0.07%	35.92%
Single Premium contracts issued on or after April 16, 1990 (policy years 11 and thereafter)
American Century VP – Balanced Fund – Class I
2007	1.00%	38,914	12.269595	477,459	2.12%	3.89%
2006	1.00%	44,838	11.810656	529,566	1.93%	8.53%
2005	1.00%	52,040	10.882231	566,311	1.83%	3.89%
American Century VP – Capital Appreciation Fund – Class I
2007	1.00%	220,292	11.894815	2,620,333	0.00%	44.35%
2006	1.00%	149,970	8.240477	1,235,824	0.00%	16.06%
2005	1.00%	171,146	7.100441	1,215,212	0.00%	20.85%
American Century VP – Income & Growth Fund – Class I
2007	1.00%	14,802	11.429189	169,175	1.88%	-1.07%
2006	1.00%	24,302	11.552475	280,748	1.88%	15.93%
2005	1.00%	20,504	9.965424	204,331	2.03%	3.59%
American Century VP – International Fund – Class I
2007	1.00%	79,918	11.883894	949,737	0.72%	16.88%
2006	1.00%	60,986	10.167970	620,104	1.65%	23.79%
2005	1.00%	61,088	8.214210	501,790	1.27%	12.13%
American Century VP – Ultra® Fund – Class I
2007	1.00%	2,778	12.555821	34,880	0.00%	19.81%
2006	1.00%	1,340	10.480144	14,043	0.00%	-4.24%
2005	1.00%	5,288	10.943695	57,870	0.00%	1.15%
American Century VP – Value Fund – Class I
2007	1.00%	72,664	18.067598	1,312,864	1.65%	-6.09%
2006	1.00%	83,020	19.238731	1,597,199	1.39%	17.48%
2005	1.00%	71,670	16.376728	1,173,720	0.88%	3.99%
Credit Suisse Trust – Global Small Cap Portfolio
2007	1.00%	8,982	6.923255	62,185	0.00%	-4.92%
2006	1.00%	8,040	7.281318	58,542	0.00%	12.08%
2005	1.00%	3,714	6.496475	24,128	0.00%	14.99%
Credit Suisse Trust – International Focus Portfolio
2007	1.00%	39,182	12.900878	505,482	1.08%	15.43%
2006	1.00%	25,416	11.176387	284,059	1.03%	17.48%
2005	1.00%	15,960	9.513742	151,839	0.91%	16.27%
Credit Suisse Trust – Small Cap Core I Portfolio
2007	1.00%	65,396	7.317026	478,504	0.00%	-1.83%
2006	1.00%	51,800	7.453113	386,071	0.00%	3.73%
2005	1.00%	41,474	7.185242	298,001	0.00%	-3.65%
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	1.00%	18,706	14.844030	277,672	0.37%	-1.65%
2006	1.00%	20,468	15.092865	308,921	0.36%	13.28%
2005	1.00%	15,334	13.324009	204,310	0.00%	6.17%
Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	1.00%	340,954	10.560744	3,600,728	1.70%	4.20%
2006	1.00%	377,588	10.134844	3,826,795	1.65%	14.35%
2005	1.00%	344,792	8.862854	3,055,841	1.60%	3.65%
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	1.00%	78,734	11.460137	902,302	1.61%	6.06%
2006	1.00%	77,230	10.805247	834,489	1.49%	15.32%
2005	1.00%	21,248	9.369677	199,087	0.02%	3.34%
Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2007	1.00%	16,816	11.118706	186,972	0.76%	7.36%
2006	1.00%	22,804	10.356384	236,167	0.77%	13.38%
2005	1.00%	23,964	9.134532	218,900	1.34%	2.33%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated IS – Quality Bond Fund II – Primary Shares
2007	1.00%	32,494	$12.283540	$399,141	4.97%	4.33%
2006	1.00%	29,734	11.773803	350,082	3.43%	3.12%
2005	1.00%	4,004	11.417503	45,716	3.65%	0.29%
Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	1.00%	463,760	14.336823	6,648,845	1.77%	0.51%
2006	1.00%	502,702	14.263392	7,170,236	3.30%	19.00%
2005	1.00%	537,298	11.985917	6,440,009	1.64%	4.81%
Fidelity® VIP – Growth Portfolio – Initial Class
2007	1.00%	773,552	9.252332	7,157,160	0.82%	25.69%
2006	1.00%	747,634	7.360951	5,503,297	0.40%	5.79%
2005	1.00%	746,748	6.958097	5,195,945	0.51%	4.75%
Fidelity® VIP – High Income Portfolio – Initial Class
2007	1.00%	145,894	11.937443	1,741,601	7.41%	1.76%
2006	1.00%	136,954	11.731213	1,606,637	7.80%	10.13%
2005	1.00%	126,486	10.651851	1,347,310	16.14%	1.68%
Fidelity® VIP – Overseas Portfolio – Initial Class
2007	1.00%	169,320	14.425299	2,442,492	3.29%	16.14%
2006	1.00%	180,844	12.420750	2,246,218	0.91%	16.91%
2005	1.00%	162,770	10.624371	1,729,329	0.71%	17.87%
Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2007	1.00%	229,524	12.562122	2,883,308	6.08%	14.35%
2006	1.00%	252,802	10.985811	2,777,235	2.71%	6.25%
2005	1.00%	287,746	10.339381	2,975,116	2.76%	3.01%
Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2007	1.00%	346,744	15.752271	5,462,005	0.93%	16.42%
2006	1.00%	364,854	13.531021	4,936,847	1.27%	10.61%
2005	1.00%	210,686	12.233291	2,577,383	0.29%	15.78%
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2007	1.00%	12,236	10.892121	133,276	0.00%	21.95%
2006	1.00%	10,970	8.931581	97,979	0.69%	4.41%
2005	1.00%	11,798	8.554456	100,925	0.95%	7.81%
Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	1.00%	12,228	16.059906	196,381	0.83%	4.54%
2006	1.00%	14,346	15.361961	220,383	0.41%	15.04%
2005	1.00%	11,298	13.353090	150,863	0.00%	1.54%
Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	1.00%	24,648	7.684584	189,410	0.00%	2.18%
2005	1.00%	9,740	7.520431	73,249	0.00%	7.02%
Janus Aspen Series – Forty Portfolio – Service Shares
2007	1.00%	22,756	12.002478	273,128	0.19%	35.27%
2006	1.00%	9,930	8.873089	88,110	0.14%	8.03%
2005	1.00%	8,522	8.213276	69,994	0.01%	11.44%
Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	1.00%	21,732	5.254782	114,197	0.37%	20.48%
2006	1.00%	17,218	4.361506	75,096	0.00%	6.76%
2005	1.00%	17,522	4.085406	71,584	0.00%	10.44%
Janus Aspen Series – International Growth Portfolio – Service Shares
2007	1.00%	47,972	18.208982	873,521	0.43%	26.74%
2006	1.00%	109,880	14.367390	1,578,689	1.92%	45.17%
2005	1.00%	35,600	9.896611	352,319	1.14%	30.63%
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	1.00%	47,540	12.476258	593,121	2.65%	3.72%
2006	1.00%	58,744	12.028394	706,596	3.06%	3.17%
2005	1.00%	47,674	11.659063	555,834	2.61%	0.44%
Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	1.00%	47,852	33.798406	1,617,321	0.71%	44.12%
2006	1.00%	29,436	23.450961	690,302	0.72%	35.36%
2005	1.00%	19,494	17.324605	337,726	0.61%	31.32%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	1.00%	20,120	$23.317091	$469,140	2.36%	19.23%
2006	1.00%	38,254	19.556346	748,108	2.82%	36.20%
2005	1.00%	8,262	14.358831	118,633	2.16%	5.33%
Nationwide VIT – Gartmore International Growth Fund – Class I
2007	1.00%	73,628	15.966923	1,175,613	0.38%	25.87%
2006	1.00%	37,946	12.684823	481,338	0.78%	31.65%
2005	1.00%	24,308	9.635544	234,221	1.03%	28.92%
Nationwide VIT – Global Financial Services Fund – Class I
2007	1.00%	5,350	18.540690	99,193	3.13%	-2.04%
2006	1.00%	5,656	18.927318	107,053	1.89%	19.13%
2005	1.00%	5,612	15.888310	89,165	2.00%	10.05%
Nationwide VIT – Global Health Sciences Fund – Class I
2007	1.00%	14,292	14.643631	209,287	0.08%	12.03%
2006	1.00%	17,932	13.071309	234,395	0.00%	1.69%
2005	1.00%	19,108	12.854278	245,620	0.00%	7.36%
Nationwide VIT – Global Technology and Communications Fund – Class I
2007	1.00%	39,948	3.833761	153,151	0.00%	18.89%
2006	1.00%	27,680	3.224567	89,256	0.00%	10.07%
2005	1.00%	15,226	2.929673	44,607	0.00%	-1.50%
Nationwide VIT – Government Bond Fund – Class I
2007	1.00%	140,436	14.004670	1,966,760	4.45%	6.09%
2006	1.00%	127,692	13.201192	1,685,687	4.11%	2.32%
2005	1.00%	119,678	12.902408	1,544,134	3.64%	2.24%
Nationwide VIT – Growth Fund – Class I
2007	1.00%	49,378	6.879197	339,681	0.17%	18.35%
2006	1.00%	55,020	5.812653	319,812	0.05%	5.11%
2005	1.00%	38,158	5.529847	211,008	0.08%	5.44%
Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	1.00%	328	15.779509	5,176	2.03%	4.90%
2006	1.00%	290	15.042687	4,362	2.11%	15.71%
Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	1.00%	5,692	12.362022	70,365	3.97%	4.33%
2006	1.00%	5,798	11.849304	68,702	2.89%	5.11%
2005	1.00%	2,858	11.273191	32,219	2.78%	2.28%
Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	1.00%	45,290	14.039145	635,833	2.62%	4.60%
2006	1.00%	41,320	13.421439	554,574	2.50%	10.25%
2005	1.00%	36,840	12.173861	448,485	2.36%	4.30%
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	1.00%	38,380	15.130768	580,719	2.25%	5.09%
2006	1.00%	23,212	14.398126	334,209	2.27%	13.40%
2005	1.00%	1,550	12.696312	19,679	2.14%	6.01%
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	1.00%	31,082	13.277544	412,693	2.92%	4.80%
2006	1.00%	77,310	12.669367	979,469	2.76%	7.35%
2005	1.00%	6,244	11.802269	73,693	2.75%	3.45%
Nationwide VIT – Mid Cap Growth Fund – Class I
2007	1.00%	27,266	6.587921	179,626	0.00%	7.92%
2006	1.00%	30,726	6.104214	187,558	0.00%	8.82%
2005	1.00%	24,834	5.609609	139,309	0.00%	8.65%
Nationwide VIT – Mid Cap Index Fund – Class I
2007	1.00%	34,096	15.323833	522,481	1.35%	6.48%
2006	1.00%	41,104	14.390791	591,519	1.13%	8.80%
2005	1.00%	43,640	13.226964	577,225	1.03%	10.99%
Nationwide VIT – Money Market Fund – Class I
2007	1.00%	419,234	11.293879	4,734,778	4.64%	3.74%
2006	1.00%	495,002	10.886811	5,388,993	4.49%	3.49%
2005	1.00%	408,430	10.519895	4,296,641	2.64%	1.64%
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	1.00%	26,118	8.349478	218,072	0.00%	8.65%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	1.00%	43,030	$17.444838	$750,651	1.10%	-7.83%
2006	1.00%	53,404	18.925926	1,010,720	0.43%	16.13%
2005	1.00%	105,618	16.297231	1,721,281	0.06%	2.05%
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	1.00%	38,152	15.198601	579,857	0.09%	1.11%
2006	1.00%	49,560	15.031685	744,970	0.11%	10.93%
2005	1.00%	40,176	13.551021	544,426	0.00%	11.20%
Nationwide VIT – Nationwide Fund – Class I
2007	1.00%	149,962	11.797304	1,769,147	1.05%	7.10%
2006	1.00%	167,948	11.015308	1,849,999	1.08%	12.50%
2005	1.00%	153,820	9.791361	1,506,107	0.91%	6.38%
Nationwide VIT – Nationwide Leaders Fund – Class I
2007	1.00%	1,218	16.988891	20,692	1.15%	10.44%
2006	1.00%	2,084	15.382337	32,057	0.97%	14.89%
2005	1.00%	3,916	13.388228	52,428	1.54%	9.22%
Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	1.00%	2,584	18.177321	46,970	0.00%	21.26%
2006	1.00%	9,994	14.990265	149,813	0.25%	-1.28%
2005	1.00%	13,390	15.184319	203,318	0.00%	10.85%
Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	1.00%	17,946	14.240475	255,560	4.10%	3.58%
2006	1.00%	14,786	13.748525	203,286	4.42%	3.80%
2005	1.00%	2,210	13.245485	29,273	3.89%	1.17%
Neuberger Berman AMT – Growth Portfolio- Class I
2007	1.00%	181,806	7.762827	1,411,329	0.00%	21.47%
2006	1.00%	200,916	6.390816	1,284,017	0.00%	12.94%
2005	1.00%	189,716	5.658791	1,073,563	0.00%	12.37%
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	1.00%	4,748	12.957908	61,524	0.26%	6.31%
2006	1.00%	7,572	12.188388	92,290	0.67%	12.25%
2005	1.00%	2,788	10.858076	30,272	0.14%	7.32%
Neuberger Berman AMT – Partners Portfolio- Class I
2007	1.00%	86,432	16.050889	1,387,310	0.64%	8.24%
2006	1.00%	89,328	14.828703	1,324,618	0.71%	11.13%
2005	1.00%	78,466	13.343910	1,047,043	1.02%	16.87%
Oppenheimer VAF – Balanced Fund – Non-Service Shares
2007	1.00%	129,370	13.967806	1,807,015	2.57%	2.75%
2006	1.00%	143,020	13.594148	1,944,235	2.13%	10.04%
2005	1.00%	127,708	12.353496	1,577,640	1.76%	2.86%
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	1.00%	70,288	9.884979	694,795	0.23%	13.01%
2006	1.00%	77,536	8.747201	678,223	0.38%	6.88%
2005	1.00%	112,070	8.184351	917,220	0.93%	4.06%
Oppenheimer VAF – Core Bond Fund – Non-Service Shares
2007	1.00%	51,906	14.189932	736,543	5.26%	3.35%
2006	1.00%	50,010	13.730362	686,655	5.20%	4.23%
2005	1.00%	32,080	13.172613	422,577	5.34%	1.57%
Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	1.00%	157,904	14.984363	2,366,091	1.37%	5.26%
2006	1.00%	160,988	14.236174	2,291,853	1.04%	16.52%
2005	1.00%	136,196	12.217371	1,663,957	1.07%	13.17%
Oppenheimer VAF – Main Street®– Non-Service Shares
2007	1.00%	6,962	10.795993	75,162	1.00%	3.38%
2006	1.00%	7,816	10.443096	81,623	1.11%	13.88%
2005	1.00%	16,864	9.169966	154,642	1.25%	4.92%
Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	1.00%	9,792	5.889904	57,674	0.00%	5.27%
2006	1.00%	13,928	5.595113	77,929	0.00%	1.93%
2005	1.00%	14,778	5.488955	81,116	0.00%	11.21%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
The Dreyfus Socially Responsible Growth Fund, Inc.– Initial Shares
2007	1.00%	20,698	$7.293750	$150,966	0.53%	6.71%
2006	1.00%	21,910	6.835295	149,761	0.11%	8.12%
2005	1.00%	20,360	6.322127	128,719	0.00%	2.59%
Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class
2007	1.00%	53,936	16.500009	889,944	5.77%	8.61%
2006	1.00%	42,236	15.191481	641,627	8.51%	5.42%
2005	1.00%	44,648	14.409920	643,374	7.55%	-3.99%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	1.00%	36,120	33.537534	1,211,376	0.43%	36.24%
2006	1.00%	39,850	24.616702	980,976	0.60%	38.11%
2005	1.00%	33,638	17.824242	599,572	0.73%	30.69%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	1.00%	68,368	40.935533	2,798,681	0.11%	43.90%
2006	1.00%	62,902	28.446616	1,789,349	0.07%	23.26%
2005	1.00%	66,950	23.079126	1,545,147	0.30%	50.17%
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	1.00%	7,184	21.065858	151,337	7.41%	5.47%
2006	1.00%	3,962	19.973989	79,137	7.72%	9.71%
2005	1.00%	8,002	18.206549	145,689	7.52%	11.14%
Van Kampen UIF – U.S.Real Estate Portfolio – Class I
2007	1.00%	39,508	26.129688	1,032,332	1.10%	-17.90%
2006	1.00%	73,408	31.826979	2,336,355	1.08%	36.68%
2005	1.00%	63,520	23.286362	1,479,150	1.22%	15.89%
Wells Fargo AVT – Discovery FundSM
2007	1.00%	25,612	19.579303	501,465	0.00%	21.10%
2006	1.00%	25,940	16.167820	419,393	0.00%	13.51%
2005	1.00%	30,292	14.243955	431,478	0.00%	7.20%
Wells Fargo AVT – Opportunity FundSM
2007	1.00%	146,392	13.806187	2,021,115	0.61%	5.57%
2006	1.00%	160,034	13.078165	2,092,951	0.00%	11.11%
2005	1.00%	179,860	11.770963	2,117,125	0.00%	6.81%
Single Premium contracts issued on or after April 16, 1990
American Century VP – Balanced Fund – Class I
2007	1.30%	8	24.593469	197	2.12%	3.57%
2006	1.30%	990	23.745073	23,508	1.93%	8.21%
2005	1.30%	2,878	21.944037	63,155	1.83%	3.58%
2004	1.30%	35,358	21.184881	749,055	1.68%	8.36%
2003	1.30%	36,906	19.550372	721,526	2.53%	17.92%
American Century VP – Capital Appreciation Fund – Class I
2007	1.30%	2	36.460250	73	0.00%	43.91%
2006	1.30%	556	25.335087	14,086	0.00%	15.71%
2005	1.30%	6,016	21.895512	131,723	0.00%	20.49%
2004	1.30%	66,996	18.171733	1,217,433	0.00%	6.19%
2003	1.30%	85,342	17.111726	1,460,349	0.00%	18.92%
American Century VP – Income & Growth Fund – Class I
2005	1.30%	8,246	11.784027	97,171	2.03%	3.28%
2004	1.30%	31,276	11.409408	356,841	1.44%	11.53%
2003	1.30%	21,876	10.229575	223,782	1.30%	27.68%
American Century VP – International Fund – Class I
2007	1.30%	354	26.406669	9,348	0.72%	16.52%
2006	1.30%	6,172	22.662010	139,870	1.65%	23.42%
2005	1.30%	14,464	18.362361	265,593	1.27%	11.80%
2004	1.30%	55,662	16.424915	914,244	0.58%	13.44%
2003	1.30%	52,719	14.478934	763,315	0.75%	22.90%
American Century VP – Ultra®Fund – Class I
2004	1.30%	8,076	10.732849	86,678	0.00%	9.25%
2003	1.30%	1,710	9.824442	16,800	0.00%	23.29%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – Value Fund – Class I
2005	1.30%	16,188	$21.324425	$345,200	0.88%	3.68%
2004	1.30%	92,778	20.567340	1,908,197	1.01%	12.86%
2003	1.30%	85,452	18.224277	1,557,301	1.09%	27.29%
Credit Suisse Trust – Global Small Cap Portfolio
2005	1.30%	2,682	13.753775	36,888	0.00%	14.65%
2004	1.30%	4,110	11.996474	49,306	0.00%	16.47%
2003	1.30%	10,616	10.300420	109,349	0.00%	45.75%
Credit Suisse Trust – International Focus Portfolio
2006	1.30%	10,164	15.763156	160,217	1.03%	17.13%
2005	1.30%	24,184	13.458367	325,477	0.91%	15.93%
2004	1.30%	41,378	11.609376	480,373	0.99%	13.26%
2003	1.30%	33,394	10.250133	342,293	0.49%	31.37%
Credit Suisse Trust – Small Cap Core I Portfolio
2006	1.30%	7,148	17.853550	127,617	0.00%	3.42%
2005	1.30%	18,546	17.263500	320,169	0.00%	-3.93%
2004	1.30%	42,546	17.970297	764,564	0.00%	9.44%
2003	1.30%	49,309	16.420586	809,683	0.00%	46.63%
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2005	1.30%	5,586	13.178346	73,614	0.00%	5.85%
2004	1.30%	21,594	12.449758	268,840	0.50%	20.31%
2003	1.30%	14,581	10.347973	150,884	0.33%	36.00%
Dreyfus Stock Index Fund, Inc.– Initial Shares
2007	1.30%	6	32.822912	197	1.70%	3.89%2
2006	1.30%	13,440	31.594380	424,628	1.65%	14.01%
2005	1.30%	43,062	27.711836	1,193,327	1.60%	3.34%
2004	1.30%	166,174	26.815353	4,456,014	1.80%	9.21%
2003	1.30%	181,645	24.553549	4,460,029	1.51%	26.71%
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2006	1.30%	10,234	15.282356	156,400	1.49%	14.98%
2005	1.30%	52,560	13.291662	698,610	0.02%	3.03%
2004	1.30%	69,410	12.900329	895,412	1.63%	3.69%
2003	1.30%	71,606	12.441321	890,873	1.40%	19.61%
Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	1.30%	7,396	12.832801	94,911	1.34%	2.02%
2004	1.30%	20,464	12.578597	257,408	1.23%	6.08%
2003	1.30%	19,988	11.857652	237,011	0.84%	24.94%
Federated IS – Quality Bond Fund II – Primary Shares
2005	1.30%	296	11.292632	3,343	3.65%	-0.01%
2004	1.30%	5,244	11.293463	59,223	4.98%	2.28%
2003	1.30%	11,443	11.041537	126,348	3.93%	3.29%
Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	1.30%	6	51.725856	310	1.77%	0.21%
2006	1.30%	3,596	51.616411	185,613	3.30%	18.65%
2005	1.30%	27,500	43.504590	1,196,376	1.64%	4.50%
2004	1.30%	197,270	41.630375	8,212,424	1.56%	10.09%
2003	1.30%	228,092	37.815050	8,625,310	1.80%	28.65%
Fidelity® VIP – Growth Portfolio – Initial Class
2007	1.30%	144	49.269736	7,095	0.82%	25.32%
2006	1.30%	3,826	39.316236	150,424	0.40%	5.47%
2005	1.30%	34,904	37.275932	1,301,079	0.51%	4.44%
2004	1.30%	195,692	35.692511	6,984,739	0.27%	2.04%
2003	1.30%	224,376	34.977889	7,848,199	0.27%	31.13%
Fidelity® VIP – High Income Portfolio – Initial Class
2006	1.30%	9,972	30.387910	303,028	7.80%	9.80%
2005	1.30%	21,016	27.674631	581,610	16.14%	1.38%
2004	1.30%	106,760	27.298414	2,914,379	8.82%	8.18%
2003	1.30%	136,028	25.234771	3,432,635	5.94%	25.62%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP – Overseas Portfolio – Initial Class
2007	1.30%	2	$30.061976	$60	3.29%	15.79%
2006	1.30%	782	25.962703	20,303	0.91%	16.56%
2005	1.30%	5,672	22.274316	126,340	0.71%	17.51%
2004	1.30%	95,424	18.954713	1,808,735	1.14%	12.17%
2003	1.30%	111,937	16.898456	1,891,562	0.83%	41.52%
Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2007	1.30%	6	36.160198	217	6.08%	14.00%
2006	1.30%	654	31.718247	20,744	2.71%	5.93%
2005	1.30%	7,118	29.941319	213,122	2.76%	2.70%
2004	1.30%	121,996	29.152937	3,556,542	2.76%	4.11%
2003	1.30%	143,073	28.002882	4,006,456	3.62%	16.45%
Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2007	1.30%	348	38.999532	13,572	0.93%	16.07%
2006	1.30%	3,016	33.601299	101,342	1.27%	10.28%
2005	1.30%	72,552	30.469674	2,210,636	0.29%	15.43%
2004	1.30%	167,594	26.396331	4,423,867	0.34%	13.99%
2003	1.30%	185,397	23.157613	4,293,352	0.46%	26.81%
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2005	1.30%	844	10.765183	9,086	0.95%	7.49%
2004	1.30%	18,258	10.015165	182,857	0.53%	5.81%
2003	1.30%	18,158	9.465516	171,875	0.74%	28.20%
Fidelity® VIP III – Value Strategies Portfolio – Service Class
2005	1.30%	1,814	13.207092	23,958	0.00%	1.23%
2004	1.30%	23,932	13.046144	312,220	0.00%	12.52%
2003	1.30%	40,013	11.594984	463,950	0.00%	55.76%
Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2005	1.30%	3,160	7.384553	23,335	0.00%	6.70%
2004	1.30%	27,028	6.920939	187,059	0.00%	11.95%
2003	1.30%	28,379	6.182099	175,442	0.00%	32.53%
Janus Aspen Series – Forty Portfolio – Service Shares
2005	1.30%	1,398	7.732522	10,810	0.01%	11.11%
2004	1.30%	10,144	6.959531	70,597	0.02%	16.44%
2003	1.30%	13,360	5.976684	79,848	0.25%	18.68%
Janus Aspen Series – Global Technology Portfolio – Service Shares
2004	1.30%	21,408	3.479325	74,485	0.00%	-0.73%
2003	1.30%	36,630	3.505015	128,389	0.00%	44.58%
Janus Aspen Series – International Growth Portfolio – Service Shares
2005	1.30%	5,076	8.846998	44,907	1.14%	30.24%
2004	1.30%	29,924	6.792762	203,267	0.83%	17.15%
2003	1.30%	53,588	5.798153	310,711	0.99%	32.80%
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2006	1.30%	492	18.678278	9,190	3.06%	2.86%
2005	1.30%	3,662	18.158987	66,498	2.61%	0.14%
2004	1.30%	43,950	18.134220	796,999	3.64%	-0.52%
2003	1.30%	68,214	18.229469	1,243,505	4.41%	1.10%
Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2005	1.30%	2,774	17.312824	48,026	0.61%	30.93%
2004	1.30%	13,996	13.222981	185,069	0.93%	19.18%
2003	1.30%	31,749	11.094534	352,240	0.66%	63.13%
Nationwide VIT – Gartmore Global Utilities Fund – Class I
2005	1.30%	4,350	14.201823	61,778	2.16%	5.02%
2004	1.30%	21,056	13.523265	284,746	1.92%	28.29%
2003	1.30%	6,218	10.541163	65,545	0.70%	22.45%
Nationwide VIT – Gartmore International Growth Fund – Class I
2005	1.30%	3,512	9.434995	33,136	1.03%	28.53%
2004	1.30%	15,442	7.340515	113,352	1.40%	12.72%
2003	1.30%	4,222	6.512199	27,495	0.00%	33.87%
Nationwide VIT – Global Financial Services Fund – Class I
2005	1.30%	238	15.714600	3,740	2.00%	9.72%
2004	1.30%	9,204	14.322458	131,824	1.45%	19.43%
2003	1.30%	8,059	11.992233	96,645	0.88%	39.63%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Global Health Sciences Fund – Class I
2005	1.30%	286	$12.713706	$3,636	0.00%	7.04%
2004	1.30%	21,374	11.877203	253,863	0.00%	6.47%
2003	1.30%	22,102	11.155813	246,566	0.00%	34.93%
Nationwide VIT – Global Technology and Communications Fund – Class I
2005	1.30%	2,224	2.967380	6,599	0.00%	-1.80%
2004	1.30%	29,678	3.021716	89,678	0.00%	2.97%
2003	1.30%	49,780	2.934687	146,089	0.00%	53.23%
Nationwide VIT – Government Bond Fund – Class I
2006	1.30%	7,562	25.368610	191,837	4.11%	2.01%
2005	1.30%	16,748	24.868713	416,501	3.64%	1.93%
2004	1.30%	87,934	24.397010	2,145,327	5.48%	1.93%
2003	1.30%	125,005	23.935432	2,992,049	3.14%	0.68%
Nationwide VIT – Growth Fund – Class I
2006	1.30%	932	17.584603	16,389	0.05%	4.80%
2005	1.30%	6,860	16.779162	115,105	0.08%	5.13%
2004	1.30%	20,390	15.960562	325,436	0.33%	6.76%
2003	1.30%	25,825	14.949958	386,083	0.02%	31.03%
Nationwide VIT – Investor Destinations Conservative Fund – Class II
2004	1.30%	2,914	10.925221	31,836	2.46%	3.30%
2003	1.30%	2,945	10.576130	31,147	2.37%	6.51%
Nationwide VIT – Investor Destinations Moderate Fund – Class II
2006	1.30%	2,822	13.224582	37,320	2.50%	9.92%
2005	1.30%	11,178	12.031239	134,485	2.36%	3.99%
2004	1.30%	35,746	11.569914	413,578	2.27%	8.12%
2003	1.30%	32,069	10.700865	343,166	2.06%	18.50%
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2005	1.30%	22,262	12.547596	279,335	2.14%	5.69%
2004	1.30%	24,178	11.871734	287,035	1.97%	10.65%
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2005	1.30%	75,506	11.663995	880,702	2.75%	3.14%
2004	1.30%	78,358	11.308888	886,142	2.48%	5.78%
2003	1.30%	3,555	10.691448	38,008	2.34%	12.23%
Nationwide VIT – Mid Cap Growth Fund – Class I
2004	1.30%	19,586	5.442251	106,592	0.00%	13.85%
2003	1.30%	54,348	4.780255	259,797	0.00%	38.33%
Nationwide VIT – Mid Cap Index Fund – Class I
2006	1.30%	4,202	15.476230	65,031	1.13%	8.47%
2005	1.30%	15,760	14.267251	224,852	1.03%	10.66%
2004	1.30%	77,226	12.893433	995,708	0.54%	14.24%
2003	1.30%	76,418	11.286523	862,494	0.49%	32.91%
Nationwide VIT – Money Market Fund – Class I
2007	1.30%	252	15.923976	4,013	4.64%	3.42%
2006	1.30%	1,120	15.396940	17,245	4.49%	3.18%
2005	1.30%	69,288	14.923119	1,033,993	2.64%	1.34%
2004	1.30%	380,556	14.726229	5,604,155	0.78%	-0.50%
2003	1.30%	388,834	14.800105	5,754,784	0.63%	-0.68%
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2006	1.30%	1,840	22.711726	41,790	0.43%	15.78%
2005	1.30%	14,854	19.615792	291,373	0.06%	1.75%
2004	1.30%	109,740	19.279280	2,115,708	0.00%	15.78%
2003	1.30%	130,023	16.651092	2,165,025	0.00%	54.83%
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	1.30%	392	37.083919	14,537	0.09%	0.81%
2006	1.30%	816	36.787497	30,019	0.11%	10.60%
2005	1.30%	6,916	33.263194	230,048	0.00%	10.87%
2004	1.30%	27,688	30.001771	830,689	0.00%	17.49%
2003	1.30%	40,659	25.536562	1,038,291	0.00%	39.19%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Nationwide Fund – Class I
2006	1.30%	314	$40.292927	$12,652	1.08%	12.16%
2005	1.30%	5,272	35.923101	189,387	0.91%	6.06%
2004	1.30%	50,156	33.871221	1,698,845	1.28%	8.33%
2003	1.30%	66,484	31.265566	2,078,660	0.56%	25.87%
Nationwide VIT – Nationwide Leaders Fund – Class I
2005	1.30%	1,590	13.241863	21,055	1.54%	8.89%
2004	1.30%	5,346	12.160621	65,011	0.52%	17.26%
2003	1.30%	3,455	10.370684	35,831	0.19%	23.77%
Nationwide VIT – U.S. Growth Leaders Fund – Class I
2005	1.30%	1,378	15.018298	20,695	0.00%	10.52%
2004	1.30%	11,128	13.588665	151,215	0.00%	10.96%
2003	1.30%	16,491	12.246750	201,961	0.00%	50.17%
Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2005	1.30%	2,220	13.288789	29,501	3.89%	0.86%
2004	1.30%	8,078	13.174974	106,427	4.85%	5.16%
2003	1.30%	10,621	12.528743	133,068	5.47%	10.67%
Neuberger Berman AMT – Growth Portfolio- Class I
2006	1.30%	1,860	28.970099	53,884	0.00%	12.60%
2005	1.30%	8,346	25.728636	214,731	0.00%	12.04%
2004	1.30%	58,460	22.964403	1,342,499	0.00%	15.10%
2003	1.30%	67,899	19.952228	1,354,736	0.00%	29.71%
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2004	1.30%	4,968	11.032769	54,811	0.12%	14.32%
2003	1.30%	6,729	9.650858	64,941	0.84%	30.06%
Neuberger Berman AMT – Partners Portfolio- Class I
2006	1.30%	190	35.184666	6,685	0.71%	10.80%
2005	1.30%	22,258	31.756491	706,836	1.02%	16.53%
2004	1.30%	35,560	27.252721	969,107	0.01%	17.44%
2003	1.30%	38,219	23.205843	886,904	0.00%	33.35%
Oppenheimer VAF – Balanced Fund – Non-Service Shares
2005	1.30%	8,748	32.399586	283,432	1.76%	2.55%
2004	1.30%	59,420	31.593672	1,877,296	1.01%	8.68%
2003	1.30%	66,415	29.070523	1,930,719	2.82%	23.34%
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2006	1.30%	1,892	16.515549	31,247	0.38%	6.56%
2005	1.30%	10,204	15.499156	158,153	0.93%	3.75%
2004	1.30%	74,904	14.939657	1,119,040	0.33%	5.56%
2003	1.30%	87,490	14.153408	1,238,282	0.38%	29.25%
Oppenheimer VAF – Core Bond Fund – Non-Service Shares
2006	1.30%	952	25.434609	24,214	5.20%	3.92%
2005	1.30%	8,382	24.474528	205,145	5.34%	1.27%
2004	1.30%	31,218	24.168614	754,496	4.80%	4.13%
2003	1.30%	39,108	23.210049	907,699	5.67%	5.40%
Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	1.30%	338	44.680582	15,102	1.37%	4.94%
2006	1.30%	3,734	42.577872	158,986	1.04%	16.18%
2005	1.30%	20,412	36.649419	748,088	1.07%	12.84%
2004	1.30%	74,314	32.480314	2,413,742	1.25%	17.62%
2003	1.30%	72,050	27.613518	1,989,554	0.76%	41.18%
Oppenheimer VAF – Main Street®– Non-Service Shares
2005	1.30%	2,664	9.020429	24,030	1.25%	4.61%
2004	1.30%	25,380	8.622799	218,847	0.84%	8.05%
2003	1.30%	16,358	7.980692	130,548	0.90%	25.08%
Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2006	1.30%	5,116	6.194874	31,693	0.00%	1.63%
2005	1.30%	10,562	6.095550	64,381	0.00%	10.88%
2004	1.30%	38,774	5.497394	213,156	0.00%	18.23%
2003	1.30%	27,365	4.649735	127,240	0.00%	23.97%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2006	1.30%	430	$23.974748	$10,309	0.11%	7.79%
2005	1.30%	1,602	22.241255	35,630	0.00%	2.28%
2004	1.30%	9,240	21.745234	200,926	0.38%	4.84%
2003	1.30%	11,971	20.741572	248,297	0.11%	24.38%
Turner GVIT Growth Focus Fund – Class I
2003	1.30%	41,875	3.198637	133,943	0.00%	49.02%
Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class
2006	1.30%	710	20.988551	14,902	8.51%	5.11%
2005	1.30%	1,402	19.968392	27,996	7.55%	-4.28%
2004	1.30%	41,310	20.861514	861,789	8.78%	7.74%
2003	1.30%	45,248	19.362563	876,117	1.75%	16.64%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2005	1.30%	9,088	14.846881	134,928	0.73%	30.30%
2004	1.30%	55,514	11.394604	632,560	0.59%	24.27%
2003	1.30%	41,241	9.169570	378,162	0.11%	52.20%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2005	1.30%	11,812	32.040853	378,467	0.30%	49.72%
2004	1.30%	60,654	21.400584	1,298,031	0.37%	22.63%
2003	1.30%	52,868	17.487326	924,520	0.48%	43.21%
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	1.30%	374	17.336446	6,484	7.52%	10.81%
2004	1.30%	12,540	15.645892	196,199	6.41%	8.64%
2003	1.30%	28,152	14.401515	405,431	0.00%	26.21%
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	1.30%	7,386	42.223333	311,862	1.22%	15.54%
2004	1.30%	39,270	36.542922	1,435,041	1.55%	34.63%
2003	1.30%	45,256	27.142344	1,228,354	0.00%	35.74%
Wells Fargo AVT – Discovery FundSM
2006	1.30%	468	34.057941	15,939	0.00%	13.17%
2005	1.30%	2,946	30.095203	88,660	0.00%	6.88%
2004	1.30%	20,844	28.158423	586,934	0.00%	14.22%
2003	1.30%	22,400	24.651908	552,203	0.00%	37.63%
Wells Fargo AVT – Opportunity FundSM
2006	1.30%	448	52.395225	23,473	0.00%	10.77%
2005	1.30%	6,228	47.299447	294,581	0.00%	6.50%
2004	1.30%	58,418	44.414552	2,594,609	0.00%	16.69%
2003	1.30%	69,041	38.060714	2,627,750	0.07%	35.24%

Contract Owners’ Equity Total By Year
2007				$1,012,602,409

2006				$980,827,120

2005				$929,399,760

2004				$915,627,476

2003				$881,562,186

*
This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or cost of insurance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
February 29, 2008

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2007	2006	2005
Revenues:
Policy charges	$1,208.3	$1,132.6	$1,055.1
Premiums	291.7	308.3	260.0
Net investment income	1,975.8	2,058.5	2,105.2
Net realized investment (losses) gains	(166.2)	7.1	10.6
Other income	7.5	0.2	2.2

Total revenues	3,317.1	3,506.7	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Benefits and claims	479.3	450.3	377.5
Policyholder dividends	24.5	25.6	33.1
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	70.0	65.5	66.3
Other operating expenses	529.5	536.8	538.3

Total benefits and expenses	2,734.4	2,858.6	2,812.5

Income from continuing operations before federal income tax expense	582.7	648.1	620.6
Federal income tax expense	128.5	28.7	95.8

Income from continuing operations	454.2	619.4	524.8
Cumulative effect of adoption of accounting principle, net of taxes	(6.0)	—	—

Net income	$448.2	$619.4	$524.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2007	2006
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $24,021.2 and $25,197.2)	$23,933.4	$25,275.4
Equity securities (cost $69.6 and $28.5)	72.9	34.4
Mortgage loans on real estate, net	7,615.4	8,202.2
Short-term investments, including amounts managed by a related party	959.1	1,722.0
Other investments	1,330.8	1,292.9

Total investments	33,911.6	36,526.9

Cash	1.3	0.5
Accrued investment income	314.3	323.6
Deferred policy acquisition costs	3,997.4	3,758.0
Other assets	1,638.9	2,001.5
Separate account assets	69,676.5	67,351.9

Total assets	$109,540.0	$109,962.4

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$31,998.4	$34,409.4
Short-term debt	285.3	75.2
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,642.6	2,980.2
Separate account liabilities	69,676.5	67,351.9

Total liabilities	105,302.8	105,516.7

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,049.5	4,138.8
Accumulated other comprehensive (loss) income	(90.5)	28.7

Total shareholder’s equity	4,237.2	4,445.7

Total liabilities and shareholder’s equity	$109,540.0	$109,962.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2004	$3.8	$274.4	$3,554.6	$393.8	$4,226.6
Dividends to NFS	—	—	(185.0)	—	(185.0)

Comprehensive income:
Net income	—	—	524.8	—	524.8
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.6

Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2
Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7
Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2007	2006	2005
Cash flows from operating activities:
Net income	$448.2	$619.4	$524.8
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains)	166.2	(7.1)	(10.6)
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Capitalization of deferred policy acquisition costs	(612.6)	(569.6)	(460.5)
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Amortization and depreciation	22.3	46.6	65.6
Decrease (increase) in other assets	410.5	(298.0)	591.0
(Decrease) increase in policy and other liabilities	(230.3)	228.8	(511.4)
Other, net	8.5	0.1	(114.9)

Net cash provided by operating activities	1,843.9	1,800.6	1,881.3

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,379.8	5,128.6	4,198.5
Proceeds from sale of securities available-for-sale	4,657.5	2,267.3	2,619.7
Proceeds from repayments or sales of mortgage loans on real estate	2,467.7	2,430.8	2,854.6
Cost of securities available-for-sale acquired	(8,008.3)	(5,658.9)	(6,924.1)
Cost of mortgage loans on real estate originated or acquired	(1,887.0)	(2,180.4)	(2,524.9)
Net decrease (increase) in short-term investments	762.9	(125.4)	56.9
Collateral (paid) received - securities lending, net	(175.6)	(332.6)	36.6
Other, net	(68.6)	52.1	121.6

Net cash provided by investing activities	2,128.4	1,581.5	438.9

Cash flows from financing activities:
Net increase (decrease) in short-term debt	210.1	(167.1)	27.3
Cash dividends paid to NFS	(537.5)	(375.0)	(185.0)
Investment and universal life insurance product deposits	3,586.1	3,400.8	2,845.4
Investment and universal life insurance product withdrawals	(7,230.2)	(6,241.2)	(5,022.5)

Net cash used in financing activities	(3,971.5)	(3,382.5)	(2,334.8)

Net increase (decrease) in cash	0.8	(0.4)	(14.6)
Cash, beginning of period	0.5	0.9	15.5

Cash, end of period	$1.3	$0.5	$0.9

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2007, 2006 and 2005

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2007 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers; and Mullin TBG Insurance Agency Services, LLC, a joint venture between NFS’ majority-owned subsidiary, TBG Insurance Services Corporation d/b/a TBG Financial, and MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

As of December 31, 2007 and 2006, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2006 and 2005 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, a “structured product model” is used to value certain fixed maturity securities with complex cash flows, such as certain mortgage-backed and asset-backed securities,. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. The company also utilized broker quotes in pricing securities or to validate modeled prices. As of December 31, 2007, 70% of the fair values of fixed maturity securities were obtained from independent pricing services, 17% from the Company’s pricing matrices and 13% from other sources compared to 71%, 20% and 9%, respectively, in 2006.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

For debt and equity securities not subject to Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20), an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition to the above, for certain securitized financial assets with contractual cash flows, including asset-backed securities, EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2007, the Company’s largest exposure to any single borrower, region and property type was 2%, 24% and 33%, respectively, of the Company’s general account mortgage loan portfolio, compared to 3%, 26% and 33%, respectively, as of December 31, 2006.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC are subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b) to the audited consolidated financial statements included in the F pages of this report.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. This assumption, like others, is reviewed as part of the annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate with the Standard & Poor’s (S&P) 500 Index in the aggregate. The reversion to the mean process is based on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of current year assumption changes.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed time period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of current year assumption changes.

At the end of the second quarter of 2007, the Company determined as part of its analysis of DAC that the overall profitability of separate account products is expected to exceed previous estimates due to favorable financial market trends. Accordingly, the Company unlocked its DAC assumptions after completing a comprehensive review of assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review covered all assumptions including expected separate account investment returns, lapse rates, mortality and expenses. Additionally, while the Company estimates that the overall profitability of its variable products has improved, it also expects the long-term net growth in separate account investment performance to moderate. As a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company reduced its long-term net separate account growth rate assumption from approximately 8% to approximately 7%. The Company unlocked assumptions, as appropriate, for all investment products and variable universal life insurance products in order to remain consistent across product lines using revised assumptions which reflect the Company’s current best estimate of future events. Therefore, in the second quarter of 2007, the Company recorded a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The most significant assumption changes that resulted from the Company’s unlocking decisions were resetting the anchor date for reversion to the mean calculations to June 30, 2007, resulting in resetting the assumption for net separate account growth to approximately 7% during the three-year reversion period; resetting the long-term assumption for net separate account growth and the discount rate used to calculate the present value of estimated gross profits to approximately 7% (formerly approximately 8%); and increasing estimated lapse rates for fixed annuity and bank-owned life insurance products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature results in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, existing DAC and other related balances were eliminated resulting in a $135.0 million pre-tax charge.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 6% in 2007 (8% in 2006 and 10% in 2005) of the Company’s life insurance in force, 48% of the number of life insurance policies in force in 2007 (50% in 2006 and 52% in 2005) and 7% of life insurance statutory premiums in 2007 (5% in 2006 and 5% in 2005). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

(k) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its condensed consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006	2005
Other operating expenses	$2.8	$5.0	$(0.5)
Net income	(1.9)	(3.1)	0.3
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(3)	Recently Issued Accounting Standards
In December 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company currently is evaluating the impact of adopting SFAS 141R.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company currently is evaluating the impact of adopting SFAS 160.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FASB Staff Position (FSP) SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. FSP FIN 39-1 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company will elect adoption of SFAS 159 for certain financial instruments effective January 1, 2008, which is not expected to have a material impact on the Company’s financial position or results of operations. The Company will assess election for new financial assets or liabilities on a prospective basis.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

(4)	Fair Value of Financial Instruments
Assets and liabilities that are presented at fair value in the consolidated balance sheets are not included in the disclosures below, including investment securities, cash, separate accounts, securities lending collateral and derivative financial instruments. Those financial assets and liabilities not presented at fair value are discussed below.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2007		2006
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,615.4	$7,659.9	$8,202.2	$8,060.7
Policy loans	687.9	687.9	639.2	639.2

Liabilities
Investment contracts	(24,671.0)	(23,084.7)	(27,124.7)	(25,455.2)
Short-term debt	(285.3)	(285.3)	(75.2)	(75.2)
Long-term debt, payable to NFS	(700.0)	(751.3)	(700.0)	(809.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2007 and 2006, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2007. As of December 31, 2007 and 2006, the Company’s net amount at risk was $519.9 million and $562.4 million before reinsurance, respectively, and $317.2 million and $193.0 million net of reinsurance, respectively. As of December 31, 2007 and 2006, the Company’s reserve for GMDB claims was $47.4 million and $29.3 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2007 and 2006, the net balance of the embedded derivatives for living benefits was a liability of $91.9 million and an asset of $23.7 million, respectively.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2007, 2006 and 2005, a net loss of $2.4 million, a net gain of $2.9 million and a net gain of $4.1 million, respectively, were recognized in net realized investment gains and losses. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2007, 2006 and 2005, the ineffective portion of cash flow hedges was a net loss of $1.4 million, a net loss of $1.5 million and a net gain of $3.1 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2007, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2007, 2006 and 2005 included net losses of $12.4 million, $0.5 million and $9.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included net losses of $51.8 million (recorded as a $41.7 million net realized loss, net investment income of $2.6 million and annuity expense of $12.7 million) and $11.4 million (recorded as net investment income of $10.7 million and annuity expense of $22.1 million) for the years ended December 31, 2007 and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2007, 2006 and 2005, net losses of $0.5 million, $10.6 million and $80.7 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded in net realized investment gains and losses to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2007 compared to $14.1 million and $78.3 million during the years ended December 31, 2006 and 2005, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2007	2006
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,692.9	$1,930.5
Pay variable/receive fixed rate swaps hedging investments	21.0	60.4
Pay fixed/receive variable rate swaps hedging liabilities	1,120.7	1,048.8
Pay variable/receive fixed rate swaps hedging liabilities	343.1	—
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	375.5	452.9
Hedging foreign currency denominated liabilities	1,144.1	1,137.1
Credit default swaps	300.3	376.8
Other non-hedging instruments	518.1	101.8
Equity option contracts	2,361.8	1,640.7
Interest rate futures contracts	371.3	214.2

Total	$8,248.8	$6,963.2

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
Agencies not backed by the full faith and credit of the U. S. Government	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. In addition, the Company may be likely to experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2007. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,389.8	$1,392.5
Due after one year through five years	6,267.3	6,375.0
Due after five years through ten years	3,732.8	3,758.7
Due after ten years	3,140.3	3,126.3

Subtotal	14,530.2	14,652.5
Mortgage-backed securities	5,855.9	5,788.8
Asset-backed securities	3,635.1	3,492.1

Total	$24,021.2	$23,933.4

The following table presents the components of net unrealized (losses) gains on securities available-for-sale as of December 31:

(in millions)	2007	2006
Net unrealized (losses) gains, before adjustments and taxes	$(84.5)	$84.1
Adjustment to DAC	87.1	83.3
Adjustment to future policy benefits and claims	(77.7)	(83.1)
Deferred federal income tax benefit (expense)	26.1	(29.5)

Net unrealized (losses) gains	$(49.0)	$54.8

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2007	2006	2005
Fixed maturity securities	$(166.0)	$(161.0)	$(704.1)
Equity securities	(2.6)	(1.1)	(3.4)

Net decrease	$(168.6)	$(162.1)	$(707.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
Agencies not backed by the full faith and credit of the U.S. Government	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of gross unrealized losses		53%		47%

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has assets that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews each asset in an unrealized loss position and evaluates whether or not the loss is other-than-temporary. This evaluation considers several factors, including the extent of the unrealized loss, the rating of the affected security, the Company’s ability and intent to hold the security until recovery, and economic conditions that could affect the creditworthiness of the issuer. As of December 31, 2007, assets that have been in an unrealized loss position for more than one year totaled $231.3 million, or 47% of the Company’s total unrealized losses. Of this total, $209.3 million, or 90%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As noted in the table above, the majority of the increases in the Company’s unrealized losses from December 31, 2006 to December 31, 2007 were attributable to corporate securities and asset-backed securities (ABSs). These increased loss positions primarily were driven by the combined impacts of interest rate movements, volatility in investment quality ratings and credit spreads, and illiquid markets.

As of December 31, 2007, 69% of the Company’s corporate securities in unrealized loss positions, or $150.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade corporate securities, 57%, or $84.9 million, have been in an unrealized loss position for more than one year, but 87% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s corporate securities in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

As of December 31, 2007, 100% of the Company’s ABSs in unrealized loss positions, or $174.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade ABSs, 72%, or $126.9 million, have been in an unrealized loss position for less than one year, but 33% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s ABSs in unrealized loss positions that have been in loss positions for more than one year, 57% have ratios of estimated fair value to amortized cost of at least 90%.

For fixed maturity securities that are available-for-sale as of December 31, 2007, the following table summarizes the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, in an unrealized loss position for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total

99.9% - 95.0%	$55.2	$93.5	$148.7	$13.1	$5.2	$18.3	$68.3	$98.7	$167.0
94.9% - 90.0%	49.9	84.6	134.5	13.2	4.4	17.6	63.1	89.0	152.1
89.9% - 85.0%	34.6	19.2	53.8	3.1	6.3	9.4	37.7	25.5	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.9	5.8	20.7	75.4	11.6	87.0

Total	$216.5	$209.3	$425.8	$47.3	$21.9	$69.2	$263.8	$231.2	$495.0

As noted in the table above, as of December 31, 2007, 64% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 90%. In addition, 86% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. The NAIC assigns designations to publicly traded and privately placed securities. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 94% were in the two highest NAIC Designations as of December 31, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2007		2006
NAIC designation[1]	Rating agency equivalent designation[2]	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	Aaa/Aa/A	$16,765.5	$16,662.7	$17,433.9	$17,426.3
2	Baa	5,730.3	5,784.3	6,117.2	6,175.8
3	Ba	1,101.6	1,078.3	1,024.8	1,033.6
4	B	325.0	316.8	590.4	596.6
5	Caa and lower	60.2	52.7	12.6	20.3
6	In or near default	38.6	38.6	18.3	22.8

	Total	$24,021.2	$23,933.4	$25,197.2	$25,275.4

[1]	NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

[2]	Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.
Recent conditions in the securities markets, including changes in interest rates, investment quality ratings, liquidity and credit spreads, have resulted in declines in the values of investment securities, including mortgage-backed securities (MBSs) and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These same factors also affect the estimated fair value of these securities.

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,199.5 and $1,953.6, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $755.7 and $707.1, respectively. As of December 31, 2007, 100.0% and 91.7% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 56.5% and 70.9% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

Proceeds from the sale of securities available-for-sale during 2007, 2006 and 2005 were $4.65 billion, $2.27 billion and $2.62 billion, respectively. During 2007, gross gains of $70.0 million ($61.6 million and $71.9 million in 2006 and 2005, respectively) and gross losses of $70.2 million ($64.1 million and $22.6 million in 2006 and 2005, respectively) were realized on those sales.

Real estate held for use was $17.8 million and $38.8 million as of December 31, 2007 and 2006, respectively. These assets are carried at cost less accumulated depreciation, which was $3.6 million and $15.1 million as of December 31, 2007 and 2006, respectively. There was no real estate held for sale as of December 31, 2007 compared to real estate held for sale with a carrying value of $16.0 million as of December 31, 2006.

The carrying value of commercial mortgage loans on real estate considered to be impaired was $7.4 million as of December 31, 2007 ($17.5 million as of December 31, 2006), for which the related valuation allowance was $3.0 million ($12.3 million as of December 31, 2006). No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value. During 2007, the average carrying value of impaired mortgage loans on real estate was $3.7 million ($3.5 million in 2006). Interest income on those loans, which is recognized on a cash basis, was $0.4 million in 2007 ($1.9 million in 2006).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2007	2006	2005
Allowance, beginning of period	$34.3	$31.1	$33.3
Net (reductions) additions to allowance	(11.2)	3.2	(2.2)

Allowance, end of period	$23.1	$34.3	$31.1

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2007	2006	2005
Total realized gains on sales, net of hedging losses	$65.4	$88.8	$75.6
Total realized losses on sales, net of hedging gains	(79.9)	(64.8)	(22.9)
Total other-than-temporary and other investment impairments	(116.4)	(17.1)	(36.8)
Credit default swaps	(7.5)	(1.1)	(7.5)
Periodic net coupon settlements on non-qualifying derivatives	1.7	1.9	1.1
Other derivatives	(29.5)	(0.6)	1.1

Net realized investment (losses) gains	$(166.2)	$7.1	$10.6

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2007	2006	2005
Securities available-for-sale:
Fixed maturity securities	$1,370.5	$1,419.2	$1,466.2
Equity securities	4.0	2.6	2.4
Mortgage loans on real estate	512.6	535.4	577.3
Short-term investments	28.7	47.3	18.8
Other	124.3	120.9	97.8

Gross investment income	2,040.1	2,125.4	2,162.5
Less investment expenses	64.3	66.9	57.3

Net investment income	$1,975.8	$2,058.5	$2,105.2

Fixed maturity securities with an amortized cost of $8.3 million and $8.1 million as of December 31, 2007 and 2006, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2007 and 2006, the Company had received $551.9 million and $802.3 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2007 and 2006. As of December 31, 2007 and 2006, the Company had loaned securities with a fair value of $541.2 million and $778.6 million, respectively.

As of December 31, 2007 and 2006, the Company had received $245.4 million and $171.0 million, respectively, of cash for derivative collateral. The Company also held $18.5 million and $12.8 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had pledged fixed maturity securities with a fair value of $18.8 million as collateral to various derivative counterparties compared to none as of December 31, 2006.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2007			2006
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,082.6	$18.7	62	$9,231.4	$33.9	60
Reset	17,915.0	61.1	64	17,587.0	47.5	63
Ratchet	15,789.2	132.2	66	13,481.0	30.3	66
Rollup	467.0	8.4	71	538.4	11.3	70
Combo	2,555.5	47.0	68	2,588.7	28.9	68

Subtotal	45,809.3	267.4	66	43,426.5	151.9	65
Earnings enhancement	519.2	49.8	62	477.8	41.1	61

Total - GMDB	$46,328.5	$317.2	65	$43,904.3	$193.0	64

GMAB[2]:
5 Year	$2,985.6	$4.6	N/A	$2,131.1	$0.1	N/A
7 Year	2,644.1	6.2	N/A	1,865.7	0.1	N/A
10 Year	927.3	1.3	N/A	784.0	—	N/A

Total - GMAB	$6,557.0	$12.1	N/A	$4,780.8	$0.2	N/A

GMIB[3]:
Ratchet	$425.2	$—	N/A	$450.6	$—	N/A
Rollup	1,119.9	—	N/A	1,187.1	—	N/A
Combo	0.3	—	N/A	0.5	—	N/A

Total - GMIB	$1,545.4	$—	N/A	1,638.2	$—	N/A

GLWB:
L.inc	$2,865.8	$—	N/A	$993.8	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2007.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.77 billion and $2.95 billion as of December 31, 2007 and 2006, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2007	2006
Mutual funds:
Bond	$5,143.6	$4,467.3
Domestic equity	31,217.7	29,808.4
International equity	3,987.3	3,420.5

Total mutual funds	40,348.6	37,696.2
Money market funds	1,728.2	1,414.4

Total	$42,076.8	$39,110.6

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2007 and 2006:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 7.0% and 8.0% as of December 31, 2007 and 2006, respectively
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2007	2006
$800.0 million commercial paper program	$199.7	$—
$350.0 million securities lending program facility	85.6	75.2

Total short-term debt	$285.3	$75.2

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2007, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2007 and 2006. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $199.7 million of commercial paper outstanding at December 31, 2007 at a weighted average interest rate of 4.39% and no commercial paper outstanding at December 31, 2006.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (4.60% and 5.32% as of December 31, 2007 and 2006, respectively). NLIC had $85.6 million and $75.2 million outstanding under this agreement as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $15.0 million, $11.7 million and $11.5 million in 2007, 2006 and 2005, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2007	2006
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2007, 2006 and 2005. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of subsidiaries.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its eligible subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2007	2006
Deferred tax assets:
Future policy benefits	$622.0	$607.8
Other	213.2	138.6

Gross deferred tax assets	835.2	746.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	828.2	739.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,112.6	1,022.2
Other	130.8	173.9

Gross deferred tax liabilities	1,243.4	1,196.1

Net deferred tax liability	$415.2	$456.7

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2007, 2006 and 2005.

The Company’s current federal income tax asset was $12.7 million and $12.6 million as of December 31, 2007 and 2006, respectively.

Total federal income taxes paid (refunded) were $99.1 million, $(4.3) million and $182.2 million during the years ended December 31, 2007, 2006 and 2005, respectively.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 14 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2007	2006	2005
Current	$106.5	$(61.8)	$90.6
Deferred	22.0	90.5	5.2

Federal income tax expense	$128.5	$28.7	$95.8

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2007		2006		2005
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$204.0	35.0	$226.8	35.0	$217.2	35.0
DRD	(61.0)	(10.5)	(67.5)	(10.4)	(107.5)	(17.3)
Reserve release	—	—	(110.9)	(17.1)	—	—
Other, net	(14.5)	(2.4)	(19.7)	(3.1)	(13.9)	(2.3)

Total	$128.5	22.1	$28.7	4.4	$95.8	15.4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2007, NLIC paid dividends of $537.5 million to NFS, including a $242.5 million extraordinary dividend paid after obtaining approval from the ODI. NLIC’s statutory capital and surplus as of December 31, 2007 was $2.50 billion, and statutory net income for 2007 was $309.0 million. As of January 1, 2008, NLIC could not pay dividends to NFS without obtaining prior approval. As of April 2008, NLIC will be able to pay dividends to NFS totaling $246.5 million upon providing prior notice to the ODI. On February 20, 2008, NLIC declared a dividend of $246.5 million payable to NFS in April 2008. NLIC will provide notice to the ODI before paying this dividend to NFS.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2007	2006	2005
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(276.3)	$(171.3)	$(687.2)
Net adjustment to deferred policy acquisition costs	3.8	40.9	187.0
Net adjustment to future policy benefits and claims	5.4	21.5	17.0
Related federal income tax benefit	93.3	38.1	169.1

Net unrealized losses	(173.8)	(70.8)	(314.1)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	107.7	9.2	(20.3)
Related federal income tax (benefit) expense	(37.7)	(3.2)	7.1

Net reclassification adjustment	70.0	6.0	(13.2)

Other comprehensive loss on securities available-for-sale	(103.8)	(64.8)	(327.3)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(17.2)	(0.2)	41.7
Related federal income tax benefit (expense)	6.0	0.1	(14.6)

Other comprehensive (loss) income on cash flow hedges	(11.2)	(0.1)	27.1

Other net unrealized losses	(4.2)	—	—

Total other comprehensive loss	$(119.2)	$(64.9)	$(300.2)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2007, 2006 and 2005.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $13.5 million, $19.9 million and $16.6 million for the years ended December 31, 2007, 2006 and 2005, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2007, 2006 and 2005.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $7.3 million, $6.6 million and $6.2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2007, 2006 and 2005, the Company made payments to NMIC and NSC totaling $285.6 million, $261.7 million and $274.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.90 billion and $5.48 billion as of December 31, 2007 and 2006, respectively. Total revenues from these contracts were $130.8 million, $133.4 million and $136.2 million for the years ended December 31, 2007, 2006 and 2005, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109.7 million, $110.7 million and $107.3 million for the years ended December 31, 2007, 2006 and 2005, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2007, 2006 and 2005, the Company made lease payments to NMIC of $23.0 million, $19.3 million and $18.7 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2007, 2006 and 2005 were $317.6 million, $430.8 million and $429.5 million, respectively, while benefits, claims and expenses ceded during these years were $348.1 million, $470.4 million and $398.8 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2007 and 2006, customer allocations to NFG funds totaled $21.41 billion and $18.26 billion, respectively. For the years ended December 31, 2007, 2006 and 2005, NFG paid the Company $76.9 million, $64.4 million and $51.6 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $20.1 million, $28.3 million and $26.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2007 and 2006, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2007, 2006 and 2005, the most the Company had outstanding at any given time was $178.2 million, $191.5 million and $55.3 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $368.2 million and $601.3 million as of December 31, 2007 and 2006, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2007, 2006 and 2005 were $59.5 million, $58.1 million and $59.0 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $9.4 million, $6.9 million and $2.9 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. There were no payments (from) to NMIC for the year ended December 31, 2007 compared to $(15.3) million and $45.0 million for the years ended December 31, 2006 and 2005, respectively. These payments related to tax years prior to deconsolidation.

In 2007, 2006 and 2005, NLIC paid dividends to NFS totaling $537.5 million, $375.0 million and $185.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 20, 2007, NLIC and NRS were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period. The class period is the date from which NLIC and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided. The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement. The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled. On January 9, 2008, NLIC and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division. On January 16, 2008, NLIC and NRS filed a motion to dismiss. On January 24, 2008, the plaintiffs filed a motion to remand. The motions have been fully briefed. NLIC and NRS intend to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On October 12, 2007, NLIC filed a motion to dismiss. The motion has been fully briefed. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On October 25, 2007, NFS, NLIC and NRS filed their opposition to the plaintiff’s motion. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment. The court granted NLIC’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims. However, several claims against NLIC remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions. The Court has requested additional briefing on NLIC’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. NLIC continues to defend this lawsuit vigorously.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. The plaintiff appealed the District Court’s decision, and the issues have been fully briefed. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with the requirements of FIN 48. See Note 3 for a summary of the provisions of FIN 48. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

(15)	Guarantees
Since 2001, the Company has sold $677.2 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2007, the Company held guarantee reserves totaling $6.0 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.28 billion. The Company does not anticipate making any payments related to these guarantees.

As of December 31, 2007, the Company held stabilization reserves of $1.6 million as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(16)	Variable Interest Entities
As of December 31, 2007 and 2006, the Company had relationships with 19 and 18 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. Each VIE is a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $465.7 million and $445.5 million as of December 31, 2007 and 2006, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2007	2006
Other long-term investments	$434.1	$432.5
Short-term investments	31.9	33.7
Other assets	38.1	37.8
Other liabilities	(38.4)	(58.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2007 and 2006 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $201.3 million and $68.9 million as of December 31, 2007 and 2006, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses[1]	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses[1]	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains[1]	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Non-operating net realized investment gains[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	557.7	444.8	182.4	146.1	1,331.0
Benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.3	538.3

Total benefits and expenses	1,229.0	673.8	681.0	228.7	2,812.5

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.7	$620.6

Less: non-operating net realized investment gains[1]	—	—	—	(9.5)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$81.2

Assets as of year end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2007 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$124.7	$124.7
Agencies not backed by the full faith and credit of the U.S. Government	406.1	467.3	467.3
Obligations of states and political subdivisions	245.3	244.2	244.2
Foreign governments	40.0	42.4	42.4
Public utilities	1,345.3	1,358.8	1,358.8
All other corporate	21,873.7	21,696.0	21,696.0

Total fixed maturity securities available-for-sale	24,021.2	23,933.4	23,933.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	15.5	18.5	18.5
Industrial, miscellaneous and all other	2.3	1.6	1.6
Nonredeemable preferred stocks	51.8	52.8	52.8

Total equity securities available-for-sale	69.6	72.9	72.9

Mortgage loans on real estate, net	7,619.2		7,615.4	[1]
Real estate, net:
Investment properties	11.1		8.6	[2]
Acquired in satisfaction of debt	10.4		9.2	[2]

Total real estate, net	21.5		17.8

Policy loans	687.9		687.9
Other long-term investments	625.1		625.1
Short-term investments, including amounts managed by a related party	965.4		959.1	[3]

Total investments	$34,009.9		$33,911.6

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to unrealized gains and/or losses from securities lending.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2007
Individual Investments	$609.1	$653.9	$287.1	191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	81.6

Total	$2,105.2	$1,741.6	$466.3	$604.6

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance [1]	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2007, 2006 and 2005 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

[1]	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 26.                   Exhibits

(a)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (033-62795) and hereby incorporated by reference.

(b)	Not Applicable

(c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the registration statement (333-27133) and hereby incorporated by reference.

(d)	The form of the contract – Filed previously with initial registration statement (033-62795) and hereby incorporated by reference.

(e)	The form of the contract application – Filed previously with initial registration statement (033-62795) and hereby incorporated by reference.

(f)	Articles of Incorporation of Depositor – Filed previously with initial registration statement (033-62795) and hereby incorporated by reference.

(g)	Reinsurance Contracts -Filed previously with registration statement (333-46338) and hereby incorporated by reference.

(h)	Participation Agreements –

1.	Fund Participation Agreement with AIM filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

2.
Fund Participation Agreement with AllianceBernstein filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

3.	Fund Participation Agreement with American Century filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

4.
Fund Participation Agreement with Credit Suisse filed on April 22, 2008, with Post-Effective Amendment No. 21 (File No. 033-60063) as exhibit 26(h) and hereby incorporated by reference.  NEBA ONLY:  Fund Participation Agreement with Credit Suisse is currently being filed as exhibit 26(h).

5.	Fund Participation Agreement with Dreyfus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

6.	Fund Participation Agreement with Federated filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

7.	Fund Participation Agreement with Fidelity filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

8.	Fund Participation Agreement with Franklin filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

9.	Fund Participation Agreement with Janus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

10.	Fund Participation Agreement with MFS®/Massachusetts filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

11.	Fund Participation Agreement with Nationwide (NVIT) filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

12.
Fund Participation Agreement with Neuberger Berman/Lehman Brothers filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

13.	Fund Participation Agreement with Oppenheimer filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

14.	Fund Participation Agreement with Putnam filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

15.	Fund Participation Agreement with T. Rowe Price filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

16.	Fund Participation Agreement with Van Eck filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

17.	Fund Participation Agreement with Van Kampen filed on April 23, 2008, with Post-Effective Amendment No. 25 (File No. 033-89560) as exhibit 26(h) and hereby incorporated by reference.

18.	Fund Participation Agreement with Wells Fargo filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

(i)	Not Applicable

(j)	Not Applicable

(k)	Opinion of Counsel – Filed previously with Pre-Effective Amendment No. 1 to the registration statement (033-62795) and hereby incorporated by reference.

(l)	Not Applicable

(m)	Not Applicable

(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(o)	Not Applicable

(p)	Not Applicable

(q)	Redeemability Exemption - Filed previously with registration statement (333-140608) on July 17, 2007 under document “redeemexempt.htm” and hereby incorporated by reference.

(99)      Power of Attorney – Attached hereto.

Item 27.	Directors and Officers of the Depositor

Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance	Lawrence A. Hilsheimer
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28.                  Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a. Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Audenstar Limited	England		The company is an investment holding company.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Champions of the Community, Inc.	Ohio		The company raises money for gifts and grants to charitable organizations
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverage in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	California		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places the pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Intervent USA, Inc.	Georgia		Lifestyle Management and Chronic Disease Risk Reduction Programs Consultants.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
National Casualty Company of America, Ltd.	England		This company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio		Provides investment advisory services as a registered investment advisor to affiliated and unaffiliated clients
Nationwide Asset Management Holdings Limited	England and Wales		The Company is an investment holding company
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc. (f.k.a. Nationwide Health and Productivity Company)	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Advisors	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Fund Distributors LLC (f.k.a. Gartmore Distribution Services, Inc.)	Delaware		The company is a distributor and administrator for Nationwide mutual funds.
Nationwide Fund Management LLC (f.k.a Gartmore Investors Services, Inc.)	Delaware		The corporation provides transfer and dividend disbursing services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The corporation is an independent agency personal lines underwriter of property/casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life and Annuity Company of America**	Delaware		The company provides variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC (f.k.a. Nationwide Strategic Investment Fund, LLC)	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long-term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Funds	Delaware		The corporation operates as a business trust for the purposes of issuing investment shares to the public and to segregated asset accounts of life insurance companies.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company* (f.k.a. Provident Mutual Holding Company)	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide S.A. Capital Trust (f.k.a. Gartmore S.A. Capital Trust)	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Sales Solutions, Inc. (f.k.a. Allied Group Insurance Marketing Company)	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services’ functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The corporation provides services to Nationwide Global Holdings, Inc. in Poland.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Olentangy Reinsurance Company	Vermont		The company is a resinsurance company.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The Company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Indemnity Company	Texas		The company is a multi-line licensed insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
FARMLAND MUTUAL INSURANCE COMPANY
F & B, INC.
NATIONWIDE CORPORATION
RETENTION ALTERNATIVES, LTD.
NATIONWIDE FOUNDATION
ALLIED GROUP, INC. (AGI)
SCOTTSDALE INSURANCE COMPANY (SIC)
THI HOLDINGS DELAWARE, INC. (THI)
ATLANTIC FLORIDIAN INSURANCE COMPANY
CRESTBROOK INSURANCE COMPANY
NATIONAL CASUALTY COMPANY (NC)
NATIONWIDE LLOYDS
A TEXAS LLOYDS
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
AMCO INSURANCE COMPANY (AMCO)
NATIONWIDE INSURANCE COMPANY OF AMERICA
ALLIED TEXAS AGENCY, INC.
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
WESTERN HERITAGE INSURANCE COMPANY
VETERINARY PET INSURANCE CO. (VPI)
V.P.I. SERVICES INC.
TITAN INDEMNITY COMPANY (TITAN)
TITAN INSURANCE COMPANY (TITAN INSURANCE)
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
VICTORIA AUTOMOBILE INSURANCE COMPANY
VICTORIA NATIONAL INSURANCE COMPANY
VICTORIA SELECT INSURANCE COMPANY
VICTORIA SPECIALTY INSURANCE COMPANY

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp – 100%
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 100%
NATIONWIDE SECURITIES, INC.
NGH – 100%
NATIONWIDE FINANCIAL SP, Z.O.O
DELAWARE BUSINESS TRUST
LUXEMBOURG SICAV
FIRE – 100%

(Nationwide Corp. subsidiaries)

Page 2

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NATIONWIDE CORPORATION (NW CORP)
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
TBG INSURANCE SERVICES CORP. (TBG)
TBG AVIATION, LLC
TBG FINANCIAL & INSURANCE SERVICES CORPORATION
NATIONWIDE INVESTMENT ADVISORS, LLC
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
NATIONWIDE INVESTMENT SERVICES CORPORATION
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
TEXAS HOUSING FUND, LLC
LIFE REO HOLDINGS LLC
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
NF REINSURANCE, LTD
NATIONWIDE FUND ADVISORS
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NATIONWIDE BANK
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
PENSION ASSOCIATES, INC.
NFS DISTRIBUTORS, INC. (NFSDI)
NATIONWIDE FUND MANAGEMENT LLC
NATIONWIDE FUND DISTRIBUTORS LLC
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NATIONWIDE LIFE INSURANCE COMPANY OF DELAWARE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
PROVIDENTCO, INC.
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
1717 CAPITAL MANAGEMENT COMPANY
1717 ADVISORY SERVICES, INC.
1717 BROKERAGE SERVICES, INC.

(NFS subsidiaries)

Item 29.                                                                Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide's Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party or is threatened to be made a party to:

o	any threatened, pending or completed civil action, suit or proceeding;

o	any threatened, pending or completed criminal action, suit or proceeding;

o	any threatened, pending or completed administrative action, suit or proceeding;

o	any threatened, pending or completed investigative action, suit or proceeding;

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Although Nationwide is of the opinion that the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted, Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 (the 1933 "Act") is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act #.  Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue.  Nationwide will not be required to seek the court's determination if, in the opinion of Nationwide's counsel, the matter has been settled by controlling precedent.

Item 30.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President-Chief Compliance Officer	James J. Rabenstine
Secretary	Kathy R. Richards
Assistant Treasurer	Terry C. Smetzer
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 32.                 Management Services

Not Applicable

Item 33.                 Fee Representation

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 18th day of April 2008.

NATIONWIDE VLI SEPARATE ACCOUNT – 2
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 18th day of April 2008.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ Timothy D. Crawford
Timothy D.Crawford
Attorney-in-Fact